             AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
                                DECEMBER 30, 2004
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                      Securities Act of 1933 File #33-27489
                  Investment Company Act of 1940 File #811-5775
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 42
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940 [X]
                                AMENDMENT NO. 43
                                   WM TRUST II
               (Exact name of Registrant as specified in Charter)
                                       AND
                     Securities Act of 1933 File #333-01999
                 Investment Company Act of 1940 File #811-07577
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 18
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940 [X]
                                AMENDMENT NO. 19
                  WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS, LLC
               (Exact name of Registrant as specified in Charter)
                                       AND
                     Securities Act of 1933 File #002-10766
                 Investment Company Act of 1940 File #811-00123
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 87
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940 [X]
                                AMENDMENT NO. 84
                                   WM TRUST I
               (Exact name of Registrant as specified in Charter)
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                    (Address of principal executive offices)
        Registrant's telephone number, including area code (206) 461-3800
          John T. West 1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)
                                 With a copy to:

                         Joseph B. Kittredge, Jr., Esq.
                                Ropes & Gray LLP
                             One International Place
                                Boston, MA 02110

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[ ] on [date] pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[X] on March 1, 2005 pursuant to paragraph (a)(1) of Rule 485


[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ] on [date] pursuant to paragraph (a)(2) of Rule 485

[ ] this post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                WM GROUP OF FUNDS
                                   PROSPECTUS
                                  MARCH 1, 2005



                                  EQUITY FUNDS



                                   - REIT FUND
                              - EQUITY INCOME FUND
                             - GROWTH & INCOME FUND
                            - WEST COAST EQUITY FUND
                              - MID CAP STOCK FUND
                                  - GROWTH FUND
                             - SMALL CAP VALUE FUND
                             - SMALL CAP GROWTH FUND
                           - INTERNATIONAL GROWTH FUND



                               FIXED-INCOME FUNDS



                            - SHORT TERM INCOME FUND
                        - U.S. GOVERNMENT SECURITIES FUND
                                  - INCOME FUND
                                - HIGH YIELD FUND



                                 MUNICIPAL FUNDS



                             - TAX-EXEMPT BOND FUND
                           - CALIFORNIA MUNICIPAL FUND
                - CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND



                                   MONEY FUNDS



                               - MONEY MARKET FUND
                         - TAX-EXEMPT MONEY MARKET FUND
                             - CALIFORNIA MONEY FUND



The WM Group of Funds provides a broad selection of investment choices.



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a crime.

                                WM GROUP OF FUNDS


                                  MARCH 1, 2005


                                TABLE OF CONTENTS


                                                             PAGE
Risk/Return Summary                                            2
   Equity Funds                                                4
   Fixed-Income Funds                                         14
   Municipal Funds                                            17
   Money Funds                                                19
   Summary of Principal Risks                                 22
Fees and Expenses of the Funds                                25
Fund Investment Strategies                                    32
   Equity Funds                                               32
   Fixed-Income Funds                                         33
   Municipal Funds                                            34
   Money Funds                                                36
Common Investment Practices                                   37
Investing in the Funds                                        43
Choosing a Share Class                                        43
Redemptions and Exchanges of Shares                           48
Other Policies and Practices of the WM Group of Funds         49
Tax Considerations                                            53
How Net Asset Value Is Determined                             53
Advisor and Sub-advisors                                      54
Individual Fund Managers                                      55
Financial Highlights
Appendix A

                               RISK/RETURN SUMMARY

The WM Group of Funds provides a broad range of investment choices. This summary identifies the investment objective, principal investment strategies and principal risks of each Fund. The principal investment strategies identified in this summary are not the only investment strategies available to the Funds, and some of the principal investment strategies may not be available at any given time. For a discussion of other investment strategies available to the Funds, please see the Statement of Additional Information (the "SAI").


STRATEGIES AND RISKS


The principal investment strategies identified in this summary provide specific information about each of the Funds, but there are some general principles WM Advisors, Inc. ("WM Advisors") and the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, WM Advisors and the sub-advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors and the sub-advisors will generally consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, and the credit quality of individual issuers.


The discussion of each Fund's principal investment strategies includes some of the principal risks of investing in such a Fund. You can find a more detailed description of these and other principal risks of an investment in each Fund, under "Summary of Principal Risks." Investments mentioned in the summary and described in greater detail under "Common Investment Practices" below appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Funds, and the related risks, before you invest.



PERFORMANCE



Below the description of each Fund (other than Funds that have not been in operation for a full calendar year as of the date of this prospectus) is a bar chart showing how the investment returns of its Class A shares have varied over the past ten years, or for the period since the Fund began if it is less than ten years old or greater than one year. The bar chart is intended to provide some indication of the volatility of the Fund's returns. The performance table following each bar chart shows how, for each applicable class of shares, average annual total returns of the Fund or Class, compare to returns of a broad-based securities market index for the last one, five and ten years (or, in the case of a newer Fund or Class, since the inception of the Fund or Class). Performance shown in the table reflects the maximum applicable sales charge, but performance shown in the bar chart does not reflect any sales charges. PAST PERFORMANCE (BEFORE AND AFTER TAXES) DOES NOT GUARANTEE FUTURE RESULTS.



There can be no assurance that any Fund will achieve its objective. It is possible to lose money by investing in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Funds.

                                    REIT FUND



OBJECTIVE This Fund seeks to provide a high level of current income and intermediate- to long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in REAL ESTATE INVESTMENT TRUST ("REIT") SECURITIES or fixed-income securities of issuers that are principally engaged in the U.S. real estate or related industries. The Fund's investments may also include CONVERTIBLE SECURITIES, MORTGAGE-BACKED SECURITIES, U.S. GOVERNMENT SECURITIES, AMERICAN DEPOSITARY RECEIPTS (ADRS) and EUROPEAN DEPOSITARY RECEIPTS (EDRS), REPURCHASE AGREEMENTS, and ZERO-COUPON BONDS.



WM Advisors seeks investments for the Fund that represent a variety of sectors in the real estate industry. In selecting investments for the Fund, WM Advisors looks for high-quality REITs at attractive valuations that have fundamental indicators of dividend growth potential, capital appreciation, a strong financial position, low tenant concentration, and solid management demonstrating consistency in adding value and generating cash flow.



Among the principal risks of investing in the Fund are:



- Market risk                        - Real Estate risk
- Credit risk                        - Derivatives risk
- Currency risk                      - Liquidity risk
- Foreign Investment risk            - Management risk
- Leveraging risk                    - Smaller Company risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)



[REIT Fund Bar Graph]



                                                ANNUAL RETURN
                                                -------------
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was [_____]% (for the quarter ended[ ________]), and the lowest was [_____]% (for the quarter ended [________]).



                    PERFORMANCE (WITH MAXIMUM SALES CHARGES)



                                                                     PAST           SINCE
AVERAGE ANNUAL TOTAL RETURNS                                         ONE          INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                                YEAR         (3/1/03)
CLASS A SHARES
  Before Taxes                                                      [    ]         [    ]
  After Taxes on Distributions                                      [    ]         [    ]
  After Taxes on Distributions and Sale of Fund Shares              [    ]         [    ]
CLASS B SHARES (Before Taxes)                                       [    ]         [    ]
CLASS C SHARES (Before Taxes)                                       [    ]         [    ]
NAREIT INDEX(1)                                                     [    ]         [    ]



(1) This index reflects the aggregate performance of all publicly traded REITs that own, develop and manage properties.

                               EQUITY INCOME FUND



OBJECTIVE This Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in dividend-paying common stocks and preferred stocks. The Fund's investments may also include bonds, convertible securities, U.S. GOVERNMENT SECURITIES, ADRS and EDRS, MORTGAGE-BACKED SECURITIES, REPURCHASE AGREEMENTS, and REIT SECURITIES.



In selecting investments for the Fund, WM Advisors looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in "value" stocks currently selling for less than WM Advisors believes they are worth.



Among the principal risks of investing in the Fund are:



- Market risk                        - Real Estate risk
- Credit risk                        - Derivatives risk
- Currency risk                      - Liquidity risk
- Foreign Investment risk            - Management risk
- Leveraging risk                    - Smaller Company risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)



[Equity Income Fund Bar Graph]



                                    ANNUAL RETURN
                                    -------------
1995                                    31.18
1996                                    13.60
1997                                    19.89
1998                                     6.93
1999                                     4.83
2000                                    14.64
2001                                     7.41
2002                                   -12.82
2003                                    29.22
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 15.72% (for the quarter ended 6/30/03), and the lowest was -14.83% (for the quarter ended 9/30/02).



                    PERFORMANCE (WITH MAXIMUM SALES CHARGES)



                                                                                                  SINCE
                                                                      PAST     PAST     PAST     CLASS C
AVERAGE ANNUAL TOTAL RETURNS                                          ONE      FIVE     TEN     INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                                 YEAR     YEARS    YEARS    (3/1/02)
CLASS A SHARES
  Before Taxes                                                       [    ]    [   ]    [   ]      N/A
  After Taxes on Distributions(1)                                    [    ]    [   ]    [   ]      N/A
  After Taxes on Distributions and Sale of Fund Shares(1)            [    ]    [   ]    [   ]      N/A
CLASS B SHARES (Before Taxes)                                        [    ]    [   ]    [   ]      N/A
CLASS C SHARES (Before Taxes)                                        [    ]     N/A      N/A      [   ]
S&P 500 INDEX(2)                                                     [    ]    [   ]    [   ]     [   ]
S&P 500/BARRA VALUE INDEX(3)                                         [    ]    [   ]    [   ]     [   ]



(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(2) This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.



(3) This index is constructed by ranking the securities in the S&P 500 Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500 Index.

                              GROWTH & INCOME FUND



OBJECTIVE This Fund seeks to provide long-term capital growth. Current income is a secondary consideration.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks. In selecting investments for the Fund, WM Advisors looks for common stocks that it believes are currently undervalued and whose issuers WM Advisors believes have the potential to increase earnings over time. WM Advisors seeks companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.



Among the principal risks of investing in the Fund are:



- Market risk                        - Real Estate risk
- Credit risk                        - Derivatives risk
- Currency risk                      - Liquidity risk
- Foreign Investment risk            - Management risk
- Leveraging risk                    - Smaller Company risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)



[Growth & Income Fund Bar Graph]



                                      ANNUAL RETURN
                                      -------------
1995                                      33.15
1996                                      22.28
1997                                      29.52
1998                                      14.41
1999                                      18.26
2000                                       1.53
2001                                      -3.28
2002                                     -20.37
2003                                      26.15
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 21.33% (for the quarter ended 12/31/98), and the lowest was -16.09% (for the quarter ended 9/30/02).



                    PERFORMANCE (WITH MAXIMUM SALES CHARGES)



                                                                                                        SINCE
                                                                            PAST     PAST     PAST     CLASS C
ANNUAL TOTAL RETURNS                                                        ONE      FIVE     TEN     INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                                       YEAR     YEARS    YEARS    (3/1/02)
CLASS A SHARES
  Before Taxes                                                             [    ]    [   ]    [   ]      N/A
  After Taxes on Distributions(1)                                          [    ]    [   ]    [   ]      N/A
  After Taxes on Distributions and Sale of Fund Shares(1)                  [    ]    [   ]    [   ]      N/A
CLASS B SHARES (Before Taxes)                                              [    ]    [   ]    [   ]      N/A
CLASS C SHARES (Before Taxes)                                              [    ]     N/A      N/A      [    ]
S&P 500 INDEX(2)                                                           [    ]    [   ]    [   ]     [    ]



(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(2) This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.

                             WEST COAST EQUITY FUND



OBJECTIVE This Fund seeks to provide long-term growth of capital.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies located or doing business in Alaska, California, Idaho, Montana, Oregon, and Washington. The Fund's investments may include REIT SECURITIES.



In selecting investments for the Fund, WM Advisors looks for equity securities that it believes are undervalued, yet well-managed, with excellent long-term growth possibilities.



Among the principal risks of investing in the Fund are:



- Market risk                        - Real Estate risk
- Credit risk                        - Derivatives risk
- Currency risk                      - Liquidity risk
- Foreign Investment risk            - Management risk
- Geographic Concentration risk      - Smaller Company risk
- Leveraging risk



                 CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)(1)



[West Coast Equity Fund Bar Graph]



                                      ANNUAL RETURN
                                      -------------
1995                                      26.52
1996                                      22.56
1997                                      32.88
1998                                      22.98
1999                                      42.27
2000                                       6.65
2001                                       6.34
2002                                     -22.45
2003                                      41.36
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 45.26% (for the quarter ended 12/31/98), and the lowest was -25.14% (for the quarter ended 9/30/01).



                    PERFORMANCE (WITH MAXIMUM SALES CHARGES)



                                                                                                        SINCE
                                                                            PAST     PAST     PAST     CLASS C
ANNUAL TOTAL RETURNS(1)                                                     ONE      FIVE     TEN     INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                                       YEAR     YEARS    YEARS    (3/1/02)
CLASS A SHARES
  Before Taxes                                                             [    ]    [   ]   [    ]      N/A
  After Taxes on Distributions(2)                                          [    ]    [   ]   [    ]      N/A
  After Taxes on Distributions and Sale of Fund Shares(2)                  [    ]    [   ]   [    ]      N/A
CLASS B SHARES (Before Taxes)                                              [    ]    [   ]   [    ]      N/A
CLASS C SHARES (Before Taxes)                                              [    ]     N/A      N/A      [    ]
RUSSELL 3000 INDEX(3)                                                      [    ]    [   ]   [    ]     [    ]



(1) The Fund's performance through December 31, 1997 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(3) This index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

                               MID CAP STOCK FUND



OBJECTIVE This Fund seeks to provide long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies having market capitalizations in the range of companies included in the S&P MidCap 400 Index at the time of purchase. In selecting investments for the Fund, WM Advisors looks for equity investments in companies that have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.



In determining whether securities should be sold, WM Advisors considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P MidCap 400 Index.



Among the principal risks of investing in the Fund are:



- Market risk                        - Management risk
- Credit risk                        - Smaller Company risk
- Currency risk                      - Real Estate risk
- Foreign Investment risk            - Derivatives risk
- Leveraging risk                    - Liquidity risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)



[Mid Cap Stock Fund Bar Graph]



                                       ANNUAL RETURN
                                       -------------
2001                                       10.69
2002                                      -10.48
2003                                       26.78
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 13.83% (for the quarter ended 12/31/01), and the lowest was -13.58% (for the quarter ended 9/30/02).



                    PERFORMANCE (WITH MAXIMUM SALES CHARGES)



                                                                                                    SINCE
                                                                              PAST      SINCE      CLASS C
ANNUAL TOTAL RETURNS                                                          ONE     INCEPTION   INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                                         YEAR    (3/1/00)    (3/1/02)
CLASS A SHARES
  Before Taxes                                                               [    ]    [    ]        N/A
  After Taxes on Distributions(1)                                            [    ]    [    ]        N/A
  After Taxes on Distributions and Sale of Fund Shares(1)                    [    ]    [    ]        N/A
CLASS B SHARES (Before Taxes)                                                [    ]    [    ]        N/A
CLASS C SHARES (Before Taxes)                                                [    ]    [    ]       [    ]
S&P MIDCAP 400 INDEX(2)                                                      [    ]    [    ]       [    ]



(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(2) This is an unmanaged index of the common stocks of 400 mid-size companies, selected on the basis of market capitalization, liquidity and industry representation.

                                   GROWTH FUND



OBJECTIVE This Fund seeks to provide long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks, including FOREIGN INVESTMENTS, that, in the opinion of WM Advisors or a sub-advisor, offer potential for growth. The Fund may also invest in commercial paper and preferred stock.



In selecting investments for the Fund, the Fund's three sub-advisors look for individual companies that they believe have exceptional potential for growth. WM Advisors will determine the proportion of the Fund's assets to be managed by each sub-advisor. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams. In addition, the sub-advisors may consider broad macroeconomic indicators in making investment decisions for the Fund.



Among the principal risks of investing in the Fund are:



- Market risk                        - Derivatives risk
- Credit risk                        - Liquidity risk
- Currency risk                      - Management risk
- Foreign Investment risk            - Smaller Company risk
- Leveraging risk



                 CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)(1)



[Growth Fund Bar Graph]



                                         ANNUAL RETURN
                                         -------------
1995                                         36.25
1996                                         16.92
1997                                          9.78
1998                                         57.10
1999                                         94.42
2000                                        -22.00
2001                                        -29.45
2002                                        -31.82
2003                                         27.68
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 42.69% (for the quarter ended 12/31/99), and the lowest was -24.11% (for the quarter ended 3/31/01).



                    PERFORMANCE (WITH MAXIMUM SALES CHARGES)



                                                                                                        SINCE
                                                                            PAST     PAST     PAST     CLASS C
ANNUAL TOTAL RETURNS(1)                                                     ONE      FIVE     TEN     INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                                       YEAR     YEARS    YEARS    (3/1/02)
CLASS A SHARES
  Before Taxes                                                              [    ]   [    ]   [   ]      N/A
  After Taxes on Distributions(2)                                           [    ]   [    ]   [   ]      N/A
  After Taxes on Distributions and Sale of Fund Shares(2)                   [    ]   [    ]   [   ]      N/A
CLASS B SHARES (Before Taxes)                                               [    ]   [    ]   [   ]      N/A
CLASS C SHARES (Before Taxes)                                               [    ]     N/A     N/A      [    ]
RUSSELL 1000 GROWTH INDEX(3)                                                [    ]   [    ]   [    ]    [    ]



(1) The Fund's performance through December 31, 2000 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(3) This index represents the performance of those companies in the Russell 1000 Growth Index (the 1,000 largest companies included in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values.

                              SMALL CAP VALUE FUND



OBJECTIVE The Fund seeks to provide long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in publicly traded small-cap equity securities. The Fund invests primarily in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at time of purchase.



In selecting investments for the Fund, WM Advisors uses a value approach that focuses on securities of companies that WM Advisors believes are trading at a meaningful discount from the value of the companies' assets and ongoing operations. WM Advisors generally uses a long-term investment approach and will sell a security when it believes that the full value of the business entity is reflected in the security's price. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the Russell 2000 Index.



Among the principal risks of investing in the Fund are:



- Market risk                        - Real Estate risk
- Credit risk                        - Derivatives risk
- Currency risk                      - Liquidity risk
- Foreign Investment risk            - Management risk
- Leveraging risk                    - Smaller Company risk



NO PERFORMANCE INFORMATION FOR THE SMALL CAP VALUE FUND IS AVAILABLE BECAUSE THE FUND HAD NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR AS OF THE DATE OF THIS PROSPECTUS.

                              SMALL CAP GROWTH FUND



OBJECTIVE This Fund seeks to provide long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at time of purchase.



In selecting investments for the Fund, WM Advisors, or the Fund's sub-advisors, looks for individual companies that it believes offer potential for organic growth. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams, products and services. The broad evaluation of a particular sector and market trends are also considered in the analysis of a company's potential. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the Russell 2000 Index.



Among the principal risks of investing in the Fund are:



- Market risk                        - Derivatives risk
- Credit risk                        - Liquidity risk
- Currency risk                      - Management risk
- Foreign Investment risk            - Smaller Company risk
- Leveraging risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)



[Small Cap Growth Fund Bar Graph]



                                      ANNUAL RETURN
                                      -------------
1995                                      32.26
1996                                       8.50
1997                                      12.63
1998                                       4.94
1999                                      71.61
2000                                     -11.53
2001                                     -13.15
2002                                     -47.41
2003                                      69.47
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 54.03% (for the quarter ended 12/31/99), and the lowest was -41.28% (for the quarter ended 9/30/01).



                    PERFORMANCE (WITH MAXIMUM SALES CHARGES)



                                                                                                               SINCE
                                                                             PAST       PAST       PAST       CLASS C
ANNUAL TOTAL RETURNS                                                         ONE        FIVE       TEN       INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                                        YEAR       YEARS      YEARS      (3/1/02)
CLASS A SHARES
  Before Taxes                                                               [    ]     [    ]    [    ]        N/A
After Taxes on Distributions(1)                                              [    ]     [    ]    [    ]        N/A
  After Taxes on Distributions and Sale of Fund Shares(1)                    [    ]     [    ]    [    ]        N/A
CLASS B SHARES (Before Taxes)                                                [    ]     [    ]    [    ]        N/A
CLASS C SHARES (Before Taxes)                                                [    ]       N/A       N/A        [    ]
RUSSELL 2000 GROWTH INDEX(2)                                                 [    ]     [    ]    [    ]       [    ]



(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(2) This index measures the performance of those companies in the Russell 2000 Index (the 2,000 smallest companies included in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values.

                            INTERNATIONAL GROWTH FUND



OBJECTIVE This Fund seeks to provide long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of foreign issuers, including issuers located in developing or emerging market countries. The Fund may also use STRATEGIC transactions (derivatives) such as FOREIGN CURRENCY EXCHANGE TRANSACTIONS.



In selecting investments for the Fund, Capital Guardian Trust Company ("Capital Guardian"), the Fund's sub-advisor, seeks to identify foreign stocks that have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets, and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in which decisions are based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomic and political judgments on the outlook for economies, industries, currencies, and markets.


Among the principal risks of investing in the Fund are:


- Market risk                        - Derivatives risk
- Credit risk                        - Liquidity risk
- Currency risk                      - Management risk
- Foreign Investment risk            - Smaller Company risk
- Leveraging risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)



[International Growth Fund Bar Graph]



                                       ANNUAL RETURN
                                       -------------
1995                                        4.87
1996                                        8.02
1997                                       -2.49
1998                                        4.08
1999                                       49.91
2000                                      -21.15
2001                                      -18.72
2002                                      -15.61
2003                                       33.33
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 29.06% (for the quarter ended 12/31/99), and the lowest was -20.20% (for the quarter ended 9/30/02).



                    PERFORMANCE (WITH MAXIMUM SALES CHARGES)



                                                                                                               SINCE
                                                                             PAST       PAST      PAST        CLASS C
ANNUAL TOTAL RETURNS                                                         ONE        FIVE       TEN       INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                                        YEAR       YEARS     YEARS       (3/1/02)
CLASS A SHARES
  Before Taxes                                                              [    ]     [    ]     [    ]        N/A
  After Taxes on Distributions(1)                                           [    ]     [    ]     [    ]        N/A
  After Taxes on Distributions and Sale of Fund Shares(1)                   [    ]     [    ]     [    ]        N/A
CLASS B SHARES (Before Taxes)                                               [    ]     [    ]     [    ]        N/A
CLASS C SHARES (Before Taxes)                                               [    ]       N/A       N/A         [    ]
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX(2)                          [    ]     [    ]     [    ]       [    ]



(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(2) This market-capitalization weighted index includes stock markets of Europe, Australasia and the Far East.

                             SHORT TERM INCOME FUND



OBJECTIVE This Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high quality, short-term bonds and other FIXED-INCOME SECURITIES that are rated in the top four categories by a nationally recognized statistical rating organization ("NRSRO") or are of comparable quality ("investment grade"). Under normal circumstances, the Fund maintains a dollar-weighted average duration of three years or less.



The Fund's investments may include corporate securities, U.S. and FOREIGN GOVERNMENT SECURITIES, REPURCHASE AGREEMENTS, MORTGAGE-BACKED and ASSET-BACKED SECURITIES and REITS.



Among the principal risks of investing in the Fund are:



- Market risk                        - Real Estate risk
- Credit risk                        - Derivatives risk
- Currency risk                      - Liquidity risk
- Foreign Investment risk            - Management risk
- Leveraging risk



                 CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)(1)



[Short Term Income Fund Bar Graph]



                                     ANNUAL RETURN
                                     -------------
1995                                     10.03
1996                                      4.09
1997                                      5.77
1998                                      6.30
1999                                      2.92
2000                                      7.61
2001                                      7.96
2002                                      5.63
2003                                      4.60
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 3.28% (for the quarter ended 6/30/95), and the lowest was -1.52% (for the quarter ended 12/31/94).



                    PERFORMANCE (WITH MAXIMUM SALES CHARGES)



                                                                                                               SINCE
                                                                             PAST       PAST      PAST        CLASS C
ANNUAL TOTAL RETURNS(1)                                                       ONE       FIVE      TEN        INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                                        YEAR       YEARS     YEARS       (3/1/02)
CLASS A SHARES
  Before Taxes                                                               [    ]     [    ]    [    ]        N/A
  After Taxes on Distributions(2)                                            [    ]     [    ]    [    ]        N/A
  After Taxes on Distributions and Sale of Fund Shares(2)                    [    ]     [    ]    [    ]        N/A
CLASS B SHARES (Before Taxes)                                                [    ]     [    ]    [    ]        N/A
CLASS C SHARES (Before Taxes)                                                [    ]       N/A       N/A        [    ]
CITIGROUP BROAD INVESTMENT-GRADE CREDIT 1-3 YEARS INDEX(3)                   [    ]     [    ]    [    ]       [    ]



(1) The Fund's performance through December 31, 2003 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(3) This index measures the performance of bonds including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities with maturities between 1 and 3 years.

                         U.S. GOVERNMENT SECURITIES FUND



OBJECTIVE This Fund seeks to provide a high level of current income consistent with safety and liquidity.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in U.S. GOVERNMENT SECURITIES, including collateralized mortgage obligations and other MORTGAGE-BACKED SECURITIES. The Fund may also invest in DOLLAR rolls, which may involve leverage.



The Fund invests without limit in obligations of U.S. government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. government, but only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) or by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds). The Fund may invest up to 20% of its assets in mortgage-backed and other securities that are not U.S. government securities. These obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.



Among the principal risks of investing in the Fund are:



- Market risk                        - Derivatives risk
- Credit risk                        - Liquidity risk
- Leveraging risk                    - Management risk



                 CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)(1)



[U.S. Government Securities Fund Bar Graph]



                                        ANNUAL RETURN
                                        -------------
1995                                        19.45
1996                                         2.48
1997                                         9.92
1998                                         7.21
1999                                         0.13
2000                                        10.27
2001                                         7.16
2002                                         8.37
2003                                         1.83
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 6.48% (for the quarter ended 6/30/95), and the lowest was -3.68% (for the quarter ended 3/31/94).



                    PERFORMANCE (WITH MAXIMUM SALES CHARGES)



                                                                                                             SINCE
                                                                             PAST       PAST      PAST      CLASS C
ANNUAL TOTAL RETURNS(1)                                                      ONE        FIVE      TEN      INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                                        YEAR       YEARS     YEARS     (3/1/02)
CLASS A SHARES
  Before Taxes                                                               [    ]     [    ]    [    ]      N/A
  After Taxes on Distributions(2)                                            [    ]     [    ]    [    ]      N/A
  After Taxes on Distributions and Sale of Fund Shares(2)                    [    ]     [    ]    [    ]      N/A
CLASS B SHARES (Before Taxes)                                                [    ]     [    ]    [    ]      N/A
CLASS C SHARES (Before Taxes)                                                [    ]     [    ]      N/A       N/A
CITIGROUP MORTGAGE INDEX(3)                                                  [    ]     [    ]    [    ]     [    ]



(1) The Fund's performance through December 31, 2000 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. On March 1, 2004, the investment policies of the Fund were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.



(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(3) This index represents the mortgage-backed securities component of Citigroup's Broad Investment-Grade Bond Index, and it consists of 30-and 15-year agency-issued (GNMA, FNMA, and FHLMC) pass-through-securities as well as FNMA and FHLMC balloon mortgages.

                                   INCOME FUND



OBJECTIVE This Fund seeks to provide a high level of current income consistent with preservation of capital.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in a diversified pool of FIXED-INCOME SECURITIES, including corporate securities, U.S. GOVERNMENT SECURITIES, and MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), up to 35% of which may be in BELOW-INVESTMENT-GRADE SECURITIES (sometimes called "junk bonds"). The Fund may also invest in convertible securities and REITS.



Among the principal risks of investing in the Fund are:



- Market risk                        - Real Estate risk
- Credit risk                        - Derivatives risk
- Currency risk                      - Liquidity risk
- Foreign Investment risk            - Management risk
- Leveraging risk



                 CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)(1)



[Income Fund Bar Graph]



                                   ANNUAL RETURN
                                   -------------
1995                                   21.58
1996                                    3.46
1997                                   10.51
1998                                    7.15
1999                                    0.09
2000                                    9.05
2001                                    8.09
2002                                    8.11
2003                                    8.95
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 8.04% (for the quarter ended 6/30/95), and the lowest was -3.95% (for the quarter ended 3/31/94).



                    PERFORMANCE (WITH MAXIMUM SALES CHARGES)



                                                                                                                SINCE
                                                                              PAST      PAST       PAST        CLASS C
ANNUAL TOTAL RETURNS(1)                                                        ONE      FIVE        TEN       INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                                         YEAR      YEARS      YEARS       (3/1/02)
CLASS A SHARES
  Before Taxes                                                                [    ]    [    ]     [    ]        N/A
  After Taxes on Distributions(2)                                             [    ]    [    ]     [    ]        N/A
  After Taxes on Distributions and Sale of Fund Shares(2)                     [    ]    [    ]     [    ]        N/A
CLASS B SHARES (Before Taxes)                                                 [    ]    [    ]     [    ]        N/A
CLASS C SHARES (Before Taxes)                                                 [    ]      N/A        N/A        [    ]
CITIGROUP BROAD INVESTMENT-GRADE BOND INDEX(3)                                [    ]    [    ]     [    ]       [    ]



(1) The Fund's performance through December 31, 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(3) This index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, and includes institutionally traded U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade securities.

                                 HIGH YIELD FUND



OBJECTIVE This Fund seeks to provide a high level of current income.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-yielding BELOW-INVESTMENT-GRADE FIXED-INCOME SECURITIES (sometimes called "junk bonds"), which may include FOREIGN INVESTMENTS. The Fund may also invest in higher-rated FIXED-INCOME SECURITIES, preferred stocks, and convertible securities.



Among the principal risks of investing in the Fund are:



- Market risk                        - Derivatives risk
- Credit risk                        - Liquidity risk
- Currency risk                      - Management risk
- Foreign Investment risk            - Smaller Company risk
- Leveraging risk



                 CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)(1)



[High Yield Fund Bar Graph]



                                         ANNUAL RETURN
                                         -------------
1999                                         12.02
2000                                         -1.53
2001                                          3.14
2002                                          3.66
2003                                         28.10
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the period shown above, the highest quarterly return was 11.01% (for the quarter ended 6/30/03), and the lowest was -5.41% (for the quarter ended 12/31/00).



                    PERFORMANCE (WITH MAXIMUM SALES CHARGES)



                                                                                 SINCE       SINCE       SINCE
                                                               PAST    PAST     CLASS A     CLASS B     CLASS C
ANNUAL TOTAL RETURNS(1)                                        ONE     FIVE    INCEPTION   INCEPTION   INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                          YEAR    YEARS    (4/8/98)    (5/5/98)    (3/1/02)
CLASS A SHARES
  Before Taxes                                                [    ]   [    ]    [    ]       N/A         N/A
  After Taxes on Distributions(2)                             [    ]   [    ]    [    ]       N/A         N/A
  After Taxes on Distributions and Sale of Fund Shares(2)     [    ]   [    ]    [    ]       N/A         N/A
CLASS B SHARES (Before Taxes)                                 [    ]   [    ]      N/A       [    ]       N/A
CLASS C SHARES (Before Taxes)                                 [    ]     N/A       N/A        N/A        [    ]
CITIGROUP HIGH YIELD MARKET INDEX(3)                          [    ]   [    ]     [    ]     [    ]      [    ]



(1) The Fund's performance through December 31, 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(3) This index measures the performance of below-investment-grade debt issued by corporations domiciled in the U.S. or Canada.

                              TAX-EXEMPT BOND FUND



OBJECTIVE This Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in MUNICIPAL OBLIGATIONS issued by states, counties, cities or other governmental entities, including MUNICIPAL LEASES, ALTERNATIVE MINIMUM TAX ("AMT")-SUBJECT BONDS, and INVERSE FLOATING RATE OBLIGATIONS, that generate income exempt from federal income tax other than the federal alternative minimum tax. The Fund may also invest in taxable FIXED-INCOME SECURITIES (including junk bonds) and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.



Among the principal risks of investing in the Fund are:



- Market risk                        - Liquidity risk
- Credit risk                        - Management risk
- Leveraging risk                    - Tax risk
- Derivatives risk



                 CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)(1)



[Tax-Exempt Bond Fund Bar Graph]



                                          ANNUAL RETURN
                                          -------------
1995                                          18.25
1996                                           2.52
1997                                           8.59
1998                                           5.08
1999                                          -4.40
2000                                          11.49
2001                                           3.92
2002                                           9.81
2003                                           5.19
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 7.29% (for the quarter ended 3/31/95), and the lowest was -6.33% (for the quarter ended 3/31/94).



                    PERFORMANCE (WITH MAXIMUM SALES CHARGES)



                                                                                                            SINCE
                                                                             PAST      PAST      PAST      CLASS C
ANNUAL TOTAL RETURNS(1)                                                      ONE       FIVE       TEN     INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                                        YEAR      YEARS     YEARS     (3/1/02)
CLASS A SHARES
  Before Taxes                                                               [    ]    [    ]    [    ]      N/A
  After Taxes on Distributions(2)                                            [    ]    [    ]    [    ]      N/A
  After Taxes on Distributions and Sales of Fund Shares(2)                   [    ]    [    ]    [    ]      N/A
CLASS B SHARES (Before Taxes)                                                [    ]    [    ]    [    ]      N/A
CLASS C SHARES (Before Taxes)                                                [    ]      N/A       N/A      [    ]
LEHMAN BROTHERS MUNICIPAL BOND INDEX(3)                                      [    ]    [    ]    [    ]     [    ]



(1) The Fund's performance through December 31, 2000 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(3) This index includes long-term, investment-grade, tax-exempt bond issues.

                            CALIFORNIA MUNICIPAL FUND



OBJECTIVE This Fund seeks to provide as high a level of current income that is exempt from federal and California state personal income tax as is consistent with prudent investment management and preservation of capital.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in intermediate- and long-term California MUNICIPAL OBLIGATIONS, including MUNICIPAL LEASES and AMT-SUBJECT BONDS. The Fund may also invest in other municipal obligations and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.



Among the principal risks of investing in the Fund are:



- Market risk                        - Derivatives risk
- Credit risk                        - Liquidity risk
- Geographic Concentration risk      - Management risk
- Leveraging risk                    - Tax risk



The Fund is also "non-diversified," which means it may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to non-diversification risk.



                 CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)(1)



[California Municipal Fund Bar Graph]



                                      ANNUAL RETURN
                                      -------------
1995                                      18.09
1996                                       4.42
1997                                      10.30
1998                                       6.09
1999                                      -4.53
2000                                      12.97
2001                                       4.05
2002                                       8.87
2003                                       3.70
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 7.76% (for the quarter ended 3/31/95), and the lowest was -6.61% (for the quarter ended 3/31/94).



                    PERFORMANCE (WITH MAXIMUM SALES CHARGES)



                                                                                                        SINCE
                                                                            PAST     PAST     PAST     CLASS C
ANNUAL TOTAL RETURNS(1)                                                     ONE      FIVE     TEN     INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                                       YEAR     YEARS    YEARS    (3/1/02)
CLASS A SHARES
  Before Taxes                                                             [    ]   [    ]   [    ]      N/A
  After Taxes on Distributions(2)                                          [    ]   [    ]   [    ]      N/A
  After Taxes on Distributions and Sales of Fund Shares(2)                 [    ]   [    ]   [    ]      N/A
CLASS B SHARES (Before Taxes)                                              [    ]   [    ]   [    ]      N/A
CLASS C SHARES (Before Taxes)                                              [    ]    N/A      N/A       [    ]
LEHMAN BROTHERS MUNICIPAL BOND INDEX(3)                                    [    ]   [    ]   [    ]     [    ]



(1) The Fund's performance through December 31, 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(3) This index includes long-term, investment-grade, tax-exempt bond issues.

                 CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND



OBJECTIVE This Fund seeks to provide as high a level of current income that is exempt from federal and California state personal income tax as is consistent with prudent investment management and preservation of capital.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in intermediate-term insured California MUNICIPAL OBLIGATIONS, including MUNICIPAL LEASES and AMT-SUBJECT BONDS. The weighted average effective maturity of the Fund's investments is ten years or less, and the maximum effective maturity of any of its investments is fifteen years. The Fund may also invest in other municipal obligations and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.



Among the principal risks of investing in the Fund are:



- Market risk                        - Derivatives risk
- Credit risk                        - Liquidity risk
- Geographic Concentration risk      - Management risk
- Leveraging risk                    - Tax risk



The Fund is also "non-diversified," which means that it may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to non-diversification risk.



                 CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)(1)



[California Insured Intermediate Municipal Fund Bar Graph]



                                              ANNUAL RETURN
                                              -------------
1995                                              16.45
1996                                               3.91
1997                                               7.14
1998                                               5.26
1999                                              -0.83
2000                                               9.46
2001                                               4.79
2002                                               9.28
2003                                               3.58
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 7.23% (for the quarter ended 3/31/95), and the lowest was -1.77% (for the quarter ended 6/30/99).



                    PERFORMANCE (WITH MAXIMUM SALES CHARGES)



                                                                                              SINCE
                                                                            PAST    PAST     CLASS C
ANNUAL TOTAL RETURNS(1)                                                     ONE     FIVE    INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                                       YEAR    YEARS    (3/1/02)
CLASS A SHARES
  Before Taxes                                                             [    ]   [    ]     N/A
  After Taxes on Distributions(2)                                          [    ]   [    ]     N/A
  After Taxes on Distributions and Sales of Fund Shares(2)                 [    ]   [    ]     N/A
CLASS B SHARES (Before Taxes)                                              [    ]   [    ]     N/A
CLASS C SHARES (Before Taxes)                                              [    ]    N/A      [    ]
LEHMAN BROTHERS MUNICIPAL BOND INDEX(3)                                    [    ]   [    ]    [    ]



(1) The Fund's performance through December 31, 2003 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(3) This index includes long-term, investment-grade, tax-exempt bond issues.

                                MONEY MARKET FUND



OBJECTIVE This Fund seeks to maximize current income while preserving capital and maintaining liquidity.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high-quality money market instruments, which may include U.S. GOVERNMENT SECURITIES, corporate obligations, FLOATING AND VARIABLE RATE SECURITIES, MUNICIPAL OBLIGATIONS, U.S. dollar-denominated FOREIGN INVESTMENTS, ASSET-BACKED SECURITIES, REPURCHASE AGREEMENTS, WHEN-ISSUED and DELAYED-DELIVERY TRANSACTIONS.



Among the principal risks of investing in the Fund are:



- Market risk                        - Liquidity risk
- Credit risk                        - Management risk
- Foreign Investment risk            - Money Market risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)



[Money Market Fund Bar Graph]



                        ANNUAL RETURN
                        -------------
1995                        5.33
1996                        4.88
1997                        5.04
1998                        5.00
1999                        4.56
2000                        6.01
2001                        3.65
2002                        1.31
2003                        0.70
2004



During the periods shown above, the highest quarterly return was 1.56% (for the quarter ended 12/31/00), and the lowest was 0.15% (for the quarters ended 9/30/03 and 12/31/03).



          PERFORMANCE (WITH MAXIMUM CONTINGENT DEFERRED SALES CHARGES)



                                                                                               SINCE
                                                                PAST      PAST      PAST      CLASS C
ANNUAL TOTAL RETURNS(1)                                          ONE      FIVE       TEN     INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                            YEAR     YEARS     YEARS     (3/1/02)
CLASS A SHARES                                                  [    ]    [    ]    [    ]      N/A
CLASS B SHARES                                                  [    ]    [    ]    [    ]      N/A
CLASS C SHARES                                                  [    ]     N/A       N/A       [    ]
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(2)                   [    ]    [    ]    [    ]     [    ]



(1) The performance of the Fund's Class B and Class C shares through December 31, 2003 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) This is an unmanaged index that measures the performance of 3-month U.S. Treasury bills currently available in the marketplace.

                          TAX-EXEMPT MONEY MARKET FUND



OBJECTIVE This Fund seeks to maximize current income that is exempt from federal income tax while preserving capital and maintaining liquidity.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-quality, short-term, fixed-income MUNICIPAL OBLIGATIONS issued by states, counties, cities or other governmental entities that generate income exempt from federal income tax other than the federal alternative minimum tax. The Fund's investments may include floating and VARIABLE RATE OBLIGATIONS, MUNICIPAL BONDS, HOLDINGS IN OTHER INVESTMENT COMPANIES, MUNICIPAL leases, WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES, and AMT-SUBJECT BONDS.


Among the principal risks of investing in the Fund are:


- Market risk                        - Management risk
- Credit risk                        - Tax risk
- Liquidity risk                     - Money Market risk



                 CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)(1)



[Tax-Exempt Money Market Fund Bar Graph]



                                       ANNUAL RETURN
                                       -------------
1995                                       4.01
1996                                       3.05
1997                                       3.18
1998                                       3.07
1999                                       2.69
2000                                       3.48
2001                                       2.16
2002                                       0.94
2003                                       0.46
2004



During the periods shown above, the highest quarterly return was 1.44% (for the quarter ended 6/30/95), and the lowest was 0.08% (for the quarter ended 9/30/03).



                                   PERFORMANCE



                                                                       PAST     PAST     PAST
ANNUAL TOTAL RETURNS(1)                                                ONE      FIVE     TEN
(FOR PERIODS ENDED DECEMBER 31, 2004)                                  YEAR     YEARS    YEARS
CLASS A SHARES                                                        [    ]   [    ]   [    ]
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(2)                         [    ]   [    ]   [    ]



(1) The Fund's performance through December 31, 2003 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) This is an unmanaged index that measures the performance of 3-month U.S. Treasury bills currently available in the marketplace.

                              CALIFORNIA MONEY FUND



OBJECTIVE This Fund seeks to maximize current income that is exempt from federal and California state personal income tax, consistent with safety of principal and maintenance of liquidity.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-quality, short-term, fixed-income MUNICIPAL OBLIGATIONS issued by states, counties, cities or other governmental bodies that generate income exempt from California state personal income tax and federal income tax other than the federal alternative minimum tax. The Fund may also invest in floating and VARIABLE RATE OBLIGATIONS, MUNICIPAL BONDS, HOLDINGS IN OTHER INVESTMENT COMPANIES, MUNICIPAL LEASES, WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES, and AMT-SUBJECT BONDS.



 Among the principal risks of investing in the Fund are:



- Market risk                        - Management risk
- Credit risk                        - Tax risk
- Geographic Concentration risk      - Money Market risk
- Liquidity risk



The Fund is also "non-diversified," which means that the Fund may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to non-diversification risk.



                         CALENDAR YEAR TOTAL RETURNS(1)



[California Money Fund Bar Graph]



                                        ANNUAL RETURN
                                        -------------
1995                                        3.11
1996                                        2.76
1997                                        2.85
1998                                        2.48
1999                                        2.27
2000                                        2.93
2001                                        1.92
2002                                        0.85
2003                                        0.47
2004



During the periods shown above, the highest quarterly return was 1.32% (for the quarter ended 3/31/01), and the lowest was 0.07% (for the quarter ended 9/30/03).


                                   PERFORMANCE


                                                                  PAST    PAST     PAST
ANNUAL TOTAL RETURNS(1)                                            ONE    FIVE     TEN
(FOR PERIODS ENDED DECEMBER 31, 2004)                             YEAR    YEARS   YEARS
CLASS A SHARES                                                    [   ]   [   ]   [   ]
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(2)                     [   ]   [   ]   [   ]



(1) The Fund's performance through December 31, 2003 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) This is an unmanaged index that measures the performance of 3-month U.S. Treasury bills currently available in the marketplace.

SUMMARY OF PRINCIPAL RISKS



The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors can affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may affect a particular Fund as a whole are called "principal risks." They are summarized in this section. The chart at the end of this section displays similar information. All Funds are subject to principal risks. These risks can change over time, because the types of investments made by the Funds can change over time. Investments mentioned in this summary and described in greater detail under "Fund Investment Strategies" or "Common Investment Practices" appear in BOLD TYPE. Those sections also include more information about the Funds, their investments, and the related risks.



MARKET RISK. Each of the Funds is subject to market risk, which is the general risk of unfavorable changes in the market value of a fund's portfolio of securities.



One aspect of market risk is interest rate risk. As interest rates rise, the value of your investment in a Fund is likely to decline because its income-producing equity or fixed-income investments are likely to be worth less.



Even funds such as the Short Term Income and U.S. Government Securities Funds are subject to interest rate risk, even though they generally invest substantial portions of their assets in the highest quality fixed-income securities, such as U.S. GOVERNMENT SECURITIES.



Interest rate risk is generally greater for funds that invest in FIXED-INCOME SECURITIES with longer maturities. This risk may be compounded for funds such as the U.S. Government Securities, Income, Tax-Exempt Bond, and California Municipal Funds that invest in MORTGAGE-BACKED or other ASSET-BACKED SECURITIES which may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable when interest rates are rising. Increased market risk is also likely for funds such as the Short Term Income and Income Funds that invest in debt securities paying no interest, such as ZERO-COUPON and PAYMENT-IN-KIND SECURITIES.



Except for the REIT Fund with respect to real estate, none of the Funds concentrates its assets in any particular industry. However, any of the Funds may concentrate its assets in a broad economic sector or geographic region. To the extent such investments are affected by common economic forces and other factors, this may increase a fund's vulnerability to such factors.



The Equity Funds, by investing in equity securities, such as common stock, preferred stock and convertible securities, are exposed to a separate set of market risks. Those risks include the risk of broader equity market declines as well as more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.



CREDIT RISK. Each of the Funds may be subject to credit risk to the extent that it invests, directly or indirectly, in FIXED-INCOME SECURITIES, REITS, or STRATEGIC TRANSACTIONS. This is the risk that the issuer or the guarantor of a fixed-income security or other obligation, or the counterparty to any of a Fund's portfolio transactions (including, without limitation, REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, LENDING OF SECURITIES, STRATEGIC TRANSACTIONS, and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in credit ratings, apply. Credit risk is particularly significant for Funds such as the Equity Income, Growth & Income, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, Income, High Yield, and Tax-Exempt Bond Funds that may invest significantly in BELOW-INVESTMENT-GRADE SECURITIES. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income, High Yield, and Money Market Funds, which make FOREIGN INVESTMENTS denominated in U.S. dollars, are also subject to increased credit risk because of the added difficulties associated with requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.



CURRENCY RISK. Funds such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income, and High Yield Funds that invest in securities denominated in, and/or receive revenues in, foreign currencies will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.



FOREIGN INVESTMENT RISK. Each of the Funds that can make FOREIGN INVESTMENTS, such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income, High Yield, and Money Market Funds, may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated.



GEOGRAPHIC CONCENTRATION RISK. Funds such as the West Coast Equity, California Municipal, California Insured Intermediate Municipal and California Money Funds that invest significant portions of their assets in concentrated geographic areas like the northwestern United States and/or California generally have more exposure to regional economic risks than funds making investments more broadly.



LEVERAGING RISK. When a fund is BORROWING money or otherwise leveraging its portfolio, the value of an investment in that fund will be more volatile and all other risks will tend to be compounded. The REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income, High Yield, California Municipal, and California Insured Intermediate Municipal Funds may achieve leverage by using REVERSE REPURCHASE AGREEMENTS and/or DOLLAR ROLLS. The REIT, Equity Income, and Growth & Income Funds and the Fixed-Income and Municipal Funds may achieve leverage through the use of INVERSE FLOATING RATE INVESTMENTS. With the exception of the Money Funds, each Fundmay also take on leveraging risk by investing collateral from securities loans, by using STRATEGIC TRANSACTIONS (derivatives), or by BORROWING money to meet redemption requests. The Money Funds may take on leveraging risk by investing collateral from securities loans and by borrowing money to meet redemption requests.



NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification and that concentration of investments in a small number of securities increases risk. Each of the California Municipal, California Insured Intermediate Municipal and California Money Funds is NON-DIVERSIFIED. This means they can invest a greater portion of their assets in a relatively small number of issuers and will have greater concentration of risk. Some of those issuers may present substantial credit or other risks.



REAL ESTATE RISK. Funds such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Small Cap Value, Short Term Income, Income, and High Yield Funds, which may invest a significant portion of their assets in REITS, are subject to risks affecting real estate investments. Investments in the real estate industry, even though representing interests in different companies and sectors within the industry, may be affected by common economic forces and other factors. This increases a fund's vulnerability to factors affecting the real estate industry. This risk is significantly greater than for a fund that invests in a range of industries, and may result in greater losses and volatility. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. A fund investing in REITs will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the fund. A fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and/or fail to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The REIT Fund is especially sensitive to these risks because it normally invests at least 80% of its net assets plus borrowings for investment purposes in REIT securities.



DERIVATIVES RISK. Each of the Funds, except the Money Funds, may, subject to the limitations and restrictions stated elsewhere in this prospectus and the SAI, enter into STRATEGIC TRANSACTIONS involving derivatives such as forward contracts, futures contracts, options, swaps, caps, floors and collars, which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate, or index. In addition to other risks, such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.



LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a fund from selling out of these ILLIQUID SECURITIES at an advantageous price. All of the Funds may be subject to liquidity risk. Funds that engage in STRATEGIC TRANSACTIONS, make FOREIGN INVESTMENTS, or invest in securities involving substantial market and/or credit risk tend to be subject to greater liquidity risk. In addition, liquidity risk increases for funds that hold RESTRICTED SECURITIES.



MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. WM Advisors, or the sub-advisor if applicable, will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will meet stated objectives or produce desired results. In some cases derivatives and other investments may be unavailable or WM Advisors or the sub-advisor may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Funds.



SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The Equity Funds and the High Yield Fund generally have the greatest exposure to this risk.



TAX RISK. The Municipal Funds and the Tax-Exempt Money Market and California Money Funds are subject to the risk that some or all of the interest they receive might become taxable by law or be determined by the Internal Revenue Service (or the relevant state tax authority) to be taxable. In this event, the value of the Funds' investments would likely fall, and some or all of the income distributions paid by the Funds might become taxable. In addition, some or all of the income distributions paid by these Funds may be subject to federal alternative minimum income tax.



MONEY MARKET RISK. Although the Money Funds are designed to be relatively low risk investments, they are not entirely free of risk. The Money Funds may not be able to maintain a net asset value ("NAV") of $1.00 per share as a result of a deterioration in the credit quality of issuers whose securities the Funds hold, or an increase in interest rates. In addition, investments in the Money Funds are subject to the risk that inflation may erode the Funds' purchasing power over time.

                             PRINCIPAL RISKS BY FUND



The following chart summarizes the principal risks of each Fund other than market risk, credit risk, liquidity risk, management risk and portfolio reallocation risk, which apply to all of the Funds. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.



                              Foreign     Geographic                                      Real                Smaller        Money
                   Currency  Investment  Concentration  Leveraging  Non-Diversification  Estate  Derivatives  Company  Tax   Market
                     Risk       Risk         Risk          Risk             Risk          Risk      Risk       Risk    Risk   Risk

REIT                   X          X                          X                             X          X          X
Fund

EQUITY INCOME          X          X                          X                             X          X          X
Fund

GROWTH &
INCOME                 X          X                          X                             X          X          X
Fund

WEST COAST EQUITY      X          X             X            X                             X          X          X
Fund

MID CAP STOCK
fund                   X          X                          X                             X          X          X

GROWTH
Fund                   X          X                          X                                        X          X

SMALL CAP VALUE        X          X                          X                             X          X          X
Fund

SMALL CAP
GROWTH                 X          X                          X                                        X          X
Fund

INTERNATIONAL
GROWTH                 X          X                          X                                        X          X
fund

SHORT TERM INCOME      X          X                          X                             X          X
Fund

U.S. GOVERNMENT
SECURITIES                                                   X                                        X
Fund

INCOME                 X          X                          X                             X          X
Fund

HIGH YIELD             X          X                          X                                        X          X
Fund

TAX-EXEMPT
BOND                                                         X                                        X                 X
Fund

CALIFORNIA
MUNICIPAL                                      X             X             X                          X                 X
Fund

CALIFORNIA
INSURED
INTERMEDIATE
MUNICIPAL                                      X             X             X                          X                 X
Fund

MONEY MARKET           X                                                                                                       X
Fund

TAX-EXEMPT
MONEY MARKET                                                                                                            X      X
Fund

CALIFORNIA
MONEY                                          X                           X                                            X      X

                         FEES AND EXPENSES OF THE FUNDS



This table describes the fees and expenses that you may pay if you invest in Class A, B or C shares of a Fund. Each of the Funds may offer other classes of shares that are subject to different fees and expenses. For information about other classes of shares offered by the Funds, please contact WM Shareholder Services at 800-222-5852. The examples on the next three pages are intended to help you compare the cost of investing in the Funds with the costs of investing in other mutual funds. The examples assume that your investment has a 5% return each year, as required for illustration purposes by the Securities and Exchange Commission, and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those in the examples.



                     SHAREHOLDER FEES(1)                        CLASS A         CLASS B         CLASS C
          (fees paid directly from your investment)           SHARES (in %)   SHARES (in %)   SHARES (in %)
          -----------------------------------------           -------------   -------------   -------------
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)
  Equity Funds                                                   5.50             0.00            0.00
  Fixed-Income Funds and Municipal Funds                         4.50(2)          0.00            0.00
  Money Funds                                                    0.00(3)          0.00            0.00
Maximum deferred sales charge (load) (as a percentage of
original purchase price)(7)                                      0.00(4,8)        5.00(5)         1.00(6)



(1) An annual fee up to $12 may be imposed on accounts that fall below $1,000. See "Other Policies and Practices of the WM Group of Funds -- Small Accounts."



(2) 3.50% for Short Term Income Fund.



(3) Regular sales charges apply when Class A shares of a Money Fund (on which no sales charge was paid at time of purchase) are exchanged for shares of any other Fund.



(4) Certain investors who purchase Class A shares without paying an initial sales charge may be subject to a deferred sales charge of 1.00% on redemptions within the first 18 months.



(5) The maximum deferred sales charge is imposed on shares redeemed in the first and second years. For shares held longer than two years, the deferred sales charge declines according to the schedules set forth under



      "Choosing a Share Class -- Class B Shares -- Contingent Deferred Sales Charge on Class B Shares" in this prospectus. The maximum deferred sales charge for Class B shares of the Short Term Income Fund is 4.00%.



(6) Class C shares redeemed within the first 12 months are subject to a 1.00% contingent deferred sales charge.



(7) A $10 fee may be charged for redemptions made by wire transfer. Contingent deferred sales charges for shares purchased prior to April 1, 2003 are described in the SAI.



(8) Redemptions of Class A shares of the International Growth Fund, including exchange redemptions, within 90 days of purchase will be subject to a redemption fee equal to 2.00% of redemption proceeds (in addition to any applicable CDSC), which will be retained by the Fund. The redemption fee does not apply to redemptions of less than $10,000.

                                                          Fund
                                                  Operating Expenses
                                              (expenses that are deducted
CLASS A SHARES                                     from Fund assets)
------------------------------------------------------------------------------------
                                                 Distribution                Total
                                                     and                    Annual
                                                   Service                   Fund
                                   Management      (12b-1)      Other      Operating
                                      Fees         Fees(1)     Expenses    Expenses
                                   -------------------------------------------------
REIT Fund                             0.80%         0.25%        [  ]%       [  ]%
------------------------------------------------------------------------------------
Equity Income Fund                    0.54          0.25         [  ]        [  ]
------------------------------------------------------------------------------------
Growth & Income Fund                  0.52          0.25         [  ]        [  ]
------------------------------------------------------------------------------------
West Coast Equity Fund                0.58          0.25         [  ]        [  ]
------------------------------------------------------------------------------------
Mid Cap Stock Fund                    0.75          0.25         [  ]        [  ]
------------------------------------------------------------------------------------
Growth Fund                           0.79          0.25         [  ]        [  ]
------------------------------------------------------------------------------------
Small Cap Value Fund(2)               0.85          0.25         [  ]        [  ]
------------------------------------------------------------------------------------
Small Cap Growth Fund                 0.85          0.25         [  ]        [  ]
------------------------------------------------------------------------------------
International Growth Fund             0.90          0.25         [  ]        [  ]
------------------------------------------------------------------------------------
Short Term Income Fund(3)             0.50          0.25         [  ]        [  ]
------------------------------------------------------------------------------------
U.S. Government Securities Fund       0.50          0.25         [  ]        [  ]
------------------------------------------------------------------------------------
Income Fund                           0.50          0.25         [  ]        [  ]
------------------------------------------------------------------------------------
High Yield Fund                       0.57          0.25         [  ]        [  ]
------------------------------------------------------------------------------------
Tax-Exempt Bond Fund                  0.49          0.25         [  ]        [  ]
------------------------------------------------------------------------------------
California Municipal Fund             0.50          0.25         [  ]        [  ]
------------------------------------------------------------------------------------
California Insured Intermediate
  Municipal Fund                      0.50          0.25         [  ]        [  ]
------------------------------------------------------------------------------------
Money Market Fund                     0.45          0.00         [  ]        [  ]
------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund(4)       0.45          0.00         [  ]        [  ]
------------------------------------------------------------------------------------
California Money Fund(4)              0.45          0.00         [  ]        [  ]



                                                  EXAMPLES: You would pay the following
                                                expenses on a $10,000 investment assuming
                                                 a 5% annual return and redemption at the
                                                           end of each period:
                                               --------------------------------------------
                                                 One       Three       Five         Ten
                                                Year       Years       Years       Years
                                               --------------------------------------------
REIT Fund                                      $[    ]    $[    ]     $[    ]     $[    ]
-------------------------------------------------------------------------------------------
Equity Income Fund                              [    ]     [    ]      [    ]      [    ]
-------------------------------------------------------------------------------------------
Growth & Income Fund                            [    ]     [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------
West Coast Equity Fund                          [    ]     [    ]      [    ]      [    ]
-------------------------------------------------------------------------------------------
Mid Cap Stock Fund                              [    ]     [    ]      [    ]      [    ]
-------------------------------------------------------------------------------------------

Growth Fund                                     [    ]     [    ]      [    ]      [    ]
-------------------------------------------------------------------------------------------
Small Cap Value Fund                            [    ]     [    ]      [    ]      [    ]
------------------------------------------------------------------------------------------
Small Cap Growth Fund                           [    ]     [    ]      [    ]      [    ]
-------------------------------------------------------------------------------------------
International Growth Fund                       [    ]     [    ]      [    ]      [    ]
-------------------------------------------------------------------------------------------
Short Term Income Fund                          [    ]     [    ]      [    ]      [    ]
-------------------------------------------------------------------------------------------
U.S. Government Securities Fund                 [    ]     [    ]      [    ]      [    ]
-------------------------------------------------------------------------------------------
Income Fund                                     [    ]     [    ]      [    ]      [    ]
-------------------------------------------------------------------------------------------
High Yield Fund                                 [    ]     [    ]      [    ]      [    ]
-------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund                            [    ]     [    ]      [    ]      [    ]
-------------------------------------------------------------------------------------------
California Municipal Fund                       [    ]     [    ]      [    ]      [    ]
-------------------------------------------------------------------------------------------
California Insured Intermediate Municipal
Fund                                            [    ]     [    ]      [    ]      [    ]
-------------------------------------------------------------------------------------------
Money Market Fund                               [    ]     [    ]      [    ]      [    ]
----------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                    [    ]     [    ]      [    ]      [    ]
-------------------------------------------------------------------------------------------
California Money Fund                           [    ]     [    ]      [    ]      [    ]
-------------------------------------------------------------------------------------------



(1) 12b-1 fees represent servicing fees that are paid to WM Funds Distributor, Inc. (the "Distributor"). See "Other Policies and Practices of the WM Group of Funds -- Distribution Plan and Additional Information Regarding Dealer Compensation."



(2) Percentages for the Small Cap Value Fund are based on estimated amounts for the current fiscal year.



(3) Does not reflect WM Shareholder Services, Inc.'s agreement to waive the Fund's transfer agency fees for the current fiscal year.



(4) Does not reflect undertaking by WM Advisors to limit the Fund's total operating expenses to the percentage of net assets shown on page [ ].

                                                         Fund
                                                  Operating Expenses
                                              (expenses that are deducted
CLASS B SHARES                                     from Fund assets)
------------------------------------------------------------------------------------
                                                Distribution                 Total
                                                    and                     Annual
                                                  Service                    Fund
                                   Management     (12b-1)        Other     Operating
                                      Fees        Fees(1)      Expenses    Expenses
                                   -------------------------------------------------
REIT Fund                             0.80%         1.00%        [  ]%       [  ]%
------------------------------------------------------------------------------------
Equity Income Fund                    0.54          1.00         [  ]        [  ]
------------------------------------------------------------------------------------
Growth & Income Fund                  0.52          1.00         [  ]        [  ]
------------------------------------------------------------------------------------
West Coast Equity Fund                0.58          1.00         [  ]        [  ]
------------------------------------------------------------------------------------
Mid Cap Stock Fund                    0.75          1.00         [  ]        [  ]
------------------------------------------------------------------------------------
Growth Fund                           0.79          1.00         [  ]        [  ]
------------------------------------------------------------------------------------
Small Cap Value Fund(3)               0.85          1.00         [  ]        [  ]
------------------------------------------------------------------------------------
Small Cap Growth Fund                 0.85          1.00         [  ]        [  ]
------------------------------------------------------------------------------------
International Growth Fund             0.90          1.00         [  ]        [  ]
------------------------------------------------------------------------------------
Short Term Income Fund(4)             0.50          1.00         [  ]        [  ]
------------------------------------------------------------------------------------
U.S. Government Securities Fund       0.50          1.00         [  ]        [  ]
------------------------------------------------------------------------------------
Income Fund                           0.50          1.00         [  ]        [  ]
------------------------------------------------------------------------------------
High Yield Fund                       0.57          1.00         [  ]        [  ]
------------------------------------------------------------------------------------
Tax-Exempt Bond Fund                  0.49          1.00         [  ]        [  ]
------------------------------------------------------------------------------------
California Municipal Fund             0.50          1.00         [  ]        [  ]
------------------------------------------------------------------------------------
California Insured Intermediate
  Municipal Fund                      0.50          1.00         [  ]        [  ]
------------------------------------------------------------------------------------
Money Market Fund                     0.45          1.00         [  ]        [  ]
------------------------------------------------------------------------------------



                    EXAMPLES: You would pay the following expenses on a $10,000 investment assuming a 5% annual return and either:
                    (a) redemption at the end of each period or

                    (b) no redemption:
                    -----------------------------------------------------------
                                                    (a)                                  (b)
                                     One     Three    Five    Ten          One    Three     Five      Ten
                                     Year    Years    Years   Years(2)    Year    Years     Years    Years(2)
                                    -------------------------------------------------------------------------
REIT Fund                          $[    ]  $[    ]  $[    ]  $[    ]    $[    ]  $[    ]  $[    ]   $[    ]
-------------------------------------------------------------------------------------------------------------
Equity Income Fund                  [    ]   [    ]   [    ]   [    ]     [    ]   [    ]   [    ]    [    ]
-------------------------------------------------------------------------------------------------------------
Growth & Income Fund                [    ]   [    ]   [    ]   [    ]     [    ]   [    ]   [    ]    [    ]
-------------------------------------------------------------------------------------------------------------
West Coast Equity Fund              [    ]   [    ]   [    ]   [    ]     [    ]   [    ]   [    ]    [    ]
-------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                  [    ]   [    ]   [    ]   [    ]     [    ]   [    ]   [    ]    [    ]
-------------------------------------------------------------------------------------------------------------
Growth Fund                         [    ]   [    ]   [    ]   [    ]     [    ]   [    ]   [    ]    [    ]

-------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                [    ]   [    ]   [    ]   [    ]     [    ]   [    ]   [    ]    [    ]
-------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund               [    ]   [    ]   [    ]   [    ]     [    ]   [    ]   [    ]    [    ]
-------------------------------------------------------------------------------------------------------------
International Growth Fund           [    ]   [    ]   [    ]   [    ]     [    ]   [    ]   [    ]    [    ]
-------------------------------------------------------------------------------------------------------------
Short Term Income Fund              [    ]   [    ]   [    ]   [    ]     [    ]   [    ]   [    ]    [    ]
-------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund     [    ]   [    ]   [    ]   [    ]     [    ]   [    ]   [    ]    [    ]
-------------------------------------------------------------------------------------------------------------
Income Fund                         [    ]   [    ]   [    ]   [    ]     [    ]   [    ]   [    ]    [    ]
-------------------------------------------------------------------------------------------------------------
High Yield Fund                     [    ]   [    ]   [    ]   [    ]     [    ]   [    ]   [    ]    [    ]
-------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund                [    ]   [    ]   [    ]   [    ]     [    ]   [    ]   [    ]    [    ]
-------------------------------------------------------------------------------------------------------------
California Municipal Fund           [    ]   [    ]   [    ]   [    ]     [    ]   [    ]   [    ]    [    ]
-------------------------------------------------------------------------------------------------------------
California Insured Intermediate
  Municipal Fund                    [    ]   [    ]   [    ]   [    ]     [    ]   [    ]   [    ]    [    ]
-------------------------------------------------------------------------------------------------------------
Money Market Fund                   [    ]   [    ]   [    ]   [    ]     [    ]   [    ]   [    ]    [    ]
-------------------------------------------------------------------------------------------------------------



(1) 0.25% of the 12b-1 fees shown represent servicing fees that are paid to the Distributor. Long-term Class B shareholders may pay more than the sales charge paid by Class A shareholders. See "Other Policies and Practices of the WM Group of Funds -- Distribution Plan and Additional Information Regarding Dealer Compensation."



(2) Class B shares convert to Class A shares after eight years; accordingly, the expense amounts for years nine and ten are based on Class A share expenses.



(3) Percentages for the Small Cap Value Fund are based on estimated amounts for the current fiscal year.



(4) Does not reflect WM Shareholder Services, Inc.'s agreement to waive the Fund's transfer agency fees for the current fiscal year.

                                                         Fund
                                                  Operating Expenses
                                              (expenses that are deducted
CLASS C SHARES                                     from Fund assets)
------------------------------------------------------------------------------------
                                                                             Total
                                                Distribution                Annual
                                                and Service                  Fund
                                   Management     (12b-1)        Other     Operating
                                      Fees        Fees(1)      Expenses    Expenses
                                   -------------------------------------------------
REIT Fund                             0.80%         1.00%        [   ]       [   ]
------------------------------------------------------------------------------------
Equity Income Fund                    0.54          1.00         [   ]       [   ]
------------------------------------------------------------------------------------
Growth & Income Fund                  0.52          1.00         [   ]       [   ]
------------------------------------------------------------------------------------
West Coast Equity Fund                0.58          1.00         [   ]       [   ]
------------------------------------------------------------------------------------
Mid Cap Stock Fund                    0.75          1.00         [   ]       [   ]
------------------------------------------------------------------------------------
Growth Fund                           0.79          1.00         [   ]       [   ]
------------------------------------------------------------------------------------
Small Cap Value Fund(2)               0.85          1.00         [   ]       [   ]
------------------------------------------------------------------------------------
Small Cap Growth Fund                 0.85          1.00         [   ]       [   ]
------------------------------------------------------------------------------------
International Growth Fund             0.90          1.00         [   ]       [   ]
------------------------------------------------------------------------------------
Short Term Income Fund(3)             0.50          1.00         [   ]       [   ]
------------------------------------------------------------------------------------
U.S. Government Securities Fund       0.50          1.00         [   ]       [   ]
------------------------------------------------------------------------------------
Income Fund                           0.50          1.00         [   ]       [   ]
------------------------------------------------------------------------------------
High Yield Fund                       0.57          1.00         [   ]       [   ]
------------------------------------------------------------------------------------
Tax-Exempt Bond Fund                  0.49          1.00         [   ]       [   ]
------------------------------------------------------------------------------------
California Municipal Fund             0.50          1.00         [   ]       [   ]
------------------------------------------------------------------------------------
California Insured Intermediate
  Municipal Fund                      0.50          1.00         [   ]       [   ]
------------------------------------------------------------------------------------
Money Market Fund                     0.45          1.00         [   ]       [   ]
------------------------------------------------------------------------------------



                                    EXAMPLES: You would pay the following expenses on a $10,000 investment assuming a 5% annual return and either:
                                    (a) redemption at the end of each period or
CLASS C SHARES                      (b) no redemption
----------------------------------  -------------------------------------------------------------------
                                                 (a)                                  (b)
                                     One    Three     Five    Ten         One   Three    Five     Ten
                                    Year    Years    Years    Years      Year   Years    Years   Years
-------------------------------------------------------------------------------------------------------
REIT Fund                           $[  ]   $[  ]    $[  ]   $[  ]       $[  ]  $[  ]   $[  ]    $[  ]
-------------------------------------------------------------------------------------------------------
Equity Income Fund                   [  ]    [  ]     [  ]    [  ]        [  ]   [  ]    [  ]     [  ]
-------------------------------------------------------------------------------------------------------
Growth & Income Fund                 [  ]    [  ]     [  ]    [  ]        [  ]   [  ]    [  ]     [  ]
-------------------------------------------------------------------------------------------------------
West Coast Equity Fund               [  ]    [  ]     [  ]    [  ]        [  ]   [  ]    [  ]     [  ]
-------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                   [  ]    [  ]     [  ]    [  ]        [  ]   [  ]    [  ]     [  ]
-------------------------------------------------------------------------------------------------------
Growth Fund                          [  ]    [  ]     [  ]    [  ]        [  ]   [  ]    [  ]     [  ]
-------------------------------------------------------------------------------------------------------
Small Cap Value Fund                 [  ]    [  ]     [  ]    [  ]        [  ]   [  ]    [  ]     [  ]
-------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                [  ]    [  ]     [  ]    [  ]        [  ]   [  ]    [  ]     [  ]
-------------------------------------------------------------------------------------------------------
International Growth Fund            [  ]    [  ]     [  ]    [  ]        [  ]   [  ]    [  ]     [  ]
-------------------------------------------------------------------------------------------------------
Short Term Income Fund               [  ]    [  ]     [  ]    [  ]        [  ]   [  ]    [  ]     [  ]
-------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund      [  ]    [  ]     [  ]    [  ]        [  ]   [  ]    [  ]     [  ]

-------------------------------------------------------------------------------------------------------
Income Fund                         [  ]    [  ]    [  ]     [  ]         [  ]   [  ]    [  ]     [  ]
-------------------------------------------------------------------------------------------------------
High Yield Fund                     [  ]    [  ]    [  ]     [  ]         [  ]   [  ]    [  ]     [  ]
-------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund                [  ]    [  ]    [  ]     [  ]         [  ]   [  ]    [  ]     [  ]
-------------------------------------------------------------------------------------------------------
California Municipal Fund           [  ]    [  ]    [  ]     [  ]         [  ]   [  ]    [  ]     [  ]
-------------------------------------------------------------------------------------------------------
California Insured Intermediate
  Municipal Fund                    [  ]    [  ]    [  ]     [  ]         [  ]   [  ]    [  ]     [  ]
-------------------------------------------------------------------------------------------------------
Money Market Fund                   [  ]    [  ]    [  ]     [  ]         [  ]   [  ]    [  ]     [  ]
-------------------------------------------------------------------------------------------------------



(1) 0.25% of the 12b-1 fees represent servicing fees that are paid to the Distributor. Long-term Class C shareholders may pay more than the sales charge paid by Class A shareholders. See "Other Policies and Practices of the WM Group of Funds -- Distribution Plan and Additional Information Regarding Dealer Compensation."



(2) Percentages for the Small Cap Value Fund are based on estimated amounts for the current fiscal year.



(3) Does not reflect WM Shareholder Services, Inc.'s agreement to waive the Fund's transfer agency fees for the current fiscal year.

                           FUND INVESTMENT STRATEGIES



This section provides a more complete description of the principal investment strategies and risks of each Fund. The "Common Investment Practices" section that follows provides additional information about the principal investment strategies of the Funds and identifies the Funds that may engage in such practices to a significant extent. The Funds may undertake other strategies for temporary defensive purposes. These strategies may cause the Funds to miss out on investment opportunities and may prevent the Funds from achieving their goals. You can find additional descriptions of the Funds' strategies and risks in the SAI. Except for policies explicitly identified as "fundamental" in this prospectus or the SAI, the investment objectives and investment policies set forth in this prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent. Except as otherwise indicated, all policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in valuation or other circumstances.


EQUITY FUNDS


REIT FUND. Under normal market conditions, the REIT Fund will normally invest at least 80% of its net assets plus any borrowings for investment purposes in REIT securities. REIT securities are investments in real estate investment trusts. The Fund may also invest in U.S. government obligations, convertible [bonds and preferred] [exchange traded funds], mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may invest in money market instruments for temporary or defensive purposes and may invest in fixed-income securities of any maturity including mortgage-backed securities, U.S. government securities and asset-backed securities. The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. While no individual Fund is intended as a complete investment program, this is particularly true of the REIT Fund, which could be adversely impacted by economic trends within the real estate industry.


EQUITY INCOME FUND. The Equity Income Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund may invest in money market instruments for temporary or defensive purposes. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. government securities and asset-backed securities, and may also invest up to 20% of its assets in below-investment-grade bonds (sometimes called "junk bonds"). The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 20% of its assets in REITs. The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.


GROWTH & INCOME FUND. The Growth & Income Fund invests primarily in common stocks. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in preferred stocks and fixed-income securities of any maturity, including mortgage-backed securities[and convertible bonds], and may invest up to 35% of its assets in below-investment-grade fixed-income securities.


WEST COAST EQUITY FUND. Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of West Coast companies. WM Advisors defines West Coast companies to include those with: (i) principal executive offices located in the region,
(ii) over 50% of their work force employed in the region or (iii) over 50% of their sales within the region, which includes Alaska, California, Idaho, Montana, Oregon and Washington. While no individual fund is intended as a complete investment program, this is particularly true of the West Coast Equity Fund, which could be adversely impacted by economic trends within this six state area.

The Fund is permitted to invest in money market instruments for temporary defensive purposes. The Fund may invest up to 20% of its assets in REITs and below-investment-grade fixed-income securities (sometimes called "junk bonds").

MID CAP STOCK FUND. The Mid Cap Stock Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P MidCap 400 Index. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 20% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").

The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.


GROWTH FUND. The Growth Fund invests primarily in common stocks believed to have significant appreciation potential. The Fund also may invest in fixed-income securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 35% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").

The Fund's portfolio is managed by its three sub-advisors -- Janus Capital Management, LLC ("Janus")., Salomon Brothers Asset Management, Inc. ("Salomon"), and OppenheimerFunds, Inc. ("Oppenheimer"). WM Advisors will determine the portion of the Fund's assets to be managed by each of the Fund's three sub-advisors.


Because WM Advisors earns different fees on the amounts allocated to each of the Fund's sub-advisors, there may be a conflict between the interests of the Fund and the economic interests of WM Advisors.

The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, provided that no more than 5% of its assets are invested in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.


SMALL CAP VALUE FUND. The Small Cap Value Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers, provided that no more than 5% of its total assets may be invested in securities of issuers located in developing or emerging countries. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds") if WM Advisors believes that doing so will be consistent with the goal of capital appreciation.



SMALL CAP GROWTH FUND. The Small Cap Growth Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers provided that no more than 5% of its total assets are to be invested in securities of issuers located in developing or emerging market countries. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds") if WM Advisors believes that doing so will be consistent with the goal of capital appreciation.



INTERNATIONAL GROWTH FUND. The International Growth Fund invests primarily in equity securities of issuers located in foreign countries that Capital Guardian, the Fund's sub-advisor, believes present attractive investment opportunities. In selecting investments for the Fund, Capital Guardian seeks to identify foreign stocks that have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in that decisions are made based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomics and political judgments on the outlook for economies, industries, currencies and markets. The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.


The Fund invests in common stock and may invest in other securities with equity characteristics, such as trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

The Fund intends to stay fully invested in the securities described above to the extent practical. Fund assets may be invested in short-term fixed-income instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, it may hold short-term investments until desirable equity securities become available. These short-term instruments are generally rated A or higher by Moody's or S&P, or, if unrated, of comparable quality in the opinion of the Fund's sub-advisor.

The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging markets, provided that no more than 5% of the Fund's total assets are invested in any one emerging market country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in investment-grade corporate fixed-income securities having maturities longer than one year, including Euro-currency instruments and securities.

FIXED-INCOME FUNDS

SHORT TERM INCOME FUND. The Short Term Income Fund maintains a weighted average duration of three years or less and a weighted average maturity of five years or less. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a fixed-income security is the weighted average term to maturity of the present value of future cash flows, including interest and principal payments. Thus, duration involves WM Advisors' judgment with respect to both interest rates and expected cash flows.


The Fund will invest substantially all of its assets in fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more NRSROs or, if unrated, are judged to be of comparable quality by WM Advisors. All fixed-income securities purchased by the Fund will be investment-grade at time of purchase.


The Fund may invest in securities issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate fixed-income securities, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The Fund may invest in fixed-income securities issued by REITs.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. Investments in foreign securities are subject to special risks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

U.S. GOVERNMENT SECURITIES FUND. The U.S. Government Securities Fund invests primarily in a selection of obligations of the U.S. government and its agencies. The Fund may also invest in collateralized mortgage obligations or repurchase agreements. The Fund may not invest less than 80% of its net assets (plus any borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government, its agencies and/or instrumentalities or in repurchase agreements or collateralized mortgage obligations secured by these obligations. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes. The Fund may also enter into dollar roll transactions.

INCOME FUND. The Income Fund invests most of its assets in:

      -     fixed-income and convertible securities;


      - U.S. government securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), FNMA, and FHLMC or similar government agencies or government-sponsored entities;


      -     commercial mortgage-backed securities;

      -     obligations of U.S. banks that belong to the Federal Reserve System;

      -     preferred stocks and convertible preferred stocks;

      - the highest grade commercial paper as rated by S&P, Fitch or Moody's; and

      -     deposits in U.S. banks.


The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes, and may enter into dollar roll transactions. The Fund may purchase securities of issuers that deal in real estate or securities that are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of fixed-income securities secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 35% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").


HIGH YIELD FUND. The High Yield Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities (including fixed-income securities, convertible securities and preferred stocks) rated lower than BBB by S&P or Fitch or Baa by Moody's or of equivalent quality as determined by WM Advisors. The remainder of the Fund's assets may be invested in any other securities WM Advisors believes are consistent with the Fund's objective, including higher rated fixed-income securities, common stocks and other equity securities. The Fund may also invest in securities of foreign issuers including those located in developing or emerging countries, and engage in hedging strategies involving options.


MUNICIPAL FUNDS



Each of the Municipal Funds, the Tax-Exempt Money Market Fund, and the California Money Fund invests most of its assets in fixed-income obligations issued by states, counties, cities and other governmental bodies that generate income that is exempt from federal income tax other than the federal alternative minimum tax ("municipal obligations"). Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may affect the ability of a Fund to purchase sufficient amounts of tax-exempt securities.



TAX-EXEMPT BOND FUND. The Tax-Exempt Bond Fund will invest at least 80% of its assets in municipal obligations, including inverse floating rate obligations, under normal market conditions.



The Fund specifically limits these investments to: municipal bonds, municipal notes and securities of unaffiliated tax-exempt mutual funds. The Fund also may invest up to 35% of its assets in below-investment-grade securities (sometimes called "junk bonds").

In adverse markets, the Fund may seek to protect its investment position by investing up to 50% of its portfolio in taxable short-term investments such as:



      -     U.S. government securities;



      - commercial paper rated in the highest grade by either S&P or Moody's;



      -     obligations of U.S. banks;



      -     time or demand deposits in U.S. banks; and



      - repurchase agreements relating to municipal securities or any of the foregoing taxable instruments.



Interest income from these investments that is distributed to you by the Fund may be taxable.



The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 20% of its total assets in AMT-subject bonds.



For temporary defensive purposes, the Fund may invest more than 20% of its assets in instruments that are not municipal obligations and that are eligible for purchase by the Money Market Fund, which may produce income that is not exempt from federal income taxes.



CALIFORNIA MUNICIPAL FUND. The California Municipal Fund invests primarily in intermediate- and long-term California municipal obligations (municipal obligations that generate interest which is exempt from California State personal income tax). It is a fundamental policy of the Fund that, under normal market conditions, at least 80% of its assets will be invested in these obligations. These obligations may include AMT-subject bonds.



The Fund will invest primarily in investment grade municipal obligations. The Fund may also invest in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations.



The Fund may, under normal circumstances, invest up to 20% of its assets in:



      - municipal obligations that are not exempt from California personal income tax;



      -     short-term municipal obligations;



      - taxable cash equivalents, including short-term U.S. government securities, certificates of deposit and bankers' acceptances, commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P, or equivalent rating by Fitch, and repurchase agreements (collectively "short-term instruments"); and



      - securities of money market mutual funds (subject to the limitations set forth under "Common Investment Practices").



The Fund may, for temporary defensive purposes, invest in the securities mentioned above without limitation. Also, as a non-diversified investment company under the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a small number of issuers relative to other mutual funds.



CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND. The California Insured Intermediate Municipal Fund will invest primarily in insured intermediate-term California municipal obligations. It is a fundamental policy of the Fund that it will invest at least 80% of its assets in insured California municipal obligations (except when maintaining a temporary defensive position). Under normal market conditions, the dollar-weighted average maturity of the securities in which the Fund invests will be more than three years but less than ten years. The maximum effective maturity (the maturity date without regard to call provisions, except that for pooled single family mortgage securities, effective maturity is the average life of the underlying mortgage obligations) of any municipal obligation in which the Fund invests will be fifteen years.



All of the municipal obligations in which the Fund invests, taking into account any insurance, are investment grade securities. The Fund may invest without limitation in AMT-subject bonds.



Under normal market conditions, the Fund may invest up to 20% of its assets in:



      -     uninsured municipal obligations;



      - municipal obligations that are not exempt from California personal income tax; and



      - short-term municipal obligations and taxable cash equivalents, including short-term instruments and securities of unaffiliated money market mutual funds (subject to the limitations set forth under "Common Investment Practices") and may, for temporary defensive purposes, invest in these securities without limitation, which may produce income that is not exempt from federal income taxes or California personal income tax.

In addition, the Fund may invest in inverse floating rate obligations. The Fund may engage in hedging transactions through the use of financial futures and options thereon. It may also purchase and sell securities on a when-issued or forward commitment basis, invest in mortgage-backed securities, enter into repurchase agreements, invest in stand-by commitments and lend portfolio securities. The Fund may invest in floating rate and variable rate obligations, including participation interests therein (referred to collectively as "Hedging Transactions").



The insured municipal obligations in which the California Insured Intermediate Municipal Fund will invest and the other Municipal Funds may invest are insured under insurance policies that relate to the specific Municipal Obligation in question and that are issued by an insurer having a claims-paying ability rated AAA by S&P or Aaa by Moody's. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding and the insurer remains in business.



The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund's investment portfolio or a Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund's investment policy requiring investment in insured municipal obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.



MONEY FUNDS



The Money Funds invest only in U.S. dollar-denominated short-term, money market securities. They will only purchase securities issued or guaranteed by the U.S. government, its agencies, sponsored entities or instrumentalities or securities that are, or have issuers that are:


      - rated by at least two NRSROs, such as S&P, Fitch or Moody's, in one of the two highest rating categories for short-term fixed-income securities;

      - rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating; or

      -     if not so rated, are determined to be of comparable quality.


A description of the rating systems of S&P, Fitch and Moody's is contained in Appendix A to this prospectus and in the SAI. At the time of investment, no security (except U.S. government securities subject to repurchase agreements and variable rate demand notes) purchased by a Money Fund will have a maturity exceeding 397 days, and each Money Fund's average portfolio maturity will not exceed 90 days. The Money Funds will attempt to maintain a stable NAV of $1.00, but there can be no assurance that any Money Fund will be able to do so.



MONEY MARKET FUND. To accomplish its objective, the Money Market Fund invests solely in money market instruments that may be included in the following six general categories:



      -     U.S. government securities;


      - short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and state and local governments and municipalities to finance short-term cash needs;

      - obligations of U.S. and foreign banks with assets of more than $500 million;


      - U.S. dollar denominated securities issued by foreign governments, their agencies or instrumentalities or by supranational entities;


      - short-term corporate securities rated in one of the two highest rating categories by an NRSRO; and

      -     repurchase agreements.


TAX-EXEMPT MONEY MARKET FUND. The Tax-Exempt Money Market Fund invests primarily in a diversified selection of short-term municipal obligations, the income from which is exempt from federal income tax. These obligations include fixed income obligations issued by states, counties, cities or other governmental bodies that generate income exempt from federal income tax. Short-term municipal obligations may include, but are not limited to, tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes, or other forms of short-term municipal loans and obligations. Under normal market conditions, the Fund will not invest more than 20% of its assets in AMT-subject bonds.



For temporary defensive purposes, the Fund may invest more than 20% of its assets in instruments that are not municipal obligations and that are eligible for purchase by the Money Market Fund, which may produce income that is not exempt from federal income taxes.



The Fund may also invest in variable rate demand obligations, stand-by commitments, when-issued securities and forward commitments.



CALIFORNIA MONEY FUND. To accomplish its objective, the California Money Fund invests in a portfolio of short-term municipal obligations. It is a fundamental policy of the Fund to invest, under normal market conditions, at least 80% of its total assets in municipal obligations. The

Fund normally invests at least 80% of its total assets in municipal obligations issued by the State of California and its political subdivisions and certain other governmental issuers (such as the Commonwealth of Puerto Rico), which produce income that is exempt from California state personal income tax. The Fund may also invest in AMT-subject bonds.



The Fund may also invest in variable rate demand obligations, stand-by commitments, when-issued securities and forward commitments.



For temporary defensive purposes, the Fund may invest more than 20% of its assets in instruments that are not municipal obligations and that are eligible for purchase by the Money Market Fund, which may produce income that is not exempt from federal income taxes or California personal income tax.


COMMON INVESTMENT PRACTICES

The next several pages contain more detailed information about types of securities in which the Funds may invest, and strategies which WM Advisors or the respective sub-advisor may employ in pursuit of that Fund's investment objective. This section also includes a summary of risks and restrictions associated with these securities and investment practices. For more information, please see the SAI.


BELOW-INVESTMENT-GRADE SECURITIES. The Growth, Growth & Income, Income Funds and Tax-Exempt Bond Funds may each invest up to 35% of its total assets, and the REIT, Equity Income, West Coast Equity, Mid Cap Stock, Small Cap Value and Small Cap Growth Funds each may invest up to 20% of its total assets, in below-investment-grade fixed-income securities, sometimes referred to as "junk bonds." The High Yield Fund may invest all of its assets in these securities, and will generally invest at least 80% of its assets in such securities.



Below-investment-grade fixed-income securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for a Fund to value or to sell certain of these securities under certain market conditions. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A to this prospectus.



BORROWING. The Funds may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price and yield may be subject to greater fluctuation until the borrowing is paid off. For the Growth, Small Cap Growth, International Growth, Short Term Income, California Municipal, California Insured Intermediate Municipal and California Money Funds, such borrowings may not exceed 30% of total assets. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Small Cap Value, U.S. Government Securities, Income, High Yield, Tax-Exempt Bond, Money Market, and Tax-Exempt Money Market Funds may borrow up to 5% of their total assets for emergency, non-investment purposes. In addition, the Money Market and Tax-Exempt Money Market Funds may borrow up to 33 1/3% of their total assets to meet redemption requests. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Funds.



The Short Term Income, U.S. Government Securities, Income, and High Yield Funds may enter into DOLLAR ROLL. A Fund enters into a DOLLAR ROLL by selling securities for delivery in the current month and simultaneously contracting to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. This may be considered borrowing from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested, the Fund will be subject to market risk on those securities as well as similar risk with respect to the securities the Fund is required to repurchase.



Each of the REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, High Yield, California Municipal, California Insured Intermediate Municipal, and California Money Funds may engage in REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is a decline in the market value of the securities sold (and required to be repurchased).



FIXED-INCOME SECURITIES. The market value of fixed-income securities held by a Fund and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. You should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, securities purchased by a Fund may be subject to the risk of default. Fixed-income securities, including municipal obligations, rated in the lower end of the investment-grade category (Baa or BBB) and below-investment-grade fixed-income securities may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.



The fixed-income securities in which the Funds may invest include ZERO-COUPON SECURITIES, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other fixed-income securities.



FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The REIT, Equity Income, and Growth & Income Funds, Fixed-

Income Funds and Municipal Funds may purchase floating rate, inverse floating rate and variable rate securities, including participation interests therein and assignments thereof.



The Money Funds may purchase floating rate and variable rate obligations, including participation interests therein.



The Fixed-Income Funds may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. Municipal obligations purchased by the Municipal Funds may include floating rate, inverse floating rate and variable rate obligations, including variable rate demand notes issued by industrial development authorities and other governmental entities, as well as participation interests therein. Although variable rate demand notes are frequently not rated by credit rating agencies, a Fund may purchase unrated notes that are determined by WM Advisors or the Fund's sub-advisors to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. The absence of an active secondary market could make it difficult for a Fund to dispose of these securities in the event the issuer of the note were to default on its payment obligations, and the Fund could, for this or other reasons, suffer a loss as a result of the default.



Each The REIT, Equity Income, and Growth & Income Funds, Fixed-Income Funds and Municipal Funds may also invest in securities representing interests in tax-exempt securities, known as inverse floating obligations or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating-rate obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating-rate obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.



FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income and High Yield Funds may , subject to the investment limitations stated elsewhere in this prospectus and the SAI, engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. These Funds either enter into these transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.



These funds also may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. The Fund may also enter into a forward contract to sell a currency that is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."


Forward currency exchange contracts are agreements to exchange one currency for another - for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen - at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, WM Advisors or the Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.


Each of the Funds, other than the Money Funds and the Equity Income, Growth & Income, West Coast Equity, and U.S. Government Securities Funds, may invest in securities which are indexed to certain specific foreign currency exchange rates. These securities expose the Funds to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the fixed-income and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.


In addition, a Fund may enter into foreign currency forward contracts for non-hedging purposes. When WM Advisors or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, the Fund may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. For example, a Fund could enter into a foreign currency forward contract to sell U.S. dollars and buy a foreign currency when the value of the foreign currency is expected to rise in relation to the U.S. dollars.


While the foregoing actions are intended to protect a Fund from adverse currency movements or allow a Fund to profit from favorable currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that a Fund will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Code.



FOREIGN INVESTMENTS. The Equity Income, Growth & Income, West Coast Equity, and Money Market Funds may invest in securities of foreign issuers only if such securities are denominated in U.S. dollars. The REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income, and High Yield Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from:


      -     fluctuations in currency exchange rates;

      -     devaluation of currencies;

      - future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions;

      -     reduced availability of public information concerning issuers; and

      - the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains well below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Funds normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.


The Equity Funds and the Short Term Income, Income and High Yield Funds may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"), GLOBAL DEPOSITARY RECEIPTS ("GDRS") or other similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.



GEOGRAPHIC CONCENTRATION. Potential investors in the West Coast Equity Fund, the Municipal Funds (other than the Tax-Exempt Bond Fund) and the California Money Fund should consider the possibly greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of California municipal issuers in the case of the Municipal Funds. In addition to factors affecting the state or regional economy, certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences affecting California municipal obligations, respectively. See the SAI for a more detailed description of these risks.



HOLDINGS IN OTHER INVESTMENT COMPANIES. When WM Advisors or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, High Yield, Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal, Tax-Exempt Money Market, and California Money Funds may, subject to any limitations imposed by the 1940 Act, invest up to 10% of its assets in securities of mutual funds or other registered investment companies that are not affiliated with WM Advisors or the Fund's sub-advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus (one of the Fund's sub-advisors), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.



ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 10% of the net assets of each Money Fund and up to 15% of the net assets of every other Fund may be invested in securities that are not readily marketable. Such illiquid securities may include:


      -     repurchase agreements with maturities greater than seven days;

      -     time deposits maturing in more than seven days;

      - to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

      -     certain over-the-counter options, as described in the SAI;

      - certain variable rate demand notes having a demand period of more than seven days; and

      - securities which are restricted under federal securities laws with respect to disposition (excluding certain Rule 144A securities, as described below).

Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, provided that such securities meet liquidity guidelines established by the Board of Trustees of the Funds.


Each of the Funds may purchase RESTRICTED SECURITIES (provided such securities are, in the case of the Equity Income, Growth & Income, West Coast Equity, U.S. Government Securities, Income, Tax-Exempt Bond, Money Market, and Tax-Exempt Money Market Funds eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended). Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities (making restricted securities, in many instances, more liquid than they once were considered to be), investing in restricted securities could increase the level of illiquidity of the portfolio securities of a Fund. This could make it more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell these securities on short notice, it might be unable to obtain fair market value.



LENDING OF SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Growth, Small Cap Growth, International Growth, and Short Term Income Funds each may lend portfolio securities up to 20% of total assets. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Small Cap Value, U.S. Government Securities, Income, High Yield and Money Market Funds each may lend portfolio securities up to 33% of its total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty's collateral invested by the Fund declines in value as a result of investment losses.



MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The REIT, Equity Income, Growth & Income, Mid Cap Stock, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income, High Yield, California Municipal and California Insured Intermediate Municipal Funds may invest in GOVERNMENT MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA or FHLMC.


To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of a Fund may be affected by reinvestments of prepayments at higher or lower rates than the original investment.


In addition, like other fixed-income securities, the value of mortgage-backed securities will generally fluctuate in response to market interest rates.


The U.S. government guarantees the timely payment of interest and principal for GNMA certificates. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares.

Government stripped mortgage-based securities represent beneficial ownership interests in either principal distributions (principal-only securities or "PO strips") or interest distributions (interest-only securities or "IO strips") from government mortgage-backed securities. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so.


In addition, the REIT, Equity Income, Growth & Income, Mid Cap Stock, Small Cap Value, Short Term Income. U.S. Government Securities, and Income Funds may invest in non-agency mortgage-backed securities, which are similar to government mortgage-backed securities, except that they are not issued or guaranteed by governmental entities. Non-agency mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While non-agency mortgage-backed securities are generally structured with one or more types of credit enhancement, and often have high credit ratings, they lack the credit status of a governmental agency or instrumentality.



The REIT, Equity Income, Mid Cap Stock, Small Cap Value, Small Cap Growth, Short Term Income, U.S. Government Securities, Income, High Yield, Money Market, and Tax-Exempt Money Market Funds may purchase ASSET-BACKED SECURITIES. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, including home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

MUNICIPAL OBLIGATIONS, LEASES AND AMT-SUBJECT BONDS. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.


The California Insured Intermediate Municipal, Tax-Exempt Money Market, and California Money Funds may acquire participations in lease obligations or installment purchase contract obligations (collectively, "lease obligations") of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. Certain of these lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.


"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs and water and sewer projects. Interest on AMT-subject bonds is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in AMT-subject bonds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.


REAL ESTATE INVESTMENT TRUSTS. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income, and High Yield Funds may invest in real estate investment trusts, known as "REITs." In addition, the REIT Fund typically invests at least 80% of its net assets plus borrowings for investment purposes in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.


Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.


REPURCHASE AGREEMENTS. All of the Funds may invest in repurchase agreements, which are purchases of underlying fixed-income securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Repurchase agreements can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. The Tax-Exempt Money Market and California Money Funds' investments in repurchase agreements are limited by their restrictions on investment in taxable instruments. Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in repurchase agreements or other money market instruments, and the proceeds are allocated to the participating funds on a pro rata basis.



STAND-BY COMMITMENTS. The Municipal, Tax-Exempt Money Market and California Money Funds may acquire "stand-by commitments" with respect to municipal obligations held in their portfolios. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified municipal obligations at a specified price. A Fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities acquired with the commitment, thus increasing the cost of the securities and reducing the yield otherwise available from them. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.



STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this prospectus and the SAI, each Fund, except the Money Funds, may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. Utilizing these investment strategies, the Fund may purchase and sell, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments. It may also purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The Funds may write (sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security.



Subject to the investment limitations and restrictions stated elsewhere in this prospectus and the SAI, the Fixed-Income Funds may enter into credit default swaps. The seller of a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or similar triggering event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the seller of a credit default swap receives from the buyer a periodic stream of payments over the term of the contract provided that no event of default or similar triggering event has occurred. If no default or other triggering event occurs, the seller would keep the stream of payments and would have no payment obligations. Credit default swaps are subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, interest rate risk, leverage risk and management risk.


All the above are collectively referred to as "strategic transactions."

Strategic transactions may be used:

      - to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations;

      - to protect the Fund's unrealized gains in the value of its portfolio securities;


      -     to facilitate the sale of such securities for investment purposes;


      - to manage the effective maturity or duration of the Fund's portfolio; or

      - to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities.

Some strategic transactions may also be used to seek potentially higher returns, rather than for hedging purposes. Any or all of these investment techniques may be used at any time, as the use of any strategic transaction is a function of numerous variables including market conditions.

The use of strategic transactions involves special considerations and risks; for example:

      - the ability of the Fund to utilize strategic transactions successfully will depend on the ability of WM Advisors or the sub-advisor to predict pertinent market movements;

      - the risk that the other party to a strategic transaction will fail to meet its obligations to the Fund;

      - the risk that the Fund will be unable to close out a strategic transaction at a time when it would otherwise do so, due to the illiquidity of the strategic transaction; and


      - the risk of imperfect correlation, or even no correlation, between price movements of strategic transactions and price movements of any related portfolio positions.


Strategic transactions can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the related portfolio positions.

U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government (such as GNMA bonds); others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the government-sponsored entity (such as FNMA and FHLMC bonds). Certain of these obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.


WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed- delivery basis. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Funds. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Municipal Funds, Tax-Exempt Money Market, and California Money Fund may purchase municipal obligations offered on a "forward commitment" basis.



When-issued municipal obligations may include bonds purchased on a "when, as and if issued" basis, under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities. No when-issued or forward commitments will be made by any Municipal Fund or the California Money Fund if, as a result, more than 20% of the value of the Fund's total assets would be committed to such transactions. A significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV.



PORTFOLIO TRANSACTIONS AND TURNOVER. Each Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs and may increase taxable capital gains. Historical portfolio turnover rates are shown under "Financial Highlights" in this prospectus. WM Advisors and the sub-advisors will not consider a Fund's portfolio turnover rate to be a limiting factor in making investment decisions consistent with the Fund's investment objectives and policies.

                             INVESTING IN THE FUNDS


Shares of the Funds are generally purchased through "Investment Representatives" employed by or affiliated with broker-dealer firms and shareholder accounts may be established according to their procedures. Investment Representatives may establish shareholder accounts directly with the WM Group of Funds by contacting the Funds at 800-222-5852 or wmgroupoffunds.com to obtain the appropriate forms.



An investment in the WM Group of Funds may be held in various types of accounts, including individual, joint ownership, trust and business accounts. We also offer a range of custodial accounts for those who wish to invest for retirement and/or education expenses. Prospective shareholders should consult with their Investment Representative prior to making decisions about the account and type of investment which is appropriate for them. The WM Group of Funds reserves the right to refuse any order for the purchase of shares, including those by exchange.



MAKING AN INVESTMENT



The WM Group of Funds has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-fund basis for each Fund or Portfolio in which the shareholder invests.



Shareholders must meet the minimum initial investment amount of $1,000 unless an Automatic Investment Plan (AIP) is established. With an AIP, the minimum initial investment required to open an account is $100; subsequent automatic investment amounts must be at least $100 per investment whether made monthly, semi-monthly or quarterly and must total at least $1,200 annually. Investors who have established an AIP prior to January 1, 2005 will be able to continue existing plans, however any revisions made to an AIP after January 1, 2005 will need to adhere to the minimum amounts stated above.



      - Fund and share class selection(s) must be made at time of purchase. If no Fund is selected, Class A shares of the Money Market Fund will be purchased. If no class of shares is selected, then Class A shares will be purchased.



      - Automatic payroll deduction plans are not subject to the minimum initial investment requirement if they meet the subsequent investment minimums on a monthly basis.



* Uniform Gift to Minors Act or Uniform Transfer to Minors Act account



                             CHOOSING A SHARE CLASS



The WM Group of Funds offers Class A, B and C shares of the Funds. Sales charges may be reduced or waived as outlined in this prospectus or the SAI. Listed below are highlights of each of our share classes and information regarding sales charges and dealer re-allowances. It is the responsibility of the shareholder or Investment Representative to notify the WM Group of Funds at the time of purchase or reinvestment if the initial sales charge should be reduced or eliminated.



Each Fund offers Class A, B and C shares, except for the Tax-Exempt Money Market and California Money Funds, which offer only Class A shares. Each class has different costs associated with buying, redeeming and holding shares. Which class is best for you depends upon the size of your investment and how long you intend to hold the shares. Please consult with your Investment Representative before choosing the class of shares that is most appropriate for you.



CLASS A SHARES



Initial Sales Charge.



Initial sales charge of up to 5.50% may apply (see schedules on p. [ ]).



      - Initial sales charge varies based on the amount invested and the Fund selected.



      - Initial sales charge is subject to "right of accumulation" and "letter of intent" discounts as described below.



      - Typically, no deferred sales charge applies to accounts below $1 million.



Purchases at net asset value ("NAV") (without initial sales charges).



      - No initial sales charge on purchases of $1 million or more, though a 1.00% deferred sales charge may apply on redemptions made within 18 months after purchase.



      - No initial sales charge on shares purchased with the proceeds of redemptions of Class A shares of the Funds (other than the Money Funds, unless such shares were obtained by exchange of shares of a Fund that imposes an initial sales charge) within 120 days of redemption.



      - No initial sales charge will apply to purchases of Class A shares by certain individuals, groups and/or entities as follows:

                  -     Current and retired Trustees of the WM Group of Funds.



                  - Officers, directors and employees of WM Advisors or certain of its affiliates.



                  - Rollovers into Individual Retirement Accounts involving assets of a qualified retirement plan that offers one or more of the Funds or Portfolios as named investment options;



                  - Employees of companies that have entered into a selling agreement with the Distributor;



                  - Current and retired Washington Mutual employees (and their spouses, domestic partners as described in the SAI, children, step-children or parents); and



                  - Rollovers by current or former Washington Mutual employees into Individual Retirement Accounts involving assets from a Washington Mutual retirement plan and subsequent investments into such accounts.



Participants in qualified retirement plans where the plan's investments in the WM Group of Funds are part of an omnibus account or other qualified retirement plans with a total value of at least $500,000. 1



(1) The Distributor may pay commissions up to 1.00% of a participant's purchase in such qualified plans that have at least $500,000 invested in the Funds or Portfolios. Unless the dealer has waived the commission, a CDSC (as described on page [ ]) may apply: (1) for omnibus accounts, to a redemption of all shares held by the plan's participants within 18 months after the plan's initial investment in the Fund or Portfolio; or (2) for non-omnibus accounts, to any redemptions by a plan participant within 18 months of the plan participant's purchase of such Class A shares.



                  - Clients of broker/dealers who are registered investment advisors or individuals who are registered investment advisers that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such broker/dealers who are registered investment advisors or individuals who are registered investment advisers may charge a separate fee.



                  - Initial sales charge waivers or reductions are also described in the SAI and at wmgroupoffunds.com.



Rights of Accumulation ("ROA"). A shareholder may qualify to purchase Class A shares at a reduced sales charge or at NAV based on existing investments in the Funds. It is the responsibility of the shareholder or Investment Representative to notify the WM Group of Funds of any existing investments that should be counted towards the ROA.



Current purchases and the market value of existing investments in the WM Group of Funds, including Class A, B and C shares, are combined to determine the applicable sales charge. Sales charges are set forth in the table on page [ ].



Purchases of Class A shares of the Money Funds will not be applied toward the ROA.



To receive a reduced Class A sales charge, investments by an individual, his or her spouse, domestic partner, his or her children/grandchildren under 21 and dependents for whom they serve as legal guardian may be aggregated for these purposes if made by them for their own accounts and/or certain other accounts, such as:



      - Trust accounts established by the above individuals. If the person(s) who established the trust is deceased, the trust may be aggregated with accounts of the primary beneficiary of the trust;



      -     Solely controlled business accounts; and



      -     Single-participant retirement plans.



Letter of Intent ("LOI"). A shareholder may qualify to purchase Class A shares at a reduced sales charge or at NAV by entering into an LOI agreement with the WM Group of Funds. The LOI expresses the shareholder's intent to buy a stated dollar amount of any share class of the Funds (other than the Money Funds) or Portfolios over a 13-month period. At the shareholder's request, the LOI may apply to shares purchased up to 90 days prior to the receipt of the Letter by the WM Group of Funds. The sales charge applicable to all Class A shares purchased under the LOI will be the sales charge that would have been applicable had the value of shares specified in the LOI been purchased simultaneously.



Breakpoints for purchases at: $50,000; $100,000; $250,000; $500,000; and $1 million.



A portion of shares will be held in escrow until the LOI is completed. If the LOI is not completed, escrowed shares will be redeemed in order to pay the Distributor for the difference between the sales charge actually paid and the sales charge that would have been paid absent the LOI.



Any redemption of escrowed shares will invalidate the LOI.

An LOI is to be completed based on amounts purchased, not on market value.



PURCHASE OF CLASS A SHARES. The offering price for Class A shares is the NAV next calculated after receipt of your order in proper form, by WM Group of Funds or its servicing agent, plus any applicable initial sales charge (except for the Money Funds) as shown in the tables below. The right-hand column in each table indicates what portion of the sales charge is paid to the Investment Representatives and their brokerage firms ("dealers") for selling Class A shares. For more information regarding compensation paid to dealers, see "Other Policies and Practices of the WM Group of Funds -- Distribution Plan and Additional Information Regarding Dealer Compensation" below.



                                                        Equity Funds
------------------------------------------------------------------------------------
                                                                          REALLOWED
                                                 SALES CHARGE            TO DEALERS
------------------------------------------------------------------------------------
                                         Percentage     Percentage of    Percentage
                                         of Offering     Net Amount      of Offering
    Purchase of Class A Shares              Price         Invested          Price
------------------------------------------------------------------------------------
Less than $50,000                           5.50%            5.82%          4.75%
------------------------------------------------------------------------------------
$50,000 but less than $100,000              4.75             4.99           4.00
------------------------------------------------------------------------------------
$100,000 but less than $250,000             3.75             3.90           3.00
------------------------------------------------------------------------------------
$250,000 but less than $500,000             3.00             3.09           2.50
------------------------------------------------------------------------------------
$500,000 but less than $1,000,000           2.00             2.04           1.75
------------------------------------------------------------------------------------
$1,000,000 or more                          0.00             0.00           0.00*
------------------------------------------------------------------------------------



                                                Fixed-Income Funds
                                      (other than the Short Term Income Fund)
                                                 -Municipal Funds
                                    -------------------------------------------------
                                                                     REALLOWED
                                            SALES CHARGE            TO DEALERS
                                    -------------------------------------------------
                                    Percentage     Percentage of    Percentage
                                    of Offering     Net Amount      of Offering
    Purchase of Class A Shares         Price         Invested          Price
----------------------------------  -------------------------------------------------
Less than $50,000                      4.50%           4.71%           4.00%
------------------------------------------------------------------------------------
$50,000 but less than $100,000         4.00            4.17            3.50
------------------------------------------------------------------------------------
$100,000 but less than $250,000        3.50            3.63            3.00
------------------------------------------------------------------------------------
$250,000 but less than $500,000        2.50            2.56            2.00
------------------------------------------------------------------------------------
$500,000 but less than $1,000,000      2.00            2.04            1.75
------------------------------------------------------------------------------------
$1,000,000 or more                     0.00            0.00            0.00*
------------------------------------------------------------------------------------



                                                   -Short Term Income Fund
------------------------------------------------------------------------------------
                                                                          REALLOWED
                                                 SALES CHARGE            TO DEALERS
------------------------------------------------------------------------------------
                                         Percentage     Percentage of    Percentage
                                         of Offering     Net Amount      of Offering
    Purchase of Class A Shares              Price         Invested          Price
                            --------------------------------------------------------------
Less than $50,000                           3.50%            3.63%          3.00%
-------------------------------------------------------------------------------------
$50,000 but less than $100,000              3.00             3.09           2.50
-------------------------------------------------------------------------------------
$100,000 but less than $250,000             2.50             2.56           2.00
-------------------------------------------------------------------------------------
$250,000 but less than $500,000             2.25             2.30           2.00
-------------------------------------------------------------------------------------
$500,000 but less than $1,000,000           2.00             2.04           1.75
-------------------------------------------------------------------------------------
$1,000,000 or more                          0.00             0.00           0.00*
-------------------------------------------------------------------------------------



* The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.35% on amounts over $5 million but less than $10 million; plus 0.25% on amounts over $10 million.



CONTINGENT DEFERRED SALES CHARGE ("CDSC") ON CLASS A SHARES. Class A shares purchased in amounts of $1 million or more (other than shares of the Money Funds) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases.



The CDSC may be waived for redemptions of Class A shares as described below.



CLASS B SHARES



May not be suitable for large investments. Due to the higher expenses associated with Class B shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through ROA and/or LOI, to purchase Class A shares. For more information regarding which class of shares may be most suitable for you, see http://www.nasd.com/Investor/Tools/Calculators/FundCalc/expense_analyzers.asp.



Beginning August 1, 2005, the WM Group of Funds will seek to prevent shareholders with accounts with combined WM Group of Fund assets of $100,000 or more from subsequent Class B share purchases. However, the WM Group of Funds may not always have sufficient shareholder information to prevent such transactions and it is the responsibility of the selling financial intermediary to ensure that shareholders obtain the most appropriate share class.



The offering price for Class B shares is the NAV next calculated after receipt of your order in proper form by the WM Group of Funds or its servicing agent, with no initial sales charge.



CDSC up to 5.00% may apply depending on the Fund and time in the investment (see schedules below).



      - Shares purchased through reinvestment of dividends or capital gain distributions are not subject to a CDSC.



      -     No CDSC on redemptions of Class B shares held for 6 years or longer.



Higher annual expenses than Class A shares because they are subject to distribution fees for the first eight years.



      - After the eighth year, shares convert automatically to Class A shares of the same Fund, typically without income tax impact.



Within 120 days of a redemption of Class B shares, the proceeds may be used to repurchase shares as follows:



      - Proceeds may be reinvested in Class B shares and the shareholder's account will be credited with the amount of the CDSC, if any, paid on the redemption, except that if the amount of the repurchase is less than the amount previously redeemed, a portion of the CDSC credited will be in the same ratio that the amount repurchased bears to the amount redeemed.



      - Alternatively, proceeds may be reinvested in Class A shares at NAV, if a CDSC was paid.



 The Distributor currently pays authorized dealers commissions up to 4.00% of the price of Class B shares sold by them (3.00% for Class B shares of the Short Term Income Fund).



Note: It is the responsibility of the shareholder or Investment Representative to notify the WM Group of Funds at the time of repurchase if the CDSC is to be credited in full or in part.



CONTINGENT DEFERRED SALES CHARGE ("CDSC") ON CLASS B SHARES. Each new and/or subsequent purchase of Class B shares may be subject to a CDSC based upon the schedule below.



A CDSC may be applied to Class B shares of all Funds (except for the Short Term Income Fund) according to the following schedule:



                                                                    Contingent
                                                                  Deferred Sales
YEAR OF REDEMPTION AFTER PURCHASE                                    Charge(1)
--------------------------------------------------------------------------------
First.......................................................           5.00%
Second......................................................           5.00%
Third.......................................................           4.00%
Fourth......................................................           3.00%
Fifth.......................................................           2.00%
Sixth and following.........................................           0.00%

A CDSC may be applied to Class B shares of the Short Term Income Fund according to the following schedule:



                                                                    Contingent
                                                                  Deferred Sales
YEAR OF REDEMPTION AFTER PURCHASE                                    Charge(1)
--------------------------------------------------------------------------------
First.......................................................           4.00%
Second......................................................           4.00%
Third.......................................................           3.00%
Fourth......................................................           2.00%
Fifth and following.........................................           0.00%



(1) Shares purchased prior to April 1, 2003 are subject to different CDSC schedules as described in the SAI.



The CDSC may be waived for redemptions of Class B shares as described below.



CLASS C SHARES



May not be suitable for large investments. Due to the higher expenses associated with Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through ROA and/or LOI, to purchase Class A shares. For more information regarding which class of shares may be most suitable for you, see http://www.nasd.com/Investor/Tools/Calculators/Fund Calc/expense_analyzers.asp.



Beginning August 1, 2005, the WM Group of Funds will seek to prevent shareholders with accounts with combined WM Group of Fund assets of $1,000,000 or more from subsequent Class C share purchases. However, the WM Group of Funds may not always have sufficient shareholder information to prevent such transactions and it is the responsibility of the selling financial intermediary to ensure that shareholders obtain the most appropriate share class.



The offering price for Class C shares is the NAV next calculated after receipt of your order in proper form by WM Group of Funds or its servicing agent, with no initial sales charge.



CDSC of 1.00% may apply if withdrawn during the first 12 months after purchase. Unlike Class B shares, Class C shares do not convert to Class A shares, so future distribution and service fees do not decrease.



Higher annual expenses than Class A shares because they are subject to distribution fees.



Within 120 days of a redemption of Class C shares, the proceeds may be used to repurchase Class C shares and the shareholder's account will be credited with the amount of the CDSC, if any, paid on the redemption, except that if the amount of the repurchase is less than the amount previously redeemed, a portion of the CDSC credited will be in the same ratio that the amount repurchased bears to the amount redeemed.



The Distributor currently pays authorized dealers commissions up to 1.00% of the price of Class C shares sold by them.



CONTINGENT DEFERRED SALES CHARGE ("CDSC") ON CLASS C SHARES. Each new and/or subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends or capital gain distributions and then in order of purchase.



The CDSC may be waived for redemptions of Class C shares as described below.



CDSC CALCULATION AND WAIVERS



The CDSC is determined as a percentage of the NAV of the shares at the time of purchase. Shares will be redeemed first from shares purchased through reinvested dividends or capital gain distributions and then from shares that have been owned the longest.



The CDSC may be waived for redemptions of Class A, B and C shares under any of the following circumstances:



      - Following the death of the shareholder and within 90 days of re-registration of the account (or, for a beneficiary IRA, as defined by the IRS, for redemptions made to deplete the account according to IRS requirements).



      - Following the post-purchase disability (as defined in Section 72(m)(7) of the Code) of a shareholder.



      - In connection with the RMD from an IRA or other qualified retirement account made to a shareholder who is age 70 1/2 or older. The waiver is limited to the minimum amount of CDSC that would apply to Fund shares necessary to be redeemed in order to equal the account owner's RMD based solely on Class B share assets of the Funds held in the account.



      - According to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.



      - In connection with the involuntary liquidation by the Fund of a shareholder's account.



Additional information relating to waivers is contained in the SAI.



Note: It is the responsibility of the shareholder or Investment Representative to notify the WM Group of Funds, at the time of redemption, whenever the shareholder is entitled to a CDSC waiver.



REDEMPTIONS AND EXCHANGES OF SHARES



REDEMPTIONS. Shareholders may contact their Investment Representative or the WM Group of Funds* to redeem their shares. Redemptions are effected at the NAV next calculated after receipt, by the WM Group of Funds or its agent, of a properly completed request, less any applicable CDSC.



Shares that are registered in the shareholder's name with the transfer agent may be redeemed at any time in the following ways:



      - Shareholders may authorize telephone or Internet transactions* when their account is established, or in writing at a later time. Provided the shareholder has pre-authorized these transactions, shares may be redeemed by contacting the WM Group of Funds at 800-222-5852. Telephone transaction privileges may be restricted and generally, redemptions will not be allowed for amounts totaling more than $50,000 per Fund per day.



      - The Investment Representative may request telephone or Internet transactions* on the shareholder's behalf. Proceeds must be directed to a pre-authorized bank or brokerage account or to the address of record for the account. Investment Representatives may request redemptions in excess of the $50,000 per Fund per day limit.



      - Shareholders may redeem shares by submitting a written request to the WM Group of Funds. Written requests, including requests for redemptions exceeding $50,000, redemptions due to death, and redemptions payable to an alternate payee, address or bank, may require a Medallion Signature Guarantee. Please contact the WM Group of Funds for additional information.



SYSTEMATIC WITHDRAWAL PLAN. Shareholders or their Investment Representatives may initiate systematic withdrawals by telephone or in writing. Requirements to establish and maintain a systematic withdrawal plan are as follows.



      - $5,000** minimum balance in the applicable Fund at the time the systematic withdrawal plan is established.



      -     Automatic cash redemptions of at least $50.***



      - Shares of the applicable Fund will be redeemed to provide the requested payment.



      - Redemptions that exceed dividend income and capital gains may eventually exhaust the account.



EXCHANGES. Shareholders may contact their Investment Representative or the WM Group of Funds to exchange or arrange for automatic monthly exchanges of their shares. Shareholders may exchange shares of any of the Funds for shares of the same class of any of the other Funds in the WM Group of Funds or any of the portfolios within the WM Strategic Asset Management Portfolios, LLC. Exchanges of shares are sales and may result in a gain or loss for income tax purposes.



All exchanges are subject to the minimum investment requirements of the Fund being acquired and to its availability for sale in the shareholder's state of residence.



Exchanges are made at the relative NAVs of the shares being exchanged next determined after receipt of a properly completed exchange request.



No additional sales charge will be incurred when exchanging shares, except that Class A shares exchanged from a Money Fund will be subject to the acquired Fund's sales charge unless the shares exchanged had previously been obtained by exchange of shares of a Fund that imposes an initial charge on Class A shares.



Any CDSC on the subsequent sale of shares acquired by exchange will be based on the CDSC schedule of the Fund from which the shares were initially purchased.



Class A shares of the Money Market Fund may be exchanged for Class B or Class C shares of a Fund. Following such an exchange, the shares will be subject to the CDSC schedule applicable to the Class B or Class C shares purchased. Also, it may be disadvantageous to exchange

Class A shares of the Money Market Fund for Class B or Class C shares of another Fund, where the Class A shares were originally subject to an initial sales charge.



Class B or Class C shares of the Funds may not be exchanged for Class A shares of another Fund.



REDEMPTION/EXCHANGE FEE -- INTERNATIONAL GROWTH FUND. Class A shares of the International Growth Fund that are redeemed or exchanged within 90 days of their purchase will be subject to a 2.00% redemption fee on the proceeds (in addition to any applicable CDSC). The redemption fee will be retained by the Fund. In determining whether a redemption fee is payable, it is assumed that the purchase from which the redemption is made is the earliest purchase for shares of the Fund by the shareholder from which a redemption or exchange has not already been effected.



* Note: The WM Group of Funds telephone representatives are available Monday - Friday, 8:00 am - 9:00 pm (EST) to assist both Investment Representatives and shareholders. During holidays or days when the NYSE closes early, the offices of the Funds may be closed or may close early as well. The Funds also maintain a voice response unit ("VRU"), which provides account access 24 hours a day. It may be difficult to reach the WM Group of Funds by telephone during periods of unusual economic or market activity. Please be persistent during these times. ** The minimum balance and minimum dollar requirement is waived for IRA or other qualified retirement accounts to the extent necessary to meet an RMD.



*** Note: Exceptions may apply. Please contact the WM Group of Funds for additional information.



OTHER POLICIES AND PRACTICES OF THE WM GROUP OF FUNDS



CHECK WRITING PRIVILEGE. The WM Group of Funds offers a check writing privilege, as discussed below.



Available for the Money Market Fund, California Money Fund and Tax-Exempt Money Fund, Class A shares only.



$250 per check minimum applies.



The WM Group of Funds may charge a fee for checks presented for an amount in excess of the then-current value of the money market shares held in the account. In addition, the shareholder may be subject to fees and charges by the payee of the check; the Funds are not responsible for these fees and charges.



Failure to maintain a balance in the Money Market Fund sufficient to meet obligations (checks written) may result in the revocation of the check writing privilege and/or account closure.



IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, legal street address, date of birth, social security number, and/or other information that will allow us to identify you. If we are unable to verify your customer information on a timely basis, we may close your account or take such other steps as we deem appropriate.



DISTRIBUTION PLAN AND ADDITIONAL INFORMATION REGARDING DEALER



COMPENSATION. Each of the Funds has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, B and C shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. The Tax-Exempt Money Market and California Money Funds currently offer only Class A shares. Under the applicable Rule 12b-1 Plans, the Distributor receives a service fee at an annual rate of 0.25% of the average daily net assets of each class. In addition, the Distributor is paid a distribution fee as compensation in connection with the offering and sale of Class B and C shares at an annual rate of 0.75% of the average daily net assets of such shares. The amounts payable by the Fund under the Rule 12b-1 Plans need not be directly related to expenses. If the Distributor's actual expenses are less than the fees it receives, the Distributor will keep the full amount of the fees.



Service Fees. The Distributor may pay to dealers service fees on Class A, Class B and Class C shares at the annual rate of 0.25% of the average daily net assets of such shares for which they are the dealers of record. These fees are not paid until after such shares have been held for three months (for Class A shares) or thirteen months (for Class B and Class C shares) and the average daily net assets of all shares for which such dealer is the dealer of record is at least $100,000.



Distribution Fees. The proceeds from the distribution fees paid by Class B and Class C shareholders, together with any applicable CDSC, are paid to the Distributor. The Distributor generally uses distribution fees to finance any activity that is primarily intended to result in the sale of shares. Examples of such expenses include compensation to salespeople and selected dealers, printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.






PAYMENTS TO INVESTMENT REPRESENTATIVES AND THEIR FIRMS



Financial intermediaries market and sell shares of the Portfolios. These financial intermediaries receive compensation from the Distributor and its affiliates for selling shares of the Portfolios and/or providing services to the Portfolios' shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks, pension plan consultants and insurance companies. Investment representatives who deal with you and other investors on an individual basis are typically associated with a financial intermediary. The Distributor and its affiliates may fund this compensation from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Portfolios pay to the Distributor. Your individual investment representative may receive some or all of the amounts paid to the financial intermediary with which he or she is associated.

In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by the Distributor to financial intermediaries selling Class A shares. The Distributor may also pay these financial intermediaries a fee of up to 1.00% on purchases of $1,000,000 or more. Please see p. [ ] for more details. Additionally, the Distributor generally makes ongoing payments to your financial intermediary for services provided to you at an annual rate of 0.25% of average net assets attributable to your investment in Class A shares.



In the case of Class B shares, the Distributor will pay, at the time of your purchase, a commission to your financial intermediary in an amount equal to 4% of your investment (3% for Class B shares of the Short Term Income Fund). Additionally, the Distributor generally makes ongoing payments to your financial intermediary for services provided to you at an annual rate of 0.25% of average net assets attributable to your investment in Class B shares.



In the case of Class C shares, the Distributor will pay, at the time of your purchase, a commission to your financial intermediary in an amount equal to 1% of your investment. Additionally, the Distributor generally makes ongoing payments to your financial intermediary for distribution and services provided to you at an annual rate of 1.00% of average net assets attributable to your investment in Class C shares.



In addition to the forgoing sales commissions, dealer reallowances and ongoing payments, your investment representative's financial intermediary firm receives compensation from the Distributor and its affiliates for additional distribution services, defrayal of costs for educational seminars, training and marketing, and payments related to providing shareholder record-keeping and/or transfer agency services



WM ADVISORS ALSO OFFERS REVENUE SHARING PAYMENTS, REFERRED TO AS AN "ADVISOR PAID FEE" TO ALL FINANCIAL INTERMEDIARIES WITH ACTIVE SELLING AGREEMENTS WITH THE DISTRIBUTOR. THE ADVISOR PAID FEE IS PAID AT AN ANNUAL RATE OF UP TO 0.50% OF THE AVERAGE NET ASSETS OF CLASS A AND CLASS B SHARES OF THE PORTFOLIOS SOLD THROUGH SUCH INTERMEDIARIES AND AN ANNUAL RATE OF UP TO 0.25% OF THE AVERAGE NET ASSETS OF CLASS C SHARES OF THE PORTFOLIOS SOLD THROUGH SUCH INTERMEDIARIES. THESE PAYMENTS ARE MADE FROM WM ADVISORS' PROFITS AND MAY BE PASSED ON TO YOUR INVESTMENT REPRESENTATIVE AT THE DISCRETION OF HIS OR HER FINANCIAL INTERMEDIARY FIRM. THESE PAYMENTS MAY CREATE AN INCENTIVE FOR THE FINANCIAL INTERMEDIARIES AND/OR INVESTMENT REPRESENTATIVES TO RECOMMEND OR OFFER SHARES OF THE PORTFOLIOS OVER OTHER INVESTMENT ALTERNATIVES.



In addition to the commissions paid at the time of sale, ongoing payments and the Advisor Paid Fee, some or all of which may be paid to financial intermediaries (and, in turn, to your investment representative), the Distributor and its affiliates, at their expense, currently provide additional payments to financial intermediaries that sell shares of the Portfolios for distribution services and educational support. Although payments made to each qualifying financial intermediary in any given year may vary, it will generally not exceed the sum of (a) XX% of the current year's sales of Portfolio shares by that financial intermediary and (b) XX% of average daily net assets attributable to Portfolio shares that financial intermediary over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated investment representatives in connection with educational seminars and training and marketing efforts related to the WM Group of Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.



For 2004, the Distributor's additional payments to these firms for distribution services and educational support related to the WM Group of Funds was approximately [0.xx]% of the average monthly assets of the WM Group of Funds, or approximately $[xxxxxx].



A number of factors are considered in determining the amount of these additional payments, including each financial intermediary's WM Group of Funds sales, assets and redemption rates, and the willingness and ability of the financial intermediary to give the Distributor access to its investment representatives for educational and marketing purposes. In some cases, financial intermediaries will include the WM Group of Funds on a "preferred list." The Distributor's goals include making the investment representatives who interact with current and prospective investors and shareholders more knowledgeable about the WM Group of Funds so that they can provide suitable information and advice about the Portfolios and related investor services.



IF ONE MUTUAL FUND SPONSOR MAKES GREATER DISTRIBUTION ASSISTANCE PAYMENTS THAN ANOTHER, YOUR INVESTMENT REPRESENTATIVE AND HIS OR HER FINANCIAL INTERMEDIARY MAY HAVE AN INCENTIVE TO RECOMMEND ONE FUND COMPLEX OVER ANOTHER. SIMILARLY, IF YOUR INVESTMENT REPRESENTATIVE OR HIS OR HER FINANCIAL INTERMEDIARY RECEIVES MORE DISTRIBUTION ASSISTANCE FOR ONE SHARE CLASS VERSUS ANOTHER, THEN THEY MAY HAVE AN INCENTIVE TO RECOMMEND THAT CLASS.



Please speak with your investment representative to learn more about the total amounts paid to your investment representative and his or her financial intermediary by the Portfolios, the Distributor, WM Advisors and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your investment representative at the time of purchase.



As of the date of the prospectus, the Distributor anticipates that the firms that will receive additional payments for distribution and/or educational support (other than commissions paid at the time of sale, ongoing payments and the Advisor Paid Fee) include:



[Alphabetical list of firms]



Although the WM Group of Funds may use brokers who sell shares of the Portfolios to effect portfolio transactions, the WM Group of Funds does not consider the sale of Portfolios shares as a factor when selecting brokers to effect portfolio transactions and has adopted procedures to ensure that the sale of Portfolio shares is not considered when selecting brokers to effect portfolio transactions.



Your financial intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the financial intermediary. You should ask your investment representative for information about any fees and/or commissions he or she charges.

TRANSFER AGENCY AND RETIREMENT PLAN SERVICES



WM Shareholder Services, Inc. acts as the transfer agent for the Portfolios and registers the transfer, issuance and redemption of Portfolio shares and disburses dividends and other distributions to Portfolio shareholders.



Many Portfolio shares are owned by financial intermediaries for the benefit of their customers. In those cases, the Portfolios often do not maintain an account for individual investors. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. The Portfolios and/or the Distributor pay these financial intermediaries, including those that sell shares of the WM Group of Funds, fees for sub-transfer agency and related recordkeeping services in amounts ranging up to $[xx] per customer fund account per annum. Retirement plans may also hold Portfolio shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the Portfolios, may be paid for each plan participant fund account in amounts up to $[xx] per account per annum[ and/or up to [0.xx]% per annum of the average daily assets held in the plan]. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by the Portfolios, they are included in the amount appearing opposite the caption "Other Expenses" found in the Portfolio expense tables under "Fees and Expenses of the Portfolios." In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.



Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their investment representatives to recommend one fund complex over another or one class of shares over another.



DISTRIBUTION OF INCOME AND CAPITAL GAINS. The Funds distribute dividends from net investment income (which is essentially interest and dividends, if any, earned from securities, minus expenses). They also make capital gain distributions if realized gains from the sale of securities exceed realized losses. The amount of dividends of net investment income, qualified dividend income and distributions of net realized long-and short-term capital gains payable to shareholders will be determined separately for each Fund. For more information, please see the section entitled "Tax Considerations" in this prospectus.



Dividends from the net investment income of the Fixed-Income, Municipal and Money Funds will normally be declared daily and paid monthly.



Dividends from the net investment income of the Equity Income and REIT Funds will normally be declared and paid quarterly.



Dividends from the net investment income of the Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, and International Growth Funds will normally be declared and paid annually.



Each of the Funds reserves the right to declare and pay dividends less frequently than as disclosed above, provided that net realized capital gains and net investment income, if any, are paid at least annually.



The Funds distribute net realized capital gains, if any, at least annually, normally in December.



Dividends and capital gain distributions may be reinvested or paid directly to the shareholder; however, the Funds will automatically reinvest dividends or distributions of $10 or less. Reinvestments of dividends and capital gain distributions are made at the NAV determined on the day the dividends or distributions are deducted from the Fund's NAV. Shareholders may indicate their choice at the time of account establishment or at a later time by contacting their Investment Representative or the Funds' offices. Options include:



      - Automatic reinvestment: Unless the shareholder chooses another option, all dividends and capital gain distributions are reinvested in additional shares of the same class of the Fund, without an initial sales charge or being subject to a CDSC.

      - Reinvestment in another fund or WM Group of Funds: Income dividends and capital gain distributions may be automatically invested in the same class of shares of another fund, provided that fund is available for sale in the shareholder's state of residence AND THE MINIMUM INITIAL INVESTMENT IS MET.



      - Cash payments: All dividends and capital gain distributions will be deposited in the shareholder's pre-authorized bank account or paid by check and mailed to the address of record.



MARKET TIMING. The Funds are not intended for "market timing" or other forms of abusive short-term trading. If the Funds are used for short-term trading, shareholders could suffer adverse effects, including increased transaction costs and dilution of investment returns to the detriment of all Fund shareholders. Frequent trading can cause a portfolio manager to maintain larger cash positions than desired, unplanned portfolio turnover, increased broker/dealer commissions or other transaction costs and can trigger taxable capital gains. In addition, some frequent traders attempt to exploit perceived valuation inefficiencies which can occur if the valuation of a Fund's portfolio securities does not reflect conditions as of the close of the New York Stock Exchange, which is the time that the Funds' net asset value per share is determined. For example, the closing price of securities primarily trading in markets that close prior to the New York Stock Exchange may not reflect events that occurred after the close of that market. This type of arbitrage activity can dilute a Fund's net asset value per share for long-term investors.



Frequent traders wishing to engage in market timing should not purchase the Funds.



The Funds' Board of Trustees has adopted policies and procedures designed to deter market timing with respect to each Fund other than the money market fund. The procedures include the use of "fair value" pricing, redemption fees and the refusal of purchase transactions. Fair value pricing is applied when the valuation of portfolio securities is deemed to be substantially inaccurate at the close of the New York Stock Exchange. The International Fund currently charges a 2% redemption fee for redemptions within 90 days of the purchase date. The Funds' transfer agent will attempt to identify shareholders who engage in market timing and will restrict the trading activity of shareholders that are identified as market timers. The Funds reserve the right to reject and or reverse any purchases, including purchases by exchange.



Although it is the policy of the WM Group of Funds to seek to prevent market timing and other excessive trading practices in each Fund other than the money market fund, which is intended for short-term investment horizons, there is no assurance that short-term trading will not occur. In addition, the Funds may not have sufficient information to prevent market timing, especially with respect to accounts held in the names of financial intermediaries ("omnibus accounts").



DISCLOSURE OF PORTFOLIO HOLDINGS. The Funds disclose their fiscal quarter-end portfolio holdings on the Funds' website at www.wmgroupoffunds.com no earlier than 30 calendar days after the end of each fiscal quarter. The Funds also will disclose their largest ten holdings no earlier than 15 days after the end of each month. Selected third parties may be provided portfolio holdings information solely for legitimate business purposes and subject to confidentiality agreements. See the SAI for additional information.



MEDALLION SIGNATURE GUARANTEE. For the protection of our shareholders, the WM Group of Funds requires the Medallion Signature Guarantee on certain requests and documents. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. The three recognized Medallion programs are Securities Transfer Agents Medallion Program 2000 New Technology (STAMP/2000), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Medallion Signature Guarantees from financial institutions that do not participate in one of these programs or use pre-STAMP 2000 Medallion will not be accepted. Contact the WM Group of Funds for more information.



PROMPT PAYMENT. Payment normally will be made on the next business day after redemption, but no later than seven days after the transaction, unless the shareholder recently purchased shares by check or Automated Clearing House ("ACH") transfer. In that case, redemption proceeds may be delayed up to 10 business days after the purchase transaction, to allow for the collection of funds. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for seven days as permitted by federal securities laws. Redemption proceeds will be sent by check or ACH transfer to the shareholder's address or bank account of record, without charge. Redemption proceeds sent via overnight service or wire may be subject to a fee (and the receiving institution may also charge a fee to receive a wire transmission).



SMALL ACCOUNTS. It is costly to maintain small accounts. Accordingly, the Funds reserve the right to close or impose a fee on accounts below the minimum initial investment of $1,000. The fees would be deducted from the account and would be retained by the respective Fund. Alternatively, an account may be closed after 60 days written notice. Accounts will not be closed if they fall below the minimum amount solely because of declines in market value. Shares would be redeemed at the next calculated NAV, less any applicable CDSC, on the day the fee is charged or the account is closed.



STATEMENTS. Each calendar quarter, the WM Group of Funds sends by mail or e-mail notification to each shareholder a statement of all transactions affecting his or her account during the quarter and a statement showing the account balance as of the end of the quarter. If, within 60 days after such mailing or e-mail notification, the shareholder or Investment Representative has not given the Funds written notice of any exception or objection, transactions reflected in the quarterly statement shall be deemed to have been accepted by the shareholder.



To reduce expenses to the Funds, the WM Group of Funds attempts to eliminate duplicate mailings to the same address. The Funds deliver a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. These prospectus and shareholder reports, including the annual privacy notice, will be delivered in this manner indefinitely unless the shareholder instructs the WM Group of Funds otherwise. Shareholders or their Investment Representatives may request multiple copies of documents by contacting the WM Group of Funds at 800-222-5852.

TAX CONSIDERATIONS

Each Fund will distribute substantially all of its net investment income and net realized capital gain on a current basis.

The shareholder is responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gain distributions. This is true whether such dividends or distributions are paid in cash or reinvested in additional shares.


Generally, dividends paid by the Funds from interest, dividends or net short-term capital gains will be taxed as ordinary income. Distributions designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For the period between May 6, 2003 and December 31, 2008, distribution of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain.


A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above.


Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security Number) to avoid the "back-up" withholding tax, currently 28%.



Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.


Any gain resulting from the sale, redemption or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders of the International Growth Fund may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.


ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE MUNICIPAL FUNDS, TAX-EXEMPT MONEY MARKET AND CALIFORNIA MONEY FUNDS. Distributions designated as "exempt-interest dividends" by any of the Municipal Funds, the Tax-Exempt Money Market Fund, or the California Money Fund are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in one of these Funds may have on the federal taxation of your benefits. In addition, an investment in one of these Funds may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Each of the Municipal Funds, the Tax-Exempt Money Market Fund and the California Money Fund may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by these Funds will be taxable as described above.



ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE CALIFORNIA MUNICIPAL, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL, AND CALIFORNIA MONEY FUNDS. A portion of the dividends paid by the California Municipal, California Insured Intermediate Municipal, and California Money Funds will be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in these Funds.



ADDITIONAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: If a shareholder is a nonresident alien individual or a foreign corporation for federal income tax purposes, under the American Jobs Creation Act of 2004, for taxable years of the Fund beginning after December 31, 2004, (1) the shareholder will be obligated to pay U.S. tax and file a U.S. tax return with respect to gain attributable to "U.S. real property interests" that is distributed, or deemed distributed, to the shareholder by the Fund before January 1, 2008 and, under future regulations, the Fund may be required to withhold on such amounts; however, (2) for taxable years of the Fund beginning before January 1, 2008, the Fund will generally not be required to withhold amounts paid to the shareholder with respect to properly designated distributions of (a) net short-term capital gains in excess of net long-term capital losses for taxable years and (b) U.S.-source interest income that, if earned directly by the shareholder, would not be subject to U.S. federal income tax. Please see the Fund's SAI.


THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL , STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF INVESTING IN THE FUNDS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE FUNDS.


HOW NET ASSET VALUE IS DETERMINED



Investment securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the closed foreign markets and the close of regular trading on the New York Stock Exchange, those investments may be valued at their fair value. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier. Under unusual circumstances, the Money Funds may determine their NAVs on days on which the New York Stock Exchange is not open for regular trading.



In addition, the Funds have adopted fair value pricing procedures and methodologies, which, among other things, generally require the Funds to fair value foreign securities if there has been movement in the U.S. market and/or other economic indicators that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used to a significant extent by the Funds.


ADVISOR AND SUB-ADVISORS


The Funds are managed by WM Advisors, Inc., which is referred to as WM Advisors in this prospectus. WM Advisors' address is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. WM Advisors has delegated portfolio management responsibilities in respect of the Growth, International Growth, Tax-Exempt Bond, California Municipal, and California Insured Intermediate Municipal Funds to sub-advisors. Each Fund may, to the extent permitted under the 1940 Act, place portfolio transactions with (and pay brokerage commissions to) affiliates of WM Advisors and the sub-advisors to the Funds indicated below. For more information see the SAI.



WM Advisors has been in the business of investment management since 1944. Its responsibilities include formulating each Fund's investment policies (subject to the terms of this prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors, monitoring each Fund's investment performance and reporting to the Board of Trustees, as well as providing certain administrative services to the Funds. In connection with its service as investment advisor to each Fund, WM Advisors may engage one or more sub-advisors to provide investment advisory services to any of the Funds and may replace or remove any such sub-advisor if it deems such action to be in the best interests of a Fund and its shareholders. Where WM Advisors has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Fund's assets.


WM Advisors is a wholly owned indirect subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.


The following organizations, under the supervision of WM Advisors, act as sub-advisors to the Funds indicated below and are responsible for continuously reviewing, supervising and administering such Funds' respective investment programs:



CAPITAL GUARDIAN TRUST COMPANY, 333 South Hope Street, Los Angeles, California 90071 ("Capital Guardian"), acts as sub-advisor to the International Growth Fund. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is in turn owned by The Capital Group Companies, Inc. ("CGC"). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC maintains investment management relationships with several other organizations around the world. Capital Guardian had aggregate assets under management of approximately $XXX billion as of December 31, 2004.



Salomon Brothers Asset Management, Inc., 399 Park Avenue, New York, New York 10022 ("Salomon"), is an indirect, wholly-owned subsidiary of Citigroup, Inc. ("Citigroup"). Salomon was established in 1987 and together with its affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading -- and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2004, Salomon had approximately $ XXX billion in assets under management.



JANUS CAPITAL MANAGEMENT LLC, 151 Detroit Street, Denver, Colorado 80206 ("Janus"), acts as one of three sub-advisors to the Growth Fund. Janus is a direct subsidiary of Janus Capital Group Inc. ("JCG"), a publicly traded company with principal operations in financial asset management businesses. JCG owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. Janus has been providing investment advice to mutual funds or other large institutional clients since 1969. As of December 31, 2004, Janus' assets under management were in excess of $XXX billion.



OPPENHEIMERFUNDS, INC., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10018 ("Oppenheimer"), acts as one of three sub-advisors to the Growth Fund. Oppenheimer has been in the investment management business since 1960. Oppenheimer and its subsidiaries and affiliates managed more than $XXX billion in assets as of December 31, 2004, including Oppenheimer funds with more than 5 million shareholder accounts. Oppenheimer is a wholly owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.



VAN KAMPEN ASSET MANAGEMENT, 1221 Avenue of the Americas, New York, New York 10020 ("Van Kampen"), acts as sub-advisor to the California Municipal, California Insured Intermediate Municipal, and Tax-Exempt Bond Funds. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional, and investment company clients and, together with its affiliates, had aggregate assets under management or supervision, as of December 31, 2004, of more than $XXX billion.



Subject to shareholder approval, it is expected that, on and after ________ 2005, the following organization(s) will, under the supervision of WM Advisors, act as sub-advisor(s) to the Small Cap Growth Fund and be responsible for continuously reviewing, supervising and administering such Funds' respective investment programs: [insert sub-advisor descriptions]

INDIVIDUAL FUND MANAGERS



WM Advisors' portfolio managers are compensated through a combination of base salary and incentive compensation. Incentive compensation is based on investment performance relative to a peer group of mutual funds and other measures of performance. The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.



Stephen Q. Spencer, CFA, First Vice President, Head of Equity Investments and Senior Portfolio Manager of WM Advisors, leads a team of investment professionals that is responsible for the management of the Equity Funds that are not sub-advised. Mr. Spencer has had primary responsibility for the day-to-day management of the Growth & Income Fund since March 2003. Previously, Mr. Yoakum and Mr. Spencer co-managed the Growth & Income Fund since January 2000. Mr. Spencer has been employed by WM Advisors since September 1999. Prior to that, Mr. Spencer was a Portfolio Manager and Senior Equity Analyst for Smoot, Miller, Cheney & Co. since 1985.



Richard E. Helm, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Equity Income Fund since March 2001. He has also been responsible for the day-to-day management of the REIT Fund since March 2003. From 1999 to 2001, Mr. Helm was Vice President and Senior Portfolio Manager of Northwestern Trust and Investors Advisory Company. He has been employed by WM Advisors since _________. Mr. Helm was Vice President, Director and Portfolio Manager of TD Asset Management Inc. from 1997 to 1999, Vice President and Portfolio Manager of Parametric Portfolio Associates from 1994 to 1995 and Vice President and Portfolio Manager of Morgan Stanley Asset Management from 1988 to 1994.


Philip M. Foreman, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the West Coast Equity Fund since 2002. Mr. Foreman has been employed by WM Advisors since January of 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at WM Advisors, Inc. from 1991 until 1999.

Daniel R. Coleman, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Mid Cap Stock Fund since December 2001. Mr. Coleman joined WM Advisors in October 2001. Prior to that, he was Vice President and Senior Manager of Business Development at InfoSpace, Inc./Go2Net from 2000 until 2001, and Member and General Partner of Brookhaven Capital Management LLC/ Clyde Hill Research from 1989 until 2000.


Linda C. Olson, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Small Cap Growth Fund since January 2000. She co-managed the Fund from March 1998 to January 2000. Ms. Olson has been employed by WM Advisors since 1997.



Gary J. Pokrzywinski, CFA, Senior Vice President, Head of Investments and Senior Portfolio Manager of WM Advisors, leads a team of investment professionals in managing the Fixed-Income Funds and is primarily responsible for the day-to-day management of the Income and High Yield Funds. He has managed these Funds since July 1992 and March 1998, respectively, and has been employed by WM Advisors since 1992.


David W. Simpson, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Small Cap Value Fund since March 2004. From 2001 to 2002, Mr. Simpson was Chief Investment Officer and Managing Director of Summit Capital Management, LLC. Prior to that, Mr. Simpson was Vice President and Senior Portfolio Manager of WM Advisors for eight years.

Craig V. Sosey, Vice President and Senior Portfolio Manager of WM Advisors, has been primarily responsible for the day-to-day management of the Short Term Income and U.S. Government Securities Funds since January 2000 and November 1998, respectively. He has been employed by WM Advisors since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.


Capital Guardian has been sub-advisor for the International Growth Fund since June 1999. Capital Guardian employs a team of portfolio managers each of whom has primary responsibility for the day-to-day management of that portion of the Fund assigned to him or her. They are: David I. Fisher, Harmut Giesecke, Arthur
J. Gromadzki, Richard N. Havas, Nancy J. Kyle, Christopher A. Reed, Lionel M. Sauvage, Nilly Sikorsky and Rudolf M. Staehelin. Mr. Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian as well as Vice Chairman of Capital International, Inc., Emerging Markets Growth Fund, Inc. and also a director of the Capital Group Companies, Inc. He has been employed by the Capital Group organization since 1971. Mr. Giesecke is Chairman of the Board of Capital Group's Japanese investment management subsidiary, Capital International K.K., and Managing Director, Asia-Pacific, Capital Group International, Inc. Mr. Giesecke, who has been with the Capital Group organization since 1972, is also a Senior Vice President and a Director of Capital International, Inc. as well as a Senior Vice President of Capital International Research, Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Gromadzki is a Vice President of Capital International Research, Inc. with European equity portfolio management and investment analyst responsibilities. Mr. Gromadzki has been employed by the Capital Group organization since 1987. Mr. Havas, who has been with the Capital Group organization since 1986, is a Senior Vice President and Portfolio Manager for Capital Guardian and Capital International Limited as well as a Senior Vice President and Director of Capital Guardian (Canada), Inc. Ms. Kyle, who has been with the Capital Group organization since 1991, is a Senior Vice President and Director of Capital Guardian. Ms. Kyle is also President and a Director of Capital Guardian (Canada), Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Reed is a Director and a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Japan, Pacific Basin and non-U.S. equity portfolios and research responsibilities for the Japanese financial sector. Mr. Reed has been employed by the Capital Group organization since 1994. Mr. Sauvage is a Senior Vice

President and Portfolio Manager for Capital Guardian and a Vice President for Capital International Research, Inc. Mr. Sauvage has been employed by the Capital Group organization since 1987. Ms. Sikorsky is President and Managing Director of Capital International S.A., Chairman of Capital International Perspective, S.A., Managing Director -- Europe and a Director of Capital Group International, Inc., and serves as a Director of the Capital Group, Capital International Limited and Capital International K.K. Ms. Sikorsky has been employed by the Capital Group organization since 1962. Mr. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. and Capital International S.A., and has been employed by the Capital Group organization since 1981.



Alan Blake, Managing Director and Senior Portfolio Manager of Salomon, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio managed by Salomon. Mr. Blake has more than 24 years of securities business experience. Mr. Blake has been employed by Salomon since August 1991.


E. Marc Pinto, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Janus. Mr. Pinto, Portfolio Manager and Vice President, has been employed by Janus since 1994, where his duties include the management of institutional separate accounts in the LargeCap Growth discipline.

Jane Putnam, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Oppenheimer. Ms. Putnam, a Vice President and Portfolio Manager, joined Oppenheimer in 1994.


Since May 1992, Joseph A. Piraro, Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the California Municipal Fund. Mr. Piraro has been employed by Van Kampen since 1992. Mr. Piraro has also had primary responsibility for the day-to-day management of the California Insured Intermediate Municipal Fund since the Fund's inception. Thomas M. Byron, Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the Tax-Exempt Bond Fund since January 1999. Mr. Byron has been at Van Kampen since 1981 and prior to taking over responsibility for managing the Fund, Mr. Byron was Head Buyer and Manager of Van Kampen's Unit Investment Trust desk.



Subject to shareholder approval, it is expected that on and after ________,
2005, [                            ]



                                 MANAGEMENT FEES



During their most recent fiscal years, each of the Funds paid management fees to WM Advisors at the following rates (not reflecting any expense waivers or reimbursements):



                                                               Fees Paid as a Percentage
                   FUNDS                                            of Net Assets
                   -----                                       -------------------------
REIT Fund...................................................
Equity Income Fund..........................................             [   ]%
Growth & Income Fund........................................             [   ]%
West Coast Equity Fund......................................             [   ]%
Mid Cap Stock Fund..........................................             [   ]%
Growth Fund.................................................             [   ]%
Small Cap Value Fund........................................             [   ]%
Small Cap Growth Fund.......................................             [   ]%
International Growth Fund...................................             [   ]%
Short Term Income Fund......................................             [   ]%
U.S. Government Securities Fund.............................             [   ]%
Income Fund.................................................             [   ]%
High Yield Fund.............................................             [   ]%
Tax-Exempt Bond Fund........................................             [   ]%
California Municipal Fund...................................             [   ]%
California Insured Intermediate Municipal Fund..............             [   ]%
Money Market Fund...........................................             [   ]%
Tax-Exempt Money Market Fund................................             [   ]%
California Money Fund.......................................             [   ]%



* Including amounts paid to sub-advisor(s).



WM Advisors has undertaken to waive its management fees and reimburse expenses to the extent necessary to limit the total Fund operating expenses for Class A shares of the following Funds to the indicated annual rates through October 31, 2005.



                                                                   Total Fund
                                                               Operating Expenses
                                                                as a Percentage
                  FUNDS                                           Net Assets
---------------------------------------------------------------------------------
Tax-Exempt Money Market Fund................................         0.75%
California Money Fund.......................................         0.69%



NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR
REPRESENTATIONS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Deloitte & Touche LLP. The Independent Auditors' Report, along with the Funds' financial statements, are included in their Annual Reports to Shareholders, which are available upon request.



FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                             CLASS A
                                                                     ------------------------
                                                                      2004(3)      2003(3)
                                                                      -------      -------
REIT FUND
YEARS ENDED OCTOBER 31
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  [   ]    $   10.00
                                                                     --------    ---------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                     [   ]         0.28(4)
       Net realized and unrealized gain/(loss) on investments           [   ]         2.35
                                                                     --------    ---------
       Total from investment operations                                 [   ]         2.63
                                                                     --------    ---------
   LESS DISTRIBUTIONS
       Dividends from net investment income                             [   ]        (0.17)
       Distributions from net realized capital gains                    [   ]           --
                                                                     --------    ---------
       Total distributions                                              [   ]        (0.17)
                                                                     --------    ---------
NET ASSET VALUE, END OF PERIOD                                       $  [   ]        12.46
                                                                     ========    =========
TOTAL RETURN                                                            [   ]        26.43%
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands)                      $  [   ]    $   3,159
       Ratio of operating expenses to average net assets             $  [   ]         1.91%(5)
       Ratio of net investment income/(loss) to average net assets      [   ]         3.60%(5)
       Portfolio turnover rate                                          [   ]         0.07
       Ratio of operating expenses to average net assets without
           fee waivers, expenses reimbursed and/or fees reduced
           by credits allowed by the custodian(2)                       [   ]         1.41%(5)



                                                                                                 CLASS A
                                                                    ----------------------------------------------------------------
                                                                      2004         2003           2002         2001          2000
                                                                      ----         ----           ----         ----          ----
EQUITY INCOME FUND
YEARS ENDED OCTOBER 31
NET ASSET VALUE, BEGINNING OF PERIOD                                $  [   ]      12.73          14.85        15.59         14.60
                                                                    --------   --------      ---------     --------     ---------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                    [   ]       0.33(4)        0.40(4)      0.48(4)       0.49(4)
       Net realized and unrealized gain/(loss) on investments          [   ]       2.73          (1.85)        0.37          1.42
                                                                    --------   --------      ---------     --------     ---------
       Total from investment operations                                [   ]       3.06          (1.45)        0.85          1.91
                                                                    --------   --------      ---------     --------     ---------
   LESS DISTRIBUTIONS
       Dividends from net investment income                            [   ]      (0.33)         (0.35)       (0.46)        (0.48)
       Distributions from net realized capital gains                   [   ]         --          (0.32)       (1.13)        (0.44)
                                                                    --------   --------      ---------     --------     ---------
       Total distributions                                             [   ]      (0.33)         (0.67)       (1.59)        (0.92)
                                                                    --------   --------      ---------     --------     ---------
NET ASSET VALUE, END OF PERIOD                                      $  [   ]      15.46          12.73        14.85         15.59
                                                                    ========   ========      =========     ========     =========
TOTAL RETURN                                                           [   ]      24.43%        (10.35)%       5.92%        13.73%

   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands)                     $  [   ]   $268,489      $ 198,756     $211,445     $ 191,850
       Ratio of operating expenses to average net assets               [   ]       0.95%          0.97%        0.96%         1.05%
       Ratio of net investment income/(loss) to average net assets     [   ]       2.43%          2.77%        3.17%         3.39%
       Portfolio turnover rate                                         [   ]      18.00%         16.00%       17.00%        84.00%
       Ratio of operating expenses to average net assets without
           fee waivers, expenses reimbursed and/or fees reduced
           by credits allowed by the custodian(2)                      [   ]       0.95%          0.97%        0.97%         1.05%

      CLASS B                            CLASS C
--------------------               ---------------------
2004(3)      2003(3)               2004(3)       2003(3)
-------      -------               -------       -------
 [   ]       10.00                   [   ]        10.00
-----       ------                  -----    ---------
 [   ]        0.22(4)                [   ]         0.23(4)
 [   ]         2.35                  [   ]         2.35
-----       ------                  -----    ---------
 [   ]         2.57                  [   ]         2.58
-----       ------                  -----    ---------
 [   ]        (0.14)                 [   ]        (0.15)
 [   ]           --                  [   ]           --
-----       ------                  -----    ---------
 [   ]        (0.14)                 [   ]        (0.15)
-----       ------                  -----    ---------
 [   ]        12.43                  [   ]        12.43
=====       ======                  =====    =========
 [   ]        25.86%                 [   ]        25.88%
$[   ]       $2,808                 $[   ]    $   1,322
 [   ]         2.13%(5)              [   ]         2.06%(5)
 [   ]         2.88%(5)              [   ]         2.95%(5)
 [   ]         0.07                  [   ]         0.07
 [   ]         2.13%(5)              [   ]         2.06%(5)



                             CLASS B                                               CLASS C
-------------------------------------------------------------------   -------------------------------------
 2004        2003          2002            2001           2000           2004        2003          2002
 ----        ----          ----            ----           ----           ----        ----          ----
$[   ]   $    12.65    $    14.78      $   15.52      $    14.53      $   [   ]   $  12.62       $ 15.09
------   ----------    ----------      ---------      ----------      ---------   --------       -------
 [   ]         0.20(4)       0.27(4)        0.35(4)         0.37(4)       [   ]       0.22(4)       0.18(4)
 [   ]         2.71         (1.85)          0.38            1.42          [   ]       2.68         (2.43)
 [   ]         2.91         (1.58)          0.73            1.79          [   ]       2.90         (2.25)
 [   ]        (0.20)        (0.23)         (0.34)          (0.36)         [   ]      (0.23)        (0.22)
 [   ]           --         (0.32)         (1.13)          (0.44)         [   ]         --            --
------   ----------    ----------      ---------      ----------      ---------   --------       -------
 [   ]        (0.20)        (0.55)         (1.47)          (0.80)         [   ]      (0.23)        (0.22)
------   ----------    ----------      ---------      ----------      ---------   --------       -------
$[   ]   $    15.36    $    12.65      $   14.78      $    15.52      $   [   ]   $  15.29       $ 12.62
======   ==========    ==========      =========      ==========      =========   ========       =======
 [   ]         0.24         (0.10)          0.06            0.14          [   ]      23.29%       (15.07)%
$[   ]   $  268,489    $  198,756      $ 211,445      $  191,850      $   [   ]   $  5,973       $ 1,780
 [   ]         0.95%         0.97%          0.96%           1.05%         [   ]       1.78%         1.80%(5)
 [   ]         2.43%         2.77%          3.17%           3.39%         [   ]       1.60%         1.94%(5)
 [   ]        18.00%        16.00%         17.00%          84.00%         [   ]      18.00%        16.00%
 [   ]         0.95%         0.97%          0.97%           1.05%         [   ]       1.78%         1.80%(5)


                                    See notes to Financial Highlights on page 80

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                                   CLASS A
                                                                     ---------------------------------------------------------------
                                                                        2004         2003          2002          2001         2000
                                                                        ----         ----          ----          ----         ----
GROWTH & INCOME FUND

YEARS ENDED OCTOBER 31

NET ASSET VALUE, BEGINNING OF PERIOD                                 $  [   ]       18.44          22.34          27.11       24.61
                                                                     --------   ---------     ----------     ----------    --------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                     [   ]        0.22(4)        0.17(4)        0.10        0.06
       Net realized and unrealized gain/(loss) on investments           [   ]        3.11          (3.68)         (3.63)       3.30
                                                                     --------   ---------     ----------     ----------    --------
           Total from investment operations                             [   ]        3.33          (3.51)         (3.53)       3.36
                                                                     --------   ---------     ----------     ----------    --------
   LESS DISTRIBUTIONS
       Dividends from net investment income                             [   ]       (0.18)         (0.03)         (0.07)      (0.03)
       Distributions from net realized capital gains                    [   ]       --             (0.36)         (1.17)      (0.83)
                                                                     --------   ---------     ----------     ----------    --------
           Total distributions                                          [   ]       (0.18)         (0.39)         (1.24)      (0.86)
                                                                     --------   ---------     ----------     ----------    --------
NET ASSET VALUE, END OF PERIOD                                       $  [   ]       21.59          18.44          22.34       27.11
                                                                     ========   =========     ==========     ==========    ========
TOTAL RETURN                                                            [   ]       18.18%        (16.10)%       (13.40)%     13.95%
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands)                      $  [   ]   $ 541,707     $  475,010     $  560,226    $662,086
       Ratio of operating expenses to average net assets                [   ]        0.93%          0.94%          0.92%       0.94%
       Ratio of net investment income/(loss) to average net assets      [   ]        1.12%          0.79%          0.40%       0.21%
       Portfolio turnover rate                                          [   ]       17.00%         22.00%         35.00%      35.00%
       Ratio of operating expenses to average net assets without
           fee waivers, expenses reimbursed and/or fees reduced
           by credits allowed by the custodian(2)                       [   ]        0.93%          0.94%          0.92%       0.94%





                                                                                                    CLASS A
                                                                      --------------------------------------------------------------
                                                                        2004         2003         2002          2001         2000
                                                                        ----         ----         ----          ----         ----
WEST COAST EQUITY FUND

YEARS ENDED OCTOBER 31

NET ASSET VALUE, BEGINNING OF PERIOD                                  $  [   ]       23.73        28.89         36.23       32.04
                                                                      --------   ---------     --------     ---------    --------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                      [   ]        0.04(4)      0.02(4)       0.11        0.10(4)
       Net realized and unrealized gain/(loss) on investments            [   ]        8.37        (4.09)        (2.35)       8.22
                                                                      --------   ---------     --------     ---------    --------
           Total from investment operations                              [   ]        8.41        (4.07)        (2.24)       8.32
                                                                      --------   ---------     --------     ---------    --------
   LESS DISTRIBUTIONS
       Dividends from net investment income                           $  [   ]          --        (0.07)        (0.03)         --
       Distributions from net realized capital gains                     [   ]          --        (1.02)        (5.07)      (4.13)
                                                                      --------   ---------     --------     ---------    --------
           Total distributions                                           [   ]          --        (1.09)        (5.10)      (4.13)
                                                                      --------   ---------     --------     ---------    --------
NET ASSET VALUE, END OF PERIOD                                        $  [   ]       32.14        23.73         28.89       36.23
                                                                      ========   =========     ========     =========    ========
TOTAL RETURN                                                             [   ]       35.44%      (14.94)%       (6.55)%     28.73%

   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

       Net assets, end of period (in thousands)                       $  [   ]   $ 523,308     $375,821     $ 427,215    $442,253
       Ratio of operating expenses to average net assets                 [   ]        1.02%        1.05%         1.01%       1.02%
       Ratio of net investment income/ (loss) to average net assets      [   ]        0.14%        0.07%         0.38%       0.27%
       Portfolio turnover rate                                           [   ]       14.00%       16.00%        27.00%      42.00%
       Ratio of operating expenses to average net assets without
           fee waivers, expenses reimbursed and/or fees reduced
           by credits allowed by the custodian(2)                        [   ]        1.02%        1.05%         1.01%       1.02%

                                CLASS B                                                     CLASS C
---------------------------------------------------------------------------    ----------------------------------
  2004         2003                 2002             2001           2000        2004      2003         2002(6)
  ----         ----                 ----             ----           ----        ----      ----         -------
  [   ]          17.72             21.67             26.49           24.24     [   ]      17.73         21.36
-------    -----------       -----------       -----------     -----------     -----    -------       -------
  [   ]           0.02             (0.04)(4)         (0.13)          (0.17)    [   ]       0.03(4)      (0.01)(4)
  [   ]           3.00             (3.55)            (3.52)           3.25     [   ]       2.98         (3.62)
-------    -----------       -----------       -----------     -----------     -----    -------       -------
  [   ]           3.02             (3.59)            (3.65)           3.08     [   ]       3.01         (3.63)
-------    -----------       -----------       -----------     -----------     -----    -------       -------
  [   ]             --             (0.00)(7)            --              --     [   ]      (0.12)           --
  [   ]             --             (0.36)            (1.17)          (0.83)    [   ]         --            --
-------    -----------       -----------       -----------     -----------     -----    -------       -------
  [   ]             --             (0.36)            (1.17)          (0.83)    [   ]      (0.12)           --
-------    -----------       -----------       -----------     -----------     -----    -------       -------
  [   ]          20.74             17.72             21.67           26.49     [   ]      20.62         17.73
=======    ===========       ===========       ===========     ===========     =====    =======       =======
  [   ]           0.00%           (16.94)%          (14.20)%         13.01%    [   ]      17.08%       (17.00)%
$ [   ]    $   115,457       $   123,423       $   186,247     $   242,611    $[   ]    $   823       $   264
  [   ]           1.96%             1.91%             1.82%           1.78%    [   ]       1.89%         1.83%(5)
  [   ]           0.09%            (0.18)%           (0.50)%         (0.63)%   [   ]       0.16%       (0.10)%(5)
  [   ]          17.00%            22.00%            35.00%          35.00%    [   ]      17.00%        22.00%
  [   ]           1.96%             1.91%             1.82%           1.78%    [   ]       0.02%         1.83%(5)



                             CLASS B                                                CLASS C
---------------------------------------------------------------------  -------------------------------------
 2004         2003            2002           2001          2000          2004         2003          2002
 ----         ----            ----           ----          ----          ----         ----          ----
 [   ]       21.73           26.71          34.12           30.63       [   ]        21.74         27.59
-----    ---------       ---------      ---------     -----------      ------    ---------      --------
 [   ]       (0.20)(4)       (0.23)(4)      (0.15)          (0.19)(4)   [   ]        (0.18)(4)     (0.14)(4)
 [   ]        7.61           (3.73)         (2.19)           7.81       [   ]         7.64         (5.71)
-----    ---------       ---------      ---------     -----------      ------    ---------      --------
 [   ]        7.41           (3.96)         (2.34)           7.62       [   ]         7.46         (5.85)
-----    ---------       ---------      ---------     -----------      ------    ---------      --------
 [   ]          --           (0.00)(7)         --              --       [   ]           --            --
 [   ]          --           (1.02)         (5.07)          (4.13)      [   ]           --            --
-----    ---------       ---------      ---------     -----------      ------    ---------      --------
 [   ]          --           (1.02)         (5.07)          (4.13)      [   ]           --            --
-----    ---------       ---------      ---------     -----------      ------    ---------      --------
 [   ]       29.14           21.73          26.71           34.12       [   ]        29.20         21.74
=====    =========       =========      =========     ===========      ======    =========      ========
 [   ]       34.10%         (15.73)%        (7.40)%         27.67%      [   ]        34.27%       (21.20)%
$[   ]   $ 122,221       $ 102,208      $ 109,655     $   116,672      $[   ]    $   3,593      $  1,341
 [   ]        2.01%           2.00%          1.89%           1.84%      [   ]         1.90%         1.96%(5)
 [   ]       (0.85)%         (0.88)%        (0.50)%         (0.55)%     [   ]       (0.74)%       (0.84)%(5)
 [   ]       14.00%          16.00%         27.00%          42.00%      [   ]        14.00%        16.00%
 [   ]        2.01%           2.00%          1.89%           1.84%      [   ]         1.90%         1.96%(5)


                                    See notes to Financial Highlights on page 80

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                              CLASS A
                                                                     ---------------------------------------------------------------
                                                                      2004       2003         2002           2001         2000(8)
                                                                      ----       ----         ----           ----         -------
MID CAP STOCK FUND
YEARS ENDED OCTOBER 31
NET ASSET VALUE, BEGINNING OF PERIOD                                 $[   ]   $  12.39     $  13.50      $  12.58       $ 10.00
                                                                     ------   --------     --------      --------       -------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                   [   ]       0.01(4)     (0.01)(4)     (0.03)(4)     (0.02)(4)
       Net realized and unrealized gain/(loss) on investments         [   ]       2.94        (0.60)         1.00          2.60
                                                                     ------   --------     --------      --------       -------
           Total from investment operations                           [   ]       2.95        (0.61)         0.97          2.58
                                                                     ------   --------     --------      --------       -------
   LESS DISTRIBUTIONS
       Dividends from net investment income                           [   ]         --           --            --            --
       Distributions from net realized capital gains                  [   ]         --        (0.50)        (0.05)           --
                                                                     ------   --------     --------      --------       -------
           Total distributions                                        [   ]         --        (0.50)        (0.05)           --
                                                                     ------   --------     --------      --------       -------
NET ASSET VALUE, END OF PERIOD                                        [   ]      15.34        12.39         13.50         12.58
                                                                     ======   ========     ========      ========       =======
TOTAL RETURN                                                          [   ]      23.81%       (4.86)%        7.71%        25.80%
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands)                      $[   ]   $ 38,676     $ 28,248      $  6,165       $ 2,451
       Ratio of operating expenses to average net assets              [   ]       1.16%        1.25%         1.36%         1.40%(5)
       Ratio of net investment income/(loss) to average net assets    [   ]       0.07%       (0.10)%       (0.25)%       (0.29)%(5)
       Portfolio turnover rate                                        [   ]      28.00%       27.00%        33.00%         9.00%
       Ratio of operating expenses to average net assets without
           fee waivers, expenses reimbursed and/or fees reduced
           by credits allowed by the custodian(2)                     [   ]       1.16%        1.25%         1.36%         1.40%(5)

                                                                                              CLASS A
                                                                    ----------------------------------------------------------------
                                                                     2004       2003          2002           2001           2000
                                                                     ----       ----          ----           ----           ----
GROWTH FUND
YEARS ENDED OCTOBER 31
NET ASSET VALUE, BEGINNING OF PERIOD                                $[   ]   $  11.47      $  15.23      $   32.78      $  29.71
                                                                    ------   --------      --------      ---------      --------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                  [   ]      (0.08)(4)     (0.10)(4)      (0.09)(4)     (0.14)(4)
       Net realized and unrealized gain/(loss) on investments        [   ]       2.32         (3.66)        (13.13)         7.04
                                                                    ------   --------      --------      ---------      --------
       Total from investment operations                              [   ]       2.24         (3.76)        (13.22)         6.90
                                                                    ------   --------      --------      ---------      --------
   LESS DISTRIBUTIONS
       Dividends from net investment income                          [   ]         --            --          (0.20)           --
       Distributions from net realized capital gains                 [   ]         --            --          (4.13)        (3.83)
                                                                    ------   --------      --------      ---------      --------
       Total distributions                                           [   ]         --            --          (4.33)        (3.83)
                                                                    ------   --------      --------      ---------      --------
NET ASSET VALUE, END OF PERIOD                                      $[   ]   $  13.71      $  11.47      $   15.23      $  32.78
                                                                    ======   ========      ========      =========      ========
TOTAL RETURN                                                         [   ]      19.53%       (24.69)%       (45.77)%       24.21%

   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands)                     $[   ]   $114,757      $ 94,848      $ 151,893      $341,777
       Ratio of operating expenses to average net assets             [   ]       1.62%         1.69%          1.52%         1.30%
       Ratio of net investment income/(loss) to average net assets   [   ]      (0.66)%       (0.74)%        (0.43)%       (0.39)%
       Portfolio turnover rate                                       [   ]      71.00%       170.00%         99.00%        92.00%
       Ratio of operating expenses to average net assets without
           fee waivers, expenses reimbursed and/or fees reduced
           by credits allowed by the custodian(2)                    [   ]       1.62%         1.69%          1.52%         1.36%

                                 CLASS B                                                          CLASS C
-----------------------------------------------------------------------------   ----------------------------------
   2004          2003            2002              2001           2000(8)        2004       2003       2002(6)
   ----          ----            ----              ----           -------        ----       ----       -------
$  [   ]    $    12.09       $    13.31       $    12.51       $   10.00       $[   ]    $ 12.10      $ 13.60
--------    ----------       ----------       ----------       ---------        -----    -------      -------
   [   ]         (0.13)(4)        (0.15)(4)        (0.15)(4)       (0.08)(4)    [   ]      (0.12)(4)    (0.10)(4)
   [   ]          2.86            (0.57)            1.00            2.59        [   ]       2.85        (1.40)
--------    ----------       ----------       ----------       ---------        -----    -------      -------
   [   ]          2.73            (0.72)            0.85            2.51        [   ]       2.73        (1.50)
--------    ----------       ----------       ----------       ---------        -----    -------      -------
   [   ]            --               --               --              --        [   ]         --           --
   [   ]            --            (0.50)           (0.05)             --        [   ]         --           --
--------    ----------       ----------       ----------       ---------        -----    -------      -------
   [   ]            --            (0.50)           (0.05)             --        [   ]         --           --
--------    ----------       ----------       ----------       ---------        -----    -------      -------
   [   ]         14.82            12.09            13.31           12.51        [   ]      14.83        12.10
========    ==========       ==========       ==========       =========        =====    =======      =======
   [   ]         22.50%           (5.79)%           6.79%          25.10%       [   ]      22.56%      (11.03)%
$  [   ]    $   17,405       $   13,229       $   10,271       $   3,778       $[   ]    $   550      $    55
   [   ]          2.24%            2.26%            2.17%           2.16%(5)    [   ]       2.15%        2.24%(5)
   [   ]         (1.01)%          (1.11)%          (1.06)%         (1.05)%(5)   [   ]      (0.92)%      (1.09)%(5)
   [   ]         28.00%           27.00%           33.00%           9.00%       [   ]      28.00%       27.00%
   [   ]          2.24%            2.26%            2.17%           2.16%(5)    [   ]       2.15%        2.24%(5)



                               CLASS B                                                     CLASS C
-------------------------------------------------------------------    ------------------------------------
 2004        2003           2002           2001           2000           2004       2003       2002(6)
 ----        ----           ----           ----           ----           ----       ----       -------
$[   ]   $   10.55      $   14.13      $   30.78      $   28.29        $  [   ]   $ 10.56     $  13.48
------   ---------      ---------      ---------      ---------        --------   -------     --------
 [   ]       (0.18)(4)      (0.21)(4)      (0.24)(4)      (0.38)(4)       [   ]     (0.14)(4)    (0.11)(4)
 [   ]        2.12          (3.37)        (12.24)          6.70           [   ]      2.13        (2.81)
------   ---------      ---------      ---------      ---------        --------   -------     --------
 [   ]        1.94          (3.58)        (12.48)          6.32           [   ]      1.99        (2.92)
------   ---------      ---------      ---------      ---------        --------   -------     --------
 [   ]          --             --          (0.04)            --           [   ]        --           --
 [   ]          --             --          (4.13)         (3.83)          [   ]        --           --
------   ---------      ---------      ---------      ---------        --------   -------     --------
 [   ]          --             --          (4.17)         (3.83)          [   ]        --           --
------   ---------      ---------      ---------      ---------        --------   -------     --------
$[   ]   $   12.49      $   10.55      $   14.13      $   30.78        $  [   ]   $ 12.55     $  10.56
======   =========      =========      =========      =========        ========   =======     ========
 [   ]       18.39%        (25.34)%       (46.19)%        23.28%          [   ]     18.85%      (21.66)%
$[   ]   $ 129,239      $ 128,007      $ 220,108      $ 481,935        $  [   ]   $   565     $    199
 [   ]        2.54%          2.54%          2.31%          2.05%          [   ]      2.19%        2.38%(5)
 [   ]       (1.58)%        (1.59)%        (1.22)%        (1.14)%         [   ]     (1.23)%      (1.43)%(5)
 [   ]       71.00%        170.00%         99.00%         92.00%          [   ]     71.00%      170.00%
 [   ]        2.54%          2.54%          2.31%          2.11%          [   ]      2.19%        2.38%(5)


                                    See notes to Financial Highlights on page 80

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                      CLASS A
                                                                      -------
SMALL CAP VALUE FUND                                                  2004(9)
YEARS ENDED OCTOBER 31                                                -------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $[   ]
                                                                     ------
       INCOME FROM INVESTMENT OPERATIONS:
           Net investment income (loss)                               [   ]
           Net realized and unrealized gain/(loss) on investments     [   ]
                                                                     ------
           Total from investment operations                           [   ]
                                                                     ------
       LESS DISTRIBUTIONS
           Dividends from net investment income                       [   ]
           Distributions from net realized capital gains              [   ]
           Total distributions                                        [   ]
                                                                     ------
NET ASSET VALUE, END OF PERIOD                                        [   ]
                                                                     ======
TOTAL RETURN                                                          [   ]
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands)                      $[   ]
       Ratio of operating expenses to average net assets              [   ]
       Ratio of net investment income/(loss) to average net assets    [   ]
       Portfolio turnover rate                                        [   ]
       Ratio of operating expenses to average net assets without
           fee waivers, expenses reimbursed and/or fees reduced
           by credits allowed by the custodian(2)                     [   ]



                                                                                                 CLASS A
                                                                     ---------------------------------------------------------------
SMALL CAP GROWTH FUND                                                  2004        2003           2002         2001        2000
YEARS ENDED OCTOBER 31                                                 ----        ----           ----         ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  [   ]   $   8.21      $   13.60      $ 26.67    $  19.61
                                                                     --------   --------      ---------      -------    --------
       INCOME FROM INVESTMENT OPERATIONS:
           Net investment income (loss)                                 [   ]      (0.09)(4)      (0.14)(4)    (0.20)      (0.27)(4)
           Net realized and unrealized gain/(loss) on investments       [   ]       5.30          (4.28)       (9.56)      10.01
                                                                     --------   --------      ---------      -------    --------
           Total from investment operations                             [   ]       5.21          (4.42)       (9.76)       9.74
                                                                     --------   --------      ---------      -------    --------
       LESS DISTRIBUTIONS
           Dividends from net investment income                         [   ]         --             --           --          --
           Distributions from net realized capital gains                [   ]         --          (0.97)       (3.31)      (2.68)
                                                                     --------   --------      ---------      -------    --------
           Total distributions                                          [   ]         --          (0.97)       (3.31)      (2.68)
                                                                     --------   --------      ---------      -------    --------
NET ASSET VALUE, END OF PERIOD                                       $  [   ]   $  13.42      $    8.21      $ 13.60    $  26.67
                                                                     ========   ========      =========      =======    ========
TOTAL RETURN                                                            [   ]      63.46%        (35.71)%     (40.84)%     53.57%

   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands)                      $  [   ]   $ 81,234      $  42,984      $66,262    $132,274
       Ratio of operating expenses to average net assets                [   ]       1.64%          1.68%        1.52%       1.42%
       Ratio of net investment income/(loss) to average net assets      [   ]      (0.86)%        (1.20)%      (1.03)%     (0.96)%
       Portfolio turnover rate                                          [   ]      40.00%         21.00%       46.00%      49.00%
       Ratio of operating expenses to average net assets without
           fee waivers, expenses reimbursed and/or fees reduced
           by credits allowed by the custodian(2)                       [   ]       1.64%          1.68%        1.52%       1.43%

                            CLASS B                                                 CLASS C
---------------------------------------------------------------       ----------------------------------
 2004        2003          2002           2001        2000             2004      2003         2002(6)
 ----        ----          ----           ----        ----             ----      ----         ------
$[   ]   $    7.40      $  12.46      $   24.93    $  18.61           $[   ]   $  7.42      $  11.51
------   ---------      --------      ---------    --------           ------   -------      --------
 [   ]       (0.18)(4)     (0.23)(4)      (0.32)      (0.47)(4)        [   ]     (0.14)(4)     (0.10)(4)
 [   ]        4.74         (3.86)         (8.84)       9.47            [   ]      4.78         (3.99)
------   ---------      --------      ---------    --------           ------   -------      --------
 [   ]        4.56         (4.09)         (9.16)       9.00            [   ]      4.64         (4.09)
------   ---------      --------      ---------    --------           ------   -------      --------
 [   ]          --            --             --          --            [   ]        --            --
 [   ]          --         (0.97)         (3.31)      (2.68)           [   ]        --            --
------   ---------      --------      ---------    --------           ------   -------      --------
 [   ]          --         (0.97)         (3.31)      (2.68)           [   ]        --            --
------   ---------      --------      ---------    --------           ------   -------      --------
$[   ]   $   11.96      $   7.40      $   12.46    $  24.93           $[   ]   $ 12.06      $   7.42
======   =========      ========      =========    ========           ======   =======      ========
 [   ]       61.62%       (36.36)%       (41.35)%     52.34%           [   ]     62.53%       (35.53)%
$[   ]   $  18,037      $ 14,238      $  29,346    $ 54,407           $[   ]   $   404.     $     69
 [   ]        2.81%         2.64%          2.42%       2.24%           [   ]      2.28%         2.25%(5)
 [   ]       (2.03)%       (2.16)%        (1.93)%     (1.78)%          [   ]     (1.50)%       (1.77)%(5)
 [   ]       40.00%        21.00%         46.00%      49.00%           [   ]     40.00%        21.00%
 [   ]        2.81%         2.64%          2.42%       2.25%           [   ]      2.28%         2.25%(5)


                                    See notes to Financial Highlights on page 80

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                               CLASS A
                                                                       -------------------------------------------------------------
                                                                        2004        2003          2002         2001       2000
                                                                        ----        ----          ----         ----       ----
INTERNATIONAL GROWTH FUND
YEARS ENDED OCTOBER 31

NET ASSET VALUE, BEGINNING OF PERIOD                                   $[   ]   $   6.76      $   7.61      $  10.97    $  11.14
                                                                       ------   --------      --------      --------    --------

    INCOME FROM INVESTMENT OPERATIONS:
        Net investment income (loss)                                    [   ]       0.03(4)      (0.02)(4)     (0.02)      (0.03)(4)
        Net realized and unrealized gain/(loss) on investments          [   ]       1.63         (0.75)        (2.67)       0.00(7)
                                                                       ------   --------      --------      --------    --------
            Total from investment operations                            [   ]       1.66         (0.77)        (2.69)      (0.03)
                                                                       ------   --------      --------      --------    --------
    LESS DISTRIBUTIONS
        Dividends from net investment income                            [   ]      (0.04)        (0.08)        (0.01)      (0.14)
        Distributions from net realized capital gains                   [   ]         --            --         (0.66)      (0.00)(5)
                                                                       ------   --------      --------      --------    --------
        Total distributions                                             [   ]      (0.04)        (0.08)        (0.67)      (0.14)
                                                                       ------   --------      --------      --------    --------
        Redemption Fees                                                 [   ]       0.00(7)       0.00(7)         --          --
                                                                       ------   --------      --------      --------    --------
NET ASSET VALUE, END OF PERIOD                                         $[   ]   $   8.38      $   6.76      $   7.61    $  10.97
                                                                       ======   ========      ========      ========    ========
TOTAL RETURN                                                            [   ]      24.75%       (10.36)%      (25.99)%     (0.43)%

    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
        Net assets, end of period (in thousands)                       $[   ]   $ 26,429      $ 21,317      $ 16,636    $ 28,997
        Ratio of operating expenses to average net assets               [   ]       1.70%         1.93%         1.93%       1.78%
        Ratio of net investment income/(loss) to average net assets     [   ]       0.47%        (0.20)%       (0.25)%     (0.25)%
        Portfolio turnover rate                                         [   ]      19.00%        25.00%        27.00%      37.00%
        Ratio of operating expenses to average net assets without fee waivers, expenses reimbursed and/or fees reduced by credits
          allowed by the custodian(2)                                   [   ]       1.70%         1.93%         1.93%       1.78%




                                                                                                    CLASS A
                                                                        ------------------------------------------------------------
                                                                          2004       2003         2002        2001         2000
                                                                          ----       ----         ----        ----         ----
SHORT TERM INCOME FUND
YEARS ENDED OCTOBER 31

NET ASSET VALUE, BEGINNING OF PERIOD                                    $  [   ]   $   2.34    $    2.41    $   2.29    $   2.29
                                                                        --------   --------    ---------    --------    --------

    INCOME FROM INVESTMENT OPERATIONS:
        Net investment income (loss)                                       [   ]       0.09         0.12        0.13        0.13
        Net realized and unrealized gain/(loss) on investments             [   ]       0.06        (0.07)       0.12       (0.00)(7)
                                                                        --------   --------    ---------    --------    --------
            Total from investment operations                               [   ]       0.15         0.05        0.25        0.13
                                                                        --------   --------    ---------    --------    --------
    LESS DISTRIBUTIONS
        Dividends from net investment income                               [   ]      (0.10)       (0.12)      (0.13)      (0.13)
        Distributions from net realized capital gains                      [   ]         --           --          --          --
                                                                        --------   --------    ---------    --------    --------
        Total distributions                                                [   ]      (0.10)       (0.12)      (0.13)      (0.13)
                                                                        --------   --------    ---------    --------    --------
        Redemption Fees                                                    [   ]         --           --          --          --
                                                                        --------   --------    ---------    --------    --------
NET ASSET VALUE, END OF PERIOD                                          $  [   ]   $   2.39    $    2.34    $   2.41    $   2.29
                                                                        ========   ========    =========    ========    ========

TOTAL RETURN                                                               [   ]       6.28%        2.18%      11.31%      (5.70)%

    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
        Net assets, end of period (in thousands)                        $  [   ]   $ 71,920    $  28,106    $ 18,929    $ 20,224
        Ratio of operating expenses to average net assets                  [   ]       0.84%        0.96%       0.83%       0.99%
        Ratio of net investment income/(loss) to average net assets        [   ]       3.58%        5.03%       5.63%       5.55%
        Portfolio turnover rate                                            [   ]      33.00%       28.00%      27.00%      14.00%
        Ratio of operating expenses to average net assets without fee waivers, expenses reimbursed and/or fees reduced by credits
          allowed by the custodian(2)                                      [   ]       0.97%        1.09%       1.15%       1.29%

                         CLASS B                                                      CLASS C
------------------------------------------------------------           -----------------------------------
 2004       2003          2002          2001        2000                2004       2003         2002(6)
 ----       ----          ----          ----        ----                ----       ----         -------
$[   ]   $  6.51      $   7.35      $  10.70    $  10.87               $[   ]    $  6.53      $   7.55
------   -------      --------      --------    --------               ------    -------      --------
 [   ]     (0.05)(4)     (0.09)(4)     (0.10)      (0.12)(4)            [   ]      (0.03)(4)     (0.05)(4)
 [   ]      1.57         (0.73)        (2.58)       0.02                [   ]       1.56         (0.96)
------   -------      --------      --------    --------               ------    -------      --------
 [   ]      1.52         (0.82)        (2.68)      (0.10)               [   ]       1.53         (1.01)
------   -------      --------      --------    --------               ------    -------      --------
 [   ]        --         (0.02)        (0.01)      (0.07)               [   ]      (0.04)        (0.01)
 [   ]        --            --         (0.66)      (0.00)(7)            [   ]         --            --
------   -------      --------      --------    --------               ------    -------      --------
 [   ]        --         (0.02)        (0.67)      (0.07)               [   ]      (0.04)        (0.01)
------   -------      --------      --------    --------               ------    -------      --------
 [   ]      0.00(5)       0.00(5)         --          --                [   ]       0.00(7)       0.00(7)
======   =======      ========      ========    ========               ======    =======      ========
$[   ]   $  8.03      $   6.51      $   7.35    $  10.70               $[   ]    $  8.02      $   6.53
 [   ]     23.35%       (11.23)%      (26.68)%     (1.03)%              [   ]      23.57%       (13.34)%
$[   ]   $ 4,020      $  4,732      $  7,172    $ 12,272               $[   ]    $    91      $     53
 [   ]      2.91%         2.91%         2.74%       2.48%               [   ]       2.64%         2.67%(5)
 [   ]     (0.74)%       (1.18)%       (1.06)%     (0.95)%              [   ]      (0.47)%       (0.94)%(5)
 [   ]     19.00%        25.00%        27.00%      37.00%               [   ]      19.00%        25.00%
 [   ]      2.91%         2.91%         2.74%       2.48%               [   ]       2.64%         2.67%(5)



                       CLASS B                                                 CLASS C
-------------------------------------------------------           --------------------------------
 2004       2003       2002        2001        2000                 2004       2003       2002(6)
 ----       ----       ----        ----        ----                 ----       ----       -------
$[   ]   $   2.34    $   2.41    $  2.29    $  2.29               $  [   ]   $   2.34    $  2.37
------   --------    --------    -------    -------               --------   --------    -------
 [   ]       0.07        0.10       0.12       0.11                  [   ]       0.07       0.07
 [   ]       0.06       (0.07)      0.12      (0.00)(7)              [   ]       0.06      (0.03)
------   --------    --------    -------    -------               --------   --------    -------
 [   ]       0.13        0.03       0.24       0.11                  [   ]       0.13       0.04
------   --------    --------    -------    -------               --------   --------    -------
 [   ]      (0.08)      (0.10)     (0.12)     (0.11)                 [   ]      (0.08)     (0.07)
 [   ]         --          --         --         --                  [   ]         --         --
------   --------    --------    -------    -------               --------   --------    -------
 [   ]      (0.08)      (0.10)     (0.12)     (0.11)                 [   ]      (0.08)     (0.07)
------   --------    --------    -------    -------               --------   --------    -------
 [   ]         --          --         --         --                  [   ]         --         --
======   ========    ========    =======    =======               ========   ========    =======
$[   ]   $   2.34    $   2.41    $  2.29    $  0.00               $  [   ]   $   2.34    $  0.00
 [   ]       5.49%       1.41%     10.52%      5.12%                 [   ]       5.48%      1.61%
$[   ]   $ 44,310    $ 24,621    $ 6,595    $ 3,461               $  [   ]   $ 17,843    $ 5,743
 [   ]       1.59%       1.71%      1.54%      1.55%                 [   ]       1.59%      1.68%(5)
 [   ]       2.83%       4.28%      4.92%      4.99%                 [   ]       2.83%      4.31%(5)
 [   ]      33.00%      28.00%     27.00%     14.00%                 [   ]      33.00%     28.00%
 [   ]       1.70%       1.77%      1.86%      1.85%                 [   ]       1.65%      1.68%(5)


                                    See notes to Financial Highlights on page 80

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                                 CLASS A
                                                                     -------------------------------------------------------------
                                                                       2004        2003           2002         2001         2000
                                                                       ----        ----           ----         ----         ----
U.S. GOVERNMENT SECURITIES FUND
YEARS ENDED OCTOBER 31
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  [   ]   $   11.19      $   11.20    $   10.55    $   10.51
                                                                     --------   ---------      ---------    ---------    ---------

   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                     [   ]        0.40(4)        0.54         0.62         0.63
       Net realized and unrealized gain/(loss) on investments           [   ]       (0.19)          0.04         0.65         0.04
                                                                     --------   ---------      ---------    ---------    ---------
       Total from investment operations                                 [   ]        0.21           0.58         1.27         0.67
                                                                     --------   ---------      ---------    ---------    ---------
   LESS DISTRIBUTIONS
       Dividends from net investment income                             [   ]       (0.51)         (0.59)       (0.62)       (0.63)
                                                                     --------   ---------      ---------    ---------    ---------
       Total distributions                                              [   ]       (0.51)         (0.59)       (0.62)       (0.63)
                                                                     --------   ---------      ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                       $  [   ]   $   10.89      $   11.19    $   11.20    $   10.55
                                                                     ========   =========      =========    =========    =========

TOTAL RETURN                                                            [   ]        1.94%          5.37%       12.39%        6.65%

   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands)                      $  [   ]   $ 176,859      $ 196,222    $ 174,047    $ 168,728
       Ratio of operating expenses to average net assets                [   ]        0.93%          0.96%        0.95%        0.96%
       Ratio of net investment income/(loss) to average net assets      [   ]        3.59%          4.91%        5.71%        6.12%
       Portfolio turnover rate                                          [   ]       62.00%         48.00%       30.00%       13.00%
       Ratio of operating expenses to average net assets without
           fee waivers, expenses reimbursed and/or fees reduced
           by credits allowed by the custodian(2)                       [   ]        0.93%          0.96%        0.95%        0.99%





                                                                                                CLASS A
                                                                       -----------------------------------------------------------
                                                                        2004       2003         2002         2001          2000
                                                                        ----       ----         ----         ----          ----
INCOME FUND
YEARS ENDED OCTOBER 31
NET ASSET VALUE, BEGINNING OF PERIOD                                   $[   ]   $    9.02    $    9.32    $     8.90    $    8.99
                                                                       ------   ---------    ---------    ----------    ---------

   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss)                                     [   ]        0.51         0.60          0.62         0.62
       Net realized and unrealized gain/(loss) on investments           [   ]        0.38        (0.28)         0.43        (0.09)
                                                                       ------   ---------    ---------    ----------    ---------
       Total from investment operations                                 [   ]        0.89         0.32          1.05         0.53
                                                                       ------   ---------    ---------    ----------    ---------
   LESS DISTRIBUTIONS
       Dividends from net investment income                             [   ]       (0.56)       (0.62)        (0.63)       (0.62)
                                                                       ------   ---------    ---------    ----------    ---------
       Total distributions                                              [   ]       (0.56)       (0.62)        (0.63)       (0.62)
                                                                       ------   ---------    ---------    ----------    ---------
NET ASSET VALUE, END OF PERIOD                                         $[   ]   $    9.35    $    9.02    $     9.32    $    8.90
                                                                       ======   =========    =========    ==========    =========

TOTAL RETURN                                                            [   ]       10.10%        3.63%        12.21%        6.16%

   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands)                        $[   ]   $ 153,654    $ 130,512    $  120,508    $ 131,665
       Ratio of operating expenses to average net assets                [   ]        0.94%        0.97%         0.97%        1.02%
       Ratio of net investment income/(loss) to average net assets      [   ]        5.42%        6.61%         6.86%        6.98%
       Portfolio turnover rate                                          [   ]       33.00%       20.00%        35.00%       32.00%
       Ratio of operating expenses to average net assets without
           fee waivers, expenses reimbursed and/or fees reduced
           by credits allowed by the custodian(2)                       [   ]        0.94%        0.97%         0.97%        1.03%

                             CLASS B                                                 CLASS C
   ------------------------------------------------------------       ------------------------------------
   2004          2003          2002           2001         2000       2004         2003         2002(6)
   ----          ----          ----           ----         ----       ----         ----         -------
$   [   ]   $    11.18     $     11.19   $     10.54   $    10.50    $[   ]     $  11.18      $   11.00
---------   ----------     -----------   -----------   ----------    ------     --------      ---------
    [   ]         0.32(4)         0.46          0.54         0.56     [   ]         0.32(4)        0.33
    [   ]        (0.19)           0.03          0.65         0.04     [   ]        (0.20)          0.18
---------   ----------     -----------   -----------   ----------    ------     --------      ---------
    [   ]         0.13            0.50          1.19         0.60     [   ]         0.12           0.51
---------   ----------     -----------   -----------   ----------    ------     --------      ---------
    [   ]        (0.43)          (0.51)        (0.54)       (0.56)    [   ]        (0.43)         (0.33)
---------   ----------     -----------   -----------   ----------    ------     --------      ---------
    [   ]        (0.43)          (0.51)        (0.54)       (0.56)    [   ]        (0.43)         (0.33)
---------   ----------     -----------   -----------   ----------    ------     --------      ---------
$   [   ]   $    10.88     $     11.18   $     11.19   $    10.54    $[   ]     $  10.87      $   11.18
=========   ==========     ===========   ===========   ==========    ======     ========      =========
    [   ]         1.20%           4.62%        11.59%  $     0.06     [   ]         1.12%          4.74%
$   [   ]   $  251,153     $   271,440   $   128,155   $   55,071    $[   ]     $ 13,354      $  11,634
    [   ]         1.66%           1.68%         1.67%        1.66%    [   ]         1.64%          1.63%(5)
    [   ]         2.86%           4.19%         4.99%        5.42%    [   ]         2.88%          4.24%(5)
    [   ]        62.00%          48.00%        30.00%       13.00%    [   ]        62.00%         48.00%
    [   ]         1.66%           1.68%         1.67%        1.69%    [   ]         1.64%          1.63%(5)



                             CLASS B                                                CLASS C
   ------------------------------------------------------------       ----------------------------------
   2004          2003         2002            2001         2000       2004         2003       2002(6)
   ----          ----         ----            ----         ----       ----         ----       ------
$   [   ]   $     9.04     $     9.35    $    8.92      $     9.00   $[   ]     $   9.04     $   9.21
---------   ----------     ----------    ---------      ----------   ------     --------     --------
    [   ]         0.44           0.54         0.56            0.56    [   ]         0.45         0.37
    [   ]         0.38          (0.29)        0.44           (0.08)   [   ]         0.38        (0.17)
---------   ----------     ----------    ---------      ----------   ------     --------     --------
    [   ]         0.82           0.25         1.00            0.48    [   ]         0.83         0.20
---------   ----------     ----------    ---------      ----------   ------     --------     --------
    [   ]        (0.49)         (0.56)       (0.57)          (0.56)   [   ]        (0.50)       (0.37)
---------   ----------     ----------    ---------      ----------   ------     --------     --------
    [   ]        (0.49)         (0.56)       (0.57)          (0.56)   [   ]        (0.50)       (0.37)
---------   ----------     ----------    ---------      ----------   ------     --------     --------
$   [   ]   $     9.37     $     9.04    $    9.35      $     8.92   $[   ]     $   9.37     $   9.04
=========   ==========     ==========    =========      ==========   ======     ========     ========
    [   ]         9.31%          2.79%       11.52%           5.53%   [   ]         9.33%        2.25%
$   [   ]   $  194,396     $  142,186    $  72,472      $   39,347   $[   ]     $ 15,274     $  7,710
    [   ]         1.65%          1.68%        1.69%           1.73%   [   ]         1.63%        1.62%(5)
    [   ]         4.71%          5.90%        6.14%           6.27%   [   ]         4.73%        5.96%(5)
    [   ]        33.00%         20.00%       35.00%          32.00%   [   ]        33.00%       20.00%
    [   ]         1.65%          1.68%        1.69%           1.74%   [   ]         1.63%        1.62%(5)


                                    See notes to Financial Highlights on Page 80

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


HIGH YIELD FUND                                                                                 CLASS A
                                                                      ----------------------------------------------------------
YEARS ENDED OCTOBER 31                                                2004         2003        2002           2001          2000
                                                                      ----         ----        ----           ----          ----
NET ASSET VALUE, BEGINNING OF PERIOD                                $  [   ]         6.63          7.44          8.5        8.92
                                                                    --------   ----------    ----------    ---------    --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss)                                     [   ]         0.61(4)       0.71         0.84        0.90(4)
      Net realized and unrealized gain/(loss) on investments           [   ]         1.31         (0.72)       (1.00)      (0.43)
                                                                    --------   ----------    ----------    ---------    --------
      Total from investment operations                                 [   ]         1.92         (0.01)       (0.16)       0.47
                                                                    --------   ----------    ----------    ---------    --------
   LESS DISTRIBUTIONS
      Dividends from net investment income                             [   ]        (0.67)        (0.80)       (0.90)      (0.89)
      Distributions from Net Realized Capital Gains                    [   ]           --             -           --          --
                                                                    --------   ----------    ----------    ---------    --------
      Total distributions                                              [   ]        (0.67)        (0.80)       (0.90)      (0.89)
                                                                    --------   ----------    ----------    ---------    --------
NET ASSET VALUE, END OF PERIOD                                      $  [   ]   $     7.88    $     6.63    $    7.44    $   8.50
                                                                    ========   ==========    ==========    =========    ========
TOTAL RETURN                                                           [   ]        30.13%        (0.48)%      (1.97)%      5.28%

   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
      Net assets, end of period (in thousands)                      $  [   ]   $   48,618    $   13,563    $   9,035    $  8,182
      Ratio of operating expenses to average net assets                [   ]         0.97%         1.03%        1.08%       1.08%
      Ratio of net investment income/(loss) to average net assets      [   ]         8.24%         9.72%       10.47%      10.08%
      Portfolio turnover rate                                          [   ]        61.00%        60.00%       27.00%      40.00%
      Ratio of operating expenses to average net assets without fee waivers, expenses reimbursed and/or fees reduced by credits
       allowed by the custodian(2)                                     [   ]         0.97%         1.03%        1.09%       1.08%




                                                                                                 CLASS A
                                                                      ---------------------------------------------------------
                                                                      2004         2003           2002         2001        2000
                                                                      ----         ----           ----         ----        ----
TAX EXEMPT BOND FUND

YEARS ENDED OCTOBER 31

NET ASSET VALUE, BEGINNING OF PERIOD                                $  [   ]   $     7.95      $     7.93    $    7.55    $   7.41
                                                                    --------   ----------      ----------    ---------    --------
   INCOME FROM INVESTMENT OPERATIONS:

      Net investment income (loss)                                     [   ]         0.34            0.35         0.37        0.40
      Net realized and unrealized gain/(loss) on investments           [   ]         0.08            0.03         0.38        0.14
                                                                    --------   ----------      ----------    ---------    --------
      Total from investment operations                                 [   ]         0.42            0.38         0.75        0.54
                                                                    --------   ----------      ----------    ---------    --------
   LESS DISTRIBUTIONS

      Dividends from net investment income                             [   ]        (0.34)          (0.35)       (0.37)      (0.40)
      Distributions from Net Realized Capital Gains                    [   ]        (0.07)          (0.01)           -           -
                                                                    --------   ----------      ----------    ---------    --------
      Total distributions                                              [   ]        (0.41)          (0.36)       (0.37)      (0.40)
                                                                    --------   ----------      ----------    ---------    --------
NET ASSET VALUE, END OF PERIOD                                      $  [   ]   $     7.96      $     7.95    $    7.93    $   7.55
                                                                    ========   ==========      ==========    =========    ========
TOTAL RETURN                                                           [   ]         5.31%           5.02%       10.16%       7.52%

   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
      Net assets, end of period (in thousands)                      $  [   ]   $  207,433      $  213,673    $ 219,883    $207,309
      Ratio of operating expenses to average net assets                [   ]         0.88%           0.90%        0.89%       0.88%
      Ratio of net investment income/ (loss) to average net assets     [   ]         4.20%           4.49%        4.75%       5.41%
      Portfolio turnover rate                                          [   ]        47.00%          46.00%       44.00%      28.00%
      Ratio of operating expenses to average net assets without fee waivers, expenses reimbursed and/or fees reduced by credits
        allowed by the custodian(2)                                    [   ]         0.88%           0.90%        0.89%       0.90%

                        CLASS B                                                      CLASS C
------------------------------------------------------------        ---------------------------------------
2004       2003          2002           2001          2000          2004          2003             2002(6)
-------   ----------    ----------    ---------    ---------      ---------    ----------      ---------
$ [   ]   $     6.66    $     7.47    $    8.54    $    8.97      $   [   ]    $     6.67      $    7.55
-------   ----------    ----------    ---------    ---------      ---------    ----------      ---------
  [   ]         0.56(4)       0.66         0.78         0.84(4)       [   ]          0.56(4)        0.46
  [   ]         1.31         (0.72)       (1.01)       (0.43)         [   ]          1.30          (0.86)
-------   ----------    ----------    ---------    ---------      ---------    ----------      ---------
  [   ]         1.87         (0.06)       (0.23)        0.41          [   ]          1.86          (0.40)
-------   ----------    ----------    ---------    ---------      ---------    ----------      ---------
  [   ]        (0.62)        (0.75)       (0.84)       (0.84)         [   ]         (0.62)         (0.48)
  [   ]           --            --           --           --          [   ]            --             --
-------   ----------    ----------    ---------    ---------      ---------    ----------      ---------
  [   ]        (0.62)        (0.75)       (0.84)       (0.84)         [   ]         (0.62)         (0.48)
-------   ----------    ----------    ---------    ---------      ---------    ----------      ---------
$ [   ]   $     7.91    $     6.66    $    7.47    $    8.54      $   [   ]    $     7.91      $    6.67
=======   ==========    ==========    =========    =========      =========    ==========      =========
  [   ]        29.08%        (1.17)%      (2.72)%       4.46%         [   ]         29.08%         (5.66)%
$ [   ]   $   83,665    $   44,004    $  35,391    $  32,881      $   [   ]    $   24,540      $   2,556
  [   ]         1.73%         1.78%        1.77%        1.78%         [   ]          1.71%          1.78%(5)
  [   ]         7.48%         8.97%        9.78%        9.38%         [   ]          7.50%          8.97%(5)
  [   ]        61.00%        60.00%       27.00%       40.00%         [   ]         61.00%         60.00%
  [   ]         1.73%         1.78%        1.78%        1.78%         [   ]          1.71%          1.78%(5)



                        CLASS B                                                      CLASS C
------------------------------------------------------------        -----------------------------------------
2004       2003          2002           2001          2000          2004          2003             2002(6)
----       ----          ----           ----          ----          ----          ----             ------
$[   ]     $  7.95       $  7.93       $  7.55       $  7.41        $[   ]        $ 7.95            $ 7.83
 -----     -------       -------       -------       -------         -----        ------            ------
 [   ]        0.28          0.29          0.31          0.34         [   ]          0.28              0.20
 [   ]        0.08          0.03          0.38          0.14         [   ]          0.08              0.12
 -----     -------       -------       -------       -------         -----        ------            ------
 [   ]        0.36          0.32          0.69          0.48         [   ]          0.36              0.32
 -----     -------       -------       -------       -------         -----        ------            ------
 [   ]       (0.28)        (0.29)        (0.31)        (0.34)        [   ]         (0.28)            (0.20)
 [   ]       (0.07)        (0.01)           --            --         [   ]         (0.07)               --
 -----     -------       -------       -------       -------         -----        ------            ------
 [   ]       (0.35)        (0.30)        (0.31)        (0.34)        [   ]         (0.35)            (0.20)
 -----     -------       -------       -------       -------         -----        ------            ------
$[   ]     $  7.96       $  7.95       $  7.93       $  7.55        $[   ]        $ 7.96             $7.95
 =====     =======       =======       =======       =======         =====        ======             =====
 [   ]        4.53%         4.25%         9.35%         6.73%        [   ]          4.54%             4.06%
$[   ]     $45,061       $47,308       $43,978       $26,332        $[   ]        $4,332            $2,395
 [   ]        1.62%         1.64%         1.63%         1.61%        [   ]          1.61%             1.61%(5)
 [   ]        3.46%         3.75%         4.01%         4.68%        [   ]          3.47%             3.78%(5)
 [   ]       47.00%        46.00%        44.00%        28.00%        [   ]         47.00%            46.00%
 [   ]        1.62%         1.64%         1.63%         1.63%        [   ]          1.61%             1.61%(5)


                                    See notes to Financial Highlights on page 80

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                                       CLASS A
                                                                                ---------------------------------------------------
                                                                                2004     2003        2002        2001        2000
                                                                                ----     ----        ----        ----        ----
CALIFORNIA MUNICIPAL FUND
YEARS ENDED OCTOBER 31
NET ASSET VALUE, BEGINNING OF PERIOD                                        $ [   ]   $   11.35   $    11.34   $   10.81  $   10.43
                                                                            -------   ---------   ----------   ---------  ---------
      INCOME FROM INVESTMENT OPERATIONS:

            Net investment income (loss)                                      [   ]        0.47         0.50        0.53       0.55
            Net realized and unrealized gain/(loss) on investments            [   ]       (0.06)        0.00(7)     0.53       0.38
                                                                            -------   ---------   ----------   ---------  ---------
            Total from investment operations                                  [   ]        0.41         0.50        1.06       0.93
                                                                            -------   ---------   ----------   ---------  ---------
      LESS DISTRIBUTIONS
            Dividends from net investment income                              [   ]       (0.47)       (0.49)      (0.53)     (0.55)
            Distributions from Net Realized Capital Gains                     [   ]       (0.07)           -           -          -
                                                                            -------   ---------   ----------   ---------  ---------
            Total distributions                                               [   ]       (0.54)       (0.49)      (0.53)     (0.55)
                                                                            -------   ---------   ----------   ---------  ---------
NET ASSET VALUE, END OF PERIOD                                              $ [   ]   $   11.22   $    11.35   $   11.34  $   10.81
                                                                            =======   =========   ==========   =========  =========
TOTAL RETURN                                                                  [   ]        3.69%        4.57%       9.99%      9.33%

      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
            Net assets, end of period (in thousands)                        $ [   ]   $ 252,511   $  286,095   $ 291,132  $ 248,941
            Ratio of operating expenses to average net assets                 [   ]        0.85%        0.86%       0.85%      0.87%
            Ratio of net investment income/(loss) to average net assets       [   ]        4.14%        4.39%       4.74%      5.30%
            Portfolio turnover rate                                           [   ]       34.00%       48.00%      52.00%     40.00%
            Ratio of operating expenses to average net assets without
               fee waivers, expenses reimbursed and/or fees reduced by
               credits allowed by the custodian(2)                            [   ]        0.85%        0.86%       0.86%      0.88%





                                                                                                   CLASS A
                                                                          ---------------------------------------------------------
                                                                            2004     2003         2002         2001          2000
                                                                            ----     ----         ----         ----          ----
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
YEARS ENDED OCTOBER 31
NET ASSET VALUE, BEGINNING OF PERIOD                                      $[   ]   $    11.08   $    10.98   $   10.58   $    10.30
                                                                          ------   ----------   ----------   ---------   ----------

      INCOME FROM INVESTMENT OPERATIONS:
            Net investment income (loss)                                   [   ]         0.35         0.39        0.44         0.44
            Net realized and unrealized gain/(loss) on investments         [   ]         0.12         0.15        0.49         0.31
                                                                          ------   ----------   ----------   ---------   ----------
            Total from investment operations                               [   ]         0.47         0.54        0.93         0.75
                                                                          ------   ----------   ----------   ---------   ----------

      LESS DISTRIBUTIONS
            Dividends from net investment income                           [   ]        (0.35)       (0.39)      (0.44)       (0.44)
            Distributions from Net Realized Capital Gains                  [   ]        (0.06)       (0.05)      (0.09)       (0.03)
                                                                          ------   ----------   ----------   ---------   ----------
            Total distributions                                            [   ]        (0.41)       (0.44)      (0.53)       (0.47)
                                                                          ------   ----------   ----------   ---------   ----------
NET ASSET VALUE, END OF PERIOD                                            $[   ]   $    11.14   $    11.08   $   10.98   $    10.58
                                                                          ======   ==========   ==========   =========   ==========

TOTAL RETURN                                                               [   ]         4.29%        5.12%       9.00%        7.37%

      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
            Net assets, end of period (in thousands)                      $[   ]       75,231       57,102      39,996       29,657
            Ratio of operating expenses to average net assets              [   ]         0.77%        0.70%       0.73%        0.91%
            Ratio of net investment income/(loss) to average net assets    [   ]         3.15%        3.59%       4.09%        4.19%
            Portfolio turnover rate                                        [   ]        65.00%       28.00%      23.00%       45.00%
            Ratio of operating expenses to average net assets without
               fee waivers, expenses reimbursed and/or fees reduced
               by credits allowed by the custodian(2)                      [   ]         0.86%        0.89%       0.92%        0.93%

                        CLASS B                                                     CLASS C
------------------------------------------------------------        --------------------------------------
2004       2003          2002           2001          2000          2004          2003             2002(6)
----       ----          ----           ----          ----          ----          ----             ------
$  [   ]   $    11.35    $    11.34    $    10.81    $    10.43    $    [   ]   $   11.35    $    11.20
--------   ----------    ----------    ----------    ----------    ----------   ---------    ----------
   [   ]         0.38          0.42          0.44          0.48         [   ]        0.38          0.28
   [   ]        (0.06)         0.00(7)       0.53          0.38         [   ]       (0.06)         0.14
--------   ----------    ----------    ----------    ----------    ----------   ---------    ----------
   [   ]         0.32          0.42          0.97          0.86         [   ]        0.32          0.42
--------   ----------    ----------    ----------    ----------    ----------   ---------    ----------
   [   ]        (0.38)        (0.41)        (0.44)        (0.48)        [   ]       (0.38)        (0.27)
   [   ]        (0.07)            -             -             -         [   ]       (0.07)            -
--------   ----------    ----------    ----------    ----------    ----------   ---------    ----------
   [   ]        (0.45)        (0.41)        (0.44)        (0.48)        [   ]       (0.45)        (0.27)
--------   ----------    ----------    ----------    ----------    ----------   ---------    ----------
$  [   ]   $    11.22    $    11.35    $    11.34    $    10.81    $    [   ]   $   11.22    $    11.35
========   ==========    ==========    ==========    ==========    ==========   =========    ==========
   [   ]         2.92%         3.79%         9.19%         8.53%        [   ]        2.92%         3.77%
$  [   ]   $  255,445    $  295,662    $  237,594    $  160,086    $    [   ]   $   8,193    $    6,665
   [   ]         1.59%         1.60%         1.58%         1.60%        [   ]        1.59%         1.58%(5)
   [   ]         3.40%         3.65%         4.01%         4.57%        [   ]        3.40%         3.67%(5)
   [   ]        34.00%        48.00%        52.00%        40.00%        [   ]       34.00%        48.00%
   [   ]         1.59%         1.60%         1.59%         1.61%        [   ]        1.59%         1.58%(5)



                        CLASS B                                                    CLASS C
------------------------------------------------------------        --------------------------------------
2004       2003          2002           2001          2000          2004          2003             2002(6)
----       ----          ----           ----          ----          ----          ----             ------
$  [   ]   $    11.08    $    10.98    $    10.58    $    10.30    $    [   ]   $   11.08    $    10.90
--------   ----------    ----------    ----------    ----------    ----------   ---------    ----------
   [   ]         0.27          0.31          0.36          0.36         [   ]        0.27          0.21
   [   ]         0.12          0.15          0.49          0.31         [   ]        0.12          0.18
--------   ----------    ----------    ----------    ----------    ----------   ---------    ----------
   [   ]         0.39          0.46          0.85         0 .67         [   ]        0.39          0.39
--------   ----------    ----------    ----------    ----------    ----------   ---------    ----------
   [   ]        (0.27)        (0.31)        (0.36)        (0.36)        [   ]       (0.27)        (0.21)
   [   ]        (0.06)        (0.05)        (0.09)        (0.03)        [   ]       (0.06)            -
--------   ----------    ----------    ----------    ----------    ----------   ---------    ----------
   [   ]        (0.33)        (0.36)        (0.45)        (0.39)        [   ]       (0.33)        (0.21)
--------   ----------    ----------    ----------    ----------    ----------   ---------    ----------
$  [   ]   $    11.14    $    11.08    $    10.98    $    10.58    $    [   ]   $   11.14    $    11.08
========   ==========    ==========    ==========    ==========    ==========   =========    ==========
   [   ]         3.51%         4.32%         8.19%         6.57%        [   ]        3.50%         3.58%
$  [   ]       93,448        89,240        51,525        35,685    $    [   ]      10,317         7,953
   [   ]         1.53%         1.46%         1.48%         1.66%        [   ]        1.53%         1.45%(5)
   [   ]         2.39%         2.83%         3.34%         3.44%        [   ]        2.39%         2.84%(5)
   [   ]        65.00%        28.00%        23.00%        45.00%        [   ]       65.00%        28.00%
   [   ]         1.62%         1.65%         1.67%         1.68%        [   ]        1.62%         1.64%(5)


See notes to Financial Highlights on page 80

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                                   CLASS A
                                                                       ------------------------------------------------------------
                                                                         2004          2003          2002           2001      2000
                                                                         ----          ----          ----           ----      ----
MONEY MARKET FUND
YEARS ENDED OCTOBER 31
NET ASSET VALUE, BEGINNING OF PERIOD                                   $ [    ]   $    1.00    $    1.00    $    1.00    $    1.00
                                                                       --------   ----------   ----------   ----------   ----------
      INCOME FROM INVESTMENT OPERATIONS:
            Net investment income (loss)                                 [    ]        0.008        0.014        0.043        0.056
            Net realized and unrealized gain/ (loss) on investments      [    ]        0.008        0.014        0.043        0.056
                                                                       --------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                                         $ [    ]   $    1.00   $     1.00   $     1.00   $     1.00
                                                                       ========   ==========   ==========   ==========   ==========

TOTAL RETURN                                                             [    ]        0.78%        1.42%        4.40%        5.79%

      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands)                        $  [    ]  $  707,954   $  689,002   $  647,951   $  458,368
       Ratio of operating expenses to average net assets                  [    ]        0.59%        0.59%        0.64%        0.65%
       Ratio of net investment income/ (loss) to average net assets       [    ]        0.78%        1.41%        4.21%        5.62%
                  fee waivers, expenses reimbursed and/or fees reduced
                  by credits allowed by the custodian(2)                  [    ]        0.59%        0.59%        0.64%        0.65%





                                                                                                 CLASS A
                                                                       -----------------------------------------------------------
                                                                         2004          2003          2002           2001      2000
                                                                         ----          ----          ----           ----      ----
TAX-EXEMPT MONEY MARKET FUND
YEARS ENDED OCTOBER 31
NET ASSET VALUE, BEGINNING OF PERIOD                                   $ [    ]   $   1.00     $   1.00     $   1.00     $   1.00
                                                                       --------   ---------    ---------    ---------    ---------
      INCOME FROM INVESTMENT OPERATIONS:

            Net investment income (loss)                                 [    ]       0.005        0.010        0.025        0.033
            Net realized and unrealized gain/(loss) on investments       [    ]       0.005        0.010        0.025        0.033
                                                                       --------   ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                                         $ [    ]   $   1.00     $   1.00     $   1.00     $   1.00
                                                                       ========   =========    =========    =========    =========
TOTAL RETURN                                                             [    ]       0.52%        1.00%        2.57%        3.39%

      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

       Net assets, end of period (in thousands)                        $ [    ]    $  30,162    $  33,300    $  31,527    $  28,596
       Ratio of operating expenses to average net assets                 [    ]        0.67%        0.67%        0.74%        0.72%
       Ratio of net investment income/ (loss) to average net assets      [    ]        0.53%        0.99%        2.52%        3.33%
       Ratio of operating expenses to average net assets without
               fee waivers, expenses reimbursed and/or fees reduced by
               credits allowed by the custodian(2)                       [    ]        0.79%        0.78%        0.74%        0.88%

                        CLASS B                                                               CLASS C
----------------------------------------------------------         ----------------------------------------
2004          2003         2002         2001          2000         2004           2003       2002(4)
----          ----         ----         ----          ----         ----           ----       ------
$  [   ]   $     1.00   $     1.00   $     1.00   $     1.00   $     [   ]   $      1.00   $      1.00
--------   ----------   ----------   ----------   ----------   -----------   -----------   -----------
   [   ]         0.001        0.003        0.033        0.046        [   ]          0.001         0.002
   [   ]         0.001        0.003        0.033        0.046        [   ]          0.001         0.002
--------   ----------   ----------   ----------   ----------   -----------   -----------   -----------
$  [   ]   $     1.00   $     1.00   $     1.00   $     1.00   $     [   ]   $      1.00   $      1.00
========   ==========   ==========   ==========   ==========   ===========   ===========   ===========
   [   ]         0.05%        0.34%        3.32%        4.68%        [   ]          0.06%         0.17%
$  [   ]   $   79,314   $  104,530   $   74,603   $   23,469   $     [   ]   $     5,046   $     3,676
   [   ]       1.33%        1.67%        1.69%        1.71%          [   ]          1.29%         1.64%(5)
   [   ]        0.04%        0.33%        3.16%        4.56%         [   ]          0.08%         0.36%(5)
   [   ]        1.71%        1.67%        1.69%        1.71%         [   ]          1.67%         1.64%(5)

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                                       CLASS A
                                                                               ---------------------------------------------------
                                                                               2004        2003        2002       2001        2000
                                                                               ----        ----        ----       ----        ----
CALIFORNIA MONEY FUND
YEARS ENDED OCTOBER 31
NET ASSET VALUE, BEGINNING OF PERIOD                                         $   [   ]   $   1.00   $    1.00   $    1.00  $   1.00
                                                                             ---------   ---------  ----------  ---------- ---------
      INCOME FROM INVESTMENT OPERATIONS:
            Net investment income (loss)                                         [   ]       0.005       0.008       0.023     0.028
            Net realized and unrealized gain/(loss) on investments               [   ]       0.005       0.008       0.023     0.028
                                                                             ---------   ---------  ----------  ---------- ---------
NET ASSET VALUE, END OF PERIOD                                               $   [   ]   $   1.00   $    1.00   $    1.00  $   1.00
                                                                             =========   =========  ==========  ========== =========
TOTAL RETURN                                                                     [   ]       0.50%       0.89%       2.32%     2.79%

      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
            Net assets, end of period (in thousands)                         $   [   ]   $ 24,730   $  27,673   $  42,558  $ 35,407
            Ratio of operating expenses to average net assets                    [   ]       0.63%       0.63%       0.62%     0.69%
            Ratio of net investment income/(loss) to average net assets          [   ]       0.50%       0.89%       2.27%     2.76%
            Ratio of operating expenses to average net assets without
               fee waivers, expenses reimbursed and/or fees reduced by
               credits allowed by the custodian(2)                               [   ]       0.80%       0.70%       0.70%     0.69%



NOTES TO FINANCIAL HIGHLIGHTS

1 Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

2 Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

3     The REIT Fund commenced operations on March 1, 2003.

4     Per share numbers have been calculated using the average shares method.

5     Annualized.

6     On March 1, 2002 the Funds commenced selling Class C shares.

7     Amount represents less than $0.01 per share.

8     The Mid Cap Stock Fund commenced operations on March 1, 2000.

9     The Small Cap Value Fund commenced operations on March 1, 2004.

APPENDIX A

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:

- Aaa, Aa -- Bonds which are rated Aaa or Aa are judged to be of the highest quality and high quality, respectively. Together, they comprise what is generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

- A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

- Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

- Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

- B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

- Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

- Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

- C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S BOND RATINGS:

- AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

- BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

- BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse business, economic and financial conditions.

- D -- Bonds rated D are in payment default, meaning payment of interest and/or repayment of principal is in arrears.

DESCRIPTION OF FITCH CORPORATE BOND RATINGS

Investment Grade

- AAA -- Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

- AA -- Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

- A -- High credit quality. A ratings denote a low expectation of credit risk.

The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

- BBB -- Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

- BB -- Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

- B -- Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

- CCC, CC, C -- High default risk. Default risk is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

- DDD, DD, D -- Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90% -- 100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50% -- 90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

FOR MORE INFORMATION ABOUT THE WM GROUP OF FUNDS

The WM Group's Statement of Additional Information (SAI) and Annual and Semi-annual Reports to shareholders include additional information about the Portfolios and Funds. The SAI and the Independent Auditors' Reports, along with the financial statements, included in the Portfolios' and Funds' most recent Annual Reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes. The Portfolio's and Funds' Annual Reports discuss the market conditions and investment strategies that significantly affected performance during the last fiscal year. You may obtain free copies of these materials, request other information about the WM Group of Funds, or make shareholder inquiries by contacting your financial advisor, by calling toll-free 1-800-222-5852, or by visiting www.wmgroupoffunds.com.

You may review and copy information about the Portfolios and Funds, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Portfolios and Funds on the EDGAR database or the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the following file numbers:

FILE NO. 811-00123                     FILE NO. 811-05775
Money Market Fund                      California Money Fund
Tax- Exempt Money Market Fund          Short Term Income Fund
U.S. Government Securities Fund        California Municipal Fund
Income Fund                            California Insured Intermediate
High Yield Fund                           Municipal Fund Growth Fund
Tax-Exempt Bond Fund                   Small Cap Growth Fund
REFT Fund                              International Growth Fund
Equity Income Fund                     FILE NO. 811-07577
Growth & Income Fund                   Strategic Growth Portfolio
Mid Cap Stock Fund                     Conservative Growth Portfolio
West Coast Equity Fund                 Balanced Portfolio
Small Cap Value Fund                   Conservative Balanced Portfolio
                                       Flexible Income Portfolio

                                WM GROUP OF FUNDS
                               I SHARE PROSPECTUS
                                  MARCH 1, 2005



                                  EQUITY FUNDS



                                   - REIT FUND
                              - EQUITY INCOME FUND
                             - GROWTH & INCOME FUND
                            - WEST COAST EQUITY FUND
                              - MID CAP STOCK FUND
                                  - GROWTH FUND
                             - SMALL CAP VALUE FUND
                             - SMALL CAP GROWTH FUND
                           - INTERNATIONAL GROWTH FUND



                               FIXED-INCOME FUNDS



                            - SHORT TERM INCOME FUND
                        - U.S. GOVERNMENT SECURITIES FUND
                                  - INCOME FUND
                                - HIGH YIELD FUND



                                   MONEY FUND



                               - MONEY MARKET FUND



     The WM Group of Funds provides a broad selection of investment choices.



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a crime.

                                WM GROUP OF FUNDS


                                  MARCH 1, 2005


                                TABLE OF CONTENTS


                                                     PAGE
[TBA]

                               RISK/RETURN SUMMARY

The WM Group of Funds provides a broad range of investment choices. This summary identifies the investment objective, principal investment strategies and principal risks of each Fund. The principal investment strategies identified in this summary are not the only investment strategies available to the Funds, and some of the principal investment strategies may not be available at any given time. For a discussion of other investment strategies available to the Funds, please see the Statement of Additional Information (the "SAI").


Strategies and Risks


The principal investment strategies identified in this summary provide specific information about each of the Funds, but there are some general principles WM Advisors, Inc. ("WM Advisors") and the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, WM Advisors and the sub-advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors and the sub-advisors will generally consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, and the credit quality of individual issuers.


The discussion of each Fund's principal investment strategies includes some of the principal risks of investing in such a Fund. You can find a more detailed description of these and other principal risks of an investment in each Fund, under "Summary of Principal Risks." Investments mentioned in the summary and described in greater detail under "Common Investment Practices" below appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Funds, and the related risks, before you invest.



Performance



Below the description of each Fund (other than Funds that have not been in operation for a full calendar year as of the date of this prospectus) is a bar chart showing how the investment returns of its Class A shares have varied over the past ten years, or for the period since the Fund began if it is less than ten years old or greater than one year. The bar chart is intended to provide some indication of the volatility of the Fund's returns. The performance table following each bar chart shows how, for each applicable class of shares, average annual total returns of the Fund or Class, compare to returns of a broad-based securities market index for the last one, five and ten years (or, in the case of a newer Fund or Class, since the inception of the Fund or Class). Performance shown in the table reflects the maximum applicable sales charge, but performance shown in the bar chart does not reflect any sales charges. Past performance (before and after taxes) does not guarantee future results.



There can be no assurance that any Fund will achieve its objective. It is possible to lose money by investing in the Funds. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Funds.

                                    REIT Fund


OBJECTIVE This Fund seeks to provide a high level of current income and intermediate- to long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in REAL ESTATE INVESTMENT TRUST ("REIT") SECURITIES or fixed-income securities of issuers that are principally engaged in the U.S. real estate or related industries. The Fund's investments may also include CONVERTIBLE SECURITIES, MORTGAGE-BACKED SECURITIES, U.S. GOVERNMENT SECURITIES, AMERICAN DEPOSITARY RECEIPTS (ADRS) and EUROPEAN DEPOSITARY RECEIPTS (EDRS), REPURCHASE AGREEMENTS, and ZERO-COUPON BONDS.



WM Advisors seeks investments for the Fund that represent a variety of sectors in the real estate industry. In selecting investments for the Fund, WM Advisors looks for high-quality REITs at attractive valuations that have fundamental indicators of dividend growth potential, capital appreciation, a strong financial position, low tenant concentration, and solid management demonstrating consistency in adding value and generating cash flow.


Among the principal risks of investing in the Fund are:


- Market risk                              - Real Estate risk
- Credit risk                              - Derivatives risk
- Currency risk                            - Liquidity risk
- Foreign Investment risk                  - Management risk
- Leveraging risk                          - Smaller Company risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)



[REIT Fund Bar Graph]



                           ANNUAL RETURN
                           -------------
2004



During the periods shown above, the highest quarterly return was [ ]% (for the quarter ended[ ]and the lowest was [ ]% (for the quarter ended [ ].



                                PERFORMANCE TABLE



                                                              SINCE
AVERAGE ANNUAL TOTAL RETURNS                                INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                        (3/1/04)
CLASS I Shares                                                 [  ]
[NAREIT INDEX(1)                                 [  ]



(1)This index reflects the aggregate performance of all publicly traded REITs that own, develop and manage properties.

                               EQUITY INCOME Fund


OBJECTIVE This Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in dividend-paying common stocks and preferred stocks. The Fund's investments may also include bonds, convertible securities, U.S. GOVERNMENT SECURITIES, ADRS and EDRS, MORTGAGE-BACKED SECURITIES, REPURCHASE AGREEMENTS, and REIT SECURITIES.



In selecting investments for the Fund, WM Advisors looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in "value" stocks currently selling for less than WM Advisors believes they are worth.


Among the principal risks of investing in the Fund are:


- Market risk                               - Real Estate risk
- Credit risk                               - Derivatives risk
- Currency risk                             - Liquidity risk
- Foreign Investment risk                   - Management risk
- Leveraging risk                           - Smaller Company risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)



[Equity Income Fund Bar Graph]



                                        ANNUAL RETURN
                                        -------------
2001                                          7.78
2002                                        -12.53
2003                                         29.66
2004



During the periods shown above, the highest quarterly return was 5.56% (for the quarter ended 12/31/03), and the lowest was -3.66% (for the quarter ended 9/30/01).


                                PERFORMANCE TABLE


                                                                   SINCE
                                                    PAST          CLASS I
AVERAGE ANNUAL TOTAL RETURNS                        ONE          INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)               YEAR          (8/1/00)
CLASS I Shares                                       [ ]            [ ]
S&P 500 Index(1)                                     [ ]            [ ]
S&P 500/BARRA VALUE INDEX(2)                         [ ]            [ ]



(1)This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.



(2)This index is constructed by ranking the securities in the S&P 500 Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500 Index.

                              GROWTH & INCOME Fund


OBJECTIVE This Fund seeks to provide long-term capital growth. Current income is a secondary consideration.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks. In selecting investments for the Fund, WM Advisors looks for common stocks that it believes are currently undervalued and whose issuers WM Advisors believes have the potential to increase earnings over time. WM Advisors seeks companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.


Among the principal risks of investing in the Fund are:


- Market risk                               - Real Estate risk
- Credit risk                               - Derivatives risk
- Currency risk                             - Liquidity risk
- Foreign Investment risk                   - Management risk
- Leveraging risk                           - Smaller Company risk



                   CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)



[Growth & Income Fund Bar Graph]



                                 ANNUAL RETURN
                                 -------------
1999                                 18.56
2000                                  1.86
2001                                 -2.91
2002                                -20.11
2003                                 26.56
2004



During the periods shown above, the highest quarterly return was 12.04% (for the quarter ended 12/31/99), and the lowest was -3.22% (for the quarter ended 9/30/01).


                                PERFORMANCE TABLE


                                                                         SINCE
                                                PAST        PAST        CLASS I
AVERAGE ANNUAL TOTAL RETURNS                    ONE         FIVE       INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)           YEAR       YEARS       (3/23/98)
CLASS I Shares                                   [ ]        [ ]           [ ]
S&P 500 Index(1)                                 [ ]        [ ]           [ ]



(1)This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.

                             WEST COAST EQUITY Fund


OBJECTIVE This Fund seeks to provide long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies located or doing business in Alaska, California, Idaho, Montana, Oregon, and Washington. The Fund's investments may include REIT SECURITIES.


In selecting investments for the Fund, WM Advisors looks for equity securities that it believes are undervalued, yet well-managed, with excellent long-term growth possibilities.

Among the principal risks of investing in the Fund are:


- Market risk                               - Real Estate risk
- Credit risk                               - Derivatives risk
- Currency risk                             - Liquidity risk
- Foreign Investment risk                   - Management risk
- Geographic Concentration risk             - Smaller Company risk
- Leveraging risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)(1)



[West Coast Equity Fund Bar Graph]



                        ANNUAL RETURN
                        -------------
2000                         6.99
2001                         6.69
2002                       -22.19
2003                        41.87
2004



During the periods shown above, the highest quarterly return was 29.93% (for the quarter ended 6/30/01), and the lowest was -25.10% (for the quarter ended 9/30/01).



                               PERFORMANCE TABLE(1)



                                                                         SINCE
                                          PAST           PAST           CLASS I
AVERAGE ANNUAL TOTAL RETURNS              ONE            FIVE          INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)     YEAR           YEARS          (6/7/99)
CLASS I SHARES                             [ ]            [ ]             [ ]
RUSSELL 3000 INDEX(2)                      [ ]            [ ]             [ ]



(1) The Fund's performance through December 31, 1997 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2)This index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

                               MID CAP STOCK Fund


OBJECTIVE This Fund seeks to provide long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies having market capitalizations in the range of companies included in the S&P MidCap 400 Index at the time of purchase. In selecting investments for the Fund, WM Advisors looks for equity investments in companies that have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.



In determining whether securities should be sold, WM Advisors considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P MidCap 400 Index.


Among the principal risks of investing in the Fund are:


- Market risk                               - Management risk
- Credit risk                               - Smaller Company risk
- Currency risk                             - Real Estate risk
- Foreign Investment risk                   - Derivatives risk
- Leveraging risk                           - Liquidity risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)



[Mid Cap Stock Fund Bar Graph]



                                        ANNUAL RETURN
                                        -------------
2001                                        11.38
2002                                       -10.07
2003                                        27.23
2004



During the periods shown above, the highest quarterly return was 14.01% (for the quarter ended 12/31/01), and the lowest was -12.71% (for the quarter ended 9/30/01).


                                PERFORMANCE TABLE


                                                                      SINCE
                                                        PAST         CLASS I
AVERAGE ANNUAL TOTAL RETURNS                            ONE         INCEPTION
(FOR PERIODS ENDED DECEMBER  31, 2004)                  YEAR         (3/1/00)
CLASS I SHARES                                           [ ]           [ ]
S&P MIDCAP 400 INDEX(1)                                  [ ]           [ ]



(1)This is an unmanaged index of the common stocks of 400 mid-size companies, selected on the basis of market capitalization, liquidity and industry representation.

                                   GROWTH Fund


OBJECTIVE This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks, including FOREIGN INVESTMENTS, that, in the opinion of WM Advisors or a sub-advisor, offer potential for growth. The Fund may also invest in commercial paper and preferred stock.

In selecting investments for the Fund, the Fund's three sub-advisors look for individual companies that they believe have exceptional potential for growth. WM Advisors will determine the proportion of the Fund's assets to be managed by each sub-advisor. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams. In addition, the sub-advisors may consider broad macroeconomic indicators in making investment decisions for the Fund.

Among the principal risks of investing in the Fund are:


- Market risk                               - Derivatives risk
- Credit risk                               - Liquidity risk
- Currency risk                             - Management risk
- Foreign Investment risk                   - Smaller Company risk
- Leveraging risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)(1)



[Growth Fund Bar Graph]



                                ANNUAL RETURN
                                -------------
1997                                50.01
1998                                75.08
1999                                94.67
2000                               -21.68
2001                               -29.02
2002                               -31.37
2003                                28.49
2004


During the periods shown above, the highest quarterly return was 42.86% (for the quarter ended 12/31/99), and the lowest was -24.00% (for the quarter ended 3/31/01).


                               PERFORMANCE TABLE(1)



                                                                         SINCE
                                                 PAST      PAST         CLASS I
AVERAGE ANNUAL TOTAL RETURNS                     ONE       FIVE        INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004             YEAR     YEARS        (7/25/96)
CLASS I SHARES                                   [ ]       [ ]            [ ]
RUSSELL 1000 GROWTH INDEX(2)                     [ ]       [ ]            [ ]



(1) The Fund's performance through December 31, 2000 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) This index represents the performance of those companies in the Russell 1000 Growth Index (the 1,000 largest companies included in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values.

                              SMALL CAP VALUE Fund



OBJECTIVE The Fund seeks to provide long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in publicly traded small-cap equity securities. The Fund invests primarily in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase.



In selecting investments for the Fund, WM Advisors uses a value approach that focuses on securities of companies that WM Advisors believes are trading at a meaningful discount from the value of the companies' assets and ongoing operations. WM Advisors generally uses a long-term investment approach and will sell a security when it believes that the full value of the business entity is reflected in the security's price. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the Russell 2000 Index.



Among the principal risks of investing in the Fund are:



- Market risk                               - Real Estate risk
- Credit risk                               - Derivatives risk
- Currency Risk                             - Liquidity risk
- Foreign Investment risk                   - Management risk
- Leveraging risk                           - Smaller Company risk



NO PERFORMANCE INFORMATION FOR THE SMALL CAP VALUE FUND IS AVAILABLE BECAUSE THE FUND HAD NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR AS OF THE DATE OF THIS PROSPECTUS.

                              SMALL CAP GROWTH Fund


OBJECTIVE This Fund (formerly the "Small Cap Stock Fund") seeks to provide long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase.



In selecting investments for the Fund, WM Advisors or the Fund's sub-advisor looks for individual companies that it believes offer potential for organic growth. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams, products and services. The broad evaluation of a particular sector and market trends are also considered in the analysis of a company's potential. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the Russell 2000 Index.


Among the principal risks of investing in the Fund are:


- Market risk                               - Derivatives risk
- Credit risk                               - Liquidity risk
- Currency risk                             - Management risk
- Foreign Investment risk                   - Smaller Company risk
- Leveraging risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)



[Small Cap Growth Fund Bar Graph]



                        ANNUAL RETURN
                        -------------
1997                        16.36
1998                         5.24
1999                        71.61
2000                       -11.53
2001                       -13.15
2002                       -47.00
2003                        70.52
2004


During the periods shown above, the highest quarterly return was 54.03% (for the quarter ended 12/31/99), and the lowest was -41.23% (for the quarter ended 9/30/01).


                              PERFORMANCE TABLE(1)



                                                                         SINCE
                                                   PAST     PAST        CLASS I
AVERAGE ANNUAL TOTAL RETURNS                       ONE      FIVE       INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004               YEAR     YEARS      (7/25/96)
CLASS I SHARES                                      [ ]      N/A          N/A
RUSSELL 2000 GROWTH INDEX(2)                        [ ]      [ ]          [ ]



(1) There were no Class I shares outstanding from April 13, 1999 to January 5, 2000. Yearly performance for 1999 and Average Annual Returns for periods including the period from April 13, 1999 to January 5, 2000 reflect the performance of the Fund's Class A shares, which have higher expenses and, therefore, lower performance.



(2)This index measures the performance of those companies in the Russell 2000 Index (the 2,000 smallest companies included in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values.

                            INTERNATIONAL GROWTH Fund


OBJECTIVE This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of foreign issuers, including issuers located in developing or emerging market countries. The Fund may also use STRATEGIC TRANSACTIONS (derivatives) such as FOREIGN CURRENCY EXCHANGE TRANSACTIONS.


In selecting investments for the Fund, Capital Guardian Trust Company ("Capital Guardian"), the Fund's sub-advisor, seeks to identify foreign stocks that have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets, and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in which decisions are based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomic and political judgments on the outlook for economies, industries, currencies, and markets.


Among the principal risks of investing in the Fund are:


- Market risk                               - Derivatives risk
- Credit risk                               - Liquidity risk
- Currency risk                             - Management risk
- Foreign Investment risk                   - Smaller Company risk
- Leveraging risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)



[International Growth Fund Bar Graph]



                        ANNUAL RETURN
                        -------------
1997                         15.45
1998                         25.44
1999                         50.84
2000                        -20.61
2001                        -18.20
2002                        -14.83
2003                         34.10
2004



During the periods shown above, the highest quarterly return was 29.316% (for the quarter ended 12/31/99), and the lowest was -16.93% (for the quarter ended 9/30/01).


                                PERFORMANCE TABLE


                                                                        SINCE
                                                        PAST   PAST    CLASS I
AVERAGE ANNUAL TOTAL RETURNS                            ONE    FIVE   INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004                    YEAR   YEARS  (7/25/96)
CLASS I SHARES                                           [ ]    [ ]      [ ]
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX(1)       [ ]    [ ]      [ ]



(1) This index includes stock markets of Europe, Australasia and the Far East weighted by capitalization and represents the equity markets of 21 countries.

                             SHORT TERM INCOME FUND


OBJECTIVE This Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high quality, short-term bonds and other FIXED-INCOME SECURITIES that are rated in the top four categories by a nationally recognized statistical rating organization ("NRSRO") or are of comparable quality ("investment grade"). Under normal circumstances, the Fund maintains a dollar-weighted average duration of three years or less.



The Fund's investments may include corporate securities, U.S. and FOREIGN GOVERNMENT SECURITIES, REPURCHASE AGREEMENTS, MORTGAGE-BACKED and ASSET-BACKED SECURITIES and REITS.


Among the principal risks of investing in the Fund are:


- Market risk                               - Real Estate risk
- Credit risk                               - Derivatives risk
- Currency risk                             - Liquidity risk
- Foreign Investment risk                   - Management risk
- Leveraging risk



                 CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)(1)



[Short Term Income Fund Bar Graph]



                         ANNUAL RETURN
                         -------------
1997                          5.21
1998                          4.80
1999                          3.08
2000                          8.33
2001                          8.52
2002                          5.98
2003                          4.87
2004



During the periods shown above, the highest quarterly return was 3.28% (for the quarter ended 9/30/01), and the lowest was 0.07% (for the quarter ended 06/30/99).



                              PERFORMANCE TABLE(1)



                                                                                  SINCE
                                                                PAST    PAST     CLASS I
AVERAGE ANNUAL TOTAL RETURNS                                    ONE     FIVE    INCEPTION
(FOR PERIODS ENDED DECEMBER                                     YEAR    YEARS   (7/25/96)
CLASS I SHARES                                                   [ ]     [ ]       [ ]
CITIGROUP BROAD INVESTMENT-GRADE CREDIT 1-3 YEARS INDEX(2)       [ ]     [ ]       [ ]



(1) The Fund's performance through December 31, 2003 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) This index measures the performance of bonds including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities with maturities between 1 and 3 years.

                        U.S. GOVERNMENT SECURITIES Fund


OBJECTIVE This Fund seeks to provide a high level of current income consistent with safety and liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in U.S. GOVERNMENT SECURITIES, including collateralized mortgage obligations and other MORTGAGE-BACKED SECURITIES. The Fund may also invest in DOLLAR ROLLS, which may involve leverage.


The Fund invests without limit in obligations of U.S. government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. government, but only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) or by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds). The Fund may invest up to 20% of its assets in mortgage-backed and other securities that are not U.S. government securities. These obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.


Among the principal risks of investing in the Fund are:


- Market risk                               - Derivatives risk
- Credit risk                               - Liquidity risk
- Leveraging risk                       - Management risk



                 CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)(1)



[U.S. Government Securities Fund Bar Graph]



                ANNUAL RETURN
                -------------
1999                 0.13
2000                10.27
2001                 7.16
2002                 8.37
2003                 1.83
2004



During the periods shown above, the highest quarterly return was 6.48% (for the quarter ended 6/30/95), and the lowest was -3.68% (for the quarter ended 3/31/94).



                              PERFORMANCE TABLE(1)



                                                                SINCE
                                             PAST     PAST     CLASS I
AVERAGE ANNUAL TOTAL RETURNS                 ONE      FIVE    INCEPTION
(FOR PERIODS ENDED DECEMBER                  YEAR    YEARS    (3/23/98)
CLASS I SHARES                               [  ]     [  ]       [  ]
CITIGROUP MORTGAGE INDEX(2)                  [  ]     [  ]       [  ]



1 The Fund's performance through December 31, 2000 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. On March 1, 2004, the investment policies of the Fund were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.



2 This index represents the mortgage-backed securities component of Citigroup's Broad Investment-Grade Bond Index, and it consists of 30-and 15-year agency-issued (GNMA, FNMA, and FHLMC) pass through securities as well as FNMA and FHLMC balloon mortgages.

                                   INCOME Fund


OBJECTIVE This Fund seeks to provide a high level of current income consistent with preservation of capital.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in a diversified pool of FIXED-INCOME SECURITIES, including corporate securities, U.S. GOVERNMENT SECURITIES and MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), up to 35% of which may be in BELOW-INVESTMENT-GRADE SECURITIES (sometimes called "junk bonds"). The Fund may also invest in convertible securities and REITS.


Among the principal risks of investing in the Fund are:


- Market risk                                        - Real Estate risk
- Credit risk                                        - Derivatives risk
- Currency risk                                      - Liquidity risk
- Foreign Investment risk                   - Management risk
- Leveraging risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)(1)



[Income Fund Bar Graph]



                                        ANNUAL RETURN
                                        -------------
1995                                        21.58
1996                                         3.46
1997                                        10.51
1998                                         7.15
1999                                         0.09
2000                                         9.05
2001                                         8.09
2002                                         8.11
2003                                         8.95
2004



During the periods shown above, the highest quarterly return was 8.04% (for the quarter ended 6/30/95), and the lowest was -3.95% (for the quarter ended 3/31/94).



                              PERFORMANCE TABLE(1)



                                                                                      SINCE
                                                              PAST       PAST        CLASS I
ANNUAL TOTAL RETURNS                                          ONE        FIVE       INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                         YEAR       YEARS      (3/23/98)
CLASS I SHARES                                                [  ]       [  ]          [  ]
CITIGROUP BROAD INVESTMENT-GRADE BOND INDEX(2)                [  ]       [  ]          [  ]



(1) The Fund's performance through December 31, 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) This index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, and includes institutionally traded U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade securities.

                                 HIGH YIELD Fund


OBJECTIVE This Fund seeks to provide a high level of current income.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-yielding BELOW-INVESTMENT-GRADE FIXED-INCOME SECURITIES (sometimes called "junk bonds"), which may include FOREIGN INVESTMENTS. The Fund may also invest in higher-rated FIXED-INCOME SECURITIES, preferred stock and convertible securities.


Among the principal risks of investing in the Fund are:


- Market risk                                        - Derivatives risk
- Credit risk                                        - Liquidity risk
- Currency risk                                      - Management risk
- Foreign Investment risk                   - Smaller Company risk
- Leveraging risk



                 CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)(1)



[High Yield Fund Bar Graph]



                                          ANNUAL RETURN
                                          -------------
1999                                          12.02
2000                                          -1.53
2001                                           3.14
2002                                           3.66
2003                                          28.10
2004



During the period shown above, the highest quarterly return was 11.01% (for the quarter ended 6/30/03), and the lowest was -5.41% (for the quarter ended 12/31/00).



                              PERFORMANCE TABLE(1)



                                                                         SINCE
                                                     PAST      PAST     CLASS I
ANNUAL TOTAL RETURNS(1)                              ONE       FIVE    INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                YEAR      YEARS   (7/28/98)
CLASS I SHARES                                       [   ]     [   ]     [   ]
CITIGROUP HIGH YIELD MARKET INDEX(2)                 [   ]     [   ]     [   ]



(1) The Fund's performance through December 31, 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) This index measures the performance of below-investment-grade debt issued by corporations domiciled in the U.S. or Canada.

                                MONEY MARKET Fund


OBJECTIVE This Fund seeks to maximize current income while preserving capital and maintaining liquidity.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high-quality money market instruments, which may include U.S. GOVERNMENT SECURITIES, corporate obligations, FLOATING AND VARIABLE RATE SECURITIES, MUNICIPAL OBLIGATIONS, U.S. dollar-denominated FOREIGN INVESTMENTS, ASSET-BACKED SECURITIES, REPURCHASE AGREEMENTS, and WHEN-ISSUED and DELAYED-DELIVERY TRANSACTIONS.


Among the principal risks of investing in the Fund are:


- Market risk                                        - Liquidity risk
- Credit risk                                        - Management risk
- Foreign Investment risk                    - Money Market risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS I SHARES)



[Money Market Fund Bar Graph]



                                     ANNUAL RETURN
                                     -------------
1995                                     5.33
1996                                     4.88
1997                                     5.04
1998                                     5.00
1999                                     4.56
2000                                     6.01
2001                                     3.65
2002                                     1.31
2003                                     0.70
2004



During the periods shown in the above bar chart, the highest quarterly return was 1.56% (for the quarter ended 12/31/00), and the lowest was 0.15% (for the quarters ended 9/30/03 and 12/31/03).



                              PERFORMANCE TABLE(1)



                                                                              SINCE
                                                            PAST     PAST     CLASS C
ANNUAL TOTAL RETURNS                                        ONE      FIVE    INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                       YEAR     YEARS    (3/1/02)
CLASS A SHARES                                              [  ]     [  ]       [  ]
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(2)               [  ]     [  ]       [  ]



(1) The performance of the Fund's Class B and Class C shares through December 31, 2003 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) This is an unmanaged index that measures the performance of 3-month U.S. Treasury bills currently available in the marketplace.

SUMMARY OF PRINCIPAL RISKS


The value of your investment in a Fund changes with the value of the investments held by that Fund. Many factors can affect that value, and it is possible that you may lose money by investing in the Funds. Factors that may affect a particular Fund as a whole are called "principal risks." They are summarized in this section. The chart at the end of this section displays similar information. All Funds are subject to principal risks. These risks can change over time, because the types of investments made by the Funds can change over time. Investments mentioned in this summary and described in greater detail under "Fund Investment Strategies" or "Common Investment Practices" appear in BOLD TYPE. Those sections also include more information about the Funds, their investments and the related risks.



MARKET RISK. Each of the Funds is subject to market risk, which is the general risk of unfavorable changes in the market value of a fund's portfolio of securities.


One aspect of market risk is interest rate risk. As interest rates rise, the value of your investment in a Fund is likely to decline because its income-producing equity or fixed-income investments are likely to be worth less.


Even funds such as the Short Term Income and U.S. Government Securities Funds are subject to interest rate risk, even though they generally invest substantial portions of their assets in the highest quality fixed-income securities, such as U.S. GOVERNMENT SECURITIES.



Interest rate risk is generally greater for funds that invest in FIXED-INCOME SECURITIES with longer maturities. This risk may be compounded for Funds such as the U.S. Government Securities and Income Funds that invest in MORTGAGE-BACKED or other ASSET-BACKED SECURITIES which may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable -- when interest rates are rising. Increased market risk is also likely for funds such as the Short Term Income and Income Funds that invest in debt securities paying no interest, such as ZERO-COUPON and PAYMENT-IN-KIND SECURITIES.



Except for the REIT Fund with respect to real estate, none of the Funds concentrates its assets in any particular industry. However, any of the Funds may concentrate its assets in a broad economic sector or geographic region. To the extent such investments are affected by common economic forces and other factors, this may increase a fund's vulnerability to such factors.



The Equity Funds, by investing in equity securities, such as common stock, preferred stock and convertible securities, are exposed to a separate set of market risks. Those risks include the risk of broader equity market declines as well as more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.



CREDIT RISK. Each of the Funds may be subject to credit risk to the extent that it invests, directly or indirectly, in FIXED-INCOME SECURITIES, REITS or STRATEGIC TRANSACTIONS. This is the risk that the issuer or the guarantor of a fixed-income security or other obligation, or the counterparty to any of a Fund's portfolio transactions (including, without limitation, REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, LENDING OF SECURITIES, STRATEGIC TRANSACTIONS, and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in credit ratings, apply. Credit risk is particularly significant for Funds such as the Equity Income, Growth & Income, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, Income, and High Yield Funds that may invest significantly in BELOW-INVESTMENT-GRADE SECURITIES. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income, High Yield, and Money Market Funds, which make FOREIGN INVESTMENTS denominated in U.S. dollars, are also subject to increased credit risk because of the added difficulties associated with requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.



CURRENCY RISK. Funds such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds that invest in securities denominated in, and/or receive revenues in, foreign currencies will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.

FOREIGN INVESTMENT RISK. Each of the Funds that can make FOREIGN INVESTMENTS, such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income, High Yield and Money Market Funds, may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated.



GEOGRAPHIC CONCENTRATION RISK. Funds such as the West Coast Equity Fund that invest significant portions of their assets in concentrated geographic areas like the northwestern United States and/or California generally have more exposure to regional economic risks than Funds making investments more broadly.



LEVERAGING RISK. When a Fund is BORROWING money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. The REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income, and High Yield Funds may achieve leverage by using REVERSE REPURCHASE AGREEMENTS and/or DOLLAR ROLLS. The REIT, Equity Income and Growth & Income Funds and the Fixed-Income Funds may achieve leverage through the use of INVERSE FLOATING RATE INVESTMENTS. With the exception of the Money Market Fund, each Fundmay also take on leveraging risk by investing collateral from securities loans, by using STRATEGIC TRANSACTIONS (derivatives), or by BORROWING money to meet redemption requests. The Money Funds may take on leveraging risk by investing collateral from securities loans and by borrowing money to meet redemption requests.



REAL ESTATE RISK. Funds such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Small Cap Value, Short Term Income and Income Funds, which may invest a significant portion of their assets in REITS, are subject to risks affecting real estate investments. Investments in the real estate industry, even though representing interests in different companies and sectors within the industry, may be affected by common economic forces and other factors. This increases a fund's vulnerability to factors affecting the real estate industry. This risk is significantly greater than for a fund that invests in a range of industries, and may result in greater losses and volatility. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. A fund investing in REITs will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the fund. A Fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and/or fail to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The REIT Fund is especially sensitive to these risks because it normally invests at least 80% of its net assets plus borrowings for investment purposes in REIT securities.



DERIVATIVES RISK. Each of the Funds, except the Money Market Fund, may, subject to the limitations and restrictions stated elsewhere in this Prospectus and the SAI, enter into STRATEGIC TRANSACTIONS involving derivatives such as forward contracts, futures contracts, options, swaps, caps, floors and collars, which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate, or index. In addition to other risks, such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.



LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a fund from selling out of these ILLIQUID SECURITIES at an advantageous price. All of the Portfolios and Funds may be subject to liquidity risk. Funds that engage in STRATEGIC TRANSACTIONS, make FOREIGN INVESTMENTS, or invest in securities involving substantial market and/or credit risk tend to be subject to greater liquidity risk. In addition, liquidity risk increases for funds that hold RESTRICTED SECURITIES.



MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed investment portfolio. WM Advisors, or the sub-advisor if applicable, will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will meet stated objectives or produce desired results. In some cases derivatives and other investments may be unavailable or WM Advisors or the sub-advisor may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Funds.



SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The Equity Funds and the High Yield Fund generally have the greatest exposure to this risk.

MONEY MARKET RISK. Although the Money Funds are designed to be relatively low risk investments, they are not entirely free of risk. The Money Funds may not be able to maintain a net asset value ("NAV") of $1.00 per share as a result of a deterioration in the credit quality of issuers whose securities the Funds hold, or an increase in interest rates. In addition, investments in the Money Funds are subject to the risk that inflation may erode the Funds' purchasing power over time.

                             PRINCIPAL RISKS BY FUND



The following chart summarizes the principal risks of each Fund other than market risk, credit risk, liquidity risk, management risk and portfolio reallocation risk, which apply to all of the Funds. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.



                              Foreign   Geographic               Real                Smaller Money
                    Currency Investment Concentration Leveraging Estate Derivatives  Company Market
                      Risk      Risk        Risk         Risk     Risk     Risk         Risk   Risk
REIT                   X          X                        X        X        X            X
Fund

EQUITY INCOME          X          X                        X        X        X            X
Fund

GROWTH & INCOME        X          X                        X        X        X            X
Fund

WEST COAST EQUITY      X          X           X                     X        X            X
Fund

MID CAP STOCK          X          X                        X        X        X            X
Fund

GROWTH                 X          X                        X                 X            X
Fund

SMALL CAP VALUE        X          X                        X                 X            X
Fund

SMALL CAP GROWTH       X          X                        X                 X            X
Fund

INTERNATIONAL
GROWTH                 X          X                        X                 X
Fund

SHORT TERM INCOME      X          X                        X                 X
Fund

U.S. GOVERNMENT
SECURITIES             X          X                        X                 X
Fund

INCOME                 X          X                        X                 X
Fund

HIGH YIELD             X          X                        X                 X
Fund

MONEY MARKET           X          X                        X                                     X
Fund

                         FEES AND EXPENSES OF THE FUNDS


This table describes the fees and expenses that you may pay if you invest in Class I shares of a Fund. Each of the Funds may offer other classes of shares that are subject to different fees and expenses. For information about other classes of shares offered by the Funds, please contact WM Shareholder Services at 800-222-5852. The examples on the next two pages are intended to help you compare the cost of investing in the Funds with the costs of investing in other mutual funds. The examples assume that your investment has a 5% return each year, as required for illustration purposes by the Securities and Exchange Commission, and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those in the examples.



                     SHAREHOLDER FEES                                                     CLASS I
          (fees paid directly from your investment)                                    SHARES (in %)
----------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)       0.00
----------------------------------------------------------------------------------------------------
Maximum sales charge imposed on reinvested dividends                                       0.00
----------------------------------------------------------------------------------------------------
Maximum deferred sales charge ("load") (as a percentage of original purchase price
or redemption proceeds, as applicable)                                                     0.00
----------------------------------------------------------------------------------------------------
Exchange Fee                                                                               0.00
----------------------------------------------------------------------------------------------------

                                                  Fund
                                           Operating Expenses
                                      (expenses that are deducted
CLASS I SHARES                              from Fund assets)
----------------------------------------------------------------------
                                                               Total
                                                              Annual
                                                               Fund
                                   Management     Other      Operating
                                      Fees       Expenses    Expenses
                                   -----------------------------------
REIT Fund                             0.80%        [  ]%       [  ]%
----------------------------------------------------------------------
Equity Income Fund                    0.54         [  ]        [  ]
---------------------------------------------------------------------
Growth & Income Fund                  0.52         [  ]        [  ]
----------------------------------------------------------------------
West Coast Equity Fund                0.58         [  ]        [  ]
----------------------------------------------------------------------
Mid Cap Stock Fund                    0.75         [  ]        [  ]
----------------------------------------------------------------------
Growth Fund                           0.79         [  ]        [  ]
----------------------------------------------------------------------
Small Cap Value Fund(2)               0.85         [  ]        [  ]
----------------------------------------------------------------------
Small Cap Growth Fund                 0.85         [  ]        [  ]
----------------------------------------------------------------------
International Growth Fund             0.90         [  ]        [  ]
----------------------------------------------------------------------
Short Term Income Fund(3)             0.50         [  ]        [  ]
----------------------------------------------------------------------
U.S. Government Securities Fund       0.50         [  ]        [  ]
----------------------------------------------------------------------
Income Fund                           0.50         [  ]        [  ]
----------------------------------------------------------------------
High Yield Fund                       0.57         [  ]        [  ]
----------------------------------------------------------------------
Money Market Fund                     0.45         [  ]        [  ]
----------------------------------------------------------------------

                           FUND INVESTMENT STRATEGIES



This section provides a more complete description of the principal investment strategies and risks of each Fund. The "Common Investment Practices" section that follows provides additional information about the principal investment strategies of the Funds and identifies the Funds that may engage in such practices to a significant extent. The Funds may undertake other strategies for temporary defensive purposes. These strategies may cause the Funds to miss out on investment opportunities and may prevent the Funds from achieving their goals. You can find additional descriptions of the Funds' strategies and risks in the SAI. Except for policies explicitly identified as "fundamental" in this prospectus or the SAI, the investment objectives and investment policies set forth in this prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent. Except as otherwise indicated, all policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in valuation or other circumstances.


EQUITY FUNDS

REIT FUND. Under normal market conditions, the REIT Fund will normally invest at least 80% of its net assets plus any borrowings for investment purposes in REIT securities. REIT securities are investments in real estate investment trusts. The Fund may also invest in U.S. government obligations, convertible securities, mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may invest in money market instruments for temporary or defensive purposes and may invest in fixed-income securities of any maturity including mortgage-backed securities, U.S. government securities and asset-backed securities. The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. While no individual Fund is intended as a complete investment program, this is particularly true of the REIT Fund, which could be adversely impacted by economic trends within the real estate industry.

EQUITY INCOME FUND. The Equity Income Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund may invest in money market instruments for temporary or defensive purposes. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. government securities and asset-backed securities, and may also invest up to 20% of its assets in below-investment-grade bonds (sometimes called "junk bonds"). The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 20% of its assets in REITs. The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.


GROWTH & INCOME FUND. The Growth & Income Fund invests primarily in common stocks. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below-investment-grade fixed-income securities.


WEST COAST EQUITY FUND. Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of West Coast companies. WM Advisors defines West Coast companies to include those with: (i) principal executive offices located in the region,
(ii) over 50% of their work force employed in the region or (iii) over 50% of their sales within the region, which includes Alaska, California, Idaho, Montana, Oregon and Washington. While no individual fund is intended as a complete investment program, this is particularly true of the West Coast Equity Fund, which could be adversely impacted by economic trends within this six state area.

The Fund is permitted to invest in money market instruments for temporary defensive purposes. The Fund may invest up to 20% of its assets in REITs and below-investment-grade fixed-income securities (sometimes called "junk bonds").

MID CAP STOCK FUND. The Mid Cap Stock Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P MidCap 400 Index. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 20% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").

The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.


GROWTH FUND. The Growth Fund invests primarily in common stocks believed to have significant appreciation potential. The Fund also may invest in fixed-income securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 35% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").



The Fund's portfolio is managed by its three sub-advisors - Janus Capital Management LLC ("Janus"), Salomon Brothers Asset Management, Inc. ("Salomon")and OppenheimerFunds, Inc. ("Oppenheimer"). WM Advisors will determine the portion of the Fund's assets to be managed by each of the Fund's three sub-advisors.


Because WM Advisors earns different fees on the amounts allocated to each of the Fund's sub-advisors, there may be a conflict between the interests of the Fund and the economic interests of WM Advisors.

The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, provided that no more than 5% of its assets are invested in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.


SMALL CAP VALUE FUND. The Small Cap Value Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers, provided that no more than 5% of its total assets may be invested in securities of issuers located in developing or emerging countries. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds") if WM Advisors believes that doing so will be consistent with the goal of capital appreciation.



SMALL CAP GROWTH FUND. The Small Cap Growth Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers provided that no more than 5% of its total assets are to be invested in securities of issuers located in developing or emerging market countries. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds") if WM Advisors believes that doing so will be consistent with the goal of capital appreciation.



INTERNATIONAL GROWTH FUND. The International Growth Fund invests primarily in equity securities of issuers located in foreign countries that Capital Guardian, the Fund's sub-advisor, believes present attractive investment opportunities. In selecting investments for the Fund, Capital Guardian seeks to identify foreign stocks that have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in that decisions are made based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomics and political judgments on the outlook for economies, industries, currencies and markets. The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.


The Fund invests in common stock and may invest in other securities with equity characteristics, such as trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

The Fund intends to stay fully invested in the securities described above to the extent practical. Fund assets may be invested in short-term fixed-income instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, it may hold short-term investments until desirable equity securities become available. These short-term instruments are generally rated A or higher by Moody's or S&P, or, if unrated, of comparable quality in the opinion of the Fund's sub-advisor.

The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging markets, provided that no more than 5% of the Fund's total assets are invested in any one emerging market country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in investment-grade corporate fixed-income securities having maturities longer than one year, including Euro-currency instruments and securities.

FIXED-INCOME FUNDS

SHORT TERM INCOME FUND. The Short Term Income Fund maintains a weighted average duration of three years or less and a weighted average maturity of five years or less. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a fixed-income security is the weighted average term to maturity of the present value of future cash flows, including interest and principal payments. Thus, duration involves WM Advisors' judgment with respect to both interest rates and expected cash flows.

The Fund will invest substantially all of its assets in fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more NRSROs or, if unrated, are judged to be of comparable quality by WM Advisors. All fixed-income securities purchased by the Fund will be investment-grade at time of purchase.


The Fund may invest in securities issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate fixed-income securities, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The Fund may invest in fixed-income securities issued by REITs.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. Investments in foreign securities are subject to special risks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

U.S. GOVERNMENT SECURITIES FUND. The U.S. Government Securities Fund invests primarily in a selection of obligations of the U.S. government and its agencies. The Fund may also invest in collateralized mortgage obligations or repurchase agreements. The Fund may not invest less than 80% of its net assets (plus any borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government, its agencies and/or instrumentalities or in repurchase agreements or collateralized mortgage obligations secured by these obligations. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes. The Fund may also enter into dollar roll transactions.

INCOME FUND. The Income Fund invests most of its assets in:

- fixed-income and convertible securities;


- U.S. government securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), FNMA, and FHLMC or similar government agencies or government-sponsored entities;


- commercial mortgage-backed securities;

- obligations of U.S. banks that belong to the Federal Reserve System;

- preferred stocks and convertible preferred stocks;

- the highest grade commercial paper as rated by S&P, Fitch or Moody's; and

- deposits in U.S. banks.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes, and may enter into dollar roll transactions. The Fund may purchase securities of issuers that deal in real estate or securities that are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of fixed-income securities secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 35% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").

HIGH YIELD FUND. The High Yield Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities (including fixed-income securities, convertible securities and preferred stocks) rated lower than BBB by S&P or Fitch or Baa by Moody's or of equivalent quality as determined by WM Advisors. The remainder of the Fund's assets may be invested in any other securities WM Advisors believes are consistent with the Fund's objective, including higher rated fixed-income securities, common stocks and other equity securities. The Fund may also invest in securities of foreign issuers including those located in developing or emerging countries, and engage in hedging strategies involving options.


MONEY MARKET FUND. To accomplish its objective, the Money Market Fund invests solely in money market instruments that may be included in the following six general categories:



- U.S. government securities;


- short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and state and local governments and municipalities to finance short-term cash needs;

- obligations of U.S. and foreign banks with assets of more than $500 million;


- U.S. dollar denominated securities issued by foreign governments, their agencies or instrumentalities or by supranational entities;


- short-term corporate securities rated in one of the two highest rating categories by an NRSRO; and

- repurchase agreements.

COMMON INVESTMENT PRACTICES

The next several pages contain more detailed information about types of securities in which the Funds may invest, and strategies which WM Advisors or the respective sub-advisor may employ in pursuit of that Fund's investment objective. This section also includes a summary of risks and restrictions associated with these securities and investment practices. For more information, please see the SAI.


BELOW-INVESTMENT-GRADE SECURITIES. The Growth, Growth & Income, Income Funds and Tax-Exempt Bond Funds may each invest up to 35% of its total assets, and the REIT, Equity Income, West Coast Equity, Mid Cap Stock, Small Cap Value and Small Cap Growth Funds each may invest up to 20% of its total assets, in below-investment-grade fixed-income securities, sometimes referred to as "junk bonds." The High Yield Fund may invest all of its assets in these securities, and will generally invest at least 80% of its assets in such securities.



Below-investment-grade fixed-income securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for a Fund to value or to sell certain of these securities under certain market conditions. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A to this Prospectus.



BORROWING. The Funds may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price and yield may be subject to greater fluctuation until the borrowing is paid off. For the Growth, Small Cap Growth, International Growth, and Short Term Income Funds, such borrowings may not exceed 30% of total assets. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Small Cap Value, U.S. Government Securities, Income, High Yield, and Money Market Funds may borrow up to 5% of their total assets for emergency, non-investment purposes. In addition, the Money Market Fund may borrow up to 33 1/3% of their total assets to meet redemption requests. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Funds.



The Short Term Income, U.S. Government Securities, Income and High Yield Funds may enter into DOLLAR ROLL. A Fund enters into a DOLLAR ROLL by selling securities for delivery in the current month and simultaneously contracting to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. This may be considered borrowing from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested, the Fund will be subject to market risk on those securities as well as similar risk with respect to the securities the Fund is required to repurchase.



Each of the REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, and High Yield Funds may engage in REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is a decline in the market value of the securities sold (and required to be repurchased).



FIXED-INCOME SECURITIES. The market value of fixed-income securities held by a Fund and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. You should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, securities purchased by a Fund may be subject to the risk of default. Fixed-income securities, including municipal obligations, rated in the lower end of the investment-grade category (Baa or BBB) and below-investment-grade fixed-income securities may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.



The fixed-income securities in which the Funds may invest include ZERO-COUPON SECURITIES, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other fixed-income securities.



FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The REIT, Equity Income and Growth & Income Funds, and Fixed-Income Funds may purchase floating rate, inverse floating rate and variable rate securities, including participation interests therein and assignments thereof.



The Money Funds may purchase floating rate and variable rate obligations, including participation interests therein.


The Fixed-Income Funds may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations.


Each Fund may also invest in securities representing interests in tax-exempt securities, known as inverse floating obligations or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities.

The interest rates on inverse floating-rate obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating-rate obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income and High Yield Funds may, subject to the investment limitations stated elsewhere in this Prospectus and the SAI, engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. These Funds either enter into these transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.


These Funds also may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. The Fund may also enter into a forward contract to sell a currency that is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."


Forward currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen -- at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, WM Advisors or the Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.



Each of the Funds, other than the Money Market Fund (the "Non-Money Funds") (with the exception of the Equity Income, Growth & Income, West Coast Equity and U.S. Government Securities Funds) may invest in securities which are indexed to certain specific foreign currency exchange rates. These securities expose the Funds to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the fixed-income and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.


In addition, a Fund may enter into foreign currency forward contracts for non-hedging purposes. When WM Advisors or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, the Fund may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. For example, a Fund could enter into a foreign currency forward contract to sell U.S. dollars and buy a foreign currency when the value of the foreign currency is expected to rise in relation to the U.S. dollars.


While the foregoing actions are intended to protect a Fund from adverse currency movements or allow a Fund to profit from favorable currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that a Fund will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Code.



FOREIGN INVESTMENTS. The Equity Income, Growth & Income, West Coast Equity and Money Market Funds may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from:


- fluctuations in currency exchange rates;

- devaluation of currencies;

- future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions;

- reduced availability of public information concerning issuers; and

- the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains well below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Funds normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.


The Equity Funds and the Short Term Income, Income and High Yield Funds may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"), GLOBAL DEPOSITARY RECEIPTS ("GDRS") or other similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.


GEOGRAPHIC CONCENTRATION. Potential investors in the West Coast Equity Fund should consider the possibly greater risk arising from the geographic concentration of their investments.


HOLDINGS IN OTHER INVESTMENT COMPANIES. When WM Advisors or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, and High Yield Funds may, subject to any limitations imposed by the 1940 Act, invest up to 10% of its assets in securities of mutual funds or other registered investment companies that are not affiliated with WM Advisors or the Fund's sub-advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus (one of the Fund's sub-advisors), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.



ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 15% of the net assets of each Non-Money Fund and up to 10% of the net assets of the Money Market Fund, may be invested in securities that are not readily marketable. Such illiquid securities may include:

- repurchase agreements with maturities greater than seven days;

- time deposits maturing in more than seven days;

- to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

- certain over-the-counter options, as described in the SAI;

- certain variable rate demand notes having a demand period of more than seven days; and

- securities which are restricted under federal securities laws with respect to disposition (excluding certain Rule 144A securities, as described below).

Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, provided that such securities meet liquidity guidelines established by the Board of Trustees of the Funds.


Each of the Funds may purchase RESTRICTED SECURITIES (provided such securities are, in the case of the Equity Income, Growth & Income, West Coast Equity, U.S. Government Securities, Income, and Money Market Funds eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended). Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities (making restricted securities, in many instances, more liquid than they once were considered to be), investing in restricted securities could increase the level of illiquidity of the portfolio securities of a Fund. This could make it more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell these securities on short notice, it might be unable to obtain fair market value.



LENDING OF SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Growth, Small Cap Growth, International Growth and Short Term Income Funds each may lend portfolio securities up to 20% of total assets. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Small Cap Value, U.S. Government Securities, Income, High Yield and Money Market Funds each may lend portfolio securities up to 33% of its total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty's collateral invested by the Fund declines in value as a result of investment losses.



MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The REIT, Equity Income, Growth & Income, Mid Cap Stock, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income, and High Yield Funds may invest in GOVERNMENT MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA or FHLMC.


To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of a Fund may be affected by reinvestments of prepayments at higher or lower rates than the original investment.

In addition, like other fixed-income securities, the value of mortgage-backed securities will generally fluctuate in response to market interest rates.

The U.S. government guarantees the timely payment of interest and principal for GNMA certificates. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares.

Government stripped mortgage-based securities represent beneficial ownership interests in either principal distributions (principal-only securities or "PO strips") or interest distributions (interest-only securities or "IO strips") from government mortgage-backed securities. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so.


In addition, the REIT, Equity Income, Growth & Income, Mid Cap Stock, Small Cap Value, Short Term Income, U.S. Government Securities, and Income Funds may invest in non-agency mortgage-backed securities, which are similar to government mortgage-backed securities, except that they are not issued or guaranteed by governmental entities. Non-agency mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While non-agency mortgage-backed securities are generally structured with one or more types of credit enhancement, and often have high credit ratings, they lack the credit status of a governmental agency or instrumentality.



The REIT, Equity Income, Mid Cap Stock, Small Cap Value, Small Cap Growth, Short Term Income, U.S. Government Securities, Income, High Yield, and Money Market Funds may purchase ASSET-BACKED SECURITIES. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, including home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.


MUNICIPAL OBLIGATIONS, LEASES AND AMT-SUBJECT BONDS. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

The Money Market Fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, "lease obligations") of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. Certain of these lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.


"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs and water and sewer projects. Interest on AMT-subject bonds is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in AMT-subject bonds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.


REAL ESTATE INVESTMENT TRUSTS. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds may invest in real estate investment trusts, known as "REITs." In addition, the REIT Fund typically invests at least 80% of its net assets plus borrowings for investment purposes in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.


Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.


REPURCHASE AGREEMENTS. All of the Funds may invest in repurchase agreements, which are purchases of underlying fixed-income securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Repurchase agreements can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. The Tax-Exempt Money Market and California Money Funds' investments in repurchase agreements are limited by their restrictions on investment in taxable instruments. Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in repurchase agreements or other money market instruments, and the proceeds are allocated to the participating funds on a pro rata basis.



STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, each Fund, except the Money Market Fund may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. Utilizing these investment strategies, the Fund may purchase and sell, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments. It may also purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The Funds may write (sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security.



Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, the Fixed-Income Funds may enter into credit default swaps. The seller of a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or similar triggering event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the seller of a credit default swap receives from the buyer a periodic stream of payments over the term of the contract provided that no event of default or similar triggering event has occurred. If no default or other triggering event occurs, the seller would keep the stream of payments and would have no payment obligations. Credit default swaps are subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, interest rate risk, leverage risk and management risk.


All the above are collectively referred to as "strategic transactions."

Strategic transactions may be used:

- to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations;

- to protect the Fund's unrealized gains in the value of its portfolio securities;

- to facilitate the sale of such securities for investment purposes;

- to manage the effective maturity or duration of the Fund's portfolio; or

- to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities.

Some strategic transactions may also be used to seek potentially higher returns, rather than for hedging purposes. Any or all of these investment techniques may be used at any time, as the use of any strategic transaction is a function of numerous variables including market conditions.

The use of strategic transactions involves special considerations and risks; for example:

- the ability of the Fund to utilize strategic transactions successfully will depend on the ability of WM Advisors or the sub-advisor to predict pertinent market movements;

- the risk that the other party to a strategic transaction will fail to meet its obligations to the Fund;

- the risk that the Fund will be unable to close out a strategic transaction at a time when it would otherwise do so, due to the illiquidity of the strategic transaction; and


- the risk of imperfect correlation, or even no correlation, between price movements of strategic transactions and price movements of any related portfolio positions.


Strategic transactions can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the related portfolio positions.

U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government (such as GNMA bonds); others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the government-sponsored entity (such as FNMA and FHLMC bonds). Certain of these obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed- delivery basis. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Funds. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.


PORTFOLIO TRANSACTIONS AND TURNOVER. Each Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs and may increase taxable capital gains. Historical portfolio turnover rates are shown under "Financial Highlights" in this Prospectus. WM Advisors and the sub-advisors will not consider a Fund's portfolio turnover rate to be a limiting factor in making investment decisions consistent with the Fund's investment objectives and policies.

                             INVESTING IN THE FUNDS

CLASS I SHARES

Class I shares are available for purchase only by the various series of WM Strategic Asset Management Portfolios, LLC, except that WM Advisors and its affiliates may purchase Class I shares of the Money Market Fund.

They are sold at the net asset value next determined after receipt of a properly completed purchase order, and are not subject to a contingent deferred sales charge.

EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES OF ANY CLASS AT ANY TIME. Each Fund also reserves the right to reject any specific purchase order, including purchases by exchange.

DISTRIBUTION OF INCOME AND CAPITAL GAINS

The Funds distribute dividends from net investment income (which is essentially interest and dividends from securities held), minus expenses. They also make capital gain distributions if realized gains from the sale of securities exceed realized losses. The amount of dividends of net investment income and distributions of net realized long- and short-term capital gains payable to shareholders will be determined separately for each Fund. Dividends from the net investment income of the Fixed-Income and Money Funds will normally be declared daily and paid monthly. Dividends from the net investment income of the Equity Income and Growth & Income Funds will normally be declared and paid quarterly. Dividends from the net investment income of the Growth Fund will normally be declared and paid semiannually. Dividends from the net investment income of the West Coast Equity, Small Cap Stock and International Growth Funds will normally be declared and paid annually. Except as otherwise specified, the Funds distribute capital gains, if any, at least annually, normally in December.

You have three choices regarding what you do with dividends and capital gain distributions. You can make your choice at the time of your initial purchase or by contacting the Funds' offices or your investment representative. The options include:

AUTOMATIC REINVESTMENT. This procedure is automatically effective unless you choose another option. All dividends and capital gain distributions are reinvested into additional shares of the Fund.

REINVEST DIVIDENDS IN ANOTHER FUND. Income dividends may be automatically invested in the same class of shares of another Fund, provided that Fund is available for sale in your state of residence.

CASH PAYMENT OF ALL DISTRIBUTIONS. All dividends and capital gain distributions are deposited to your pre-authorized bank account or paid by check.

Reinvestments of income dividends and capital gain distributions are made at the closing NAV on the day dividends or distributions are deducted from the Fund's assets.

If you've chosen to receive dividends or capital gain distributions in cash and your check is returned as undeliverable, the Funds reserve the right (but are not obligated) to reinvest your check at the then current NAV and to automatically reinvest subsequent dividends and capital gain distributions in your account. The Funds may also automatically reinvest dividends or distributions of $10 or less.

HOW CAN I SELL MY SHARES?

You should contact your Investment Representative to redeem shares.

YOU MAY ALSO REDEEM SHARES THAT ARE REGISTERED IN YOUR NAME WITH THE TRANSFER AGENT AT ANY TIME. The price paid per share will be the NAV next calculated after receipt of a properly completed redemption request.


TELEPHONE. You may authorize telephone transactions on your Fund account application. Provided you have pre-authorized these transactions, you may redeem or exchange shares by telephoning 800-222-5852. Telephone transaction privileges may be restricted and generally will not be allowed for amount totaling more than $50,000 in a given day. You may also request these transactions through your investment representative. Proceeds may be directed to a pre-authorized bank or broker account or to the address of record for the account.


It may be difficult to reach the Trusts' offices by telephone during periods of unusual economic or market activity. Please be persistent if this occurs. The Funds' transfer agent is committed to extending its hours to 5:00 a.m. to 6:00 p.m. Pacific time during such periods. You may also use the voice response unit (VRU) that the Funds maintain, which provides account access 24 hours per day.

WRITTEN REQUEST. Redemptions also may be requested by writing the Trusts' offices. Written requests including requests for redemptions exceeding $50,000, may require a signature guarantee, as described below, and the return of any outstanding share certificates. Changes in pre-authorized redemption instructions or your account registration may also require signature guarantees of all registered owners. For your protection, the signature(s) must be guaranteed by an eligible guarantor institution which includes banks, credit unions, broker dealers, national securities exchanges, savings institutions as well as medallion signature guarantee. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

PROMPT PAYMENT. Payment normally will be made on the next business day after redemption, but no later than seven days after the transaction, unless you recently purchased Fund shares by check or Automated Clearing House transfer. In that case, redemption proceeds may be delayed for up to 15 days after the purchase transaction, until the Transfer Agent verifies collection of funds. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for seven days, as permitted by federal securities laws. Redemption proceeds will be sent by check or Automated Clearing House transfer to your bank account without charge. Wire redemption proceeds may be subject to a $10 fee. The receiving bank may also charge a fee.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders may choose to receive specific cash withdrawals of at least $50 on a periodic basis. A $5,000 minimum balance in the applicable Fund is required to establish a systematic withdrawal plan (the minimum balance requirement is waived for IRA accounts). Shares of the Fund will be redeemed to provide the requested payment. Naturally, withdrawals that continually exceed dividend income and capital gains will eventually exhaust the account. The beginning balance is the account balance at the time the plan is established.

OTHER CONSIDERATIONS. It is costly to maintain small accounts. Accordingly, the Funds reserve the right to charge an annual "small account" fee, to be deducted from existing shares in the account. Alternatively, an account may be closed after 60 days' written notice if the value in an individual Fund falls below a minimum initial investment. Shares will be redeemed at the next calculated NAV, less any applicable CDSC, on the day the account is closed.

REDEMPTIONS AND EXCHANGES OF SHARES

You may exchange shares of any of the Funds for shares of the same class of any other of the Funds. Exchanges of shares are sales and may result in a gain or loss for income tax purposes.

Exchanges are made at the relative NAVs of the shares being exchanged. No additional sales charge will be incurred when exchanging shares from a Fund which imposes an initial or contingent deferred sales charge. However, exchange redemptions of International Growth Fund shares made within 90 days of purchase will be subject to a redemption fee equal to 2% of the proceeds. Any contingent deferred sales charge on the subsequent sale of shares acquired by exchange will be based on the contingent deferred sales charge schedule of the Fund from which the shares were initially purchased. Shares exchanged from a Money Fund will be subject to the acquired Fund's sales charge unless the shares given in exchange were previously exchanged from a Fund that imposes an initial or contingent deferred sales charge.

All exchanges are subject to the minimum investment requirements of the Fund being acquired and to its availability for sale in your state of residence. You may arrange for automatic monthly exchanges. The Funds reserve the right to refuse any order for the purchase of shares, including those by exchange. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Fund and, consequently, may be disallowed.


MARKET TIMING. The Funds are not intended for "market timing" or other forms of short-term trading. If the Funds are used for short-term trading, shareholders could suffer adverse effects, including increased transaction costs and dilution of investment returns to the detriment of all Fund shareholders. Frequent trading can cause a portfolio manager to maintain larger cash positions than desired, unplanned portfolio turnover, increased broker/dealer commissions or other transaction costs and can trigger taxable capital gains. In addition, some frequent traders attempt to exploit perceived valuation inefficiencies which can occur if the valuation of a Fund's portfolio securities does not reflect conditions as of the close of the New York Stock Exchange, which is the time that the Funds' net asset value per share is determined. For example, the closing price of securities primarily trading in markets that close prior to the New York Stock Exchange may not reflect events that occurred after the close of that market. This type of arbitrage activity can dilute a Fund's net asset value per share for long-term investors. Class I shares are available for purchase only by the various series of WM Strategic Asset Management Portfolios, LLC, except that WM Advisors and its affiliates may purchase Class I shares of the Money Market Fund. Each Fund reserves the right to suspend the offering of shares of any class at any time. Each Fund also reserves the right to reject any specific purchase order, including purchases by exchange.



DISCLOSURE OF PORTFOLIO HOLDINGS. The Funds disclose their fiscal quarter-end portfolio holdings on the Funds' website at www.wmgroupoffunds.com no earlier than 30 calendar days after the end of each fiscal quarter. The Funds also will disclose their largest ten holdings no earlier than 15 days after the end of each month. Selected third parties may be provided portfolio holdings information solely for legitimate business purposes and subject to confidentiality agreements. See the SAi for additional information.

TAX CONSIDERATIONS

Each Fund will distribute substantially all of its net investment income and net realized capital gain on a current basis.

The shareholder is responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gain distributions. This is true whether such dividends or distributions are paid in cash or reinvested in additional shares.

Generally, dividends paid by the Funds from interest, dividends or net short-term capital gains will be taxed as ordinary income. Distributions designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For the period between May 6, 2003 and December 31, 2003, distribution of investment income designated by the fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above.

Because of tax law requirements, you must provide the Trusts an accurate and certified taxpayer identification number (for individuals, generally a Social Security Number) to avoid the 28% "back-up" withholding tax currently in effect.

Early in each calendar year each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

Any gain resulting from the sale, redemption or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders of the International Growth Fund may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.


ADDITIONAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: If a shareholder is a nonresident alien individual or a foreign corporation for federal income tax purposes, under the American Jobs Creation Act of 2004, for taxable years of the Fund beginning after December 31, 2004, (1) the shareholder will be obligated to pay U.S. tax and file a U.S. tax return with respect to gain attributable to "U.S. real property interests" that is distributed, or deemed distributed, to the shareholder by the Fund before January 1, 2008 and, under future regulations, the Fund may be required to withhold on such amounts; however, (2) for taxable years of the Fund beginning before January 1, 2008, the Fund will generally not be required to withhold amounts paid to the shareholder with respect to properly designated distributions of (a) net short-term capital gains in excess of net long-term capital losses for taxable years and (b) U.S.-source interest income that, if earned directly by the shareholder, would not be subject to U.S. federal income tax. Please see the Fund's SAI.


THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL , STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF INVESTING IN THE FUNDS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE FUNDS.

HOW NET ASSET VALUE IS DETERMINED


Investment securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, those investments may be valued at their fair value. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier. Under unusual circumstances, the Money Fund may determine its NAVs on days in which the New York Stock Exchange is not open for regular trading.

In addition, the Portfolio and Funds have adopted fair value pricing procedures and methodologies, which, among other things, generally require the Portfolios and Funds to fair value foreign securities if there has been movement in the U.S. market and/or other economic indicators that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used to a significant extent by the Portfolios and Funds.

ADVISOR AND SUB-ADVISORS


The Funds are managed by WM Advisors, Inc., which is referred to as WM Advisors in this Prospectus. WM Advisors' address is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. WM Advisors has delegated portfolio management responsibilities in respect of the Growth, International Growth, Tax-Exempt Bond, California Municipal and California Insured Intermediate Municipal Funds to sub-advisors. Each Fund may, to the extent permitted under the 1940 Act, place portfolio transactions with (and pay brokerage commissions to) affiliates of WM Advisors and the sub-advisors to the Funds indicated below. For more information see the SAI.



WM Advisors has been in the business of investment management since 1944. Its responsibilities include formulating each Fund's investment policies (subject to the terms of this Prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors, monitoring each Fund's investment performance and reporting to the Board of Trustees, as well as providing certain administrative services to the Funds. In connection with its service as investment advisor to each Fund, WM Advisors may engage one or more sub-advisors to provide investment advisory services to any of the Funds and may replace or remove any such sub-advisor if it deems such action to be in the best interests of a Fund and its shareholders. Where WM Advisors has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Fund's assets.


 WM Advisors is a wholly owned indirect subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.


The following organizations, under the supervision of WM Advisors, act as sub-advisors to the Funds indicated below and are responsible for continuously reviewing, supervising and administering such Funds' respective investment programs:



CAPITAL GUARDIAN TRUST COMPANY, 333 South Hope Street, Los Angeles, California 90071 ("Capital Guardian"), acts as sub-advisor to the International Growth Fund. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is in turn owned by The Capital Group Companies, Inc. ("CGC"). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC maintains investment management relationships with several other organizations around the world. Capital Guardian had aggregate assets under management of approximately $XXX billion as of December 31, 2004.



Salomon Brothers Asset Management, Inc., 399 Park Avenue, New York, New York 10022 ("Salomon"), is an indirect, wholly-owned subsidiary of Citigroup, Inc. ("Citigroup"). Salomon was established in 1987 and together with its affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading -- and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2004, Salomon had approximately $ XXX billion in assets under management.



JANUS CAPITAL MANAGEMENT LLC, 151 Detroit Street, Denver, Colorado 80206 ("Janus"), acts as one of three sub-advisors to the Growth Fund. Janus is a direct subsidiary of Janus Capital Group Inc. ("JCG"), a publicly traded company with principal operations in financial asset management businesses. JCG owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. Janus has been providing investment advice to mutual funds or other large institutional clients since 1969. As of December 31,

2004, Janus' assets under management were in excess of $XXX billion.



OPPENHEIMERFUNDS, INC., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10018 ("Oppenheimer"), acts as one of three sub-advisors to the Growth Fund. Oppenheimer has been in the investment management business since 1960. Oppenheimer and its subsidiaries and affiliates managed more than $XXX billion in assets as of December 31, 2004, including Oppenheimer funds with more than 5 million shareholder accounts. Oppenheimer is a wholly owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.



Subject to shareholder approval, it is expected that, on and after ________ 2005, the following organization(s) will, under the supervision of WM Advisors, act as sub-advisor(s) to the Small Cap Growth Fund and be responsible for continuously reviewing, supervising and administering such Funds' respective investment programs: [______________]



INDIVIDUAL FUND MANAGERS



WM Advisors' portfolio managers are compensated through a combination of base salary and incentive compensation. Incentive compensation is based on investment performance relative to a peer group of mutual funds and other measures of performance. The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.



Randall L. Yoakum, CFA, Senior Vice President and Chief Investment Strategist of WM Advisors, has led a team of investment professionals in managing the Portfolios since February 1999. Michael D. Meighan, CFA, Vice President and Portfolio Manager of WM Advisors, has been responsible for co-managing the Portfolios with Mr. Yoakum since March 2003. Prior to Mr. Yoakum's joining WM Advisors, he was Chief Investment Officer for D.A. Davidson & Co. (DADCO) for two years. From September 1994 until he joined DADCO, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years. Mr. Meighan joined WM Advisors in 1999. Prior to that, he was employed with Mr. Yoakum at DADCO as a Portfolio Manager and Senior Analyst for its asset allocation product since 1993.



Stephen Q. Spencer, CFA, First Vice President, Head of Equity Investments and Senior Portfolio Manager of WM Advisors, leads a team of investment professionals that is responsible for the management of the Equity Funds that are not sub-advised. Mr. Spencer has had primary responsibility for the day-to-day management of the Growth & Income Fund since March 2003. Previously, Mr. Yoakum and Mr. Spencer co-managed the Growth & Income Fund since January 2000. Mr. Spencer has been employed by WM Advisors since September 1999. Prior to that, Mr. Spencer was a Portfolio Manager and Senior Equity Analyst for Smoot, Miller, Cheney & Co. since 1985.



Richard E. Helm, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Equity Income Fund since March 2001. He has also been responsible for the day-to-day management of the REIT Fund since March 2003. From 1999 to 2001, Mr. Helm was Vice President and Senior Portfolio Manager of Northwestern Trust and Investors Advisory Company. Mr. Helm was Vice President, Director and Portfolio Manager of TD Asset Management Inc. from 1997 to 1999, Vice President and Portfolio Manager of Parametric Portfolio Associates from 1994 to 1995 and Vice President and Portfolio Manager of Morgan Stanley Asset Management from 1988 to 1994.


Philip M. Foreman, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the West Coast Equity Fund since 2002. Mr. Foreman has been employed by WM Advisors since January of 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at WM Advisors, Inc. from 1991 until 1999.

Daniel R. Coleman, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Mid Cap Stock Fund since December 2001. Mr. Coleman joined WM Advisors in October 2001. Prior to that, he was Vice President and Senior Manager of Business Development at InfoSpace, Inc./Go2Net from 2000 until 2001, and Member and General Partner of Brookhaven Capital Management LLC/ Clyde Hill Research from 1989 until 2000.


Linda C. Olson, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Small Cap Growth Fund since January 2000. She co-managed the Fund from March 1998 to January 2000. Ms. Olson has been employed by WM Advisors since 1997.



Gary J. Pokrzywinski, CFA, Senior Vice President, Head of Investments and Senior Portfolio Manager of WM Advisors, leads a team of investment professionals in managing the Fixed-Income Funds and is primarily responsible for the day-to-day management of the Income and High Yield Funds. He has managed these Funds since July 1992 and March 1998, respectively, and has been employed by WM Advisors since 1992.


David W. Simpson, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Small Cap Value Fund since March 2004. From 2001 to 2002, Mr. Simpson was Chief Investment Officer and Managing Director of Summit Capital Management, LLC. Prior to that, Mr. Simpson was Vice President and Senior Portfolio Manager of WM Advisors for eight years.

Craig V. Sosey, Vice President and Senior Portfolio Manager of WM Advisors, has been primarily responsible for the day-to-day management of the Short Term Income and U.S. Government Securities Funds since January 2000 and November 1998, respectively. He has been employed by WM Advisors since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.

Capital Guardian has been sub-advisor for the International Growth Fund since June 1999. Capital Guardian employs a team of portfolio managers each of whom has primary responsibility for the day-to-day management of that portion of the Fund assigned to him or her. They are: David I. Fisher, Harmut Giesecke, Arthur
J. Gromadzki, Richard N. Havas, Nancy J. Kyle, Christopher A. Reed, Lionel M. Sauvage, Nilly Sikorsky and Rudolf M. Staehelin. Mr. Fisher is Chairman of the

Board of Capital Group International, Inc. and Capital Guardian as well as Vice Chairman of Capital International, Inc., Emerging Markets Growth Fund, Inc. and also a director of the Capital Group Companies, Inc. He has been employed by the Capital Group organization since 1971. Mr. Giesecke is Chairman of the Board of Capital Group's Japanese investment management subsidiary, Capital International K.K., and Managing Director, Asia-Pacific, Capital Group International, Inc. Mr. Giesecke, who has been with the Capital Group organization since 1972, is also a Senior Vice President and a Director of Capital International, Inc. as well as a Senior Vice President of Capital International Research, Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Gromadzki is a Vice President of Capital International Research, Inc. with European equity portfolio management and investment analyst responsibilities. Mr. Gromadzki has been employed by the Capital Group organization since 1987. Mr. Havas, who has been with the Capital Group organization since 1986, is a Senior Vice President and Portfolio Manager for Capital Guardian and Capital International Limited as well as a Senior Vice President and Director of Capital Guardian (Canada), Inc. Ms. Kyle, who has been with the Capital Group organization since 1991, is a Senior Vice President and Director of Capital Guardian. Ms. Kyle is also President and a Director of Capital Guardian (Canada), Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Reed is a Director and a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Japan, Pacific Basin and non-U.S. equity portfolios and research responsibilities for the Japanese financial sector. Mr. Reed has been employed by the Capital Group organization since 1994. Mr. Sauvage is a Senior Vice President and Portfolio Manager for Capital Guardian and a Vice President for Capital International Research, Inc. Mr. Sauvage has been employed by the Capital Group organization since 1987. Ms. Sikorsky is President and Managing Director of Capital International S.A., Chairman of Capital International Perspective, S.A., Managing Director -- Europe and a Director of Capital Group International, Inc., and serves as a Director of the Capital Group, Capital International Limited and Capital International K.K. Ms. Sikorsky has been employed by the Capital Group organization since 1962. Mr. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. and Capital International S.A., and has been employed by the Capital Group organization since 1981.



Alan Blake, Managing Director and Senior Portfolio Manager of Salomon, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio managed by Salomon. Mr. Blake has more than 24 years of securities business experience. Mr. Blake has been employed by Salomon since August 1991.


E. Marc Pinto, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Janus. Mr. Pinto, Portfolio Manager and Vice President, has been employed by Janus since 1994, where his duties include the management of institutional separate accounts in the LargeCap Growth discipline.

Jane Putnam, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Oppenheimer. Ms. Putnam, a Vice President and Portfolio Manager, joined Oppenheimer in 1994.


Subject to shareholder approval, it is expected that on and after ________, 2005, [__________________)]


                                 MANAGEMENT FEES


During their most recent fiscal years, each of the Funds paid management fees to WM Advisors at the following rates (not reflecting any expense waivers or reimbursements):



                                             Fees Paid as a Percentage
FUNDS                                             of Net Assets
----------------------------------------------------------------------
REIT Fund ................................
Equity Income Fund .......................            0.54%
Growth & Income Fund .....................            0.52%
West Coast Equity Fund ...................            0.58%
Mid Cap Stock Fund .......................            0.75%
Growth Fund ..............................            0.79%*
Small Cap Growth Fund ....................
Small Cap Growth Fund ....................            0.85%
International Growth Fund ................            0.90%*
Short Term Income Fund ...................            0.50%
U.S. Government Securities Fund ..........            0.50%
Income Fund ..............................            0.50%
High Yield Fund ..........................            0.57%
Money Market Fund ........................            0.45%



* Including amounts paid to sub-advisor(s).


NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR
REPRESENTATIONS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

FINANCIAL highlights



FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Deloitte & Touche LLP. The Independent Auditor's Reports, along with the Funds' financial statements, are included in the respective Annual Reports to Shareholders, which are available upon request.

                            REIT FUND CLASS I SHARES


                                                 YEAR ENDED      YEAR ENDED
                                                 OCTOBER 31,     OCTOBER 31,
                                                    2004            2003
                                                 -----------     -----------
Net Asset Value, Beginning of Period .........      [  ]         $    10.00
                                                                 ----------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ...............      [  ]               0.34(3)
  Net Realized and Unrealized Gain/(Loss)
  on Investments .............................      [  ]               2.32
                                                                 ----------
    Total from Investment Operations .........      [  ]               2.66
                                                                 ----------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .......      [  ]              (0.19)
  Distributions from Net Realized
    Capital Gains ............................      [  ]                 --
                                                                 ----------
    Total Distributions ......................      [  ]              (0.19)
                                                                 ----------
Net Asset Value, End of Period ...............      [  ]         $    12.47
                                                                 ==========
Total Return(2) ..............................      [  ]              26.76%
 RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .......      [  ]         $  182,138
  Ratio of Operating Expenses to Average Net
    Assets(6) ................................      [  ]               0.92%(1)
  Ratio of Net Investment Income/(Loss)
    to Average Net Assets.....................      [  ]               4.09%(1)
  Portfolio Turnover Rate.....................      [  ]                  7%
  Ratio of Operating Expenses to Average
   Net Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian ..........      [  ]               0.92%(1)



Footnotes on page [  ]

EQUITY INCOME FUND CLASS I SHARES


                                         YEAR ENDED       YEAR ENDED       YEAR ENDED            YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2004 OCTOBER 31, 2003 OCTOBER 31, 2002      OCTOBER 31, 2001  OCTOBER 31, 2000(11)
                                      ---------------- ---------------- ----------------      ----------------  -------------------
Net Asset Value, Beginning
 of Period ..........................       [ ]          $     12.73      $      14.85        $        15.59      $       14.47
                                                         -----------      ------------        --------------      -------------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net Investment Income/
    (Loss) ..........................       [ ]                 0.38(3)           0.45(3)(12)           0.54(3)            0.11(3)
  Net Realized and Unrealized
   Gain/(Loss) on Investments .......       [ ]                 2.72             (1.85)(12)             0.35               1.13
                                                         -----------      ------------        --------------      -------------
    Total from Investment
      Operations ....................       [ ]                 3.10             (1.40)                 0.89               1.24
                                                         -----------      ------------        --------------      -------------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
    Income ..........................       [ ]                (0.38)            (0.40)                (0.50)             (0.12)
  Distributions from Net Realized
    Capital Gains ...................       [ ]                   --             (0.32)                (1.13)                --
                                                         -----------      ------------        --------------      -------------
    Total Distributions .............       [ ]                (0.38)            (0.72)                (1.63)             (0.12)
                                                         -----------      ------------        --------------      -------------
Net Asset Value, End of Period ......       [ ]          $     15.45      $      12.73        $        14.85      $       15.59
                                                         ===========      ============        ==============      =============
Total Return(2) .....................       [ ]                24.77%           (10.04)%                6.26%              8.63%
 RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, End of Period
    (in 000's) ......................       [ ]          $    529,665     $    350,185        $      252,453      $      96,436
  Ratio of Operating Expenses
    to Average Net Assets(6) ........       [ ]                  0.61%            0.63%                 0.64%              0.72%(1)
  Ratio of Net Investment
    Income/(Loss) to Average
    Net Assets.......................       [ ]                  2.77%            3.11%(12)             3.49%              3.72%(1)
  Portfolio Turnover Rate............       [ ]                   18%              16%                   17%                84%
  Ratio of Operating Expenses
   to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed
   and/or Fees Reduced by Credits
   Allowed by the Custodian .........       [ ]                  0.61%            0.63%                 0.65%              0.72%(1)

                      GROWTH & INCOME FUND CLASS I SHARES


                                          YEAR ENDED        YEAR ENDED        YEAR ENDED          YEAR ENDED         YEAR ENDED
                                       OCTOBER 31, 2004  OCTOBER 31, 2003  OCTOBER 31, 2002    OCTOBER 31, 2001  OCTOBER 31, 2000
                                       ----------------  ----------------  ----------------    ----------------  ----------------
Net Asset Value, Beginning of
 Period .............................        [ ]           $   18.52         $   22.39           $     27.16        $     24.65
                                                           ---------         ---------           -----------        -----------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ......        [ ]                0.29(3)           0.24(3)               0.18               0.14
  Net Realized and Unrealized
   Gain/(Loss) on Investments .......        [ ]                3.12             (3.70)                (3.64)              3.31
                                                           ---------         ---------           -----------        -----------
    Total from Investment
     Operations .....................        [ ]                3.41             (3.46)                (3.46)              3.45
                                                           ---------         ---------           -----------        -----------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
    Income ..........................        [ ]               (0.25)            (0.05)                (0.14)             (0.11)
  Distributions from Net Realized
    Capital Gains....................        [ ]                  --             (0.36)                (1.17)             (0.83)
                                                           ---------         ---------           -----------        -----------
    Total Distributions .............        [ ]               (0.25)            (0.41)                (1.31)             (0.94)
                                                           ---------         ---------           -----------        -----------
Net Asset Value, End of Period ......        [ ]           $   21.68         $   18.52           $     22.39        $     27.16
                                                           =========         =========           ===========        ===========
Total Return(2)                                                18.61%           (15.84)%              (13.12)%            14.35%
 RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
  Net Assets, End of Period
   (in 000's) .......................        [ ]           $ 895,547         $ 671,191           $   768,550        $   725,241
  Ratio of Operating Expenses
   to Average Net Assets(6)..........        [ ]                0.59%             0.60%                 0.58%              0.60%
  Ratio of Net Investment
   Income/(Loss) to Average Net
   Assets ...........................        [ ]                1.46%             1.13%                 0.74%              0.55%
  Portfolio Turnover Rate ...........        [ ]                  17%               22%                   35%                35%
  Ratio of Operating Expenses to
   Average Net Assets Without Fee
   Waivers, Expenses Reimbursed
   and/or Fees Reduced by Credits
   Allowed by the Custodian .........        [ ]                0.59%             0.60%                 0.58%              0.60%



Footnotes on page [ ]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                      WEST COAST EQUITY FUND CLASS I SHARES

                                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                               OCTOBER 31, 2003 OCTOBER 31, 2002 OCTOBER 31, 2001  OCTOBER 31, 2000
                                                               ---------------- ---------------- ----------------  ----------------
Net Asset Value, Beginning of Period ........................   $  23.83             $ 29.00         $  36.34         $  32.04
                                                                --------             -------         --------         --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ..............................       0.13(3)             0.12(3)          0.20             0.22(3)
  Net Realized and Unrealized Gain/(Loss) on Investments ....       8.43               (4.10)           (2.34)            8.21
                                                                --------             -------         --------         --------
    Total from Investment Operations ........................       8.56               (3.98)           (2.14)            8.43
                                                                --------             -------         --------         --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ......................          -               (0.17)           (0.13)               -
  Distributions from Net Realized Capital Gains .............          -               (1.02)           (5.07)           (4.13)
  Distributions from Capital ................................          -                   -                -                -
                                                                --------             -------         --------         --------
    Total Distributions .....................................          -               (1.19)           (5.20)           (4.13)
                                                                --------             -------         --------         --------
Net Asset Value, End of Period ..............................   $  32.39             $ 23.83         $  29.00         $  36.34
                                                                ========             =======         ========         ========
Total Return(2) .............................................      35.92%             (14.65)%          (6.22)%          29.11%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ......................   $349,363             195,029         $176,303         $148,954
  Ratio of Operating Expenses to Average Net Assets(6) ......       0.67%               0.70%            0.68%            0.70%
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets ...................................................       0.49%               0.42%            0.71%            0.59%
  Portfolio Turnover Rate ...................................         14%                 16%              27%              42%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian .........................       0.67%               0.70%            0.68%            0.70%


                                                                     YEAR ENDED
                                                                OCTOBER 31, 1999(10)
                                                                --------------------
Net Asset Value, Beginning of Period ........................          $  29.72
                                                                       --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) ..............................              0.01
  Net Realized and Unrealized Gain/(Loss) on Investments ....              2.31
                                                                       --------
    Total from Investment Operations ........................              2.32
                                                                       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income ......................                 -
  Distributions from Net Realized Capital Gains .............                 -
  Distributions from Capital ................................                 -
                                                                       --------
    Total Distributions .....................................                 -
                                                                       --------
Net Asset Value, End of Period ..............................          $  32.04
                                                                       ========
Total Return(2) .............................................              7.81%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ......................          $  6,102
  Ratio of Operating Expenses to Average Net Assets(6) ......              0.81%(1)
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets ...................................................              0.13%(1)
  Portfolio Turnover Rate ...................................                41%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian .........................              0.81%(1)


Footnotes on page 50

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                        MID CAP STOCK FUND CLASS I SHARES


                                              YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED         YEAR ENDED
                                           OCTOBER 31, 2004 OCTOBER 31, 2003 OCTOBER 31, 2002 OCTOBER 31, 2001 OCTOBER 31, 2000(12)
                                           ---------------- ---------------- ---------------- ---------------- --------------------
Net Asset Value, Beginning of Period....         [  ]           $  12.51        $  13.59          $  12.62          $  10.00
                                                                --------        --------          --------          --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..........         [  ]               0.06(3)         0.04(3)           0.04(3)           0.02(3)
  Net Realized and Unrealized
   Gain/(Loss) on Investments...........         [  ]               2.97           (0.60)             1.00              2.60
                                                                --------        --------          --------          --------
    Total from Investment Operations....         [  ]               3.03           (0.56)             1.04              2.62
                                                                --------        --------          --------          --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income..         [  ]              (0.04)          (0.02)            (0.02)                -
  Distributions from Net Realized
   Capital Gains........................         [  ]                 --           (0.50)            (0.05)                -
                                                                --------        --------          --------          --------
    Total Distributions ................         [  ]              (0.04)          (0.52)            (0.07)                -
                                                                                --------          --------          --------
Net Asset Value, End of Period .........         [  ]           $  15.50        $  12.51          $  13.59          $  12.62
                                                                ========        ========          ========          ========
Total Return(2) ........................         [  ]              24.27%          (4.44)%            8.29%            26.20%
 RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's)..         [  ]           $369.772        $231,409          $220,052          $176,653
  Ratio of Operating Expenses to Average
   Net Assets(6)........................         [  ]               0.81%           0.83%             0.81%             0.88%(1)
  Ratio of Net Investment Income/(Loss)
   to Average Net Assets ...............         [  ]               0.42%           0.32%             0.30%             0.23%(1)
  Portfolio Turnover Rate ..............         [  ]                 28%             27%               33%                9%
  Ratio of Operating Expenses to Average
   Net Assets Without Fee Waivers,
   Expenses Reimbursed and/or Fees
   Reduced by Credits Allowed by the
   Custodian............................         [  ]               0.81%           0.83%             0.81%             0.88%(1)



Footnotes on page [  ]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                           GROWTH FUND CLASS I SHARES


                                        YEAR ENDED    YEAR ENDED       YEAR ENDED       YEAR ENDED     YEAR ENDED
                                        OCTOBER 31,   OCTOBER 31,      OCTOBER 31,      OCTOBER 31,    OCTOBER 31,
                                           2004          2003             2002             2001           2000
                                        -----------   -----------      -----------      -----------    -----------
Net Asset Value,
  Beginning of Period .............        [  ]       $  11.74         $  15.48         $  33.23       $  29.96
                                                      --------         --------         --------       --------
 INCOME FROM INVESTMENT
   OPERATIONS:
  Net Investment Income/(Loss) ....        [  ]           0.00(3)(4)      (0.01)(3)         0.02(3)        0.01(3)
  Net Realized and Unrealized
   Gain/(Loss) on Investments .....        [  ]           2.39            (3.73)          (13.31)          7.09
                                                      --------         --------         --------       --------
    Total from Investment
      Operations ..................        [  ]           2.39            (3.74)          (13.29)          7.10
                                                      --------         --------         --------       --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
    Income ........................        [  ]              -                -            (0.33)             -
  Distributions from Net Realized
    Capital Gains .................        [  ]              -                -            (4.13)         (3.83)
  Distributions from Capital ......        [  ]              -                -                -              -
                                                      --------         --------         --------       --------
    Total Distributions ..........         [  ]              -                -            (4.46)         (3.83)
                                                      --------         --------         --------       --------
Net Asset Value, End of Period ...         [  ]       $  14.13         $  11.74         $  15.48       $  33.23
                                                      ========         ========         ========       ========
Total Return(2) ..................         [  ]          20.27%          (24.16)%(15)     (45.50)%        24.73%
 RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of
   Period (in 000's) .............         [  ]       $664,334          357,296         $203,646       $399,028
  Ratio of Operating Expenses to
   Average Net Assets(6) .........         [  ]           0.92%            1.03%            1.00%          0.90%
  Ratio of Net Investment
   Income/(Loss) to Average
   Net Assets ....................         [  ]           0.04%           (0.08)%           0.09%          0.01%
  Portfolio Turnover Rate ........         [  ]            .71%             170%              99%            92%
  Ratio of Operating Expenses
   to Average Net Assets Without
   Fee Waivers, Expenses
   Reimbursed and/or Fees
   Reduced by Credits
   Allowed by the Custodian ......         [  ]           0.92%            1.03%            1.00%          0.96%

                      SMALL CAP GROWTH FUND CLASS I SHARES


                                                      YEAR ENDED   YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                      OCTOBER 31,  OCTOBER 31,     OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
                                                         2004         2003            2002            2001          2000(11)
                                                      -----------  -----------     -----------     -----------    -----------
Net Asset Value, Beginning of Period ...............      [ ]      $      8.35     $     13.74     $     26.77    $     24.98
                                                                   -----------     -----------     -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) .....................      [ ]            (0.02)(3)       (0.06)(3)       (0.06)         (0.15)(3)
  Net Realized and Unrealized
   Gain/(Loss) on Investments ......................      [ ]             5.43           (4.36)          (9.66)          1.94
                                                                   -----------     -----------     -----------    -----------
    Total from Investment Operations ...............      [ ]             5.41           (4.42)          (9.72)          1.79
                                                                   -----------     -----------     -----------    -----------
LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .............      [ ]                -               -               -              -
  Distributions from Net Realized
   Capital Gains ...................................      [ ]                -           (0.97)          (3.31)             -
                                                                   -----------     -----------     -----------    -----------
    Total Distributions ............................      [ ]                -           (0.97)          (3.31)             -
                                                                   -----------     -----------     -----------    -----------
Net Asset Value, End of Period .....................      [ ]      $     13.76     $      8.35     $     13.74    $     26.77
                                                                   ===========     ===========     ===========    ===========
Total Return(2) ....................................      [ ]            64.67%         (35.32)%        (40.49)%         7.21%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .............      [ ]      $   337,271     $   123,620     $   134,462    $   150,073
  Ratio of Operating Expenses to Average
   Net Assets(6) ...................................      [ ]             0.96%           1.00%           0.97%          0.98%(1)
  Ratio of Net Investment Income/(Loss)
   to Average Net Assets ...........................      [ ]            (0.18)%         (0.52)%         (0.48)%        (0.52)%(1)
  Portfolio Turnover Rate ..........................      [ ]               40%             21%             46%            49%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by
   Credits Allowed by the Custodian ................      [ ]             0.96%           1.00%           0.97%          0.99%(1)



Footnotes on page [ ]



SMALL CAP VALUE FUND CLASS I SHARES
    [TBA]


FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                    INTERNATIONAL GROWTH FUND CLASS I SHARES


                                                    YEAR ENDED   YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                    OCTOBER 31,  OCTOBER 31,     OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
                                                       2004         2003            2002            2001            2000
                                                    -----------  -----------     -----------     -----------    -----------
Net Asset Value, Beginning of Period ...........        [ ]      $      6.80     $      7.69     $     11.00    $     11.16
                                                                 -----------     -----------     -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) .................        [ ]             0.08(3)         0.04(3)         0.04           0.05(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments .................................        [ ]            (1.64)          (0.75)          (2.68)          0.00(4)
                                                                 -----------     -----------     -----------    -----------
    Total from Investment Operations ...........        [ ]            (1.72)          (0.71)          (2.64)          0.05
                                                                 -----------     -----------     -----------    -----------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .........        [ ]            (0.09)          (0.18)          (0.01)         (0.21)
  Redemption Fees ..............................        [ ]               --            0.00              --             --
  Distributions from Net Realized
   Capital Gains ...............................        [ ]               --              --           (0.66)         (0.00)(4)
  Distributions from Capital ...................        [ ]               --              --              --             --
                                                                 -----------     -----------     -----------    -----------
    Total Distributions ........................        [ ]            (0.09)(4)       (0.18)          (0.67)         (0.21)
                                                                 -----------     -----------     -----------    -----------
Net Asset Value, End of Period .................        [ ]      $      8.43     $      6.80     $      7.69    $     11.00
                                                                 ===========     ===========     ===========    ===========
Total Return(2) ................................        [ ]            25.56%          (9.61)%        (25.53)%         0.26%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) .........        [ ]      $   317,498     $   185,137     $   124,886    $   145,176
  Ratio of Operating Expenses to
   Average Net Assets(6) .......................        [ ]             1.07%           1.19%           1.18%          1.14%
  Ratio of Net Investment Income/(Loss)
   to Average Net Assets .......................        [ ]             1.10%           0.54%           0.50%          0.39%
  Portfolio Turnover Rate ......................        [ ]               19%             25%             27%            37%
  Ratio of Operating Expenses to
   Average Net Assets Without Fee
   Waivers, Expenses Reimbursed
   and/or Fees Reduced by Credits
   Allowed by the Custodian ....................        [ ]             1.07%           1.19%           1.18%          1.14%



Footnotes on page [ ]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                      SHORT TERM INCOME FUND CLASS I SHARES


                                               YEAR ENDED   YEAR ENDED    YEAR ENDED        YEAR ENDED     YEAR ENDED
                                               OCTOBER 31,  OCTOBER 31,   OCTOBER 31,       OCTOBER 31,    OCTOBER 31,
                                                  2004         2003          2002              2001           2000
                                               -----------  -----------   -----------       -----------    -----------
Net Asset Value, Beginning of Period .......       [ ]      $      2.34   $      2.41       $      2.29    $      2.29
                                                            -----------   -----------       -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) .............       [ ]             0.09          0.13(14)          0.15           0.14
  Net Realized and Unrealized Gain/(Loss) on
   Investments .............................       [ ]             0.06         (0.07)(14)         0.12          (0.00)(4)
                                                            -----------   -----------       -----------    -----------
    Total from Investment Operations .......       [ ]             0.15          0.06              0.27           0.14
                                                            -----------   -----------       -----------    -----------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .....       [ ]            (0.10)       (0.13)             (0.15)         (0.14)
  Distributions from Net Realized Capital
   Gains ...................................       [ ]               --            --                --             --
  Distributions from Capital ...............       [ ]               --            --                --             --
                                                            -----------   -----------       -----------    -----------
    Total Distributions ....................       [ ]            (0.10)        (0.13)            (0.15)         (0.14)
                                                            -----------   -----------       -----------    -----------
Net Asset Value, End of Period .............       [ ]      $      2.39   $      2.34       $      2.41    $      2.29
                                                            ===========   ===========       ===========    ===========
Total Return(2) ............................       [ ]             6.55%         2.53%            11.93%          6.43%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:

  Net Assets, End of Period (in 000's) .....       [ ]      $   129,443   $    89,210       $   110,710    $    93,741
  Ratio of Operating Expenses to Average Net
   Assets(6) ...............................       [ ]             0.59%         0.61%             0.27%          0.30%
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets ......................       [ ]             3.83%         5.38%(14)         6.19%          6.24%
  Portfolio Turnover Rate ..................       [ ]               33%           28%               27%            14%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian ................       [ ]             0.59%         0.61%             0.59%          0.60%



Footnotes on page [ ]


FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                 U.S. GOVERNMENT SECURITIES FUND CLASS I SHARES


                                               YEAR ENDED   YEAR ENDED      YEAR ENDED        YEAR ENDED    YEAR ENDED
                                               OCTOBER 31,  OCTOBER 31,     OCTOBER 31,       OCTOBER 31,   OCTOBER 31,
                                                  2004         2003            2002              2001          2000
                                               -----------  -----------     -----------       -----------   -----------
Net Asset Value, Beginning of Period .......       [ ]      $     11.19     $     11.20       $     10.55   $     10.51
                                                            -----------     -----------       -----------   -----------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ....................       [ ]             0.44(3)         0.58(12)          0.66          0.67
  Net Realized and Unrealized Gain/(Loss) on
   Investments .............................       [ ]            (0.19)           0.04(12)          0.65          0.04
                                                            -----------     -----------       -----------   -----------
    Total from Investment Operations .......       [ ]             0.25            0.62              1.31          0.71
                                                            -----------     -----------       -----------   -----------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .....       [ ]            (0.55)          (0.63)            (0.66)        (0.67)
                                                            -----------     -----------       -----------   -----------
    Total Distributions ....................       [ ]            (0.55)          (0.63)            (0.66)        (0.67)
                                                            -----------     -----------       -----------   -----------
Net Asset Value, End of Period .............       [ ]      $     10.89     $     11.19       $     11.20   $     10.55
                                                            ===========     ===========       ===========   ===========
Total Return(2) ............................       [ ]             2.32%           5.77%            12.81%         7.07%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) .....       [ ]      $   658,676     $   365,912       $   301,656   $   247,204
  Ratio of Operating Expenses to Average Net
   Assets(6) ...............................       [ ]             0.57%           0.58%             0.57%         0.56%
  Ratio of Operating Expenses to Average Net
   Assets Including Interest Expense .......       [ ]             0.57%           0.58%             0.57%         0.56%
  Ratio of Net Investment Income to Average
   Net Assets ..............................       [ ]             3.95%           5.29%(12)         6.09%         6.52%
  Portfolio Turnover Rate ..................       [ ]               62%             48%               30%           13%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian ................       [ ]             0.57%           0.58%             0.57%         0.59%



Footnotes on page [ ]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                           INCOME FUND CLASS I SHARES


                                                  YEAR ENDED    YEAR ENDED    YEAR ENDED        YEAR ENDED    YEAR ENDED
                                                  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,       OCTOBER 31,   OCTOBER 31,
                                                     2004          2003          2002               2001         2000
                                                  -----------   -----------   -----------       -----------   -----------
Net Asset Value, Beginning of Period .........        [ ]       $      9.03   $      9.34       $      8.91   $      8.99
                                                                -----------   -----------       -----------   -----------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income/(Loss) ..............        [ ]              0.55          0.64(12)          0.66          0.66
  Net Realized & Unrealized Gain/(Loss) on
   Investments ...............................        [ ]              0.38         (0.29)(12)         0.44         (0.08)
                                                                -----------   -----------       -----------   -----------
    Total from Investment Operations .........        [ ]              0.93          0.35              1.10          0.58
                                                                -----------   -----------       -----------   -----------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .......        [ ]             (0.60)        (0.66)            (0.67)        (0.66)
                                                                -----------   -----------       -----------   -----------
    Total Distributions ......................        [ ]             (0.60)        (0.66)            (0.67)        (0.66)
                                                                -----------   -----------       -----------   -----------
Net Asset Value, End of Period ...............        [ ]       $      9.36   $      9.03       $      9.34   $      8.91
                                                                ===========   ===========       ===========   ===========
Total Return(2) ..............................        [ ]             10.51%         3.94%            12.78%         6.72%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets End of Period (in 000's) ........        [ ]       $   679,139   $   487,376       $   387,998   $   286,979
  Ratio of Operating Expenses to Average
   Net Assets(6) .............................        [ ]              0.56%         0.56%             0.56%         0.60%
  Ratio of Operating Expenses to Average
   Net Assets Including Interest Expense .....        [ ]              0.56%         0.56%             0.56%         0.60%
  Ratio of Net Investment Income to Average
   Net Assets ................................        [ ]              5.80%         7.02%(12)         7.27%         7.40%
  Ratio of Operating Expenses to Average
   Net Assets Including Interest Expense .....        [ ]                --            --                --            --
  Portfolio Turnover Rate ....................        [ ]                33%           20%               35%           32%
  Ratio of Operating Expenses to Average
   Net Assets without Fee Waivers, Expenses
   Reimbursed and Fees Reduced by Credits
   Allowed by the Custodian ..................        [ ]              0.56%         0.56%             0.56%         0.61%



Footnotes on page [ ]


FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                         HIGH YIELD FUND CLASS I SHARES


                                                 YEAR ENDED      YEAR ENDED        YEAR ENDED        YEAR ENDED     YEAR ENDED
                                                 OCTOBER 31,     OCTOBER 31,       OCTOBER 31,       OCTOBER 31,    OCTOBER 31,
                                                    2004            2003              2002              2001          2000
                                                 -----------     -----------       -----------       -----------    -----------
Net Asset Value, Beginning of Period .........       [ ]         $      6.62       $      7.43       $      8.48   $      8.91
                                                                 -----------       -----------       -----------   -----------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income ......................       [ ]                0.63(3)           0.73(12)          0.87          0.93(3)
  Net Realized and Unrealized Gain/(Loss) on
   Investments ...............................       [ ]                1.30             (0.72)(12)        (0.99)        (0.43)
                                                                 -----------       -----------       -----------   -----------
    Total from Investment Operations .........       [ ]                1.93              0.01             (0.12)         0.50
                                                                 -----------       -----------       -----------   -----------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .......       [ ]               (0.69)            (0.82)            (0.93)        (0.93)
  Distributions from Net Realized Capital
   Gains .....................................       [ ]                  --                --                --            --
                                                                 -----------       -----------       -----------   -----------
    Total Distributions ......................       [ ]               (0.69)            (0.82)            (0.93)        (0.93)
                                                                 -----------       -----------       -----------   -----------
Net Asset Value, End of Period ...............       [ ]         $      7.86       $      6.62       $      7.43   $      8.48
                                                                 ===========       ===========       ===========   ===========
Total Return(2) ..............................       [ ]               30.44%            (0.15)%           (1.49)%        5.54%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) .......       [ ]         $   424,781       $   244,937       $   201,385   $   168,097
  Ratio of Operating Expenses to Average Net
   Assets(6) .................................       [ ]                0.64%             0.68%             0.68%         0.72%
  Ratio of Net Investment Income to Average
   Net Assets ................................       [ ]                8.57%            10.07%(12)        10.87%        10.44%
  Portfolio Turnover Rate ....................       [ ]                  61%               60%               27%           40%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and/or Fees Reduced by Credits
   Allowed by the Custodian ..................       [ ]                0.64%             0.68%             0.69%         0.72%



Footnotes on page [ ]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                        MONEY MARKET FUND CLASS I SHARES


                                                  YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                                     2004         2003          2002         2001         2000
                                                  -----------  -----------   -----------  -----------  -----------
Net Asset Value, Beginning of Period ...........      [ ]        $   1.00      $   1.00      $  1.00      $  1.00
                                                                 --------      --------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income .......................      [ ]           0.008         0.015        0.044        0.057
                                                                 --------      --------      -------      -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income .........      [ ]          (0.008)       (0.015)      (0.044)      (0.057)
                                                                 --------      --------      -------      -------
Net Asset Value, End of Period .................      [ ]        $   1.00      $   1.00      $  1.00      $  1.00
                                                                 ========      ========      =======      =======
Total Return(2) ................................      [ ]            0.84%         1.47%        4.46%        5.90%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
  Net Assets, End of Period (in 000's) .........      [ ]        $ 24,880      $169,295      $17,755      $15,885
  Ratio of Operating Expenses to Average Net
   Assets(6) ...................................      [ ]            0.54%         0.54%        0.58%        0.55%
  Ratio of Net Investment Income to Average
   Net Assets ..................................      [ ]            0.83%         1.46%        4.27%        5.72%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Reimbursed and Fees Reduced by Credits
   Allowed by the Custodian ....................      [ ]            0.54%         0.54%        0.58%        0.55%



Footnotes on page [ ]


FOOTNOTES TO FINANCIAL HIGHLIGHTS

(1) Annualized.

(2) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) Per share numbers have been calculated using the average shares method.

(4) Amount represents less than $0.01 per share.

(5) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(6) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

(7) Fiscal year end changed to October 31 from June 30.

(8) On June 7, 1999 the Fund commenced selling Class I shares.

(9) On January 5, 2000 the Fund commenced selling Class I shares.

(10) The Fund commenced operations on March 1, 2000.

(11) On August 1, 2000 the Fund commenced selling Class I shares.

(12) The Trusts have adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended October 31, 2002 on the investment income per share, net realized and unrealized gain/(loss) per share and the ratio of net investment income to average net assets is as follows (note 2):

Increase/(Decrease)                                      Increase/(Decrease)
of Net                             Increase/(Decrease)     Net Realized
Investment Income                    Net Investment       and Unrealized
Name of Fund                           Income               Gain/(Loss)           Ratio
Net Assets                           Per Share              Per Share           Average
--------------------------------   -------------------   -------------------    -------
Equity Income Fund                    $  0.00*              $  0.00*
0.01%
Short Term Income Fund                   0.00*                 0.00*
(0.03)%
U.S. Government Securities Fund         (0.03)                 0.03
(0.29)%
Income Fund                              0.00*                 0.00*
 0.03%
High Yield Fund                          0.00*                 0.00*
(0.02)%



* Amount represents less than $0.01 per share. ** Amount represents less than 0.01% per Share.


(13) In 2002, 0.45% of Growth Fund's total return for Class I, consisted of voluntary reimbursements by a related party. Excluding the reimbursements, the total return would have been (24.61%) for Class I.

                                   APPENDIX A

          DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:

+ Aaa, Aa -- Bonds which are rated Aaa or Aa are judged to be of the highest quality and high quality, respectively. Together, they comprise what is generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

+ A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

+ Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


+ Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


+ B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

+ Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


+ Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


+ C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                 DESCRIPTION OF STANDARD & POOR'S BOND RATINGS:

+ AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

+ BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.


+ BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse business, economic and financial conditions.



+ D -- Bonds rated D are in payment default, meaning payment of interest and/or repayment of principal is in arrears.

DESCRIPTION OF FITCH CORPORATE BOND RATINGS


INVESTMENT GRADE


+ AAA -- Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

+ AA -- Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

+ A -- High credit quality. A ratings denote a low expectation of credit risk.

The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

+ BBB -- Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


                                SPECULATIVE GRADE


+ BB -- Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

+ B -- Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

+ CCC, CC, C -- High default risk. Default risk is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.


+ DDD, DD, D -- Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90% -- 100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50% -- 90% and D the lowest recovery potential, i.e., below 50%.


Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

FOR MORE INFORMATION ABOUT THE WM GROUP OF FUNDS

The WM Group's Statement of Additional Information (SAI) and Annual and Semi-annual Reports to shareholders include additional information about the Funds. The SAI and the Independent Auditors' Reports, along with the financial statements included in the Funds' recent Annual Reports, are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes. The Funds' Annual Reports discuss the market conditions and investment strategies that significantly affected performance during the last fiscal year. You may obtain free copies of these materials, request other information about the WM Group of Funds, or make shareholder inquiries by contacting your financial advisor, by calling toll-free 1-800-222-5852, or by visiting wmgroupoffunds.com.

You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Funds on the EDGAR database or the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the following file numbers:


                               FILE NO. 811-00123
                                MONEY MARKET FUND
                         U.S. GOVERNMENT SECURITIES FUND
                                   INCOME FUND
                                 HIGH YIELD FUND
                                    REIT FUND
                               EQUITY INCOME FUND
                              GROWTH & INCOME FUND
                             WEST COAST EQUITY FUND
                               FILE NO. 811-05775
                             SHORT TERM INCOME FUND
                                   GROWTH FUND
                             SMALL CAP GROWTH FUND
                            INTERNATIONAL GROWTH FUND

                               WM GROUP OF FUNDS
                                   PROSPECTUS
                                  MARCH 1, 2005



                      STRATEGIC ASSET MANAGEMENT PORTFOLIOS



                           - FLEXIBLE INCOME PORTFOLIO
                        - CONSERVATIVE BALANCED PORTFOLIO
                              - BALANCED PORTFOLIO
                         - CONSERVATIVE GROWTH PORTFOLIO
                          - STRATEGIC GROWTH PORTFOLIO
                               - MONEY MARKET FUND



The WM Group of Funds provides a broad selection of investment choices.



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a crime.

                                WM GROUP OF FUNDS


                                  MARCH 1, 2005


                                TABLE OF CONTENTS


                                                                            PAGE
Risk/Return Summary                                                           2
   Flexible Income Portfolio                                                  3
   Conservative Balanced Portfolio                                            4
   Balanced Portfolio                                                         5
   Conservative Growth Portfolio                                              6
   Strategic Growth Portfolio                                                 7
   Money Market Fund                                                          8
   Summary of Principal Risks
   Principal Risks by Fund
Fees and Expenses of the Portfolios
Portfolio and Fund Investment Strategies
   Strategic Asset Management Portfolios
   Equity Funds
   Fixed-Income Funds
   Common Investment Practices
 Investing in the Portfolios
 Choosing a Share Class
 Redemptions and Exchanges of Shares
 Other Policies and Practices of the WM Group of Funds
 Tax Considerations
 How Net Asset Value Is Determined
 Advisor and Sub-advisors
 Individual Fund Managers
 Financial Highlights
 Appendix A

                               RISK/RETURN SUMMARY


The WM Group of Funds provides a broad range of investment choices, including asset allocation strategies available through the WM Strategic Asset Management Portfolios, LLC (the "Portfolios") and the WM Money Market Fund (the "Fund"). This summary identifies the investment objective, principal investment strategies and principal risks of each Portfolio and Fund. The principal investment strategies identified in this summary are not the only investment strategies available to the Portfolios and the Fund, and some of the principal investment strategies may not be available at any given time. For a discussion of other investment strategies available to the Portfolios and the Fund, please see the Statement of Additional Information (the "SAI").



STRATEGIES AND RISKS



The principal investment strategies identified in this summary provide specific information about each of the Portfolios, but there are some general principles WM Advisors, Inc. ("WM Advisors") applies in making investment decisions. When making decisions about whether to buy or sell equity securities, WM Advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors will generally consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, and the credit quality of individual issuers.



The discussion of each Portfolio's and Fund's principal investment strategies includes some of the principal risks of investing in such a Portfolio or Fund. You can find a more detailed description of these and other principal risks of an investment in each Portfolio or Fund, under "Summary of Principal Risks." Investments mentioned in the summary and described in greater detail under "Common Investment Practices" below appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Portfolios, and the related risks, before you invest.



PERFORMANCE



Below the description of each Portfolio is a bar chart showing how the investment returns of its Class A shares have varied over the past ten years, or for the period since the Portfolio began if it is less than ten years old. The bar chart is intended to provide some indication of the volatility of the Portfolio's returns. The performance table following each bar chart shows how, for each applicable class of shares, average annual total returns of the Portfolio or class, compare to returns of a broad-based securities market index for the last one, five and ten years (or, in the case of a newer Portfolio or class, since inception of the Portfolio or class). Performance shown in the table reflects the maximum applicable sales charge, but performance shown in the bar chart does not reflect any sales charges. PAST PERFORMANCE (BEFORE AND AFTER TAXES) DOES NOT GUARANTEE FUTURE RESULTS.



There can be no assurance that any Portfolio will achieve its objective. It is possible to lose money by investing in the Portfolios. An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Funds.

                            FLEXIBLE INCOME Portfolio


OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests no more than 30% of its net assets in the Equity Funds.


The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, and Small Cap Growth Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests and the risks associated with direct investments in the foregoing paragraph, including derivatives risk, as well as portfolio risk.


                 CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)(1)


[Flexible Income Portfolio Bar Graph]


                                                                             ANNUAL RETURN
                                                                             -------------
1997                                                                             10.25
1998                                                                              9.24
1999                                                                              8.64
2000                                                                              5.10
2001                                                                              4.33
2002                                                                              1.03
2003                                                                             12.08
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 6.13% (for the quarter ended 6/30/03), and the lowest was -2.01% (for the quarter ended 9/30/02).



                   PERFORMANCE (WITH MAXIMUM SALES CHARGE)(1)



                                                                                             SINCE
                                                               PAST    PAST      SINCE      CLASS C
AVERAGE ANNUAL TOTAL RETURNS                                   ONE     FIVE    INCEPETION   INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                          YEAR    YEARS   (7/25/96)   (3/1/02)
CLASS A SHARES
  Before Taxes                                                [   ]%   [   ]%    [   ]%       N/A
  After Taxes on Distributions(2)                             [   ]%   [   ]%    [   ]%       N/A
  After Taxes on Distributions and Sale of Fund Shares        [   ]%   [   ]%    [   ]%       N/A
CLASS B SHARES (Before Taxes)                                 [   ]%   [   ]%    [   ]%       N/A
CLASS C SHARES (Before Taxes)                                 [   ]%    N/A       N/A        [   ]%
LEHMAN BROTHERS AGGREGATE BOND INDEX(3)                       [   ]%   [   ]%    [   ]%      [   ]%
STANDARD & POOR'S ("S&P")500 INDEX(4)
CAPITAL MARKET BENCHMARK(5)                                   [   ]%   [   ]%    [   ]%      [   ]%



(1) The Portfolio's performance through December 31, 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.



(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(3) This index is intended to represent the U.S. fixed-income market as a whole.



(4) This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.



(5) The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 20% in the Standard & Poor's ("S&P") 500 Index (an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market) and 80% in the Lehman Brothers Aggregate Bond Index.

                         CONSERVATIVE BALANCED Portfolio


OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio invests between 40% and 80% of its net assets in a combination of the Fixed-Income Funds and the Money Market Fund and between 20% and 60% of its net assets in the Equity Funds.


The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, and International Growth Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests and the risks associated with direct investments in the foregoing paragraph, including derivatives risk, as well as portfolio risk.


                CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)(1)


[Conservative Balanced Portfolio Bar Graph]


                                                                             ANNUAL RETURN
                                                                             -------------
1997                                                                              8.29
1998                                                                              5.28
1999                                                                              1.97
2000                                                                              3.97
2001                                                                              2.20
2002                                                                             -2.98
2003                                                                             15.98
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 8.00% (for the quarter ended 6/30/03), and the lowest was -4.84% (for the quarter ended 9/30/02).



                  PERFORMANCE (WITH MAXIMUM SALES CHAGRES)(1)



                                                                                             SINCE
                                                               PAST    PAST      SINCE      CLASS C
AVERAGE ANNUAL TOTAL RETURNS                                   ONE     FIVE    INCEPETION   INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                          YEAR    YEARS   (7/25/96)   (3/1/02)
CLASS A SHARES
  Before Taxes                                                [   ]%   [   ]%    [   ]%       N/A
  After Taxes on Distributions(2)                             [   ]%   [   ]%    [   ]%       N/A
  After Taxes on Distributions and Sale of Fund Shares(2)     [   ]%   [   ]%    [   ]%       N/A
CLASS B SHARES (Before Taxes)                                 [   ]%   [   ]%    [   ]%       N/A
CLASS C SHARES (Before Taxes)                                 [   ]%    N/A       N/A        [   ]%
LEHMAN BROTHERS AGGREGATE BOND INDEX(3)                       [   ]%   [   ]%    [   ]%      [   ]%
S&P 500 Index(4)
CAPITAL MARKET BENCHMARK(5)                                   [   ]%   [   ]%    [   ]%      [   ]%



(1) Effective August 1, 2000, the investment objective and policies of the Portfolio changed. Accordingly, the performance of the Portfolio shown above may not reflect what the Portfolio's performance would have been under its current investment objective and policies. The Portfolio's performance through December 31, 2003 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.



(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(3) This index is intended to represent the U.S. fixed-income market as a whole.



(4) This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.



(5) The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 40% in the S&P 500 Index (an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market) and 60% in the Lehman Brothers Aggregate Bond Index.

                               BALANCED Portfolio


OBJECTIVE This Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their investments among certain of the Funds to achieve their objectives. This Portfolio invests at least 30% and no more than 70% of its net assets in the Equity Funds and at least 30% and no more than 70% of its net assets in the Fixed-Income Funds.


The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, and International Growth Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests and the risks associated with direct investments in the foregoing paragraph, including derivatives risk, as well as portfolio risk.


                    CALENDAR YEAR TOTAL RETURNS (A SHARES)(1)


[Balanced Portfolio Bar Graph]


                                                                             ANNUAL RETURN
                                                                             -------------
1997                                                                             10.22
1998                                                                             16.27
1999                                                                             26.97
2000                                                                              0.13
2001                                                                             -0.51
2002                                                                             -9.41
2003                                                                             21.34
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 15.37% (for the quarter ended 12/31/99), and the lowest was -8.99% (for the quarter ended 9/30/02).



                   PERFORMANCE (WITH MAXIMUM SALES CHARGES)(1)



                                                                                             SINCE
                                                               PAST    PAST      SINCE      CLASS C
AVERAGE ANNUAL TOTAL RETURNS                                   ONE     FIVE    INCEPETION   INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                          YEAR    YEARS   (7/25/96)   (3/1/02)
CLASS A SHARES
  Before Taxes                                                [   ]%   [   ]%    [   ]%       N/A
  After Taxes on Distributions(2)                             [   ]%   [   ]%    [   ]%       N/A
  After Taxes on Distributions and Sale of Fund Shares(2)     [   ]%   [   ]%    [   ]%       N/A
CLASS B SHARES (Before Taxes)                                 [   ]%   [   ]%    [   ]%       N/A
CLASS C SHARES (Before Taxes)                                 [   ]%    N/A       N/A        [   ]%
LEHMAN BROTHERS AGGREGATE BOND INDEX(3)                       [   ]%   [   ]%    [   ]%      [   ]%
S&P 500 INDEX(4)
CAPITAL MARKET BENCHMARK(5)                                   [   ]%   [   ]%    [   ]%      [   ]%



(1) The Portfolio's performance through December 31, 1998 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.



(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class offered by this prospectus. After-tax returns for other classes will vary.



(3) This index is intended to represent the U.S. fixed-income market as a whole.



(4) This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.



(5) The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 60% in the S&P 500 Index (an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market) and 40% in the Lehman Brothers Aggregate Bond Index.

                          CONSERVATIVE GROWTH Portfolio


OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer you the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 60% of its net assets in the Equity Funds.


The Portfolio may invest up to 30% of its assets in each of the Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds. It may also invest up to 40% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, and International Growth Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests and the risks associated with direct investments in the foregoing paragraph, including derivatives risk, as well as portfolio risk.


                 CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)(1)


[Conservative Growth Portfolio Bar Graph]


                                                                             ANNUAL RETURN
                                                                             -------------
1997                                                                              8.65
1998                                                                             18.82
1999                                                                             40.28
2000                                                                             -2.96
2001                                                                             -4.20
2002                                                                            -15.70
2003                                                                             26.97
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 22.16% (for the quarter ended 12/31/99), and the lowest was -12.69% (for the quarters ended 9/30/01 and 9/30/02).



                   PERFORMANCE (WITH MAXIMUM SALES CHARGE)(1)



                                                                                             SINCE
                                                               PAST    PAST      SINCE      CLASS C
AVERAGE ANNUAL TOTAL RETURNS                                   ONE     FIVE    INCEPETION   INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                          YEAR    YEARS   (7/25/96)   (3/1/02)
CLASS A SHARES
  Before Taxes                                                 [ ]%    [ ]%      [ ]%         N/A
  After Taxes on Distributions(2)                              [ ]%    [ ]%      [ ]%         N/A
  After Taxes on Distributions and Sale of Fund Shares(2)      [ ]%    [ ]%      [ ]%         N/A
CLASS B SHARES (Before Taxes)                                  [ ]%    [ ]%      [ ]%         N/A
CLASS C SHARES (Before Taxes)                                  [ ]%    N/A       N/A         [ ]%
LEHMAN BROTHERS AGGREGATE BOND INDEX(3)                        [ ]%    [ ]%      [ ]%        [ ]%
S&P 500 INDEX(4)
CAPITAL MARKET BENCHMARK(5)                                    [ ]%    [ ]%      [ ]%        [ ]%



(1) The Portfolio's performance through December 31, 1998 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.



(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(3) This index is intended to represent the U.S. fixed-income market as a whole.



(4) This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.



(5) The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 80% in the S&P 500 Index (an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market) and 20% in the Lehman Brothers Aggregate Bond Index.

                           STRATEGIC GROWTH Portfolio


OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer you the potential for a high level of capital growth, and a corresponding level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 75% of its net assets in the Equity Funds.


The Portfolio may invest up to 25% of its assets in each of the Short Term Income, High Yield and Money Market Funds. It may also invest up to 50% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, and International Growth Funds.


The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, and the risks associated with direct investments in the foregoing paragraph, including derivatives risk, as well as portfolio risk.


                 CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)(1)


[Strategic Growth Portfolio Bar Chart]


                                                                             ANNUAL RETURN
                                                                             -------------
1997                                                                             12.38
1998                                                                             22.63
1999                                                                             44.48
2000                                                                             -4.43
2001                                                                             -6.69
2002                                                                            -20.85
2003                                                                             31.27
2004



Sales charges are not included in the returns shown above. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 25.23% (for the quarter ended 12/31/99), and the lowest was -16.73% (for the quarter ended 9/30/01).



                   PERFORMANCE (WITH MAXIMUM SALES CHARGES)(1)



                                                                                             SINCE
                                                               PAST    PAST      SINCE      CLASS C
AVERAGE ANNUAL TOTAL RETURNS                                   ONE     FIVE    INCEPETION   INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                          YEAR    YEARS   (7/25/96)   (3/1/02)
CLASS A SHARES
  Before Taxes                                                [   ]%   [   ]%    [   ]%       N/A
  After Taxes on Distributions(2)                             [   ]%   [   ]%    [   ]%       N/A
  After Taxes on Distributions and Sale of Fund Shares(2)     [   ]%   [   ]%    [   ]%       N/A
CLASS B SHARES (Before Taxes)                                 [   ]%   [   ]%    [   ]%       N/A
CLASS C SHARES (Before Taxes)                                 [   ]%    N/A       N/A        [   ]%
LEHMAN BROTHERS AGGREGATE BOND INDEX(3)                       [   ]%   [   ]%    [   ]%      [   ]%
S&P 500 INDEX(4)
CAPITAL MARKET BENCHMARK(5)                                   [   ]%   [   ]%    [   ]%      [   ]%



(1) The Portfolio's performance through December 31, 1998 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.



(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation, may differ from those shown, and may not be relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class offered by this prospectus. After-tax returns for other share classes will vary.



(3) This is an index intended to represent the U.S. fixed-income market as a whole.



(4) This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.



(5) This index is intended to measure the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

                                MONEY MARKET FUND


OBJECTIVE This Fund seeks to maximize current income while preserving capital and maintaining liquidity.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high-quality money market instruments, which may include U.S. GOVERNMENT SECURITIES, corporate obligations, FLOATING AND VARIABLE RATE SECURITIES, MUNICIPAL OBLIGATIONS, U.S. dollar-denominated FOREIGN INVESTMENTS, ASSET-BACKED SECURITIES, REPURCHASE AGREEMENTS, and WHEN-ISSUED and DELAYED-DELIVERY TRANSACTIONS.


Among the principal risks of investing in the Fund are:


- Market risk                                        - Liquidity risk
- Credit risk                                        - Management risk
- Foreign Investment risk                            - Money Market risk



                  CALENDAR YEAR TOTAL RETURNS (CLASS A SHARES)


[Money Market Fund Bar Graph]


                                                                             ANNUAL RETURN
                                                                             -------------
1995                                                                             5.33
1996                                                                             4.88
1997                                                                             5.04
1998                                                                             5.00
1999                                                                             4.56
2000                                                                             6.01
2001                                                                             3.65
2002                                                                             1.31
2003                                                                             0.70
2004



During the periods shown above, the highest quarterly return was 1.56% (for the quarter ended 12/31/00), and the lowest was 0.15% (for the quarters ended 9/30/03 and 12/31/03).



          PERFORMANCE (WITH MAXIMUM CONTINGENT DEFERRED SALES CHARGES)



                                                                                                        SINCE
                                                                            PAST     PAST     PAST     CLASS C
ANNUAL TOTAL RETURNS(1)                                                     ONE      FIVE     TEN     INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2004)                                       YEAR     YEARS    YEARS    (3/1/02)
CLASS A SHARES                                                               [ ]      [ ]      [ ]       N/A
CLASS B SHARES                                                               [ ]      [ ]      N/A       N/A
CLASS C SHARES                                                               [ ]      N/A      N/A       [ ]
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(2)                                [ ]      [ ]      [ ]       [ ]



(1) The performance of the Fund's Class B and Class C shares through December 31, 2003 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.



(2) This is an unmanaged index that measures the performance of 3-month U.S. Treasury bills currently available in the marketplace.

SUMMARY OF PRINCIPAL RISKS


The value of your investment in a Portfolio changes with the value of the investments held by that Portfolio. Many factors can affect that value, and it is possible that you may lose money by investing in the Portfolios. Factors that may affect a particular Portfolio or Fund as a whole are called "principal risks." They are summarized in this section. The chart at the end of this section displays similar information. All Portfolios and Funds are subject to principal risks. These risks can change over time, because the types of investments made by the Portfolios and Funds can change over time. Investments mentioned in this summary and described in greater detail under "Portfolio and Fund Investment Strategies" or "Common Investment Practices" appear in BOLD TYPE. Those sections also include more information about the Portfolios and Funds, their investments, and the related risks.



MARKET RISK. Each of the Portfolios and funds is subject to market risk, which is the general risk of unfavorable changes in the market value of a fund's portfolio of securities. In addition, Funds that focus investments in "value" or "growth" stocks are subject to the risk that the market may not favor the particular securities in which the Fund may invest. Growth stocks also generally trade at higher multiples of current earnings than other stocks and may therefore be more sensitive to changes in current or expected earnings.



One aspect of market risk is interest rate risk. As interest rates rise, the value of your investment in a Portfolio or Fund is likely to decline to the extent the Portfolio or Fund holds income-producing equity or fixed-income investments because such investments are likely to be worth less.



Even funds such as the Short Term Income and U.S. Government Securities Funds are subject to interest rate risk, even though they generally invest substantial portions of their assets in the highest quality fixed-income securities, such as U.S. GOVERNMENT SECURITIES.



Interest rate risk is generally greater for funds that invest in fixed-income securities with longer maturities. This risk may be compounded for funds such as the U.S. Government Securities and Income Funds that invest in MORTGAGE-BACKED or other ASSET-BACKED SECURITIES that may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable when interest rates are rising. Increased market risk is also likely for funds such as the Short Term Income and Income Funds that invest in debt securities paying no interest, such as ZERO-COUPON and PAYMENT-IN-KIND securities.



Except for the REIT Fund with respect to real estate, none of the Funds concentrates its assets in any particular industry. However, any of the Funds may concentrate its assets in a broad economic sector or geographic region. To the extent such investments are affected by common economic forces and other factors, this may increase a fund's vulnerability to such factors.



Funds that invest in equity securities such as common stock, preferred stock and convertible securities, are exposed to a separate set of market risks. Those risks include the risk of broader equity market declines as well as more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.



CREDIT RISK. Each of the Portfolios and Funds may be subject to credit risk to the extent that it invests, directly or indirectly, in FIXED-INCOME SECURITIES, REITS, or STRATEGIC TRANSACTIONS. This is the risk that the issuer or the guarantor of a fixed-income security or other obligation, or the counterparty to any of a fund's portfolio transactions (including, without limitation, REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, LENDING OF SECURITIES, STRATEGIC TRANSACTIONS and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in credit ratings, apply. Credit risk is particularly significant for Funds such as the Equity Income, Growth & Income, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, Income, and High Yield Funds that may invest significantly in BELOW-INVESTMENT-GRADE SECURITIES. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income, High Yield, and Money Market Funds, which make FOREIGN INVESTMENTS denominated in U.S. dollars, are also subject to increased credit risk because of the added difficulties associated with requiring foreign entities to honor their contractual commitments and because a number of foreign governments and other issuers are already in default.



CURRENCY RISK. Funds such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term, Income, and High Yield Funds that may invest in securities denominated in, and/or receive revenues in, foreign currencies will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.



FOREIGN INVESTMENT RISK. Each of the Funds that can make FOREIGN INVESTMENTS, such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income, High Yield, and Money Market Fund may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated.



GEOGRAPHIC CONCENTRATION RISK. The West Coast Equity Fund, which invests significant portions of its assets in Alaska, California, Idaho, Montana, Oregon, and Washington, generally has more exposure to regional economic risks than a fund making investments more broadly.

LEVERAGING RISK. When a fund is BORROWING money or otherwise leveraging its portfolio, the value of an investment in that fund will be more volatile and all other risks will tend to be compounded. The REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income, and High Yield Funds may achieve leverage by using REVERSE REPURCHASE AGREEMENTS and/or DOLLAR ROLLS. The REIT, Equity Income, Growth & Income, Short Term Income, U.S. Government Securities, Income, and High Yield Funds may achieve leverage through the use of INVERSE FLOATING RATE INVESTMENTS. With the exception of the Money Fund, each Portfolio or Fund may also take on leveraging risk by investing collateral from securities loans, by using STRATEGIC TRANSACTIONS (derivatives) or by BORROWING money to meet redemption requests.



REAL ESTATE RISK. Funds such as the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Small Cap Value, Short Term Income, Income, and High Yield Funds, which may invest a significant portion of their assets in REITS, are subject to risks affecting real estate investments. Investments in the real estate industry, even though representing interests in different companies and sectors within the industry, may be affected by common economic forces and other factors. This increases a fund's vulnerability to factors affecting the real estate industry. This risk is significantly greater than for a fund that invests in a range of industries, and may result in greater losses and volatility. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. A fund investing in REITs will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the fund. A fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and/or fail to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The REIT Fund is especially sensitive to these risks because it normally invests at least 80% of its net assets plus borrowings for investment purposes in REIT securities.



DERIVATIVES RISK. Each of the Portfolios and Funds, except the Money Market Fund, may, subject to the limitations and restrictions stated elsewhere in this prospectus and the SAI, use STRATEGIC TRANSACTIONS involving derivatives such as forward contracts, futures contracts, options, swaps, caps, floors and collars, which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate, or index. In addition to other risks, such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.



LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a fund from selling out of these ILLIQUID SECURITIES at an advantageous price. All of the Portfolios and Funds may be subject to liquidity risk. Funds that engage in STRATEGIC TRANSACTIONS, make FOREIGN INVESTMENTS, or invest in securities involving substantial market and/or credit risk tend to be subject to greater liquidity risk. In addition, liquidity risk increases for Funds that hold RESTRICTED SECURITIES.



MANAGEMENT RISK. Each Portfolio and Fund is subject to management risk because it is an actively managed investment portfolio. WM Advisors, or the sub-advisor if applicable, will apply its investment techniques and risk analyses in making investment decisions for the Portfolios or Funds, but there can be no guarantee that they will meet stated objectives or produce desired results. In some cases derivatives and other investments may be unavailable or WM Advisors or the sub-advisor may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Portfolios or funds.



SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Equity Funds and High Yield Fund generally have the greatest exposure to this risk.



MONEY MARKET RISK. Although the Money Market Fund is designed to be a relatively low risk investment, it is not entirely free of risk. The Money Market Fund may not be able to maintain a net asset value ("NAV") of $1.00 per share as a result of deterioration in the credit quality of issuers whose securities the Funds hold, or an increase in interest rates. In addition, investments in the Money Market Fund are subject to the risk that inflation may erode the investment's purchasing power over time.



PORTFOLIO REALLOCATION RISK. From time to time, one or more of a Portfolio's underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by WM Advisors. These transactions will affect such Funds, since the Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and since Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs. Because the Portfolios own substantial portions of some Funds, a redemption reallocation by the Portfolios away from a Fund could cause the Fund's expenses to increase, and may result in a Fund becoming too small to be economically viable. WM Advisors is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. WM Advisors may nevertheless face conflicts in fulfilling its dual responsibilities to the Portfolios and the Funds. WM Advisors will at all times monitor the impact on the Funds of transactions by the Portfolios.



PORTFOLIO RISK. Each of the Portfolios allocates its assets among the Funds as determined by WM Advisors and in accordance with the investment restrictions discussed above. As a result, the Portfolios share the risks of each of the Funds in which they invest, which are described above.

In particular, the Portfolios may be subject to credit risk. For instance, the Strategic Growth Portfolio can invest up to 50% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth and International Growth Funds and up to 25% of its assets in the Short Term Income, High Yield and Money Market Fund. Each of these Funds may invest significant amounts of its assets in BELOW-INVESTMENT-GRADE SECURITIES ("junk bonds"). The Portfolios may also be exposed to foreign investment risk through their investments in the Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, Short Term Income, Income, International Growth, or High Yield Funds. In choosing among the Portfolios, investors should understand the risks of each of the Funds and the extent to which each Portfolio invests in each Fund.


Investing in Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Funds. See "Tax Considerations" for additional information about the tax implications of investing in the Portfolios.

Under certain circumstances, a Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until WM Advisors determines that it is appropriate to dispose of such securities.

The officers, trustees, advisor, distributor and transfer agent of the Portfolios serve in the same capacities for the Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to the Portfolios and the Funds. Because WM Advisors earns different fees from the Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of WM Advisors.

                             PRINCIPAL RISKS by Fund


The following chart summarizes the principal risks of each Fund other than market risk, credit risk, liquidity risk, management risk and portfolio reallocation risk, which apply to all of the Funds. The Portfolios share in the risks of each of the Funds in which they invest. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.


                               Foreign     Geographic                                      Real                Smaller        Money
                   Currency   Investment  Concentration  Leveraging  Non-Diversification  Estate  Derivatives  Company  Tax   Market
                     Risk        Risk         Risk          Risk             Risk          Risk      Risk       Risk    Risk   Risk
REIT                   X          X                          X                              X          X          X
Fund

EQUITY INCOME          X          X                          X                              X          X          X
Fund

GROWTH &                                                                                    X          X          X
INCOME                 X          X                          X
Fund
                                                                                            X          X          X
WEST COAST EQUITY      X          X             X            X
Fund

MID CAP STOCK                                                                               X          X          X
Fund                   X          X                          X

GROWTH                                                                                                 X          X
Fund                   X          X                          X
                                                                                            X          X          X
SMALL CAP VALUE        X          X                          X
Fund

SMALL CAP                                                                                              X          X
GROWTH                 X          X                          X
Fund

INTERNATIONAL                                                                                          X          X
GROWTH                 X          X                          X
Fund
                                                                                            X          X
SHORT TERM INCOME      X          X                          X
Fund

U.S. GOVERNMENT                                                                                        X
SECURITIES                                                   X
Fund
                                                                                            X          X
INCOME                 X          X                          X
Fund
                                                                                                       X          X
HIGH YIELD             X          X                          X
Fund

MONEY MARKET           X                                                                                                        X
Fund

                       FEES AND EXPENSES OF THE PORTFOLIOS


This table describes the fees and expenses that you may pay if you invest in Class A, B or C shares of a Portfolio. Each of the Portfolios may offer other classes of shares that are subject to different fees and expenses. For information about other classes of shares offered by the Portfolios, please contact WM Shareholder Services at 800-222-5852. The examples on the next three pages are intended to help you compare the cost of investing in the Portfolios with the costs of investing in other mutual funds. The examples assume that your investment has a 5% return each year, as required for illustration purposes by the Securities and Exchange Commission, and that the Portfolio's operating expenses remain the same. Your actual costs may be higher or lower than those in the examples.



                     SHAREHOLDER FEES(1)                          CLASS A          CLASS B          CLASS C
          (fees paid directly from your investment)             SHARES (in %)   SHARES (in %)    SHARES (in %)
-------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)
Conservative Balanced, Balanced, Conservative Growth and
Strategic Growth Portfolios                                         5.50             0.00             0.00
-------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio                                           4.50             0.00             0.00
-------------------------------------------------------------------------------------------------------------------
Money Fund                                                          0.00(3)          0.00             0.00
-------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
original purchase price)(2)                                         0.00(4)          5.00(5)          1.00(6)
-------------------------------------------------------------------------------------------------------------------


(1) An annual fee up to $12 may be imposed on accounts that fall below $1,000. See "Other Policies and Practices of the WM Group of Funds -- Small Accounts."


(3) Regular sales charges apply when Class A shares of a Money Fund (on which no sales charge was paid at time of purchase) are exchanged for shares of any other Fund.


(4) Certain investors who purchase Class A shares without paying an initial sales charge may be subject to a deferred sales charge of 1.00% on redemptions within the first 18 months.


(5) The maximum deferred sales charge is imposed on shares redeemed in the first and second years. For shares held longer than two years, the deferred sales charge declines according to the schedules set forth under "Choosing a Share Class -- Class B Shares -- Contingent Deferred Sales Charge on Class B Shares" in this prospectus.



(6) Class C shares redeemed within the first 12 months are subject to a 1.00% contingent deferred sales charge.


(7) A $10 fee may be charged for redemptions made by wire transfer. Contingent deferred sales charges for shares purchased prior to April 1, 2003 are described in the SAI.

                                                                PORTFOLIO
                                                            OPERATING EXPENSES
                                                         (expenses that are deducted
CLASS A SHARES                                               from Fund assets)
-----------------------------------------------------------------------------------------
                                                                                 Total
                                                                                 Annual
                                                           Service                Fund
                                            Management     (12b-1)    Other     Operating
                                              Fees         Fees(1)   Expenses   Expenses
-----------------------------------------------------------------------------------------
Flexible Income Portfolio(2)                   [ ]%          [ ]%      [ ]%       [ ]%
-----------------------------------------------------------------------------------------
Conservative Balanced Portfolio(2)             [ ]           [ ]       [ ]        [ ]
-----------------------------------------------------------------------------------------
Balanced Portfolio(2)                          [ ]           [ ]       [ ]        [ ]
-----------------------------------------------------------------------------------------
Conservative Growth Portfolio(2)               [ ]           [ ]       [ ]        [ ]
-----------------------------------------------------------------------------------------
Strategic Growth Portfolio(2)                  [ ]           [ ]       [ ]        [ ]
-----------------------------------------------------------------------------------------
Money Market Fund                              [ ]           [ ]       [ ]        [ ]
-----------------------------------------------------------------------------------------



                                               EXAMPLES: You would pay the following
                                               expenses on a $10,000 investment assuming
                                               a 5% annual return and redemption at the
CLASS A SHARES                                 end of each period:
-----------------------------------------------------------------------------------------
                                                One     Three     Five       Ten
                                               Year     Years     Years     Years
-----------------------------------------------------------------------------------------
Flexible Income Portfolio(2)                   $[ ]     $[ ]      $[ ]      $[ ]
-----------------------------------------------------------------------------------------
Conservative Balanced Portfolio(2)              [ ]      [ ]       [ ]       [ ]
-----------------------------------------------------------------------------------------
Balanced Portfolio(2)                           [ ]      [ ]       [ ]       [ ]
-----------------------------------------------------------------------------------------
Conservative Growth Portfolio(2)                [ ]      [ ]       [ ]       [ ]
-----------------------------------------------------------------------------------------
Strategic Growth Portfolio(2)                   [ ]      [ ]       [ ]       [ ]
-----------------------------------------------------------------------------------------
Money Market Fund                               [ ]      [ ]       [ ]       [ ]
-----------------------------------------------------------------------------------------



(1) 12b-1 fees represent servicing fees that are paid to WM Funds Distributor, Inc. (the "Distributor"). See "Other Policies and Practices of the WM Group of Funds -- Distribution Plan and Additional Information Regarding Dealer Compensation."


(2) Does not include underlying Fund expenses that the Portfolios bear indirectly.

                                                       PORTFOLIO
                                                   OPERATING EXPENSES
                                               (expenses that are deducted
CLASS B SHARES                                      from Fund assets)
------------------------------------------------------------------------------------
                                               Distribution                  Total
                                                  and                        Annual
                                                Service                      Fund
                                   Management   (12b-1)        Other      Operating
                                     Fees       Fees(1)       Expenses     Expenses
                                   -------------------------------------------------
Flexible Income Portfolio(3)         [ ]%         [ ]%          [ ]%          [ ]%
------------------------------------------------------------------------------------
Conservative Balanced Portfolio(3)   [ ]          [ ]           [ ]           [ ]
------------------------------------------------------------------------------------
Balanced Portfolio(3)                [ ]          [ ]           [ ]           [ ]
------------------------------------------------------------------------------------
Conservative Growth Portfolio(3)     [ ]          [ ]           [ ]           [ ]
------------------------------------------------------------------------------------
Strategic Growth Portfolio(3)        [ ]          [ ]           [ ]           [ ]
------------------------------------------------------------------------------------
Money Market Fund                    [ ]          [ ]           [ ]           [ ]
------------------------------------------------------------------------------------



                                    EXAMPLES: You would pay the following expenses on a
                                    $10,000 investment assuming a 5% annual return
                                    and either:
                                    (a) redemption at the end of each period or
CLASS B SHARES                      (b) no redemption:
--------------------------------------------------------------------------------------------
                                                  (a)                         (b)
                                    One   Three  Five    Ten    One   Three   Five    Ten
                                    Year  Years  Years  Years  Year   Years  Years  Years(2)
                                    --------------------------------------------------------
Flexible Income Portfolio(3)        $[ ]  $[ ]   $[ ]   $[ ]    $[ ]  $[ ]   $[ ]   $[ ]
--------------------------------------------------------------------------------------------
Conservative Balanced Portfolio(3)   [ ]   [ ]    [ ]    [ ]     [ ]   [ ]    [ ]    [ ]
--------------------------------------------------------------------------------------------
Balanced Portfolio(3)                [ ]   [ ]    [ ]    [ ]     [ ]   [ ]    [ ]    [ ]
--------------------------------------------------------------------------------------------
Conservative Growth Portfolio(3)     [ ]   [ ]    [ ]    [ ]     [ ]   [ ]    [ ]    [ ]
--------------------------------------------------------------------------------------------
Strategic Growth Portfolio(3)        [ ]   [ ]    [ ]    [ ]     [ ]   [ ]    [ ]    [ ]
--------------------------------------------------------------------------------------------
Money Market Fund                    [ ]   [ ]    [ ]    [ ]     [ ]   [ ]    [ ]    [ ]



(1) 0.25% of the 12b-1 fees shown represent servicing fees that are paid to the Distributor. Long-term Class B shareholders may pay more than the sales charge paid by Class A shareholders. See "Other Policies and Practices of the WM Group of Funds -- Distribution Plan and Additional Information Regarding Dealer Compensation."


(2) Class B shares convert to Class A shares after eight years; accordingly, the expense amounts for years nine and ten are based on Class A share expenses.

(3) Does not include underlying Fund expenses that the Portfolios bear indirectly. Management Fees and Other Expenses have been restated to reflect current fees.

                                                      PORTFOLIO
                                                  OPERATING EXPENSES
                                              (expenses that are deducted
CLASS C SHARES                                     from Fund assets)
------------------------------------------------------------------------------------
                                                                          Total
                                                Distribution             Annual
                                                and Service               Fund
                                    Management    (12b-1)     Other     Operating
                                       Fees       Fees(1)    Expenses   Expenses
                                   -------------------------------------------------
Flexible Income Portfolio(2)           [ ]%         [ ]%       [ ]%        [ ]%
------------------------------------------------------------------------------------
Conservative Balanced Portfolio(2)     [ ]          [ ]        [ ]         [ ]
------------------------------------------------------------------------------------
Balanced Portfolio(2)                  [ ]          [ ]        [ ]         [ ]
------------------------------------------------------------------------------------
Conservative Growth Portfolio(2)       [ ]          [ ]        [ ]         [ ]
------------------------------------------------------------------------------------
Strategic Growth Portfolio(2)          [ ]          [ ]        [ ]         [ ]
------------------------------------------------------------------------------------
Money Market Fund                      [ ]          [ ]        [ ]         [ ]



                                    EXAMPLES: You would pay the following expenses on a $10,000 investment assuming a 5% annual return and either:
                                    (a) redemption at the end of each period or
CLASS C SHARES                      (b) no redemption
-----------------------------------------------------------------------------------------------

                                                   (a)                          (b)
                                     One   Three  Five    Ten     One   Three  Five   Ten
                                    Year   Years  Years  Years   Year   Years  Years  Years
-----------------------------------------------------------------------------------------------
Flexible Income Portfolio(2)        $[ ]   $[ ]   $[ ]   $[ ]    $[ ]    $[ ]  $[ ]    $[ ]
-----------------------------------------------------------------------------------------------
Conservative Balanced Portfolio(2)   [ ]    [ ]    [ ]    [ ]     [ ]     [ ]   [ ]     [ ]
-----------------------------------------------------------------------------------------------
Balanced Portfolio(2)                [ ]    [ ]    [ ]    [ ]     [ ]     [ ]   [ ]     [ ]
-----------------------------------------------------------------------------------------------
Conservative Growth Portfolio(2)     [ ]    [ ]    [ ]    [ ]     [ ]     [ ]   [ ]     [ ]
-----------------------------------------------------------------------------------------------
Strategic Growth Portfolio(2)        [ ]    [ ]    [ ]    [ ]     [ ]     [ ]   [ ]     [ ]
-----------------------------------------------------------------------------------------------
Money Market Fund                    [ ]    [ ]    [ ]    [ ]     [ ]     [ ]   [ ]     [ ]



(1) 0.25% of the 12b-1 fees represent servicing fees that are paid to the Distributor. Long-term Class C shareholders may pay more than the sales charge paid by Class A shareholders. See "Other Policies and Practices of the WM Group of Funds -- Distribution Plan and Additional Information Regarding Dealer Compensation."


(2) Does not include underlying Fund expenses that the Portfolios bear indirectly. Management Fees and Other Expenses have been restated to reflect current fees.

ESTIMATED AGGREGATE PORTFOLIO EXPENSES



The following table sets forth the estimated aggregate expenses of the Portfolios, including expenses of the underlying Funds, based upon expenses shown in the table above for each Portfolio and corresponding expenses for each underlying Fund's Class I shares, which are not offered through this prospectus. These estimates assume a constant allocation by each Portfolio of its assets among the underlying Funds identical to the actual allocation of the Portfolio at October 31, 2004. A Portfolio's actual expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the underlying Funds, the expenses of the underlying Funds, and/or the Portfolio's own expenses.



                                                 EXAMPLES: You would pay the following
                                               combined expenses on a $10,000 investment
                                              assuming a 5% annual return and redemption
                                                       at the end of each period.
------------------------------------------------------------------------------------------
                                     Total
                                    Annual
                                   Combined
                                   Operating     One       Three       Five         Ten
                                   Expenses     Year       Years       Years       Years
------------------------------------------------------------------------------------------
CLASS A SHARES
Flexible Income Portfolio            [ ]%       $[ ]       $[ ]        $[ ]        $[ ]
Conservative Balanced Portfolio      [ ]         [ ]        [ ]         [ ]         [ ]
Balanced Portfolio                   [ ]         [ ]        [ ]         [ ]         [ ]
Conservative Growth Portfolio        [ ]         [ ]        [ ]         [ ]         [ ]
Strategic Growth Portfolio           [ ]         [ ]        [ ]         [ ]         [ ]

CLASS B SHARES
Flexible Income Portfolio            [ ]         [ ]        [ ]         [ ]         [ ]
Conservative Balanced Portfolio      [ ]         [ ]        [ ]         [ ]         [ ]
Balanced Portfolio                   [ ]         [ ]        [ ]         [ ]         [ ]
Conservative Growth Portfolio        [ ]         [ ]        [ ]         [ ]         [ ]
Strategic Growth Portfolio           [ ]         [ ]        [ ]         [ ]         [ ]

CLASS C SHARES
Flexible Income Portfolio            [ ]         [ ]        [ ]         [ ]         [ ]
Conservative Balanced Portfolio      [ ]         [ ]        [ ]         [ ]         [ ]
Balanced Portfolio                   [ ]         [ ]        [ ]         [ ]         [ ]
Conservative Growth Portfolio        [ ]         [ ]        [ ]         [ ]         [ ]
Strategic Growth Portfolio           [ ]         [ ]        [ ]         [ ]         [ ]



                                         EXAMPLES: You would pay the following
                                       combined expenses on a $10,000 investment
                                     assuming a 5% annual return and no redemption
                                              at the end of each period.
------------------------------------------------------------------------------------

                                      One           Three       Five         Ten
                                     Year           Years       Years       Years
------------------------------------------------------------------------------------
CLASS A SHARES
Flexible Income Portfolio            $[ ]           $[ ]        $[ ]         $[ ]
Conservative Balanced Portfolio       [ ]            [ ]         [ ]          [ ]
Balanced Portfolio                    [ ]            [ ]         [ ]          [ ]
Conservative Growth Portfolio         [ ]            [ ]         [ ]          [ ]
Strategic Growth Portfolio            [ ]            [ ]         [ ]          [ ]

CLASS B SHARES
Flexible Income Portfolio             [ ]            [ ]         [ ]          [ ]
Conservative Balanced Portfolio       [ ]            [ ]         [ ]          [ ]
Balanced Portfolio                    [ ]            [ ]         [ ]          [ ]
Conservative Growth Portfolio         [ ]            [ ]         [ ]          [ ]
Strategic Growth Portfolio            [ ]            [ ]         [ ]          [ ]

CLASS C SHARES
Flexible Income Portfolio             [ ]            [ ]         [ ]          [ ]
Conservative Balanced Portfolio       [ ]            [ ]         [ ]          [ ]
Balanced Portfolio                    [ ]            [ ]         [ ]          [ ]
Conservative Growth Portfolio         [ ]            [ ]         [ ]          [ ]
Strategic Growth Portfolio            [ ]            [ ]         [ ]          [ ]

As of October 31, 2004, the Portfolios' assets were allocated as follows:



                                                    Flexible     Conservative                 Conservative    Strategic
                                                     Income        Balanced      Balanced        Growth        Growth
                                                    Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------
REIT Fund                                             [ ]%           [ ]%          [ ]%           [ ]%          [ ]%
Equity Income Fund                                    [ ]%           [ ]%          [ ]%           [ ]%          [ ]%
Growth & Income Fund                                  [ ]%           [ ]%          [ ]%           [ ]%          [ ]%
West Coast Equity Fund                                [ ]%           [ ]%          [ ]%           [ ]%          [ ]%
Mid Cap Stock Fund                                    [ ]%           [ ]%          [ ]%           [ ]%          [ ]%
Growth Fund                                           [ ]%           [ ]%          [ ]%           [ ]%          [ ]%
Small Cap Value Fund                                  [ ]%           [ ]%          [ ]%           [ ]%          [ ]%
Small Cap Growth Fund                                 [ ]%           [ ]%          [ ]%           [ ]%          [ ]%
International Growth Fund                             [ ]%           [ ]%          [ ]%           [ ]%          [ ]%
Short Term Income Fund                                [ ]%           [ ]%          [ ]%           [ ]%          [ ]%
U.S. Government Securities Fund                       [ ]%           [ ]%          [ ]%           [ ]%          [ ]%
Income Fund                                           [ ]%           [ ]%          [ ]%           [ ]%          [ ]%
High Yield Fund                                       [ ]%           [ ]%          [ ]%           [ ]%          [ ]%
Cash Equivalents                                      [ ]%           [ ]%          [ ]%           [ ]%          [ ]%

                    PORTFOLIO AND FUND INVESTMENT STRATEGIES



This section provides a more complete description of the principal investment strategies and risks of each Portfolio and the Funds in which the Portfolios may invest. The "Common Investment Practices" section that follows provides additional information about the principal investment strategies of the Funds and identifies the Portfolios and Funds that may engage in such practices to a significant extent. The Funds may undertake other strategies for temporary defensive purposes. These strategies may cause the Funds to miss out on investment opportunities and may prevent the Funds from achieving their goals. You can find additional descriptions of the Portfolios' and Funds' strategies and risks in the SAI. Except for policies explicitly identified as "fundamental" in this prospectus or the SAI, the investment objectives and investment policies set forth in this prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent. Except as otherwise indicated, all policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in valuation or other circumstances.


STRATEGIC ASSET MANAGEMENT PORTFOLIOS


The Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return.



In order to achieve its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Funds listed in this prospectus. Even so, the Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Funds. WM Advisors may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Funds in accordance with its investment objective, WM Advisors' outlook for the economy and the financial markets, and the relative market valuations of the Funds.


In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:

      - short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities or political subdivisions;

      - other short-term fixed-income securities rated A or higher by Moody's Investors Services, Inc. ("Moody's"), Fitch Ratings ("Fitch") or Standard & Poor's ("S&P"), or if unrated, of comparable quality in the opinion of WM Advisors;

      -     commercial paper, including master notes;

      - bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and

      -     repurchase agreements.


At the time a Portfolio invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P or equivalent ratings by Fitch; if no such ratings are available, the investment must be of comparable quality in the opinion of WM Advisors. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with WM Advisors' current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. As a fundamental policy, which may not be changed without shareholder approval, each Portfolio will concentrate its investments in shares of the Funds.


EQUITY FUNDS


REIT FUND. Among the principal risks of investing in the REIT Fund are: market risk, credit risk, currency risk, foreign investment risk, real estate risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."



Under normal market conditions, the REIT Fund will normally invest at least 80% of its net assets plus any borrowings for investment purposes in real estate investment trust ("REIT") securities. REIT securities are investments in real estate investment trusts. The Fund may also invest in U.S. government obligations, convertible securities, mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may invest in money market instruments for temporary or defensive purposes and may invest in fixed-income securities of any maturity including mortgage-backed securities, U.S. government securities and asset-backed securities. The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. While no individual Fund is intended as a complete investment program, this is particularly true of the REIT Fund, which could be adversely impacted by economic trends within the real estate industry.

EQUITY INCOME FUND. Among the principal risks of investing in the Equity Income Fund are: market risk, credit risk, currency risk, foreign investment risk, real estate risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."


The Equity Income Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund may invest in money market instruments for temporary or defensive purposes. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. government securities and asset-backed securities, and may also invest up to 20% of its assets in below-investment-grade bonds (sometimes called "junk bonds"). The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 20% of its assets in REITs. The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.


GROWTH & INCOME FUND. Among the principal risks of investing in the Growth & Income Fund are: market risk, credit risk, currency risk, foreign investment risk, real estate risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."


The Growth & Income Fund invests primarily in common stocks. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below-investment-grade fixed-income securities.


WEST COAST EQUITY FUND. Among the principal risks of investing in the West Coast Equity Fund are: market risk, credit risk, currency risk, foreign investment risk, real estate risk, derivatives risk, liquidity risk, geographic concentration risk, management risk, leveraging risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."


Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of West Coast companies. WM Advisors defines West Coast companies to include those with: (i) principal executive offices located in the region, (ii) over 50% of their work force employed in the region or (iii) over 50% of their sales within the region, which includes Alaska, California, Idaho, Montana, Oregon and Washington. While no individual fund is intended as a complete investment program, this is particularly true of the West Coast Equity Fund, which could be adversely impacted by economic trends within this six state area.


The Fund is permitted to invest in money market instruments for temporary defensive purposes. The Fund may invest up to 20% of its assets in REITs and below-investment-grade fixed-income securities (sometimes called "junk bonds").



MID CAP STOCK FUND. Among the principal risks of investing in the Mid Cap Stock Fund are: market risk, credit risk, currency risk, foreign investment risk, real estate risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."


The Mid Cap Stock Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P MidCap 400 Index. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 20% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").

The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.


GROWTH FUND. Among the principal risks of investing in the Growth Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."


The Growth Fund invests primarily in common stocks believed to have significant appreciation potential. The Fund also may invest in fixed-income securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 35% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").


The Fund's portfolio is managed by its three sub-advisors - Janus Capital Management LLC ("Janus"), Salomon Brothers Asset Management, Inc. ("Salomon") and OppenheimerFunds, Inc ("Oppenheimer"). WM Advisors will determine the portion of the Fund's assets to be managed by each of the Fund's three sub-advisors.


Because WM Advisors earns different fees on the amounts allocated to each of the Fund's sub-advisors, there may be a conflict between the interests of the Fund and the economic interests of WM Advisors.

The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, provided that no more than 5% of its assets are invested in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.


SMALL CAP VALUE FUND. Among the principal risks of investing in the Small Cap Value Fund are: market risk, credit risk, currency risk, foreign investment risk, real estate risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."



The Small Cap Value Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers, provided that no more than 5% of its total assets may be invested in securities of issuers located in developing or emerging countries. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds") if WM Advisors believes that doing so will be consistent with the goal of capital appreciation.



SMALL CAP GROWTH FUND. Among the principal risks of investing in the Small Cap Growth Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."


The Small Cap Growth Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers provided that no more than 5% of its total assets are to be invested in securities of issuers located in developing or emerging market countries. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds") if WM Advisors believes that doing so will be consistent with the goal of capital appreciation.


INTERNATIONAL GROWTH FUND. Among the principal risks of investing in the International Growth Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."



The International Growth Fund invests primarily in equity securities of issuers located in foreign countries that Capital Guardian, the Fund's sub-advisor, believes present attractive investment opportunities. In selecting investments for the Fund, Capital Guardian seeks to identify foreign stocks that have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in that decisions are made based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomics and political judgments on the outlook for economies, industries, currencies and markets. The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.



The Fund invests in common stock and may invest in other securities with equity characteristics, such as trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.


The Fund intends to stay fully invested in the securities described above to the extent practical. Fund assets may be invested in short-term fixed-income instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, it may hold short-term investments until desirable equity securities become available. These short-term instruments are generally rated A or higher by Moody's or S&P, or, if unrated, of comparable quality in the opinion of the Fund's sub-advisor.

The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging markets, provided that no more than 5% of the Fund's total assets are invested in any one emerging market country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in investment-grade corporate fixed-income securities having maturities longer than one year, including Euro-currency instruments and securities.

FIXED-INCOME FUNDS


SHORT TERM INCOME FUND. Among the principal risks of investing in the Short Term Income Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk, real estate risk and management risk. These risks are described in greater detail in the "Summary of Principal Risks."


The Short Term Income Fund maintains a weighted average duration of three years or less and a weighted average maturity of five years or less. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a fixed-income security is the weighted average term to maturity of the present value of future cash flows, including interest and principal payments. Thus, duration involves WM Advisors' judgment with respect to both interest rates and expected cash flows.

The Fund will invest substantially all of its assets in fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more NRSROs or, if unrated, are judged to be of comparable quality by WM Advisors. All fixed-income securities purchased by the Fund will be investment-grade at time of purchase.

The Fund may invest in securities issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate fixed-income securities, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The Fund may invest in fixed-income securities issued by REITs.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. Investments in foreign securities are subject to special risks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.


U.S. GOVERNMENT SECURITIES FUND. Among the principal risks of investing in the U.S. Government Securities Fund are: market risk, credit risk, derivatives risk, liquidity risk, leveraging risk and management risk. These risks are described in greater detail in the "Summary of Principal Risks."


The U.S. Government Securities Fund invests primarily in a selection of obligations of the U.S. government and its agencies. The Fund may also invest in collateralized mortgage obligations or repurchase agreements. The Fund may not invest less than 80% of its net assets (plus any borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government, its agencies and/or instrumentalities or in repurchase agreements or collateralized mortgage obligations secured by these obligations. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes. The Fund may also enter into dollar roll transactions.


INCOME FUND. Among the principal risks of investing in the Income Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk, real estate risk and management risk. These risks are described in greater detail in the "Summary of Principal Risks."


The Income Fund invests most of its assets in:

      -     fixed-income and convertible securities;

      - U.S. government securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), FNMA, and FHLMC or similar government agencies or government-sponsored entities;

      -     commercial mortgage-backed securities;

      -     obligations of U.S. banks that belong to the Federal Reserve System;

      -     preferred stocks and convertible preferred stocks;

      - the highest grade commercial paper as rated by S&P, Fitch or Moody's; and

      -     deposits in U.S. banks.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes, and may enter into dollar roll transactions. The Fund may purchase securities of issuers that deal in real estate or securities that are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of fixed-income securities secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 35% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").


HIGH YIELD FUND. Among the principal risks of investing in the High Yield Fund are: market risk, credit risk, currency risk, foreign investment risk, derivatives risk, liquidity risk, leveraging risk, management risk and smaller company risk. These risks are described in greater detail in the "Summary of Principal Risks."


The High Yield Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities (including fixed-income securities, convertible securities and preferred stocks) rated lower than BBB by S&P or Fitch or Baa by Moody's or of equivalent quality as determined by WM Advisors. The remainder of the Fund's assets may be invested in any other securities WM Advisors believes are consistent with the Fund's objective, including higher rated fixed-income securities, common stocks and other equity securities. The Fund may also invest in securities of foreign issuers including those located in developing or emerging countries, and engage in hedging strategies involving options.


MONEY FUND



The Money Fund invest only in U.S. dollar-denominated short-term, money market securities. They will only purchase securities issued or guaranteed by the U.S. government, its agencies, sponsored entities or instrumentalities or securities that are, or have issuers that are:


- rated by at least two NRSROs, such as S&P, Fitch or Moody's, in one of the two highest rating categories for short-term fixed-income securities;

- rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating; or

- if not so rated, are determined to be of comparable quality.


A description of the rating systems of S&P, Fitch and Moody's is contained in Appendix A to this prospectus and in the SAI. At the time of investment, no security (except U.S. government securities subject to repurchase agreements and variable rate demand notes) purchased by the Money Fund will have a maturity exceeding 397 days, and the Money Fund's average portfolio maturity will not exceed 90 days. The Money Fund will attempt to maintain a stable NAV of $1.00, but there can be no assurance that any Money Fund will be able to do so.



MONEY MARKET FUND. Among the principal risks of investing in the Money Market Fund are: market risk, credit risk, foreign investment risk, liquidity risk, management risk and money market risk. These risks are described in greater detail in the "Summary of Principal Risks."


To accomplish its objective, the Money Market Fund invests solely in money market instruments that may be included in the following six general categories:

      -     U.S. government securities;

      - short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and state and local governments and municipalities to finance short-term cash needs;

      - obligations of U.S. and foreign banks with assets of more than $500 million;


      - U.S. dollar denominated securities issued by foreign governments, their agencies or instrumentalities or by supranational entities;



      - short-term corporate securities rated in one of the two highest rating categories by an NRSRO; and


      -     repurchase agreements.


COMMON INVESTMENT PRACTICES


The next several pages contain more detailed information about types of securities in which the Portfolios and Funds may invest, and strategies which WM Advisors or the respective sub-advisor may employ in pursuit of that Portfolio's or Fund's investment objective. This section also includes a summary of risks and restrictions associated with these securities and investment practices. For more information, please see the SAI.


BELOW-INVESTMENT-GRADE SECURITIES. The Growth and Growth & Income Funds and Income Funds may each invest up to 35% of its total assets, and the REIT, Equity Income, West Coast Equity, Mid Cap Stock Small Cap Value and Small Cap Growth Funds each may invest up to 20% of its total assets, in below- investment-grade fixed-income securities, sometimes referred to as "junk bonds." The High Yield Fund may invest all of its assets in these securities, and will generally invest at least 80% of its assets in such securities.



Below-investment-grade fixed-income securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for a Fund to value or to sell certain of these securities under certain market conditions. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A of this prospectus.



BORROWING. The Portfolios and Funds may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price and yield may be subject to greater fluctuation until the borrowing is paid off. For the Growth, Small Cap Growth, International Growth, Short Term Income, California Municipal, California Insured Intermediate Municipal and California Money Funds, and for the Portfolios, such borrowings may not exceed 30% of total assets. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Small Cap Value, U.S. Government Securities, Income and High Yield Funds may borrow up to 5% of their total assets for emergency, non-investment purposes. In addition, the Money Market Fund may borrow up to 33 1/3% of their total assets to meet redemption requests. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective

Portfolios and Funds.


The Short Term Income, U.S. Government Securities, Income and High Yield Funds may enter into DOLLAR ROLL. A Fund enters into a DOLLAR ROLL by selling securities for delivery in the current month and simultaneously contracting to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. This may be considered borrowing from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested, the Fund will be subject to market risk on those securities as well as similar risk with respect to the securities the Fund is required to repurchase.



Each of the REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, and High Yield Funds may engage in REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is a decline in the market value of the securities sold (and required to be repurchased).


FIXED-INCOME SECURITIES. The market value of fixed-income securities held by a Fund and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. You should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, securities purchased by a Fund may be subject to the risk of default. Fixed-income securities, including municipal obligations, rated in the lower end of the investment-grade category (Baa or BBB) and below-investment-grade fixed-income securities may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.

The fixed-income securities in which the Funds may invest include ZERO-COUPON SECURITIES, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other fixed-income securities.


FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The REIT, Equity Income and Growth & Income Funds, and Fixed-Income Funds may purchase floating rate, inverse floating rate and variable rate securities, including participation interests therein and assignments thereof.


The Money Funds may purchase floating rate and variable rate obligations, including participation interests therein.


The Fixed-Income Funds may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. Although variable rate demand notes are frequently not rated by credit rating agencies, a Fund may purchase unrated notes that are determined by WM Advisors or the Fund's sub-advisors to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. The absence of an active secondary market could make it difficult for a Fund to dispose of these securities in the event the issuer of the note were to default on its payment obligations, and the Fund could, for this or other reasons, suffer a loss as a result of the default.



Each The REIT, Equity Income and Growth & Income Funds, and Fixed-Income Funds may also invest in securities representing interests in tax-exempt securities, known as inverse floating obligations or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating-rate obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating-rate obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.



FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income, and High Yield Funds may, subject to the investment limitations stated elsewhere in this prospectus and the SAI, engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. These Funds either enter into these transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.


These Funds also may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. The Fund may also enter into a forward contract to sell a currency that is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen -- at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, WM Advisors or the Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.

Each of the Funds, other than the Money Funds and the Equity Income, Growth & Income, West Coast Equity and U.S. Government Securities Funds, may invest in securities which are indexed to certain specific foreign currency exchange rates. These securities expose the Funds to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the fixed-income and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.


In addition, a Fund may enter into foreign currency forward contracts for non-hedging purposes. When WM Advisors or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, the Fund may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. For example, a Fund could enter into a foreign currency forward contract to sell U.S. dollars and buy a foreign currency when the value of the foreign currency is expected to rise in relation to the U.S. dollars.


While the foregoing actions are intended to protect a Fund from adverse currency movements or allow a Fund to profit from favorable currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that a Fund will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Code.


FOREIGN INVESTMENTS. The Equity Income, Growth & Income, West Coast Equity and Money Market Funds may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from:


      -     fluctuations in currency exchange rates;

      -     devaluation of currencies;

      - future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions;

      -     reduced availability of public information concerning issuers; and

      - the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains well below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Funds normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.


The Equity Funds and the Short Term Income, Income and High Yield Funds may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"), GLOBAL DEPOSITARY RECEIPTS ("GDRS") or other similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

GEOGRAPHIC CONCENTRATION. Potential investors in the West Coast Equity Fund should consider the possibly greater risk arising from the geographic concentration of their investments.



HOLDINGS IN OTHER INVESTMENT COMPANIES. When WM Advisors or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, and High Yield Funds may, subject to any limitations imposed by the 1940 Act, invest up to 10% of its assets in securities of mutual funds or other registered investment companies that are not affiliated with WM Advisors or the Fund's sub-advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus (one of the Fund's sub-advisors), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.


ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 10% of the net assets of each Money Fund and up to 15% of the net assets of every other Fund may be invested in securities that are not readily marketable. Such illiquid securities may include:

      -     repurchase agreements with maturities greater than seven days;

      -     time deposits maturing in more than seven days;

      - to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

      -     certain over-the-counter options, as described in the SAI;

      - certain variable rate demand notes having a demand period of more than seven days; and

      - securities which are restricted under federal securities laws with respect to disposition (excluding certain Rule 144A securities, as described below).

Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, provided that such securities meet liquidity guidelines established by the Board of Trustees of the Portfolios and Funds.


Each of the Funds may purchase RESTRICTED SECURITIES (provided such securities are, in the case of the Equity Income, Growth & Income, West Coast Equity, U.S. Government Securities, Income, Money Market Funds eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended). Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities (making restricted securities, in many instances, more liquid than they once were considered to be), investing in restricted securities could increase the level of illiquidity of the portfolio securities of a Fund. This could make it more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell these securities on short notice, it might be unable to obtain fair market value.



LENDING OF SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Growth, Small Cap Growth, International Growth and Short Term Income Funds each may lend portfolio securities up to 20% of total assets. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Small Cap Value, U.S. Government Securities, Income, High Yield and Money Market Funds each may lend portfolio securities up to 33% of its total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty's collateral invested by the Fund declines in value as a result of investment losses.



MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The REIT, Equity Income, Growth & Income, Mid Cap Stock, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income, and High Yield Funds may invest in GOVERNMENT MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA or FHLMC.


To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of a Fund may be affected by reinvestments of prepayments at higher or lower rates than the original investment.

In addition, like other fixed-income securities, the value of mortgage-backed securities will generally fluctuate in response to market interest rates.

The U.S. government guarantees the timely payment of interest and principal for GNMA certificates. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares.

Government stripped mortgage-based securities represent beneficial ownership interests in either principal distributions (principal-only securities or "PO strips") or interest distributions (interest-only securities or "IO strips") from government mortgage-backed securities. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so.


In addition, the REIT, Equity Income, Growth & Income, Mid Cap Stock, Small Cap Value, Short Term Income, U.S. Government Securities, and Income Funds may invest in non-agency mortgage-backed securities, which are similar to government mortgage-backed securities, except that they are not issued or guaranteed by governmental entities. Non-agency mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While non-agency mortgage-backed securities are generally structured with one or more types of credit enhancement, and often have high credit ratings, they lack the credit status of a governmental agency or instrumentality.



The REIT, Equity Income, Mid Cap Stock, Small Cap Value, Small Cap Growth, Short Term Income, U.S. Government Securities, Income, High Yield, and Money Market Funds may purchase ASSET-BACKED SECURITIES. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, including home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.






REAL ESTATE INVESTMENT TRUSTS. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds may invest in real estate investment trusts, known as "REITs." In addition, the REIT Fund typically invests at least 80% of its net assets plus borrowings for investment purposes in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.


Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

REPURCHASE AGREEMENTS. All of the Portfolios and Funds may invest in repurchase agreements, which are purchases of underlying fixed-income securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Repurchase agreements can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. The Tax-Exempt Money Market and California Money Funds' investments in repurchase agreements are limited by their restrictions on investment in taxable instruments. Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in repurchase agreements or other money market instruments, and the proceeds are allocated to the participating funds on a pro rata basis.





STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this prospectus and the SAI, each Portfolio and Fund, except the Money Funds, may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. Utilizing these investment strategies, the Portfolio or Fund may purchase and sell, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments. It may also purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The Funds may write (sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security.



Subject to the investment limitations and restrictions stated elsewhere in this prospectus and the SAI, the Fixed-Income Funds may enter into credit default swaps. The seller of a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or similar triggering event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the seller of a credit default swap receives from the buyer a periodic stream of payments over the term of the contract provided that no event of default or similar triggering event has occurred. If no default or other triggering event occurs, the seller would keep the stream of payments and would have no payment obligations. Credit default swaps are subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, interest rate risk, leverage risk and management risk.


All the above are collectively referred to as "strategic transactions."

Strategic transactions may be used:

      - to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations;

      - to protect the Fund's unrealized gains in the value of its portfolio securities;

      -     to facilitate the sale of such securities for investment purposes;

      - to manage the effective maturity or duration of the Fund's portfolio; or

      - to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities.

Some strategic transactions may also be used to seek potentially higher returns, rather than for hedging purposes. Any or all of these investment techniques may be used at any time, as the use of any strategic transaction is a function of numerous variables including market conditions.

The use of strategic transactions involves special considerations and risks; for example:

      - the ability of the Portfolio or Fund to utilize strategic transactions successfully will depend on the ability of WM Advisors or the sub-advisor to predict pertinent market movements;

      - the risk that the other party to a strategic transaction will fail to meet its obligations to the Portfolio or Fund;


      - the risk that the Portfolio or Fund will be unable to close out a strategic transaction at a time when it would otherwise do so, due to the illiquidity of the strategic transaction; and


      - the risk of imperfect correlation, or even no correlation, between price movements of strategic transactions and price movements of any related portfolio positions.

Strategic transactions can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the related portfolio positions.

U.S. GOVERNMENT SECURITIES. All of the Portfolios and Funds may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government (such as GNMA bonds); others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the government-sponsored entity (such as FNMA and FHLMC bonds). Certain of these obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.


WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed- delivery basis. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Funds. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.






PORTFOLIO TRANSACTIONS AND TURNOVER. Each Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs and may increase taxable capital gains. Historical portfolio turnover rates are shown under "Financial Highlights" in this prospectus. WM Advisors and the sub-advisors will not consider a Fund's portfolio turnover rate to be a limiting factor in making investment decisions consistent with the Portfolio's or Fund's investment objectives and policies.

                           INVESTING IN THE PORTFOLIOS



Shares of the Portfolios are generally purchased through "Investment Representatives" employed by or affiliated with broker-dealer firms and shareholder accounts may be established according to their procedures. Investment Representatives may establish shareholder accounts directly with the WM Group of Funds by contacting the Funds at 800-222-5852 or wmgroupoffunds.com to obtain the appropriate forms.



An investment in the WM Group of Funds may be held in various types of accounts, including individual, joint ownership, trust and business accounts. We also offer a range of custodial accounts for those who wish to invest for retirement and/or education expenses. Prospective shareholders should consult with their Investment Representative prior to making decisions about the account and type of investment that is appropriate for them. The WM Group of Funds reserves the right to refuse any order for the purchase of shares, including those by exchange.


MAKING AN INVESTMENT


The WM Group of Funds has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-Portfolio basis, for each Portfolio in which the shareholder invests.



Shareholders must meet the minimum initial investment amount of $1,000 unless an Automatic Investment Plan (AIP) is established. With an AIP, the minimum initial investment required to open an account is $100; subsequent automatic investment amounts must be at least $100 per investment whether made monthly, semi-monthly or quarterly and must total at least $1,200 annually. Investors who have established an AIP prior to January 1, 2005 will be able to continue existing plans, however any revisions made to an AIP plan after January 1, 2005 will need to adhere to the minimum amounts stated above.



      - Portfolio and share class selection(s) must be made at time of purchase. If no Portfolio is selected, Class A shares of the Money Market Fund will be purchased. If no class of shares is selected, then Class A shares will be purchased.



      - Automatic payroll deduction plans are not subject to the minimum initial investment requirement if they meet the subsequent investment minimums on a monthly basis.


* Uniform Gift to Minors Act or Uniform Transfer to Minors Act account


                             CHOOSING A SHARE CLASS



The WM Group of Funds offers Class A, B and C shares of the Portfolios. Sales charges may be reduced or waived as outlined in this prospectus or the SAI. Listed below are highlights of each of our share classes and information regarding sales charges and dealer re-allowances. It is the responsibility of the shareholder or Investment Representative to notify the WM Group of Funds at the time of purchase or reinvestment if the initial sales charge should be reduced or eliminated.



Each class has different costs associated with buying, redeeming and holding shares. Which class is best for you depends upon the size of your investment and how long you intend to hold the shares. Please consult with your Investment Representative before choosing the class of shares that is most appropriate for you.


CLASS A SHARES

INITIAL SALES CHARGE.


Initial sales charge of up to 5.50% may apply (see schedules on p. [ ]).



      - Initial sales charge varies based on the amount invested and the Portfolio selected.


      - Initial sales charge is subject to "right of accumulation" and "letter of intent" discounts as described below.

      - Typically, no deferred sales charge applies to accounts below $1 million.


Purchases at net asset value ("NAV") (without initial sales charges).


      -     No initial sales charge on purchases of $1 million or more, though a


      - 1.00% deferred sales charge may apply on redemptions made within 18 months after purchase.



      - No initial sales charge on shares purchased with the proceeds of redemptions of Class A shares of the Portfolios (other than the Money Funds, unless such shares were obtained by exchange of shares of a Portfolio that imposes an initial sales charge) within 120 days of redemption.



      - No initial sales charge willapply to purchases of Class A shares by certain individuals, groups and/or entities as follows:


            -     Current and retired Trustees of the WM Group of Funds.

            - Officers, directors and employees of WM Advisors or certain of its affiliates.


            - Rollovers into Individual Retirement Accounts involving assets of a qualified retirement plan that offers one or more of the Portfolios or Funds as named investment options;

            - Employees of companies that have entered into a selling agreement with the Distributor;



            - Current and retired Washington Mutual employees (and their spouses, domestic partners as described in the SAI, children, step-children or parents); and



            - Rollovers by current or former Washington Mutual employees into Individual Retirement Accounts involving assets from a Washington Mutual retirement plan and subsequent investments into such accounts.



Participants in qualified retirement plans where the plan's investments in the WM Group of Funds are part of an omnibus account or other qualified retirement plans with a total value of at least $500,000.(1)



(1) The Distributor may pay commissions up to 1.00% of a participant's purchase in such qualified plans that have at least $500,000 invested in the Portfolios or Funds. Unless the dealer has waived the commission, a CDSC (as described on page [ ]) may apply: (1) for omnibus accounts, to a redemption of all shares held by the plan's participants within 18 months after the plan's initial investment in the Portfolio or Fund; or (2) for non-omnibus accounts, to any redemptions by a plan participant within 18 months of the plan participant's purchase of such Class A shares.



            - Clients of brokers, dealers or registered investment advisers that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such brokers, dealers or registered investment advisers may charge a separate fee.



            - Initial sales charge waivers or reductions are also described in the SAI and at wmgroupoffunds.com.



RIGHTS OF ACCUMULATION ("ROA"). A shareholder may qualify to purchase Class A shares at a reduced sales charge or at NAV based on existing investments in the Portfolios. It is the responsibility of the shareholder or Investment Representative to notify the WM Group of Funds of any existing investments that should be counted towards the ROA.



Current purchases and the market value of existing investments in the WM Group of Funds, including Class A, B and C shares, are combined to determine the applicable sales charge. Sales charges are set forth in the table on page [ ].


+ Purchases of Class A shares of the Money Funds will not be applied toward the ROA.


To receive a reduced Class A sales charge, investments by an individual, his or her spouse, domestic partner, his or her children/grandchildren under 21 and dependents for whom they serve as legal guardian may be aggregated for these purposes if made by them for their own accounts and/or certain other accounts, such as:


      - Trust accounts established by the above individuals. If the person(s) who established the trust is deceased, the trust may be aggregated with accounts of the primary beneficiary of the trust;

      -     Solely controlled business accounts; and

      -     Single-participant retirement plans.


LETTER OF INTENT ("LOI"). A shareholder may qualify to purchase Class A shares at a reduced sales charge or at NAV by entering into an LOI agreement with the WM Group of Funds. The LOI expresses the shareholder's intent to buy a stated dollar amount of any share class of the Portfolios or Funds (other than the Money Funds) over a 13-month period. At the shareholder's request, the LOI may apply to shares purchased up to 90 days prior to the receipt of the Letter by the WM Group of Funds to include prior purchases. The sales charge applicable to all Class A shares purchased under the LOI will be the sales charge that would have been applicable had the value of shares specified in the LOI been purchased simultaneously.



Breakpoints for purchases at: $50,000; $100,000; $250,000; $500,000; and $1 million.



A portion of shares will be held in escrow until the LOI is completed. If the LOI is not completed, escrowed shares will be redeemed in order to pay the Distributor for the difference between the sales charge actually paid and the sales charge that would have been paid absent the LOI.



Any redemption of escrowed shares will invalidate the LOI.



An LOI is to be completed based on amounts purchased, not on market value.


PURCHASE OF CLASS A SHARES. The offering price for Class A shares is the NAV next calculated after receipt of your order in proper form, by WM Group of Funds or its servicing agent, plus any applicable initial sales charge (except for the Money Funds) as shown in the tables below. The right-hand column in each table indicates what portion of the sales charge is paid to the Investment Representatives and their brokerage firms ("dealers") for selling Class A shares. For more information regarding compensation paid to dealers, see "Other Policies and Practices of the WM Group of Funds -- Distribution Plan and Additional Information Regarding Dealer Compensation" below.

                                                   -Conservative Balanced,
                                                   Balanced, Conservative
                                                    Growth and Strategic
                                                      Growth Portfolios
------------------------------------------------------------------------------------
                                                                          REALLOWED
                                               SALES CHARGE              TO DEALERS
------------------------------------------------------------------------------------
                                         Percentage     Percentage of    Percentage
                                         of Offering     Net Amount      of Offering
    Purchase of Class A Shares              Price         Invested          Price
------------------------------------------------------------------------------------
Less than $50,000                           5.50%            5.82%          4.75%
--------------------------------------------------------------------------------
$50,000 but less than $100,000              4.75             4.99           4.00
--------------------------------------------------------------------------------
$100,000 but less than $250,000             3.75             3.90           3.00
--------------------------------------------------------------------------------
$250,000 but less than $500,000             3.00             3.09           2.50
--------------------------------------------------------------------------------
$500,000 but less than $1,000,000           2.00             2.04           1.75
--------------------------------------------------------------------------------
$1,000,000 or more                           .00              .00            .00*
--------------------------------------------------------------------------------



                                             -Flexible Income Portfolio
                                    --------------------------------------------
                                                                     REALLOWED
                                            SALES CHARGE            TO DEALERS
                                    --------------------------------------------
                                    Percentage    Percentage of    Percentage of
                                    of Offering    Net Amount        Offering
    Purchase of Class A Shares         Price         Invested          Price
----------------------------------  --------------------------------------------
Less than $50,000                      4.50%           4.71%           4.00%
---------------------------------------------------------------------------
$50,000 but less than $100,000         4.00            4.17            3.50
---------------------------------------------------------------------------
$100,000 but less than $250,000        3.50            3.63            3.00
---------------------------------------------------------------------------
$250,000 but less than $500,000        2.50            2.56            2.00
---------------------------------------------------------------------------
$500,000 but less than $1,000,000      2.00            2.04            1.75
---------------------------------------------------------------------------
$1,000,000 or more                      .00             .00             .00*


* The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million; plus 0.50% on amounts over $3 million but less than $5 million; plus 0.35% on amounts over $5 million but less than $10 million; plus 0.25% on amounts over $10 million.


CONTINGENT DEFERRED SALES CHARGE ("CDSC") ON CLASS A SHARES. Class A shares purchased in amounts of $1 million or more (other than shares of the Money Funds) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases.



The CDSC may be waived for redemptions of Class A Shares as described below.


CLASS B SHARES


May not be suitable for large investments. Due to the higher expenses associated with Class B shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through ROA and/or LOI, to purchase Class A shares. For more information regarding which class of shares may be most suitable for you, see http://www.nasd.com/Investor/Tools/Calculators/FundCalc/expense_analyzers.asp.

Beginning August 1, 2005, the WM Group of Funds will seek to prevent shareholders with accounts with combined WM Group of Fund assets of $100,000 or more from subsequent Class B share purchases. However, the WM Group of Funds may not always have sufficient shareholder information to prevent such transactions and it is the responsibility of the selling financial intermediary to ensure that shareholders obtain the most appropriate share class.


The offering price for Class B shares is the NAV next calculated after receipt of your order in proper form by the WM Group of Funds or its servicing agent, with no initial sales charge.


CDSC up to 5.00% may apply depending on the Portfolio and time in the investment (see schedules below).


      - Shares purchased through reinvestment of dividends or capital gain distributions are not subject to a CDSC.

      -     No CDSC on redemptions of Class B shares held for 6 years or longer.


Higher annual expenses than Class A shares because they are subject to distribution fees for the first eight years.



      - After the eighth year, shares convert automatically to Class A shares of the same Portfolio, typically without income tax impact.



Within 120 days of a redemption of Class B shares, the proceeds may be used to repurchase shares as follows:


      - Proceeds may be reinvested in Class B shares and the shareholder's account will be credited with the amount of the CDSC, if any, paid on the redemption, except that if the amount of the repurchase is less than the amount previously redeemed, a portion of the CDSC credited will be in the same ratio that the amount repurchased bears to the amount redeemed.

      - Alternatively, proceeds may be reinvested in Class A shares at NAV, if a CDSC was paid.


The Distributor currently pays authorized dealers commissions up to 4.00% of the price of Class B shares sold by them (3.00% for Class B shares of the Short Term Income Fund).


Note: It is the responsibility of the shareholder or Investment Representative to notify the WM Group of Funds at the time of repurchase if the CDSC is to be credited in full or in part.

CONTINGENT DEFERRED SALES CHARGE ("CDSC") ON CLASS B SHARES. Each new and/or subsequent purchase of Class B shares may be subject to a CDSC based upon the schedule below.


A CDSC may be applied to Class B shares of all Portfolios (except for the Short Term Income Fund) according to the following schedule:



                                                                    Contingent
                                                                  Deferred Sales
YEAR OF REDEMPTION AFTER PURCHASE                                    Charge(1)
--------------------------------------------------------------------------------
First.......................................................           5.00%
Second......................................................           5.00%
Third.......................................................           4.00%
Fourth......................................................           3.00%
Fifth.......................................................           2.00%
Sixth and following.........................................           0.00%


(1) Shares purchased prior to April 1, 2003 are subject to different CDSC schedules as described in the SAI.


CLASS C SHARES



May not be suitable for large investments. Due to the higher expenses associated with Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through ROA and/or LOI, to purchase Class A shares. For more information regarding which class of shares may be most suitable for you, see http://www.nasd.com/Investor/Tools/Calculators/Fund Calc/expense_analyzers.asp.



Beginning August 1, 2005, the WM Group of Funds will seek to prevent shareholders with accounts with combined WM Group of Fund assets of $1,000,000 or more from subsequent Class C share purchases. However, the WM Group of Funds may not always have sufficient shareholder information to prevent such transactions and it is the responsibility of the selling financial intermediary to ensure that shareholders obtain the most appropriate share class.


The offering price for Class C shares is the NAV next calculated after receipt of your order in proper form by WM Group of Funds or its servicing agent, with no initial sales charge.

CDSC of 1.00% may apply if withdrawn during the first 12 months after purchase. Unlike Class B shares, Class C shares do not convert to Class A shares, so future distribution and service fees do not decrease.



Higher annual expenses than Class A shares because they are subject to distribution fees.



Within 120 days of a redemption of Class C shares, the proceeds may be used to repurchase Class C shares and the shareholder's account will be credited with the amount of the CDSC, if any, paid on the redemption, except that if the amount of the repurchase is less than the amount previously redeemed, a portion of the CDSC credited will be in the same ratio that the amount repurchased bears to the amount redeemed.



The Distributor currently pays authorized dealers commissions up to 1.00% of the price of Class C shares sold by them.


CONTINGENT DEFERRED SALES CHARGE ("CDSC") ON CLASS C SHARES. Each new and/or subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends or capital gain distributions and then in order of purchase.


The CDSC may be waived for redemptions of Class C shares as described below.



CDSC CALCULATION AND WAIVERS



The CDSC is determined as a percentage of the NAV of the shares at the time of purchase. Shares will be redeemed first from shares purchased through reinvested dividends or capital gain distributions and then from shares that have been owned the longest.



The CDSC may be waived for redemptions of Class A, B and C shares under any of the following circumstances:



      - Following the death of the shareholder and within 90 days of re-registration of the account (or, for a beneficiary IRA, as defined by the IRS, for redemptions made to deplete the account according to IRS requirements).



      - Following the post-purchase disability (as defined in Section 72(m)(7) of the Code) of a shareholder.



      - In connection with the RMD from an IRA or other qualified retirement account made to a shareholder who is age 70 1/2 or older. The waiver is limited to the minimum amount of CDSC that would apply to Portfolio shares necessary to be redeemed in order to equal the account owner's RMD based solely on Class B share assets of the Portfolios held in the account.



      - According to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively with respect to non-monthly plans) of the value of the Portfolio account at the time, and beginning on the date, the systematic withdrawal plan is established.



      - In connection with the involuntary liquidation by the Portfolio of a shareholder's account.



Additional information relating to warivers is contained in the SAI.



Note: It is the responsibility of the shareholder or Investment Representative to notify the WM Group of Funds, at the time of redemption, whenever the shareholder is entitled to a CDSC waiver.


REDEMPTIONS AND EXCHANGES OF SHARES

REDEMPTIONS. Shareholders may contact their Investment Representative or the WM Group of Funds* to redeem their shares. Redemptions are effected at the NAV next calculated after receipt, by the WM Group of Funds or its agent, of a properly completed request, less any applicable CDSC.

Shares that are registered in the shareholder's name with the transfer agent may be redeemed at any time in the following ways:


      - Shareholders may authorize telephone or Internet transactions* when their account is established, or in writing at a later time. Provided the shareholder has pre-authorized these transactions, shares may be redeemed by contacting the WM Group of Funds at 1-800-222-5852. Telephone transaction privileges may be restricted and generally, redemptions will not be allowed for amounts totaling more than $50,000 per Portfolio per day.



      - The Investment Representative may request telephone or Internet transactions* on the shareholder's behalf. Proceeds must be directed to a pre-authorized bank or brokerage account or to the address of record for the account. Investment Representatives may request redemptions in excess of the $50,000 per Portfolio per day limit.



      - Shareholders may redeem shares by submitting a written request to the WM Group of Funds. Written requests, including requests for redemptions exceeding $50,000, redemptions due to death, and redemptions payable to an alternate payee, address or bank, may require a Medallion Signature Guarantee. Please contact the WM Group of Funds for additional information.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders or their Investment Representatives may initiate systematic withdrawals by telephone or in writing. Requirements to establish and maintain a systematic withdrawal plan are as follows.


      - $5,000** minimum balance in the applicable Portfolio at the time the systematic withdrawal plan is established.



      -     Automatic cash redemptions of at least $50.***



      - Shares of the applicable Portfolio will be redeemed to provide the requested payment.



      - Redemptions that exceed dividend income and capital gains may eventually exhaust the account.



EXCHANGES. Shareholders may contact their Investment Representative or the WM Group of Funds to exchange or arrange for automatic monthly exchanges of their shares. Shareholders may exchange shares of any of the Portfolios for shares of the same class of any of the other Funds in the WM Group of Funds or any of the portfolios within the WM Strategic Asset Management Portfolios, LLC. Exchanges of shares are sales and may result in a gain or loss for income tax purposes.



All exchanges are subject to the minimum investment requirements of the Portfolio being acquired and to its availability for sale in the shareholder's state of residence.



Exchanges are made at the relative NAVs of the shares being exchanged next determined after receipt of a properly completed exchange request.



No additional sales charge will be incurred when exchanging shares, except that Class A shares exchanged from a Money Fund will be subject to the acquired Portfolio's sales charge unless the shares exchanged had previously been obtained by exchange of shares of a Portfolio that imposes an initial charge on Class A shares.



Any CDSC on the subsequent sale of shares acquired by exchange will be based on the CDSC schedule of the Portfolio from which the shares were initially purchased.



Class A shares of the Money Market Fund may be exchanged for Class B or Class C shares of a Portfolio. Following such an exchange, the shares will be subject to the CDSC schedule applicable to the Class B or Class C shares purchased. Also, it may be disadvantageous to exchange Class A shares of the Money Market Fund for Class B or Class C shares of a Portfolio, where the Class A shares were originally subject to an initial sales charge.



Class B or Class C shares of the Portfolios may not be exchanged for Class A shares of a Portfolio.



* Note: The WM Group of Funds telephone representatives are available Monday-Friday, 8:00 am-9:00 pm (EST) to assist both Investment Representatives and shareholders. During holidays or days when the NYSE closes early, the offices of the Portfolios may be closed or may close early as well. The Portfolios also maintain a voice response unit ("VRU"), which provides account access 24 hours a day. It may be difficult to reach the WM Group of Funds by telephone during periods of unusual economic or market activity. Please be persistent during these times.


** The minimum balance and minimum dollar requirement is waived for IRA or other qualified retirement accounts to the extent necessary to meet an RMD.

*** Note: Exceptions may apply. Please contact the WM Group of Funds for additional information.

OTHER POLICIES AND PRACTICES OF THE WM GROUP OF FUNDS

CHECK WRITING PRIVILEGE. The WM Group of Funds offers a check writing privilege, as discussed below.


Available for the Money Market Fund, Class A shares only.



$250 per check minimum applies.



The WM Group of Funds may charge a fee for checks presented for an amount in excess of the then-current value of the money market shares held in the account. In addition, the shareholder may be subject to fees and charges by the payee of the check; the Portfolios are not responsible for these fees and charges.



Failure to maintain a balance in the Money Market Fund sufficient to meet obligations (checks written) may result in the revocation of the check writing privilege and/or account closure.


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, legal street address, date of birth, social security number, and/or other information that will allow us to identify you. If we are unable to verify your customer information on a timely basis, we may close your account or take such other steps as we deem appropriate.

DISTRIBUTION PLAN AND ADDITIONAL INFORMATION REGARDING DEALER


COMPENSATION. Each of the Portfolios has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, B and C shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. The Tax-Exempt Money Market and California Money Funds currently offer only Class A shares. Under the applicable Rule 12b-1 Plans, the Distributor receives a service fee at an annual rate of 0.25% of the average daily net assets of each class. In addition, the Distributor is paid a distribution fee as compensation in connection with the offering and sale of Class B and C shares at an annual rate of 0.75% of the average daily net assets of such shares. The amounts payable by the Fund under the Rule 12b-1 Plans need not be directly related to expenses. If the Distributor's actual expenses are less than the fees it receives, the Distributor will keep the full amount of the fees.


Service Fees. The Distributor may pay to dealers service fees on Class A, Class B and Class C shares at the annual rate of 0.25% of the average daily net assets of such shares for which they are the dealers of record. These fees are not paid until after such shares have been held for three months (for Class A shares) or thirteen months (for Class B and Class C shares) and the average daily net assets of all shares for which such dealer is the dealer of record is at least $100,000.

Distribution Fees. The proceeds from the distribution fees paid by Class B and Class C shareholders, together with any applicable CDSC, are paid to the Distributor. The Distributor generally uses distribution fees to finance any activity that is primarily intended to result in the sale of shares. Examples of such expenses include compensation to salespeople and selected dealers, printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.





PAYMENTS TO INVESTMENT REPRESENTATIVES AND THEIR FIRMS



Financial intermediaries market and sell shares of the Portfolios. These financial intermediaries receive compensation from the Distributor and its affiliates for selling shares of the Portfolios and/or providing services to the Portfolios' shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks, pension plan consultants and insurance companies. Investment representatives who deal with you and other investors on an individual basis are typically associated with a financial intermediary. The Distributor and its affiliates may fund this compensation from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Portfolios pay to the Distributor. Your individual investment representative may receive some or all of the amounts paid to the financial intermediary with which he or she is associated.



In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by the Distributor to financial intermediaries selling Class A shares. The Distributor may also pay these financial intermediaries a fee of up to 1.00% on purchases of $1,000,000 or more. Please see p. [ ] for more details. Additionally, the Distributor generally makes ongoing payments to your financial intermediary for services provided to you at an annual rate of 0.25% of average net assets attributable to your investment in Class A shares.



In the case of Class B shares, the Distributor will pay, at the time of your purchase, a commission to your financial intermediary in an amount equal to 4% of your investment. Additionally, the Distributor generally makes ongoing payments to your financial intermediary for services provided to you at an annual rate of 0.25% of average net assets attributable to your investment in Class B shares.



In the case of Class C shares, the Distributor will pay, at the time of your purchase, a commission to your financial intermediary in an amount equal to 1% of your investment. Additionally, the Distributor generally makes ongoing payments to your financial intermediary for distribution and services provided to you at an annual rate of 1.00% of average net assets attributable to your investment in Class C shares.



In addition to the forgoing sales commissions, dealer reallowances and ongoing payments, your investment representative's financial intermediary firm receives compensation from the Distributor and its affiliates for additional distribution services, defrayal of costs for educational seminars, training and marketing, and payments related to providing shareholder record-keeping and/or transfer agency services



WM ADVISORS ALSO OFFERS REVENUE SHARING PAYMENTS, REFERRED TO AS AN "ADVISOR PAID FEE" TO ALL FINANCIAL INTERMEDIARIES WITH ACTIVE SELLING AGREEMENTS WITH THE DISTRIBUTOR. THE ADVISOR PAID FEE IS PAID AT AN ANNUAL RATE OF UP TO 0.50% OF THE AVERAGE NET ASSETS OF CLASS A AND CLASS B SHARES OF THE PORTFOLIOS SOLD THROUGH SUCH INTERMEDIARIES AND AN ANNUAL RATE OF UP TO 0.25% OF THE AVERAGE NET ASSETS OF CLASS C SHARES OF THE PORTFOLIOS SOLD THROUGH SUCH INTERMEDIARIES. THESE PAYMENTS ARE MADE FROM WM ADVISORS' PROFITS AND MAY BE PASSED ON TO YOUR INVESTMENT REPRESENTATIVE AT THE DISCRETION OF HIS OR HER FINANCIAL INTERMEDIARY FIRM. THESE PAYMENTS MAY CREATE AN INCENTIVE FOR THE FINANCIAL INTERMEDIARIES AND/OR INVESTMENT REPRESENTATIVES TO RECOMMEND OR OFFER SHARES OF THE PORTFOLIOS OVER OTHER INVESTMENT ALTERNATIVES.



In addition to the commissions paid at the time of sale, ongoing payments and the Advisor Paid Fee, some or all of which may be paid to financial intermediaries (and, in turn, to your investment representative), the Distributor and its affiliates, at their expense, currently provide additional payments to financial intermediaries that sell shares of the Portfolios for distribution services and educational support. Although payments made to each qualifying financial intermediary in any given year may vary, it will generally not exceed the sum of (a) XX% of the current year's sales of Portfolio shares by that financial intermediary and (b) XX% of average daily net assets attributable to Portfolio shares that financial intermediary over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated investment representatives in connection with educational seminars and training and marketing efforts related to the WM Group of Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

For 2004, the Distributor's additional payments to these firms for distribution services and educational support related to the WM Group of Funds was approximately [0.xx]% of the average monthly assets of the WM Group of Funds, or approximately $[xxxxxx].



A number of factors are considered in determining the amount of these additional payments, including each financial intermediary's WM Group of Funds sales, assets and redemption rates, and the willingness and ability of the financial intermediary to give the Distributor access to its investment representatives for educational and marketing purposes. In some cases, financial intermediaries will include the WM Group of Funds on a "preferred list." The Distributor's goals include making the investment representatives who interact with current and prospective investors and shareholders more knowledgeable about the WM Group of Funds so that they can provide suitable information and advice about the Portfolios and related investor services.



IF ONE MUTUAL FUND SPONSOR MAKES GREATER DISTRIBUTION ASSISTANCE PAYMENTS THAN ANOTHER, YOUR INVESTMENT REPRESENTATIVE AND HIS OR HER FINANCIAL INTERMEDIARY MAY HAVE AN INCENTIVE TO RECOMMEND ONE FUND COMPLEX OVER ANOTHER. SIMILARLY, IF YOUR INVESTMENT REPRESENTATIVE OR HIS OR HER FINANCIAL INTERMEDIARY RECEIVES MORE DISTRIBUTION ASSISTANCE FOR ONE SHARE CLASS VERSUS ANOTHER, THEN THEY MAY HAVE AN INCENTIVE TO RECOMMEND THAT CLASS.



Please speak with your investment representative to learn more about the total amounts paid to your investment representative and his or her financial intermediary by the Portfolios, the Distributor, WM Advisors and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your investment representative at the time of purchase.



As of the date of the prospectus, the Distributor anticipates that the firms that will receive additional payments for distribution and/or educational support (other than commissions paid at the time of sale, ongoing payments and the Advisor Paid Fee) include:



[Alphabetical list of firms]



Although the WM Group of Funds may use brokers who sell shares of the Portfolios to effect portfolio transactions, the WM Group of Funds does not consider the sale of Portfolios shares as a factor when selecting brokers to effect portfolio transactions and has adopted procedures to ensure that the sale of Portfolio shares is not considered when selecting brokers to effect portfolio transactions.



Your financial intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the financial intermediary. You should ask your investment representative for information about any fees and/or commissions he or she charges.



TRANSFER AGENCY AND RETIREMENT PLAN SERVICES



WM Shareholder Services, Inc. acts as the transfer agent for the Portfolios and registers the transfer, issuance and redemption of Portfolio shares and disburses dividends and other distributions to Portfolio shareholders.



Many Portfolio shares are owned by financial intermediaries for the benefit of their customers. In those cases, the Portfolios often do not maintain an account for individual investors. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. The Portfolios and/or the Distributor pay these financial intermediaries, including those that sell shares of the WM Group of Funds, fees for sub-transfer agency and related recordkeeping services in amounts ranging up to $[xx] per customer fund account per annum. Retirement plans may also hold Portfolio shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the Portfolios, may be paid for each plan participant fund account in amounts up to $[xx] per account per annum[ and/or up to [0.xx]% per annum of the average daily assets held in the plan]. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by the Portfolios, they are included in the amount appearing opposite the caption "Other Expenses" found in the Portfolio expense tables under "Fees and Expenses of the Portfolios." In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.



Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their investment representatives to recommend one fund complex over another or one class of shares over another.

DISTRIBUTION OF INCOME AND CAPITAL GAINS. The Portfolios distribute dividends from net investment income (which is essentially interest and dividends, if any, earned from securities, minus expenses). They also make capital gain distributions if realized gains from the sale of securities exceed realized losses. The amount of dividends of net investment income, qualified dividend income and distributions of net realized long-and short-term capital gains payable to shareholders will be determined separately for each Portfolio. For more information, please see the section entitled "Tax Considerations" in this prospectus.



Dividends from the net investment income of the Money Fund will normally be declared daily and paid monthly.



Dividends from the net investment income of the Flexible Income, Conservative Balanced, Balanced, Conservative Growth Portfolios will normally be declared and paid quarterly.



Dividends from the net investment income of the Strategic Growth Portfolio will normally be declared and paid annually.



Each of the Portfolios reserves the right to declare and pay dividends less frequently than as disclosed above, provided that net realized capital gains and net investment income, if any, are paid at least annually.



The Portfolios distribute net realized capital gains, if any, at least annually, normally in December.



Dividends and capital gain distributions may be reinvested or paid directly to the shareholder; however, the Portfolios will automatically reinvest dividends or distributions of $10 or less. Reinvestments of dividends and capital gain distributions are made at the NAV determined on the day the dividends or distributions are deducted from the Portfolio's NAV. Shareholders may indicate their choice at the time of account establishment or at a later time by contacting their Investment Representative or the Funds' offices. Options include:



      - Automatic reinvestment: Unless the shareholder chooses another option, all dividends and capital gain distributions are reinvested in additional shares of the same class of the Portfolio, without an initial sales charge or being subject to a CDSC.



      - Reinvestment in another Portfolio: Income dividends and capital gain distributions may be automatically invested in the same class of shares of another Portfolio, provided that Portfolio is available for sale in the shareholder's state of residence AND THE MINIMUM INITIAL INVESTMENT IS MET.



      - Cash payments: All dividends and capital gain distributions will be deposited in the shareholder's pre-authorized bank account or paid by check and mailed to the address of record.



MARKET TIMING. The Funds are not intended for "market timing" or other forms of abusive short-term trading. If the Funds are used for short-term trading, shareholders could suffer adverse effects, including increased transaction costs and dilution of investment returns to the detriment of all Fund shareholders. Frequent trading can cause a portfolio manager to maintain larger cash positions than desired, unplanned portfolio turnover, increased broker/dealer commissions or other transaction costs and can trigger taxable capital gains. In addition, some frequent traders attempt to exploit perceived valuation inefficiencies which can occur if the valuation of a Fund's portfolio securities does not reflect conditions as of the close of the New York Stock Exchange, which is the time that the Funds' net asset value per share is determined. For example, the closing price of securities primarily trading in markets that close prior to the New York Stock Exchange may not reflect events that occurred after the close of that market. This type of arbitrage activity can dilute a Fund's net asset value per share for long-term investors.



Frequent traders wishing to engage in market timing should not purchase the Funds.



The Funds' Board of Trustees has adopted policies and procedures designed to deter market timing with respect to each Fund other than the money market fund. The procedures include the use of "fair value" pricing, redemption fees and the refusal of purchase transactions. Fair value pricing is applied when the valuation of portfolio securities is deemed to be substantially inaccurate at the close of the New York Stock Exchange. The International Fund currently charges a 2% redemption fee for redemptions within 90 days of the purchase date. The Funds' transfer agent will attempt to identify shareholders who engage in market timing and will restrict the trading activity of shareholders that are identified as market timers. The Funds reserve the right to reject and or reverse any purchases, including purchases by exchange.



Although it is the policy of the WM Group of Funds to seek to prevent market timing and other excessive trading practices in each Fund other than the money market fund, which is intended for short-term investment horizons, there is no assurance that short-term trading will not occur. In addition, the Funds may not have sufficient information to prevent market timing, especially with respect to accounts held in the names of financial intermediaries ("omnibus accounts").



DISCLOSURE OF PORTFOLIO HOLDINGS. The Funds disclose their fiscal quarter-end portfolio holdings on the Funds' website at www.wmgroupoffunds.com no earlier than 30 calendar days after the end of each fiscal quarter. The Funds also will disclose their largest ten holdings no earlier than 15 days after the end of each month. Selected third parties may be provided portfolio holdings information solely for legitimate business purposes and subject to confidentiality agreements. See the SAI for additional information.


MEDALLION SIGNATURE GUARANTEE. For the protection of our shareholders, the WM Group of Funds requires the Medallion Signature Guarantee on certain requests and documents. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. The three recognized Medallion programs are Securities Transfer Agents Medallion Program 2000 New Technology (STAMP/2000), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Medallion Signature Guarantees from financial institutions that do not participate in one of these programs or use pre-STAMP 2000 Medallion will not be accepted. Contact the WM Group of Funds for more information.


PROMPT PAYMENT. Payment normally will be made on the next business day after redemption, but no later than seven days after the transaction, unless the shareholder recently purchased shares by check or Automated Clearing House ("ACH") transfer. In that case, redemption proceeds may be delayed up to 10 business days after the purchase transaction, to allow for the collection of funds. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for seven days as permitted by federal securities laws. Redemption proceeds will be sent by check or ACH transfer to the shareholder's address or bank account of record, without charge. Redemption proceeds sent via overnight service or wire may be subject to a fee (and the receiving institution may also charge a fee to receive a wire transmission).



SMALL ACCOUNTS It is costly to maintain small accounts. Accordingly, the Portfolios reserve the right to close or impose a fee on accounts below the minimum initial investment of $1,000. The fees would be deducted from the account and would be retained by the respective Portfolio. Alternatively, an account may be closed after 60 days written notice. Accounts will not be closed if they fall below the minimum amount solely because of declines in market value. Shares would be redeemed at the next calculated NAV, less any applicable CDSC, on the day the fee is charged or the account is closed.



STATEMENTS. Each calendar quarter, the WM Group of Funds sends by mail or e-mail notification to each shareholder a statement of all transactions affecting his or her account during the quarter and a statement showing the account balance as of the end of the quarter. If, within 60 days after such mailing or e-mail notification, the shareholder or Investment Representative has not given the Funds written notice of any exception or objection, transactions reflected in the quarterly statement shall be deemed to have been accepted by the shareholder.



To reduce expenses to the Portfolios, the WM Group of Funds attempts to eliminate duplicate mailings to the same address. The Portfolios deliver a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. These prospectus and shareholder reports, including the annual privacy notice, will be delivered in this manner indefinitely unless the shareholder instructs the WM Group of Funds otherwise. Shareholders or their Investment Representatives may request multiple copies of documents by contacting the WM Group of Funds at 1-800-222-5852.



TAX CONSIDERATIONS



Each Portfolio will distribute substantially all of its net investment income and net realized capital gain on a current basis.


The shareholder is responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gain distributions. This is true whether such dividends or distributions are paid in cash or reinvested in additional shares.


Generally, dividends paid by the Portfolio from interest, dividends or net short-term capital gains will be taxed as ordinary income. Distributions designated by the Portfolio as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For the period between May 6, 2003 and December 31, 2008, distribution of investment income designated by the fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain.



A dividend or distribution made shortly after the purchase of shares of a Portfolio by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above.



Because of tax law requirements, you must provide the Portfolio with an accurate and certified taxpayer identification number (for individuals, generally a Social Security Number) to avoid the "back-up" withholding tax, currently 28%.



Early in each calendar year, each Portfolio will notify you of the amount and tax status of distributions paid to you for the preceding year.



The use of a fund-of-funds structure could affect the amount, timing, and character of distributions from the Portfolios, and, therefore, may increase the amount of taxes payable by shareholders.


Any gain resulting from the sale, redemption or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.


Investments in foreign securities may be subject to foreign withholding taxes. In that case, the Portfolio's yield on those securities would be decreased. In addition, the Portfolio's investments in foreign securities or foreign currencies may increase or accelerate the Portfolio's recognition of ordinary income and may affect the timing or amount of the Portfolio's distributions.



ADDITIONAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: If a shareholder is a nonresident alien individual or a foreign corporation for federal income tax purposes, under the American Jobs Creation Act of 2004, for taxable years of the Portfolio beginning after December 31, 2004, (1) the shareholder will be obligated to pay U.S. tax and file a U.S. tax return with respect to gain attributable to "U.S. real property interests" that is distributed, or deemed distributed, to the shareholder by the Portfolio before January 1, 2008 and, under future regulations, the Portfolio may be required to withhold on such amounts; however, (2) for taxable years of the Portfolio beginning before January 1, 2008, the Portfolio will generally not be required to withhold amounts paid to the shareholder with respect to properly designated distributions of (a) net short-term capital gains in excess of net long-term capital losses for taxable years (a "short-term capital gain dividend") and (b) U.S.-source interest income that, if earned directly by the shareholder, would not be subject to U.S. federal income tax (an "interest-related dividend"). In general, the use of a fund-of-funds structure will not adversely affect the Portfolio's ability to pass on to foreign shareholders the full benefit of the short-term capital gain dividends and interest-related dividends that the Portfolio receives from its underlying investments. Please see the Portfolio's SAI.



THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF INVESTING IN THE PORTFOLIOS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE PORTFOLIOS.


HOW NAV IS DETERMINED

Investment securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the closed foreign markets and the close of regular trading on the New York Stock Exchange, those investments may be valued at their fair value. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier.


In addition, the Portfolios have adopted fair value pricing procedures and methodologies, which, among other things, generally require the Portfolios and Funds to fair value foreign securities if there has been movement in the U.S. market and/or other economic indicators that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used to a significant extent by the Portfolios.


ADVISOR AND SUB-ADVISORS


The Portfolios and Funds are managed by WM Advisors, Inc., which is referred to as WM Advisors in this prospectus. WM Advisors' address is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. WM Advisors has delegated portfolio management responsibilities in respect of the Growth, and International Growth Funds to sub-advisors. Each Portfolio and Fund may, to the extent permitted under the 1940 Act, place portfolio transactions with (and pay brokerage commissions to) affiliates of WM Advisors and the sub-advisors to the Funds indicated below. For more information see the SAI.



WM Advisors has been in the business of investment management since 1944. Its responsibilities include formulating each Portfolio's and Fund's investment policies (subject to the terms of this prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors, monitoring each Portfolio's or Fund's investment performance and reporting to the Board of Trustees, as well as providing certain administrative services to the Portfolios and Funds. In connection with its service as investment advisor to each Portfolio and Fund, WM Advisors may engage one or more sub-advisors to provide investment advisory services to any of the Portfolios or Funds and may replace or remove any such sub-advisor if it deems such action to be in the best interests of a Portfolio or Fund and its shareholders. Where WM Advisors has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Portfolio's or Fund's assets.



WM Advisors is a wholly owned indirect subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.


The following organizations, under the supervision of WM Advisors, act as sub-advisors to the Funds indicated below and are responsible for continuously reviewing, supervising and administering such Funds' respective investment programs:


CAPITAL GUARDIAN TRUST COMPANY, 333 South Hope Street, Los Angeles, California 90071 ("Capital Guardian"), acts as sub-advisor to the International Growth Fund. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is in turn owned by The Capital Group Companies, Inc. ("CGC"). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC maintains investment management relationships with several other organizations around the world. Capital Guardian had aggregate assets under management of approximately $XXX billion as of December 31, 2004.



SALOMON BROTHERS ASSET MANAGEMENT, INC., 399 Park Avenue, New York, New York 10022 ("Salomon"), is an indirect, wholly-owned subsidiary of Citigroup, Inc. ("Citigroup") Salomon was established in 1987 and together with its affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading -- and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2004, Salomon Brothers had approximately $ XXX billion in assets under management



JANUS CAPITAL MANAGEMENT LLC, 151 Detroit Street, Denver, Colorado 80206 ("Janus"), acts as one of three sub-advisors to the Growth Fund. Janus is a direct subsidiary of Janus Capital Group Inc. ("JCG"), a publicly traded company with principal operations in financial asset management businesses. JCG owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. Janus has been providing investment advice to mutual funds or other large institutional clients since 1969. As of December 31, 2004, Janus' assets under management were in excess of $XXX billion.


OPPENHEIMERFUNDS, INC., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10018 ("Oppenheimer"), acts as one of three sub-advisors to the Growth Fund. Oppenheimer has been in the investment management business since 1960. Oppenheimer and its subsidiaries and affiliates managed more than $XXX billion in assets as of December 31, 2004, including Oppenheimer funds with more than 5 million shareholder accounts. Oppenheimer is a wholly owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.



INDIVIDUAL FUND MANAGERS



WM Advisors' portfolio managers are compensated through a combination of base salary and incentive compensation. Incentive compensation is based on investment performance relative to a peer group of mutual funds and other measures of performance. The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio manager and the portfolio managers' ownership of Portfolio shares.



Randall L. Yoakum, CFA, Senior Vice President and Chief Investment Strategist of WM Advisors, has led a team of investment professionals in managing the Portfolios since February 1999. Mr. Yoakum has been employed by WM Advisors since ___________. Michael D. Meighan, CFA, Vice President and Portfolio Manager of WM Advisors, has been responsible for co-managing the Portfolios with Mr. Yoakum since March 2003. Prior to Mr. Yoakum's joining WM Advisors, he was Chief Investment Officer for D.A. Davidson & Co. (DADCO) for two years. From September 1994 until he joined DADCO, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years. Mr. Meighan joined WM Advisors in 1999. Prior to that, he was employed with Mr. Yoakum at DADCO as a Portfolio Manager and Senior Analyst for its asset allocation product since 1993.


Stephen Q. Spencer, CFA, First Vice President, Head of Equity Investments and Senior Portfolio Manager of WM Advisors, leads a team of investment professionals that is responsible for the management of the Equity Funds that are not sub-advised. Mr. Spencer has had primary responsibility for the day-to-day management of the Growth & Income Fund since March 2003. Previously, Mr. Yoakum and Mr. Spencer co-managed the Growth & Income Fund since January 2000. Mr. Spencer has been employed by WM Advisors since September 1999. Prior to that, Mr. Spencer was a Portfolio Manager and Senior Equity Analyst for Smoot, Miller, Cheney & Co. since 1985.


Richard E. Helm, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Equity Income Fund since March 2001. He has also been responsible for the day-to-day management of the REIT Fund since March 2003. From 1999 to 2001, Mr. Helm was Vice President and Senior Portfolio Manager of Northwestern Trust and Investors Advisory Company. He has been employed by WM Advisors since ____________. Mr. Helm was Vice President, Director and Portfolio Manager of TD Asset Management Inc. from 1997 to 1999, Vice President and Portfolio Manager of Parametric Portfolio Associates from 1994 to 1995 and Vice President and Portfolio Manager of Morgan Stanley Asset Management from 1988 to 1994.


Philip M. Foreman, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the West Coast Equity Fund since 2002. Mr. Foreman has been employed by WM Advisors since January of 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at WM Advisors, Inc. from 1991 until 1999.

Daniel R. Coleman, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Mid Cap Stock Fund since December 2001. Mr. Coleman joined WM Advisors in October 2001. Prior to that, he was Vice President and Senior Manager of Business Development at InfoSpace, Inc./Go2Net from 2000 until 2001, and Member and General Partner of Brookhaven Capital Management LLC/ Clyde Hill Research from 1989 until 2000.

Linda C. Olson, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Small Cap Growth Fund since January 2000. She co-managed the Fund from March 1998 to January 2000. Ms. Olson has been employed by WM Advisors since 1997.

Gary J. Pokrzywinski, CFA, Senior Vice President, Head of Investments and Senior Portfolio Manager of WM Advisors, leads a team of investment professionals in managing the Fixed-Income Funds and is primarily responsible for the day-to-day management of the Income and High Yield Funds. He has managed these Funds since July 1992 and March 1998, respectively, and has been employed by WM Advisors since 1992.

David W. Simpson, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Small Cap Value Fund since March 2004. From 2001 to 2002, Mr. Simpson was Chief Investment Officer and Managing Director of Summit Capital Management, LLC. Prior to that, Mr. Simpson was Vice President and Senior Portfolio Manager of WM Advisors for eight years.

Craig V. Sosey, Vice President and Senior Portfolio Manager of WM Advisors, has been primarily responsible for the day-to-day management of the Short Term Income and U.S. Government Securities Funds since January 2000 and November 1998, respectively. He has been employed by WM Advisors since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.


Capital Guardian has been sub-advisor for the International Growth Fund since June 1999. Capital Guardian employs a team of portfolio managers each of whom has primary responsibility for the day-to-day management of that portion of the Fund assigned to him or her. They are: David I. Fisher, Harmut Giesecke, Arthur
J. Gromadzki, Richard N. Havas, Nancy J. Kyle, Christopher A. Reed, Lionel M. Sauvage, Nilly Sikorsky and Rudolf M. Staehelin. Mr. Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian as well as

Vice Chairman of Capital International, Inc., Emerging Markets Growth Fund, Inc. and also a director of the Capital Group Companies, Inc. He has been employed by the Capital Group organization since 1971. Mr. Giesecke is Chairman of the Board of Capital Group's Japanese investment management subsidiary, Capital International K.K., and Managing Director, Asia-Pacific, Capital Group International, Inc. Mr. Giesecke, who has been with the Capital Group organization since 1972, is also a Senior Vice President and a Director of Capital International, Inc. as well as a Senior Vice President of Capital International Research, Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Gromadzki is a Vice President of Capital International Research, Inc. with European equity portfolio management and investment analyst responsibilities. Mr. Gromadzki has been employed by the Capital Group organization since 1987. Mr. Havas, who has been with the Capital Group organization since 1986, is a Senior Vice President and Portfolio Manager for Capital Guardian and Capital International Limited as well as a Senior Vice President and Director of Capital Guardian (Canada), Inc. Ms. Kyle, who has been with the Capital Group organization since 1991, is a Senior Vice President and Director of Capital Guardian. Ms. Kyle is also President and a Director of Capital Guardian (Canada), Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Reed is a Director and a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Japan, Pacific Basin and non-U.S. equity portfolios and research responsibilities for the Japanese financial sector. Mr. Reed has been employed by the Capital Group organization since 1994. Mr. Sauvage is a Senior Vice President and Portfolio Manager for Capital Guardian and a Vice President for Capital International Research, Inc. Mr. Sauvage has been employed by the Capital Group organization since 1987. Ms. Sikorsky is President and Managing Director of Capital International S.A., Chairman of Capital International Perspective, S.A., Managing Director -- Europe and a Director of Capital Group International, Inc., and serves as a Director of the Capital Group, Capital International Limited and Capital International K.K. Ms. Sikorsky has been employed by the Capital Group organization since 1962. Mr. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. and Capital International S.A., and has been employed by the Capital Group organization since 1981.


Alan Blake, Managing Director and Senior Portfolio Manager of Salomon, is primarily responsible for the day-to-day management of the portion of the Fund's portfolio managed by Salomon. Mr. Blake has more than 24 years of securities business experience. Mr. Blake has been employed by Salomon since August 1991.


E. Marc Pinto, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Janus. Mr. Pinto, Portfolio Manager and Vice President, has been employed by Janus since 1994, where his duties include the management of institutional separate accounts in the LargeCap Growth discipline.

Jane Putnam, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Oppenheimer. Ms. Putnam, a Vice President and Portfolio Manager, joined Oppenheimer in 1994.

                                 MANAGEMENT FEES


During their most recent fiscal years, each of the Portfolios and Funds paid management fees to WM Advisors at the following rates (not reflecting any expense waivers or reimbursements):*


                                               Fees Paid as a Percentage
FUNDS                                                of Net Assets
------------------------------------------------------------------------
Flexible Income Portfolio...................             0.65%
Conservative Balanced Portfolio.............             0.65%
Balanced Portfolio..........................             0.65%
Conservative Growth Portfolio...............             0.65%
Strategic Growth Portfolio..................             0.65%


NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR
REPRESENTATIONS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

The financial highlights table is intended to help you understand the Portfolios' financial performance for the past 5 years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Deloitte & Touche LLP. The Independent Auditors' Report, along with the Portfolios' financial statements, are included in their Annual Reports to Shareholders, which are available upon request.


FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

FLEXIBLE INCOME PORTFOLIO


                                                                     CLASS A
                                                                     --------------------------------------------------------
YEARS ENDED OCTOBER 31                                                 2004        2003        2002         2001        2000
                                                                     -------   ---------   ----------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $[  ]      $10.17      $10.71       $11.06      $10.75
                                                                     -------   ---------   ----------   ---------   ---------
  INCOME FROM INVESTMENT OPERATIONS:

    Net investment income (loss)                                       [  ]        0.38 6      0.45 6       0.50 6      0.47 6
    Net realized and unrealized gain/(loss) on investments             [  ]        0.77       (0.48)       (0.04)       0.42
                                                                     -------   ---------   ----------   ---------   ---------
    Total from investment operations                                   [  ]        1.15       (0.03)        0.46        0.89
                                                                     -------   ---------   ----------   ---------   ---------
  LESS DISTRIBUTIONS

    Dividends from net investment income 1                             [  ]       (0.38)      (0.43)       (0.61)      (0.55)
    Distributions from net realized capital gains                      [  ]       (0.02)      (0.08)       (0.20)      (0.03)
                                                                     -------   ---------   ----------   ---------   ---------
    Total distributions                                                [  ]       (0.40)      (0.51)       (0.81)      (0.58)
                                                                     -------   ---------   ----------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                                        $[  ]      $10.92      $10.17       $10.71      $11.06
                                                                     =======   =========   ==========   =========   =========

TOTAL RETURN 2                                                         [  ]%      11.49%      (0.37)%       3.67%       8.56%

  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

    Net assets, end of period (in thousands)                          $[  ]    $224,192    $144,710     $110,680    $129,386
    Ratio of operating expenses to average net assets 3                [  ]%       1.04%       1.06%        1.06%       1.06%
    Ratio of net investment income/(loss) to average net assets        [  ]%       3.64%       4.41%        4.61%       4.28%
    Portfolio turnover rate                                            [  ]%       3.00%       9.00%        7.00%      27.00%
    Ratio of operating expenses to average net assets without
      fee waivers, expenses reimbursed and/or fees reduced
      by credits allowed by the custodian 3,4                          [  ]%       1.04%       1.06%        1.06%       1.06%



CONSERVATIVE BALANCED PORTFOLIO

                                                                     CLASS A
                                                                     --------------------------------------------------------
YEARS ENDED OCTOBER 31                                                 2004        2003        2002         2001        2000
                                                                     -------   ---------   ----------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $[  ]       $8.83       $9.43        $9.96       $9.94
                                                                     -------   ---------   ----------   ---------   ---------
  INCOME FROM INVESTMENT OPERATIONS:

    Net investment income (loss)                                       [  ]        0.28 6      0.33         0.34 6      0.51 6
    Net realized and unrealized gain/(loss) on investments             [  ]        0.97       (0.61)       (0.44)       0.02 7
                                                                     -------   ---------   ----------   ---------   ---------
    Total from investment operations                                   [  ]        1.25       (0.28)       (0.10)       0.53
                                                                     -------   ---------   ----------   ---------   ---------
  LESS DISTRIBUTIONS

    Dividends from net investment income 1                             [  ]       (0.27)      (0.32)       (0.43)      (0.50)
    Distributions from net realized capital gains                      [  ]          --          --           --       (0.01)
                                                                     -------   ---------   ----------   ---------   ---------
    Total distributions                                                [  ]       (0.27)      (0.32)       (0.43)      (0.51)
                                                                     -------   ---------   ----------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                                        $[  ]       $9.81       $8.83        $9.43       $9.96
                                                                     =======   =========   ==========   =========   =========
TOTAL RETURN 2                                                         [  ]%      14.38%      (3.06)%      (0.99)%      5.52%

  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

    Net assets, end of period (in thousands)                          $[  ]     $94,005     $31,070      $12,257      $4,557
    Ratio of operating expenses to average net assets 3                [  ]%       1.05%       1.05%        1.16%       1.32%
    Ratio of net investment income/(loss) to average net assets        [  ]%       2.99%       3.67%        3.65%       5.16%
    Portfolio turnover rate                                            [  ]%       4.00%       9.00%       18.00%      59.00%
    Ratio of operating expenses to average net assets without
      fee waivers, expenses reimbursed and/or fees reduced
      by credits allowed by the custodian 3,4                          [  ]%       1.09%       1.17%        1.30%       1.32%

CLASS B                                                                   CLASS C
--------------------------------------------------------------            -----------------------------------
 2004         2003          2002          2001         2000                2004        2003         2002 5
------     --------      --------      --------      -------              ------     -------      -------
 $[  ]       $10.15        $10.71        $11.06       $10.75               $[  ]      $10.13       $10.54
------     --------      --------      --------      -------              ------     -------      -------

  [  ]         0.30 6        0.38 6        0.42 6       0.39 6              [  ]        0.30 6       0.24 6
  [  ]         0.77         (0.50)        (0.04)        0.42                [  ]        0.76        (0.43)
------     --------      --------      --------      -------              ------     -------      -------
  [  ]         1.07         (0.12)         0.38         0.81                [  ]        1.06        (0.19)
------     --------      --------      --------      -------              ------     -------      -------

  [  ]        (0.30)        (0.36)        (0.53)       (0.47)               [  ]       (0.31)       (0.22)
  [  ]        (0.02)        (0.08)        (0.20)       (0.03)               [  ]       (0.02)          --
------     --------      --------      --------      -------              ------     -------      -------
  [  ]        (0.32)        (0.44)        (0.73)       (0.50)               [  ]       (0.33)       (0.22)
------     --------      --------      --------      -------              ------     -------      -------
 $[  ]       $10.90        $10.15        $10.71       $11.06               $[  ]      $10.86       $10.13
======     ========      ========      ========      =======              ======     =======      =======
  [  ]%       10.60%        (1.08)%        2.92%        7.76%               [  ]%      10.63%       (1.78)%


 $[  ]     $371,639      $244,999      $146,555      $77,238              $0,000     $68,746      $20,677
  [  ]%        1.79%         1.81%         1.79%        1.80%               [  ]%       1.79%        1.81% 8
  [  ]%        2.89%         3.66%         3.88%        3.54%               [  ]%       2.89%        3.66% 8
  [  ]%        3.00%         9.00%         7.00%       27.00%               [  ]%       3.00%        9.00%


  [  ]%        1.79%         1.81%         1.79%        1.80%               [  ]%       1.79%        1.81% 8



CLASS B                                                                   CLASS C
--------------------------------------------------------------            -----------------------------------
 2004         2003          2002          2001         2000                2004        2003         2002 5
------     --------      --------      --------      -------              ------     -------      -------
 $[  ]        $8.82         $9.43         $9.96        $9.94               $[  ]       $8.80        $9.39
------     --------      --------      --------      -------              ------     -------      -------

  [  ]         0.21 6        0.27          0.27 6       0.44 6              [  ]        0.21 6       0.16
  [  ]         0.96         (0.62)        (0.44)        0.02 7              [  ]        0.97        (0.60)
------     --------      --------      --------      -------              ------     -------      -------
  [  ]         1.17         (0.35)        (0.17)        0.46                [  ]        1.18        (0.44)
------     --------      --------      --------      -------              ------     -------      -------

  [  ]        (0.20)        (0.26)        (0.36)       (0.43)               [  ]       (0.22)       (0.15)
  [  ]           --            --            --        (0.01)               [  ]          --           --
------     --------      --------      --------      -------              ------     -------      -------
  [  ]        (0.20)        (0.26)        (0.36)       (0.44)               [  ]       (0.22)       (0.15)
------     --------      --------      --------      -------              ------     -------      -------
 $[  ]        $9.79         $8.82         $9.43        $9.96               $[  ]       $9.76        $8.80
======     ========      ========      ========      =======              ======     =======      =======
  [  ]%       13.46%        (3.77)%       (1.71)%       4.76%               [  ]%      13.53%       (4.70)%


 $[  ]     $116,742       $58,054       $30,554      $10,947               $[  ]     $51,284      $10,505
  [  ]%        1.82%         1.80%         1.89%        2.04%               [  ]%       1.80%        1.78% 8
  [  ]%        2.22%         2.92%         2.92%        4.44%               [  ]%       2.24%        2.94% 8
  [  ]%        4.00%         9.00%        18.00%       59.00%               [  ]%       4.00%        9.00%


  [  ]%        1.86%         1.92%         2.03%        2.04%               [  ]%       1.84%        1.90% 8


                                    See notes to Financial Highlights on page 50

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

BALANCED PORTFOLIO

                                                                     CLASS A
                                                                     --------------------------------------------------------
YEARS ENDED OCTOBER 31                                                 2004        2003        2002         2001        2000
                                                                     -------   ---------   ----------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $[  ]      $10.24      $11.63       $13.55      $12.22
                                                                     -------   ---------   ----------   ---------   ---------
  INCOME FROM INVESTMENT OPERATIONS:

    Net investment income (loss)                                       [  ]        0.22        0.28         0.33 6      0.28 6
    Net realized and unrealized gain/(loss) on investments             [  ]        1.62       (1.08)       (1.27)       1.53
                                                                     -------   ---------   ----------   ---------   ---------
    Total from investment operations                                   [  ]        1.84       (0.80)       (0.94)       1.81
                                                                     -------   ---------   ----------   ---------   ---------
  LESS DISTRIBUTIONS

    Dividends from net investment income 1                             [  ]       (0.23)      (0.33)       (0.51)      (0.48)
    Distributions from net realized capital gains                      [  ]          --       (0.26)       (0.47)         --
                                                                     -------   ---------   ----------   ---------   ---------
    Total distributions                                                [  ]       (0.23)      (0.59)       (0.98)      (0.48)
                                                                     -------   ---------   ----------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                                        $[  ]      $11.85      $10.24       $11.63      $13.55
                                                                     =======   =========   ==========   =========   =========
TOTAL RETURN 2                                                         [  ]%      18.07%      (7.32)%      (7.28)%     15.11%

  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

    Net assets, end of period (in thousands)                         $ [  ]    $792,423    $423,478     $380,681    $391,655
    Ratio of operating expenses to average net assets 3                [  ]%       1.02%       1.04%        1.02%       1.03%
    Ratio of net investment income/(loss) to average net assets        [  ]%       2.03%       2.55%        2.63%       2.05%
    Portfolio turnover rate                                            [  ]%       5.00%      19.00%        6.00%      22.00%
    Ratio of operating expenses to average net assets without
      fee waivers, expenses reimbursed and/or fees reduced
      by credits allowed by the custodian 3,4                          [  ]%       1.02%       1.04%        1.02%       1.03%


CONSERVATIVE GROWTH PORTFOLIO

                                                                     CLASS A
                                                                     --------------------------------------------------------
YEARS ENDED OCTOBER 31                                                 2004        2003        2002         2001        2000
                                                                     -------   ---------   ----------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $[  ]      $10.37      $12.35       $15.52      $13.43
                                                                     -------   ---------   ----------   ---------   ---------
  INCOME FROM INVESTMENT OPERATIONS:

    Net investment income (loss)                                       [  ]        0.14 6      0.16 6       0.20 6      0.12 6
    Net realized and unrealized gain/(loss) on investments             [  ]        2.14       (1.52)       (2.34)       2.40
                                                                     -------   ---------   ----------   ---------   ---------
    Total from investment operations                                   [  ]        2.28       (1.36)       (2.14)       2.52
                                                                     -------   ---------   ----------   ---------   ---------
  LESS DISTRIBUTIONS

    Dividends from net investment income 1                             [  ]       (0.14)      (0.22)       (0.58)      (0.43)
    Distributions from net realized capital gains                      [  ]       (0.04)      (0.40)       (0.45)         --
                                                                     -------   ---------   ----------   ---------   ---------
    Total distributions                                                [  ]       (0.18)      (0.62)       (1.03)      (0.43)
                                                                     -------   ---------   ----------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                                        $[  ]      $12.47      $10.37       $12.35      $15.52
                                                                     =======   =========   ==========   =========   =========
TOTAL RETURN 2                                                         [  ]%     (11.72)%    (14.31)%      18.89%       [  ]%

  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

    Net assets, end of period (in thousands)                          $[  ]     $347,297    $319,583     $341,685      $0,000
    Ratio of operating expenses to average net assets 3                [  ]%       1.06%       1.03%        1.02%       [  ]%
    Ratio of net investment income/(loss) to average net assets        [  ]%       1.41%       1.45%        0.76%       [  ]%
    Portfolio turnover rate                                            [  ]%      14.00%       5.00%       17.00%       [  ]%
    Ratio of operating expenses to average net assets without
      fee waivers, expenses reimbursed and/or fees reduced
      by credits allowed by the custodian 3,4                          [  ]%       1.06%       1.03%        1.02%       [  ]%

CLASS B                                                                   CLASS C
--------------------------------------------------------------            ----------------------------------
 2004         2003          2002          2001         2000                2004        2003          2002 5
--------------------------------------------------------------            ----------------------------------
$[   ]       $10.22        $11.62        $13.54       $12.21              $[   ]      $10.20       $11.35
------     --------      --------      --------      -------              ------     -------      -------

 [   ]         0.14          0.20          0.23 6       0.18 6             [   ]        0.14         0.13
 [   ]         1.61         (1.09)        (1.27)        1.55               [   ]        1.60        (1.15)
------     --------      --------      --------      -------              ------     -------      -------
 [   ]         1.75         (0.89)        (1.04)        1.73               [   ]        1.74        (1.02)
------     --------      --------      --------      -------              ------     -------      -------

 [   ]        (0.15)        (0.25)        (0.41)       (0.40)              [   ]       (0.16)       (0.13)
 [   ]           --         (0.26)        (0.47)          --               [   ]          --           --
------     --------      --------      --------      -------              ------     -------      -------
 [   ]        (0.15)        (0.51)        (0.88)       (0.40)              [   ]       (0.16)       (0.13)
------     --------      --------      --------      -------              ------     -------      -------
$[   ]       $11.82        $10.22        $11.62       $13.54              $[   ]      $11.78       $10.20
======     ========      ========      ========      =======              ======     =======      =======
 [   ]%       17.25%        (8.03)%       (7.98)%      14.26%              [   ]%      17.15%       (9.00)%


$[   ]   $1,074,925      $743,953      $670,318     $549,849              $[   ]    $234,076      $54,745
 [   ]%        1.78%         1.80%         1.78%        1.77%              [   ]%       1.76%        1.80% 8
 [   ]%        1.27%         1.79%         1.87%        1.31%              [   ]%       1.29%        1.79% 8
 [   ]%        5.00%        19.00%         6.00%       22.00%              [   ]%       5.00%       19.00%


  0.00%        1.78%         1.80%         1.78%        1.77%               0.00%       1.76%        1.80% 8

CLASS B                                                                   CLASS C
--------------------------------------------------------------            ----------------------------------
 2004         2003          2002          2001         2000                2004        2003         2002 5
--------------------------------------------------------------            ----------------------------------
$[   ]       $10.14        $12.10        $15.17       $13.21              $[   ]      $10.10       $11.79
------     --------      --------      --------      -------              ------     -------      -------

 [   ]         0.05 6        0.08 6        0.09 6       0.00 6,9           [   ]        0.06 6       0.05 6
 [   ]         2.09         (1.50)        (2.28)        2.37               [   ]        2.08        (1.66)
------     --------      --------      --------      -------              ------     -------      -------
 [   ]         2.14         (1.42)        (2.19)        2.37               [   ]        2.14        (1.61)
------     --------      --------      --------      -------              ------     -------      -------

 [   ]        (0.06)        (0.14)        (0.43)       (0.41)              [   ]       (0.07)       (0.08)
 [   ]        (0.04)        (0.40)        (0.45)          --               [   ]       (0.04)          --
------     --------      --------      --------      -------              ------     -------      -------
 [   ]        (0.10)        (0.54)        (0.88)       (0.41)              [   ]       (0.11)       (0.08)
------     --------      --------      --------      -------              ------     -------      -------
$[   ]       $12.18        $10.14        $12.10       $15.17              $[   ]      $12.13       $10.10
======     ========      ========      ========      =======              ======     =======      =======

 [   ]%      (12.46)%      (14.93)%       18.07%                           [   ]%      21.41%      (13.72)%


$[   ]     $623,852      $636,145      $604,460       $0,000              $[   ]    $195,556      $48,424
 [   ]%        1.82%         1.79%         1.77%        0.00%              [   ]%       1.79%        1.82% 8
 [   ]%        0.65%         0.69%         0.01%        0.00%              [   ]%       0.50%        0.65% 8
 [   ]%       14.00%         5.00%        17.00%        0.00%              [   ]%       7.00%       14.00%


 [   ]%        1.82%         1.79%         1.77%        0.00%              [   ]%       1.79%        1.82% 8

                                    See notes to Financial Highlights on page 50

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

STRATEGIC GROWTH PORTFOLIO

                                                                     CLASS A
                                                                     --------------------------------------------------------
YEARS ENDED OCTOBER 31                                                 2004        2003        2002         2001        2000
                                                                     -------   ---------   ----------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $[    ]      $10.59      $13.10       $17.11      $14.61
                                                                     -------   ---------   ----------   ---------   ---------
  INCOME FROM INVESTMENT OPERATIONS:

    Net investment income (loss)                                      [    ]       0.03 6      0.03 6       0.05 6     (0.04) 6
    Net realized and unrealized gain/(loss) on investments            [    ]       2.63       (1.92)       (3.21)       3.07
                                                                     -------   ---------   ----------   ---------   ---------
    Total from investment operations                                  [    ]       2.66       (1.89)       (3.16)       3.03
                                                                     -------   ---------   ----------   ---------   ---------
  LESS DISTRIBUTIONS

    Dividends from net investment income 1                            [    ]         --       (0.14)       (0.47)      (0.53)
    Distributions from net realized capital gains                     [    ]      (0.09)      (0.48)       (0.38)         --
                                                                     -------   ---------   ----------   ---------   ---------
    Total distributions                                               [    ]      (0.09)      (0.62)       (0.85)      (0.53)
                                                                     -------   ---------   ----------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                                       $[    ]     $13.16      $10.59       $13.10      $17.11
                                                                     =======   =========   ==========   =========   =========
TOTAL RETURN 2                                                        [    ]%      0.00%       0.00%        0.00%       0.00%

  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

    Net assets, end of period (in thousands)                         $[    ]     $0,000      $0,000       $0,000      $0,000
    Ratio of operating expenses to average net assets 3               [    ]%      0.00%       0.00%        0.00%       0.00%
    Ratio of net investment income/(loss) to average net assets       [    ]%      0.00%       0.00%        0.00%       0.00%
    Portfolio turnover rate                                           [    ]%      0.00%       0.00%        0.00%       0.00%
    Ratio of operating expenses to average net assets without
      fee waivers, expenses reimbursed and/or fees reduced
      by credits allowed by the custodian 3,4                         [    ]%      0.00%       0.00%        0.00%       0.00%


                                                                                                   CLASS A
                                                                       ------------------------------------------------------------
                                                                         2004          2003          2002           2001      2000
                                                                         ----          ----          ----           ----      ----
MONEY MARKET FUND
YEARS ENDED OCTOBER 31
NET ASSET VALUE, BEGINNING OF PERIOD                                   $ [    ]   $    1.00    $    1.00    $    1.00    $    1.00
                                                                       --------   ----------   ----------   ----------   ----------
      INCOME FROM INVESTMENT OPERATIONS:
            Net investment income (loss)                                 [    ]        0.008        0.014        0.043        0.056
            Net realized and unrealized gain/ (loss) on investments      [    ]        0.008        0.014        0.043        0.056
                                                                       --------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                                         $ [    ]   $    1.00   $     1.00   $     1.00   $     1.00
                                                                       ========   ==========   ==========   ==========   ==========

TOTAL RETURN                                                             [    ]        0.78%        1.42%        4.40%        5.79%

      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands)                        $  [    ]  $  707,954   $  689,002   $  647,951   $  458,368
       Ratio of operating expenses to average net assets                  [    ]        0.59%        0.59%        0.64%        0.65%
       Ratio of net investment income/ (loss) to average net assets       [    ]        0.78%        1.41%        4.21%        5.62%
                  fee waivers, expenses reimbursed and/or fees reduced
                  by credits allowed by the custodian(2)                  [    ]        0.59%        0.59%        0.64%        0.65%



NOTES TO FINANCIAL HIGHLIGHTS

1 Includes dividends paid from the short-term portion of capital gain dividends received from the underlying Funds.

2 Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

3 The Portfolio will also indirectly bear its prorated share of expenses of the underlying Funds. Such expenses are not included in the calculation of this ratio.

4 Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.

5     Per share numbers have been calculated using the average shares method.

6 The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.

7     On March 1, 2002 the Portfolios commenced selling Class C shares.

8     Annualized.

9     Amount represents less than $0.01 per share.

CLASS B                                                                   CLASS C
--------------------------------------------------------------            -----------------------------------
 2004         2003          2002          2001         2000                2004        2003         2002 5
--------------------------------------------------------------            -----------------------------------
$[   ]       $10.32        $12.78        $16.75       $14.40              $[   ]      $10.32       $12.50
------     --------      --------      --------      -------              ------     -------      -------

 [   ]        (0.05) 6      (0.06) 6      (0.06) 6     (0.16) 6            [   ]       (0.05) 6     (0.04) 6
 [   ]         2.55         (1.88)        (3.14)        3.02               [   ]        2.56        (2.14)
------     --------      --------      --------      -------              ------     -------      -------
 [   ]         2.50         (1.94)        (3.20)        2.86               [   ]        2.51        (2.18)
------     --------      --------      --------      -------              ------     -------      -------

 [   ]           --         (0.04)        (0.39)       (0.51)              [   ]          --           --
 [   ]        (0.09)        (0.48)        (0.38)          --               [   ]       (0.09)          --
------     --------      --------      --------      -------              ------     -------      -------
 [   ]        (0.09)        (0.52)        (0.77)       (0.51)              [   ]       (0.09)          --
------     --------      --------      --------      -------              ------     -------      -------
$[   ]       $12.73        $10.32        $12.78       $16.75              $[   ]      $12.74       $10.32
======     ========      ========      ========      =======              ======     =======      =======
 [   ]%        0.00%         0.00%         0.00%        0.00%              [   ]%       0.00%        0.00%


$[   ]       $0,000        $0,000        $0,000       $0,000              $[   ]      $0,000       $0,000
 [   ]%        0.00%         0.00%         0.00%        0.00%              [   ]%       0.00%        0.00%
 [   ]%        0.00%         0.00%         0.00%        0.00%              [   ]%       0.00%        0.00%
 [   ]%        0.00%         0.00%         0.00%        0.00%              [   ]%       0.00%        0.00%


 [   ]%        0.00%         0.00%         0.00%        0.00%              [   ]%       0.00%        0.00%

                                    See notes to Financial Highlights on page 50

                        CLASS B                                                               CLASS C
----------------------------------------------------------         ----------------------------------------
2004          2003         2002         2001          2000         2004           2003       2002(4)
----          ----         ----         ----          ----         ----           ----       ------
$  [   ]   $     1.00   $     1.00   $     1.00   $     1.00   $     [   ]   $      1.00   $      1.00
--------   ----------   ----------   ----------   ----------   -----------   -----------   -----------
   [   ]         0.001        0.003        0.033        0.046        [   ]          0.001         0.002
   [   ]         0.001        0.003        0.033        0.046        [   ]          0.001         0.002
--------   ----------   ----------   ----------   ----------   -----------   -----------   -----------
$  [   ]   $     1.00   $     1.00   $     1.00   $     1.00   $     [   ]   $      1.00   $      1.00
========   ==========   ==========   ==========   ==========   ===========   ===========   ===========
   [   ]         0.05%        0.34%        3.32%        4.68%        [   ]          0.06%         0.17%
$  [   ]   $   79,314   $  104,530   $   74,603   $   23,469   $     [   ]   $     5,046   $     3,676
   [   ]       1.33%        1.67%        1.69%        1.71%          [   ]          1.29%         1.64%(5)
   [   ]        0.04%        0.33%        3.16%        4.56%         [   ]          0.08%         0.36%(5)
   [   ]        1.71%        1.67%        1.69%        1.71%         [   ]          1.67%         1.64%(5)

APPENDIX A

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:

- Aaa, Aa -- Bonds which are rated Aaa or Aa are judged to be of the highest quality and high quality, respectively. Together, they comprise what is generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

- A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

- Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

- Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

- B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

- Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

- Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

- C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S BOND RATINGS:

- AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

- BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

- BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse business, economic and financial conditions.

- D -- Bonds rated D are in payment default, meaning payment of interest and/or repayment of principal is in arrears.

DESCRIPTION OF FITCH CORPORATE BOND RATINGS

Investment Grade

- AAA -- Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

- AA -- Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

- A -- High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

- BBB -- Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

- BB -- Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

- B -- Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

- CCC, CC, C -- High default risk. Default risk is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

- DDD, DD, D -- Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90% -- 100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50% -- 90% and D the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

FOR MORE INFORMATION ABOUT THE WM GROUP OF FUNDS


The WM Group's Statement of Additional Information (SAI) and Annual and Semi-annual Reports to shareholders include additional information about the Portfolios. The SAI and the Independent Auditors' Reports, along with the financial statements, included in the Portfolios' most recent Annual Reports are incorporated by reference into this prospectus, which means that they are part of this prospectus for legal purposes. The Portfolio's Annual Reports discuss the market conditions and investment strategies that significantly affected performance during the last fiscal year. You may obtain free copies of these materials, request other information about the WM Group of Funds, or make shareholder inquiries by contacting your financial advisor, by calling toll-free 800-222-5852, or by visiting www.wmgroupoffunds.com.


You may review and copy information about the Portfolios, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Portfolios on the EDGAR database or the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to the following file numbers:

FILE NO. 811-07577

Strategic Growth Portfolio
Conservative Growth Portfolio
Balanced Portfolio
Conservative Balanced Portfolio
Flexible Income Portfolio



FILE NO. 811-00123

Money Market Fund

                                   WM TRUST I
                                   WM TRUST II
                  WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS, LLC
                          1201 THIRD AVENUE, 22ND FLOOR
                            SEATTLE, WASHINGTON 98101
                                  800-222-5852
                       STATEMENT OF ADDITIONAL INFORMATION
                                  March 1, 2005


STRATEGIC ASSET MANAGEMENT PORTFOLIOS
FLEXIBLE INCOME PORTFOLIO
CONSERVATIVE BALANCED PORTFOLIO
BALANCED PORTFOLIO
CONSERVATIVE GROWTH PORTFOLIO
STRATEGIC GROWTH PORTFOLIO


EQUITY FUNDS
REIT FUND
EQUITY INCOME FUND
GROWTH & INCOME FUND
WEST COAST EQUITY FUND
MID CAP STOCK FUND
GROWTH FUND



SMALL CAP VALUE FUND
SMALL CAP GROWTH FUND



INTERNATIONAL GROWTH FUND
FIXED-INCOME FUNDS
SHORT TERM INCOME FUND
U.S. GOVERNMENT SECURITIES FUND
INCOME FUND
HIGH YIELD FUND


MUNICIPAL FUNDS
TAX-EXEMPT BOND FUND
CALIFORNIA MUNICIPAL FUND
CALIFORNIA INSURED INTERMEDIATE
MUNICIPAL FUND

MONEY FUNDS
MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
CALIFORNIA MONEY FUND


This Statement of Additional Information (the "SAI") is not a prospectus but supplements the information contained in the current prospectuses of the WM Group of Funds dated March 1, 2005, (collectively, the "prospectus"), and should be read in conjunction with such prospectus. The Annual Report of the Portfolios and the Funds for the fiscal period ended October 31, 2004 is incorporated by reference in this SAI. The Prospectus may be obtained without charge by writing to WM Shareholder Services, Inc. ("Shareholder Services"), by accessing wmgroupoffunds.com or by calling Shareholder Services at 800-222-5852.

                                    CONTENTS


ORGANIZATION................................................    2
MANAGEMENT..................................................    5
INVESTMENT RESTRICTIONS.....................................   39
PORTFOLIO TURNOVER..........................................   46
SECURITIES TRANSACTIONS.....................................   46
NET ASSET VALUE.............................................   49
HOW TO BUY AND REDEEM SHARES................................   50
TAXES.......................................................   54
DISTRIBUTOR.................................................   59
APPENDICES..................................................   63


                                  ORGANIZATION


The Money Market, Tax-Exempt Money Market, U.S. Government Securities, Income, High Yield, Tax-Exempt Bond, REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock and Small Cap Value Funds (the "WM Trust I Funds") are each series of WM Trust I. The California Money, Short Term Income, California Municipal, California Insured Intermediate Municipal, Growth, International Growth and Small Cap Growth Funds (the "WM Trust II Funds") are each series of WM Trust II. The WM Trust I Funds and WM Trust II Funds are collectively referred to in this SAI as the "Funds." The Strategic Growth, Conservative Growth, Balanced, Conservative Balanced and Flexible Income Portfolios (collectively referred to in this SAI as the "Portfolios") are each series of WM Strategic Asset Management Portfolios, LLC. WM Trust I, WM Trust II and WM Strategic Asset Management Portfolios, LLC are collectively referred to in this SAI as the "Trusts." Each of the Portfolios and Funds of the Trusts is "diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), with the exception of the California Municipal Fund, California Insured Intermediate Municipal Fund and the California Money Fund.



The WM Trust I Funds other than the REIT, Mid Cap Stock, Small Cap Value and High Yield Funds are successors to the following Washington corporations, or series thereof, which commenced operations in the years indicated, which made up the group of mutual funds, known as the "Securities."


Composite U.S. Government Securities, Inc.
(predecessor to the U.S. Government Securities Fund) (1982)
Composite Income Fund, Inc.
(predecessor to the Income Fund) (1975)
Composite Growth & Income Fund, a series of Composite Equity Series, Inc. (predecessor to the Growth & Income Fund) (1949)
Composite Money Market Portfolio, a series of Composite Cash Management Company (predecessor to the Money Market Fund) (1979)
Composite Tax-Exempt Portfolio, a series of Composite Cash Management Company (predecessor to the Tax-Exempt Money Market Fund) (1979)
Composite Tax-Exempt Bond Fund, Inc.
(predecessor to the Tax-Exempt Bond Fund) (1976)

Composite Northwest Fund, Inc.
(predecessor to the West Coast Equity Fund) (1986)
Composite Bond & Stock Fund, Inc.
(predecessor to the Equity Income Fund) (1939)

Each of the Composite Funds was reorganized as a series of WM Trust I on March 20, 1998. In connection with this reorganization, the Trust, which was previously named "The Composite Funds" and which conducted no operations prior to that date, changed its name to its current name. The High Yield Fund was organized on March 23, 1998, the Mid Cap Stock Fund was organized on March 1, 2000, the REIT Fund was organized on March 1, 2003 and the Small Cap Value Fund was organized on March 1, 2004.

Prior to March 20, 1998, the name of WM Trust II was "Sierra Trust Funds" and the name of the Portfolios was "Sierra Asset Management Portfolios." (On July 16, 1999, each Portfolio succeeded to a corresponding fund of the same name that was a series of WM Strategic Asset Management Portfolios. Where appropriate, the term "Portfolio" shall mean or include the predecessor to such Portfolio.) These Trusts were part of a family of mutual funds known as the "Sierra Funds."

Prior to March 1, 2004, the Small Cap Growth Fund was known as the Small Cap Stock Fund and prior to March 1, 2000, it was known as the Emerging Growth Fund. Prior to March 1, 2002, the West Coast Equity Fund was known as Growth Fund of the Northwest and prior to March 1, 2000, it was known as the Northwest Fund. Prior to August 1, 2000, the Conservative Balanced Portfolio was known as the Income Portfolio and the Equity Income Fund was known as the Bond & Stock Fund. Prior to March 1, 2000, the Short Term Income Fund was known as the Short Term High Quality Bond Fund. Prior to March 20, 1998, the Flexible Income Portfolio was known as the Sierra Value Portfolio, the Conservative Balanced Portfolio was known as the Sierra Income Portfolio, the Balanced Portfolio was known as the Sierra Balanced Portfolio, the Conservative Growth Portfolio was known as the Sierra Growth Portfolio, and the Strategic Growth Portfolio was known as the Sierra Capital Growth Portfolio.

WM Trust I is an open-end management investment company, organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated September 19, 1997, as amended from time to time (the "WM Trust I Agreement"). WM Trust II is also an open-end management investment company organized as a Massachusetts business trust pursuant to a Master Trust Agreement dated February 22, 1989, as amended from time to time (the "WM Trust II Agreement"). The WM Trust I Agreement and WM Trust II Agreement are collectively referred to herein as the "Trust Agreements." WM Strategic Asset Management Portfolios, LLC is an open-end management investment company, organized as a Massachusetts limited liability company pursuant to a Limited Liability Company Agreement dated March 12, 1999, as amended from time to time (the "LLC Agreement"). In the interest of economy and convenience, certificates representing shares in the Trusts are not physically issued. Mellon Trust of New England, National Association ("Mellon") (formerly known as Boston Safe Deposit and Trust Co.), the Trusts' Custodian, and Shareholder Services, the Trusts' Transfer Agent, maintain a record of each shareholder's ownership of Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, Fund or Class, except with respect to the election of Trustees and the selection of independent accountants, for which shareholders of each Trust as a whole vote together.

Under normal circumstances, there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at that time, the Trustees then in office promptly will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreements and the LLC Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of any of a Trust's outstanding shares.

Massachusetts law provides that shareholders, under certain circumstances, could be held personally liable for the obligations of a business trust, such as WM Trust I or WM Trust II. However, each Trust Agreement disclaims shareholder liability for acts or obligations of the Trusts and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a

Trustee. Each Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trusts' management believes is remote. The Trustees intend to conduct the operations of each Trust in such a way so as to avoid, to the extent possible, ultimate liability of the shareholders for the liabilities of the Trust. Massachusetts law provides that shareholders of limited liability companies, such as WM Strategic Asset Management Portfolios, LLC, may not be held personally liable for the obligations of the Portfolios.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

The Trusts are governed by a common Board of Trustees which oversees the Trusts' activities and is responsible for protecting the interests of shareholders. The names, addresses and ages of the Trustees and executive officers of the Trusts, together with information as to their principal business occupations, are set forth in the following table. The table also identifies those Trustees who are "interested persons" of the Trusts, as defined in the 1940 Act. The officers of the Trusts are employees of organizations that provide services to the Portfolios and Funds offered by the Trusts.

TRUSTEES AND OFFICERS (UNAUDITED):


                                                                                          NUMBER OF
                                                                                        PORTFOLIOS AND
                                                                                          FUNDS IN
                                                                                        FUND COMPLEX
NAME, AGE, AND ADDRESS                 LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE(1)(2)         TIME SERVED(3)          DURING PAST 5 YEARS           TRUSTEE         HELD BY TRUSTEE
----------------------------         --------------          -------------------           -------         ---------------
Wayne L. Attwood, M.D., 76      Composite Funds-11 years   Retired doctor of                 43        None.
                                WM Group of Funds-6        internal medicine and
                                years                      gastroenterology.

Kristianne Blake, 51            Composite Funds-3 years    CPA specializing in               43        Avista Corporation, Frank
                                WM Group of Funds-6        personal financial and                      Russell Investment Company,
                                years                      tax planning.                               Russell Insurance Funds,
                                                                                                       St. George's School

Edmond R. Davis, Esq., 76       Sierra Funds-8 years WM    Partner at the law firm           43        Braille Institute of
                                Group of Funds-6 years     of Davis & Whalen LLP.                      America, Inc., Children's
                                                           Prior thereto, partner                      Bureau of Southern
                                                           At the law firm of                          California, Children's
                                                           Brobeck, Phlegar &                          Bureau Foundation, Fifield
                                                           Harrison, LLP.                              Manors, Inc.

Carrol R. McGinnis, 61          Griffin Funds-3 years WM   Founder of McGinnis               43        Baptist Foundation of Texas,
                                Group of Funds-5 years     Investments since 1994.                     Concord Trust Company
                                                           Prior thereto, President
                                                           and Chief Operating
                                                           Officer of Transamerica
                                                           Fund Management Company.

Alfred E. Osborne, Jr., Ph.D.,  Sierra Funds-7 years WM    Senior Associate Dean,            43        Nordstrom Inc., K2, Inc.,
 66                             Group of Funds-6 years     University of California                    First Pacific Advisors'
                                                           at Los Angeles, Anderson                    Capital, Crescent and New
                                                           Graduate School Management,                 Income Funds, Director
                                                                                                       of Independent Directors
                                                           And Faculty Director of the                 Council and Member of
                                                           Harold Price Center for                     Communication And Education
                                                                                                       Commettees.
                                                           Entrepreneurial Studies,
                                                           University of California at
                                                           Los Angeles.

Daniel L. Pavelich, 60          Composite Funds-1 year     Retired Chairman and CEO          43        Wild Seed, Ltd., Catalytic
                                WM Group of Funds-6        of BDO Seidman.                             Inc., Vaagen Bros. Lumber,
                                years                                                                  Inc.

Jay Rockey, 77                  Composite Funds-3 years    Founder and Senior Counsel        43        Downtown Seattle
                                WM Group of Funds-6        of The Rockey Company, now                  Association, The Rainier
                                years                      Rockey Hill & Knowlton.                     Club, WSU Foundation.

Richard C. Yancey, 78           Composite Funds-23 years   Retired Managing                  43        AdMedia Partners Inc., Czech
 (Lead Trustee)                 WM Group of Funds-6        Director of Dillon Reed                     and Slovak American
                                years                      & Co., an Investment                        Enterprise Fund.
                                                           Bank now part of UBS.



                                                                                            NUMBER OF
                                                                                          PORTFOLIOS AND
                                                                                            FUNDS IN
                                                                                           FUND COMPLEX
NAME, AGE, AND ADDRESS                  LENGTH OF            PRINCIPAL OCCUPATION(S)        OVERSEEN BY    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE(1)(4)           TIME SERVED(3)          DURING PAST 5 YEARS            TRUSTEE         HELD BY TRUSTEE
---------------------------           --------------          -------------------            -------         ---------------

Anne V. Farrell, 69               Composite Funds-4 years    President Emeritus of              43       Washington Mutual, Inc.,
                                  WM Group of Funds-6        the Seattle Foundation.                     REI.
                                  years

Michael K. Murphy, 68             Composite Funds-3 years    Chairman of CPM                    43       Washington Mutual, Inc.
                                  WM Group of Funds-6        Development Corporation.
                                  years

William G. Papesh, 62             Composite Funds-9 years    President and Director of          43       Member of Investment .
                                  WM Group of Funds-6        the Advisor, Transfer Agent                 Company Institute Board
                                  years                      and Distributor.                            of Governors

 NAME, AGE, AND ADDRESS                    POSITION(S) HELD WITH REGISTRANT &
       OF OFFICER                                 LENGTH OF TIME SERVED
       ----------                                 ---------------------
Wendi B. Bernard, 36                 Assistant Vice President and
                                     Assistant Secretary since 2003.

Jeffrey L. Lunzer, 43                Vice President, Chief Financial Officer
                                     and Treasurer since 2003.

William G. Papesh, 62                President and CEO since 1987. Prior to 1987,
                                     other officer positions since 1972.

Gary J. Pokrzywinski, 43             Senior Vice President since 2004. Prior to 2001,
                                     Vice President since 1999.

Debra Ramsey, 52                     Senior Vice President since 2004.

John T. West, 50                     First Vice President, Secretary, Chief Compliance
                                     Officer and Anti-Money Laundering Compliance
                                     Officer since 2004. Prior to 2004, various
                                     other officer positions since 1993.

Randall L. Yoakum, 45                Senior Vice President since 2001. First Vice
                                     President since 1999.



NAME, AGE, AND ADDRESS                       PRINCIPAL OCCUPATION(S) DURING
      OF OFFICER                                      PAST 5 YEARS
      ----------                                      ------------
Wendi B. Bernard, 36                 Assistant Vice President of the Advisor.

Jeffrey L. Lunzer, 44                First Vice President of the Advisor,
                                     Distributor and Transfer Agent. Prior
                                     to 2003, senior level positions at the Columbia
                                     Funds and Columbia Co.

William G. Papesh, 62                President and Director of the Advisor, Transfer
                                     Agent and Distributor.

Gary J. Pokrzywinski, 43             Seior Vice President and Director of the Advisor
                                     Distributor and Transfer Agent.

Debra Ramsey, 52                     Senior Vice President and Director of the Advisor,
                                     Distributor and Transfer Agent.

John T. West, 50                     First Vice President of the Transfer Agent,
                                     Advisor and Distributor.

Randall L. Yoakum, 43                Senior Vice President and Chief Investment
                                     Strategist of the Advisor. Director of the
                                     Advisor, Distributor and Transfer Agent since
                                     1999. Prior thereto, senior positions at D.A.
                                     Davidson and Boatmen's Trust.


(1) The term "Independent Trustee" means those Trustees who are not "interested persons" as defined by the 1940 Act.

(2) The address for all Trustees and Officers is 1201 Third Avenue, 22nd Floor, Seattle, WA 98101.

(3) The Sierra Funds merged with the Composite Funds on March 23, 1998 to form the WM Group of Funds. The Griffin Funds merged with the WM Group of Funds on March 5, 1999.

(4) Trustees are considered interested due to their affiliation with Washington Mutual, Inc.

                        EQUITY SECURITIES OWNERSHIP TABLE
                                 (DOLLAR RANGES)


                            (AS OF DECEMBER 31, 2004)



                                 FLEXIBLE    CONSERVATIVE               CONSERVATIVE    STRATEGIC          EQUITY      GROWTH &
                                  INCOME       BALANCED     BALANCED      GROWTH         GROWTH     REIT   INCOME       INCOME
                                 PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO   FUND    FUND         FUND
                                 ---------    ---------     ---------    ---------      ---------   ----    ----         ----
INDEPENDENT TRUSTEES
Wayne L. Attwood, M.D.             None         None          None         None           None      None       B           B

Kristianne Blake                   None         None          None         None              E      None    None        None

Edmond R. Davis, Esq               None         None             C         None           None      None    None           A

Carrol R. McGinnis                 None         None          None         None           None      None       E           D

Alfred E. Osborne, Jr., Ph.D.      None         None          None         None           None      None    None           A

Daniel L. Pavelich                 None         None          None         None           None      None       C           D

Jay Rockey                         None         None          None         None           None      None       E           B

Richard C. Yancey                  None         None          None         None           None      None       E           E

INTERESTED TRUSTEES
Anne V. Farrell                    None         None          None         None           None      None    None        None

Michael K. Murphy                  None         None          None            C           None      None    None        None

William G. Papesh                     D         None          None         None           None      None       E           C



                                 WEST
                                 COAST    MID CAP                   SMALL
                                 EQUITY    STOCK      GROWTH      CAP GROWTH
                                 FUND      FUND        FUND         FUND
                                 ----      ----        ----         ----
INDEPENDENT TRUSTEES
Wayne L. Attwood, M.D.            B        None        None          None

Kristianne Blake                  D        None        None          None

Edmond R. Davis, Esq              A        None          A           None

Carrol R. McGinnis                D           D        None          None

Alfred E. Osborne, Jr., Ph.D.   None       None        None          None

Daniel L. Pavelich              None       None          B           None

Jay Rockey                        D        None        None          None

Richard C. Yancey                 D        None        None           D

INTERESTED TRUSTEES
Anne V. Farrell                   D        None          C           None

Michael K. Murphy               None       None        None          None

William G. Papesh                 D        None        None          None


A = $1 to $10,000

B = $10,001 to $50,000

C = $50,001 to $100,000

D = $100,001 to $250,000

E = over $250,000

                                                                                                              CALIFORNIA
                                               SHORT      U.S.                           TAX-                  INSURED
                              INTERNATIONAL    TERM    GOVERNMENT              HIGH     EXEMPT   CALIFORNIA   INTERMEDIATE   MONEY
                                 GROWTH       INCOME   SECURITIES   INCOME     YIELD     BOND     MUNICIPAL    MUNICIPAL     MARKET
                                 FUND          FUND      FUND        FUND      FUND      FUND      FUND          FUND         FUND
                                 ----          ----      ----        ----      ----      ----      ----          ----         ----
INDEPENDENT TRUSTEES
Wayne L. Attwood, M.D.            None         None      None        None      None      None       None         None         None

Kristianne Blake                  None         None      None        None      None      None       None         None           A

Edmond R. Davis, Esq                 A         None      None        None      None      None       None         None           A

Carrol R. McGinnis                None         None      None        None      None      None       None         None           A

Alfred E. Osborne, Jr.
  Ph.D.                              A           A       None          B       None      None       None         None           A

Daniel L. Pavelich                None         None      None        None      None      None       None         None         None

Jay Rockey                        None         None      None        None      None      None       None         None         None

Richard C. Yancey                 None         None      None        None      None      None       None         None         None

INTERESTED TRUSTEES
Anne V. Farrell                   None         None      None        None      None      None       None         None           B

Michael K. Murphy                 None         None      None        None      None      None       None         None         None

William G. Papesh                 None         None         B          C       None      None       None         None           E



                                                     AGGREGATE DOLLAR RANGE OF
                               TAX-                   EQUITY SECURITIES IN ALL
                              EXEMPT                   REGISTERED INVESTMENT
                              MONEY    CALIFORNIA      COMPANIES OVERSEEN BY
                              MARKET     MONEY          DIRECTOR IN FAMILY OF
                              FUND       FUND           INVESTMENT COMPANIES
                              ----       ----           --------------------
INDEPENDENT TRUSTEES
Wayne L. Attwood, M.D.        None        None                  C

Kristianne Blake              None        None                  E

Edmond R. Davis, Esq          None           D                  D

Carrol R. McGinnis            None        None                  E

Alfred E. Osborne, Jr.
  Ph.D.                       None        None                  B

Daniel L. Pavelich            None        None                  E

Jay Rockey                      A         None                  E

Richard C. Yancey               A         None                  E

INTERESTED TRUSTEES
Anne V. Farrell               None        None                  D

Michael K. Murphy             None        None                  C

William G. Papesh             None        None                  E


A = $1 to $10,000

B = $10,001 to $50,000

C = $50,001 to $100,000

D = $100,001 to $250,000

E = over $250,000

Each of the Trustees and Officers of the Trusts listed above holds the same position(s) within all three Trusts and is also a trustee or officer of WM Variable Trust (the "Variable Trust"). Together, the Trusts and the Variable Trust form the "Fund Complex." There are currently forty-one (41) portfolios within the Fund complex that are overseen by each of the Trustees and all are investment companies advised by WM Advisors, Inc. ("WM Advisors"). Each of the Trustees and Officers of the Trusts listed above who is also an officer of WM Advisor, WM Funds Distributors, Inc. (the "Distributor") or Shareholder Services, as a result, is an affiliated person, for purposes of the 1940 Act, of the Advisor, the Distributor or Shareholder Services, as the case may be. Each Trustee and executive officer shall hold the indicated positions until his or her resignation or removal.


REMUNERATION. No Trustee who is an officer or employee of the Advisor or its affiliates receives any compensation from the Trusts for serving as Trustee of the Trusts. The Trusts, together with the Variable Trust, pay each Trustee who is not a director, officer or employee of the Advisor or its affiliates a fee of $30,000 per annum plus $4,000 per Board meeting attended in person and $2,000 per Board meeting attended by telephone, and reimburses each such Trustee for travel and out-of-pocket expenses. Committee members each receive $1,000 per committee meeting attended. The Lead Trustee receives an additional $12,000 per annum, the Chairperson of the Audit Committee receives an additional $5,000 per annum and the Chairperson of each committee receives an additional fee of $1,000 per committee meeting. Officers of the Trusts receive no direct remuneration in such capacity from the Trusts. Officers and Trustees of the Trusts who are employees of the Advisor or its affiliates may be considered to have received remuneration indirectly. See "Compensation" below for more information regarding compensation.


COMMITTEES. The Trusts have established a Governance Committee, an Investment Committee, an Operations/Distribution Committee, a Valuation Committee and an Audit Committee. The duties of the Governance Committee of the Trusts include oversight of the Trusts' legal counsel, review of the Trustees' compensation, oversight of regulatory compliance and review of assignments to each of the Trusts' other committees. The members of the Governance Committee are Richard C. Yancey (chair), Daniel L. Pavelich and Kristianne Blake. The Governance Committee held one meeting during the fiscal year ended 10/31/03.

The duties of the Investment Committee include the review of and oversight of compliance with the investment restrictions of the Funds and the Portfolios, the review of advisory contracts and contracts with custodians and Sub-advisors, the review of the pricing, valuation and performance of the Funds and the Portfolios, the review of brokerage policies and the review of transactions with affiliates. The members of the Investment Committee are Richard C. Yancey (chair), Anne V. Farrell, and Carrol R. McGinnis. The Investment Committee held four meetings during the fiscal year ended 10/31/03.

The duties of the Operations/Distribution Committee include monitoring the activities of the Distributor, Transfer Agent and Administrator and considering new funds, review of possible termination of funds and/or merging small funds. The members of the Operations/Distribution Committee are Kristianne Blake (chair), Michael K. Murphy and Jay Rockey. The Operations/Distribution Committee held four meetings during the fiscal year ended 10/31/03.

The duties of the Valuation Committee include the review of the pricing and valuation of the Funds and Portfolios. The members of the Valuation Committee consist of William G. Papesh or his designee (chair) and Richard C. Yancey or any other Trustee. The Valuation Committee held four meetings during the fiscal year ended 10/31/03.

The duties of the Audit Committee include oversight of each Fund's financial reporting policies and practices (including review of annual audit plans and the results of each Fund's annual independent audit), oversight of the quality and objectivity of each Fund's financial statements and the independent public accountant (including the appointment, compensation and retention of the independent public accountant), oversight of the adequacy of the Fund's overall system of internal controls (including the responsibility to receive and address complaints on accounting, auditing and internal control matters) and acting as a liaison between the Fund's independent public accountants and the Board of Trustees. The members of the Audit Committee are Daniel L. Pavelich (chair), Wayne L. Attwood, M.D., Edmond R. Davis, and Alfred E. Osborne, Jr. The Audit Committee held four meetings during the fiscal year ended 10/31/03.

CODES OF ETHICS. The Trusts, the Advisor, the Distributor and each of the Sub-advisors to the Funds have adopted codes of ethics in accordance with Rule 17j-1 under the for 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds or the Portfolios.

                              PROXY VOTING POLICIES

The Board of Trustees has delegated to the Advisor, or, where applicable, the Sub-advisor responsible for the management of a particular Fund (or, for the Growth Fund, the relevant portion of the Fund), responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the Advisor's or Sub-advisor's proxy voting policies and procedures. A copy of the proxy voting policies and procedures to be followed by the Advisor and each Sub-advisor, including procedures to be used when a vote presents a conflict of interest, are attached.

COMPENSATION


The following table shows the aggregate compensation paid to each of the Trusts' Trustees by each Portfolio or Fund for the most recent fiscal year and by the "Fund Complex" for calendar 2004. The Fund Complex consists of the Portfolios and Funds, together with the Funds within the Variable Trust. None of the Trusts has any plan that would pay pension or retirement benefits to any Trustee.


                                WM GROUP OF FUNDS
                               COMPENSATION TABLE


                                                                                                                 GROWTH
                            FLEXIBLE    CONSERVATIVE               CONSERVATIVE   STRATEGIC             EQUITY     &        WEST
                             INCOME       BALANCED     BALANCED       GROWTH       GROWTH      REIT     INCOME   INCOME    COAST
INDEPENDENT TRUSTEES        PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    FUND      FUND     FUND     EQUITY
--------------------        ---------   ------------   ---------   ------------   ---------   -------   ------   ------    ------
Wayne L. Attwood,
  M.D. .................
Kristianne Blake........
Edmond R. Davis,
  Esq...................
Carrol R. McGinnis......
Alfred E. Osborne, Jr.,
  Ph.D..................
Daniel L. Pavelich......
Jay Rockey..............
Richard C. Yancey.......

INTERESTED TRUSTEES

Anne V. Farrell.........
Michael K. Murphy.......
William G. Papesh.......      $ 0          $ 0            $ 0          $ 0           $ 0        $ 0      $ 0       $ 0       $ 0



                                                                                          SHORT       U.S.
                           MID CAP             SMALL CAP    SMALL CAP   INTERNATIONAL     TERM     GOVERNMENT
                            STOCK    GROWTH      VALUE        GROWTH        GROWTH        INCOME    SECURITIES
INDEPENDENT TRUSTEES        FUND      FUND       FUND          FUND          FUND          FUND       FUND
--------------------       -------   ------    ---------    ---------   -------------     -----    -----------
Wayne L. Attwood,
  M.D. .................
Kristianne Blake........
Edmond R. Davis,
  Esq. .................
Carrol R. McGinnis......
Alfred E. Osborne, Jr.,
  Ph.D..................
Daniel L. Pavelich......
Jay Rockey..............
Richard C. Yancey.......

INTERESTED TRUSTEES

Anne V. Farrell.........
Michael K. Murphy.......
William G. Papesh.......    $ 0       $ 0        $  0          $  0           $ 0         $ 0

                               COMPENSATION TABLE
                                   (CONTINUED)


                                                                         CALIFORNIA              TAX-
                                                   TAX-                   INSURED               EXEMPT
                                          HIGH    EXEMPT   CALIFORNIA   INTERMEDIATE   MONEY    MONEY    CALIFORNIA
                                 INCOME   YIELD    BOND    MUNICIPAL     MUNICIPAL     MARKET   MARKET     MONEY
INDEPENDENT TRUSTEES              FUND    FUND     FUND       FUND          FUND        FUND     FUND       FUND
--------------------             ------   -----   ------   ----------   ------------   ------   ------   ----------
Wayne L. Attwood, M.D. ........
Kristianne Blake...............
Edmond R. Davis, Esq. .........
Carrol R. McGinnis.............
Alfred E. Osborne, Jr., Ph.D. .
Daniel L. Pavelich.............
Jay Rockey.....................
Richard C. Yancey..............

INTERESTED TRUSTEES

Anne V. Farrell................
Michael K. Murphy..............
William G. Papesh..............  $  0    $  0     $  0        $ 0          $  0       $   0     $  0       $  0



                                                           TOTAL
                                         TOTAL         COMPENSATION
                                      COMPENSATION     FROM THE FUND
                                     FOR FISCAL YEAR    COMPLEX FOR
INDEPENDENT TRUSTEES                 ENDED 10/31/04    CALENDAR 2004
--------------------                 ---------------   -------------
Wayne L. Attwood, M.D. .........
Kristianne Blake................
Edmond R. Davis, Esq. ..........
Carrol R. McGinnis..............
Alfred E. Osborne, Jr., Ph.D. ..
Daniel L. Pavelich..............
Jay Rockey......................
Richard C. Yancey...............

INTERESTED TRUSTEES

Anne V. Farrell.................
Michael K. Murphy...............
William G. Papesh...............           $ 0             $ 0

As of December 31, 2004, except as noted, to the knowledge of the Trusts, no shareholders owned of record 5% or more of, and the officers and trustees of the Portfolios and Funds as a group owned, of record or beneficially, less than 1% of the outstanding shares of the indicated classes of the Portfolios or Funds:



REIT FUND CLASS A: Fiserv Securities, Inc., FAO 48588306, Attn: Mutual Funds, One Commerce Square, 2005 Market Street, Ste. 1200, Philadelphia, PA 19103,
[   ]



REIT FUND CLASS I: SAM Conservative Growth Portfolio, c/o BOST Co., P.O. Box
3198, Pittsburgh, PA 15230-3198, [   ]



SAM Balanced Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA 15230-3198,
[   ]



SAM Strategic Growth Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



EQUITY INCOME FUND CLASS A: Harris Trust Company, P.O. Box 71940, Chicago, IL
60694, [   ]



EQUITY INCOME FUND CLASS I: SAM Conservative Growth Portfolio, c/o BOST Co.,
P.O. Box 3198, Pittsburgh, PA 15230-3198, [   ]



SAM Balanced Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA 15230-3198,
[   ]



SAM Strategic Growth Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



GROWTH & INCOME FUND CLASS A: Harris Trust Company, P.O. Box 71940, Chicago, IL
60694, [   ]



GROWTH & INCOME FUND CLASS I: SAM Conservative Growth Portfolio, c/o BOST Co.,
P.O. Box 3198, Pittsburgh, PA 15230-3198, [   ]



SAM Balanced Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA 15230-3198,
[   ]



SAM Strategic Growth Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



SAM Flexible Income Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



WEST COAST EQUITY FUND CLASS A: Harris Trust Company, P.O. Box 71940, Chicago,
IL 60694, [   ]



WEST COAST EQUITY FUND CLASS I: SAM Conservative Growth Portfolio, c/o BOST Co.,
P.O. Box 3198, Pittsburgh, PA 15230-3198, [   ]



SAM Balanced Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA 15230-3198,
[   ]



SAM Strategic Growth Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



GROWTH FUND CLASS A: Harris Trust Company, P.O. Box 71940, Chicago, IL 60694,
[   ]



GROWTH FUND CLASS I: SAM Conservative Growth Portfolio, c/o BOST Co., P.O. Box
3198, Pittsburgh, PA 15230-3198, [   ]



SAM Strategic Growth Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



SAM Balanced Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA 15230-3198,
[   ]



MID CAP STOCK FUND CLASS A: Harris Trust Company, P.O. Box 71940, Chicago, IL
60694, [   ]



MID CAP STOCK FUND CLASS I: SAM Conservative Growth Portfolio, c/o BOST Co.,
P.O. Box 3198, Pittsburgh, PA 15230-3198, [   ]



SAM Balanced Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA 15230-3198,
[   ]

SAM Strategic Growth Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



SMALL CAP GROWTH FUND CLASS A: Harris Trust Company, P.O. Box 71940, Chicago, IL
60694, [   ]



SMALL CAP GROWTH FUND CLASS I: SAM Conservative Growth Portfolio, c/o BOST Co.,
P.O. Box 3198, Pittsburgh, PA 15230-3198, [   ]



SAM Balanced Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA 15230-3198,
[   ]



SAM Strategic Growth Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



SAM Flexible Income Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



INTERNATIONAL GROWTH FUND CLASS A: HARRIS TRUST COMPANY, P.O. BOX 71940,
CHICAGO, IL 60694, [   ]



INTERNATIONAL GROWTH FUND CLASS I: SAM Conservative Growth Portfolio, c/o BOST
Co., P.O. Box 3198, Pittsburgh, PA 15230-3198, [   ]



SAM Balanced Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA 15230-3198,
[   ]



SAM Strategic Growth Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



SHORT TERM INCOME FUND CLASS I: SAM Flexible Income Portfolio, c/o BOST Co.,
P.O. Box 3198, Pittsburgh, PA 15230-3198, [   ]



SAM Balanced Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA 15230-3198,
[   ]



SAM Conservative Balanced Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



U.S. GOVERNMENT SECURITIES CLASS I: SAM Balanced Portfolio, c/o BOST Co., P.O.
Box 3198, Pittsburgh, PA 15230-3198, [   ]



SAM Flexible Income Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



SAM Conservative Growth Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



SAM Conservative Balanced Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



INCOME FUND CLASS I: SAM Balanced Portfolio, c/o BOST Co., P.O. Box 3198,
Pittsburgh, PA 15230-3198, [   ]



SAM Flexible Income Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



SAM Conservative Growth Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



SAM Conservative Balanced Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



HIGH YIELD FUND CLASS I: SAM Balanced Portfolio, c/o BOST Co., P.O. Box 3198,
Pittsburgh, PA 15230-3198, [   ]



SAM Conservative Growth Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]

SAM Strategic Growth Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



SAM Flexible Income Portfolio, c/o BOST Co., P.O. Box 3198, Pittsburgh, PA
15230-3198, [   ]



MONEY MARKET FUND CLASS A: BHC Securities, Omnibus Account, Attn: Cash Sweeps
Dept., 2005 Market St., 12th Fl., Philadelphia, PA 19103, [   ]



Harris Trust Company, P.O. Box 71940, Chicago, IL 60694, [   ]



MONEY MARKET FUND CLASS I: WM Funds Distributor, 1201 3rd Ave., 19th Flr.,
Seattle, WA 98101, [   ]



WM Shareholder Services Inc., 1201 3rd Ave., 22nd Flr., Seattle, WA 98101,
[   ]



WM Funds Advisors, 1201 3rd Ave., 22nd Flr., Seattle, WA 98101, [   ]



WM Financial Services Inc, 1201 3rd Ave., 22nd Flr., Seattle, WA 98101, [   ]



TAX-EXEMPT MONEY MARKET CLASS A: BHC Securities, Omnibus Account, Attn: Cash
Sweeps Dept., 2005 Market St., 12th Fl., Philadelphia, PA 19103, [   ]



CALIFORNIA MONEY FUND CLASS A: BHC Securities, Omnibus Account, Attn: Cash
Sweeps Dept., 2005 Market St., 12th Fl., Philadelphia, PA 19103-4042, [   ]



Herbert I. Singer, 11731 Chapakal Street, Los Angeles, CA 90049, [   ]



Joe Sherman, P.O. Box 1416, San Gabriel, CA 91778-1416, [   ]


The Portfolios and Funds have no knowledge as to the beneficial ownership of their shares.

To the extent any shareholder beneficially owns more than 25% of a Portfolio or Fund, it may be deemed to control such Portfolio or Fund, within the meaning of the 1940 Act. As shown above, the Portfolios own more than 25% of several of the Funds and, as a result, may be deemed to control such Funds. The effect of such control may be to reduce the ability of other shareholders of the Fund to take actions requiring the affirmative vote of holders of a plurality or majority of the Fund's shares without the approval of the controlling shareholder.

THE PORTFOLIOS' AND FUNDS' SERVICE PROVIDERS

The Portfolios and Funds are managed by the Advisor. The Advisor has delegated portfolio management responsibilities with respect to the Growth, International Growth, Tax-Exempt Bond, California Municipal and California Insured Intermediate Municipal Funds to Sub-advisors.

In determining to approve the most recent annual extension of the Trusts' investment advisory agreement with the Advisor (the "Advisory Agreement") and the investment sub-advisory agreements among the Trusts, the Advisor and certain sub-advisors (the "Sub-advisors") with respect to the Growth, International Growth, Tax-Exempt Bond, California Municipal and California Insured Intermediate Municipal Funds (the "Sub-advisory Agreements"), the Trustees met over the course of the Trusts' last fiscal year with the relevant investment advisory personnel and considered information provided by the Advisor and the Sub-advisors relating to the education, experience and number of investment professionals and other personnel providing services under the Advisory Agreement and each Sub-advisory Agreement. For more information on these personnel, see the Sections entitled "Advisor and Sub-Advisors" and "Individual Fund Managers" in the Prospectus. The Trustees also took into account the time and attention devoted by senior management to the Portfolios and Funds. The Trustees evaluated the level of skill required to manage the Portfolios and Funds and concluded that the human resources devoted by the Advisor and the Sub-advisors to the Fund were appropriate to fulfill effectively their respective duties under the Advisory Agreement and Sub-advisory Agreements. The Trustees also considered the business reputation of the Advisor and the Sub-advisors, their financial resources and their professional liability insurance coverage and concluded that they would be able to meet any reasonably foreseeable obligations under the respective agreements.

The Trustees received information concerning the investment philosophies and investment processes applied by the Advisor and the Sub-advisors in managing the Portfolios and Funds, as disclosed in the Prospectus. In this connection, the Trustees considered the in-house research capabilities of the Advisor and the Sub-advisors as well as other sources available to the Advisor's and the Sub-advisor's personnel, including research services available to the Advisor and the Sub-advisors as a result of securities transactions effected for the Funds and other investment advisory clients. (For more information, see the description under "Securities Transactions" below.) The Trustees concluded that the investment process, research capabilities and philosophies of the Advisor and the Sub-advisors were well suited to the respective Portfolios and Funds, given their respective investment objectives and policies.

The Trustees considered the scope of the services provided by the Advisor to the Portfolios and Funds under the Advisory Agreement, and those provided by the Sub-advisors under the Sub-advisory Agreements, relative to services provided by other third parties to other mutual funds. The Trustees noted that the standard of care applicable to the Advisor and the Sub-advisors under the respective agreements was comparable to that found in most mutual fund investment advisory agreements. The Trustees concluded that the scope of the services provided to the Fund by the Advisor and the Sub-advisors was consistent with the Portfolios' and Funds' operational requirements, including, in addition to its investment objective, compliance with the Portfolios' and Funds' investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by the Advisor and the Sub-advisors to the Portfolios and Funds. The Trustees evaluated the records of the Advisor and Sub-advisors with respect to regulatory compliance and compliance with the investment policies of the Portfolios and Funds. The Trustees also evaluated the procedures of the Advisor and each Sub-advisor designed to fulfill their fiduciary duties to the Portfolios and Funds with respect to possible conflicts of interest, including the codes of ethics of the Advisor and each of the Sub-advisors (regulating the personal trading of its officers and employees (see "Codes of Ethics" above under "Management")) the procedures by which the Advisor allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Advisor and the Sub-advisors in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Securities Transactions" below.

The Trustees considered oversight by the Advisor of non-advisory services provided by persons other than the Advisor, including the Sub-advisors, by reference, among other things, to the Portfolios' and Funds' total expenses and the reputation of the Trusts' other service providers, as described below. The Trustees also considered information relating to the investment performance of the Portfolios and Funds relative to their respective performance benchmark(s), relative to other similar accounts managed by the Advisor and the relevant Sub-advisors and relative to funds managed similarly by other advisers. The Trustees reviewed performance over various periods, including one-, five- and ten-year calendar year periods (as disclosed in the Prospectus), performance under different market conditions and during different phases of a market cycle, the volatility of each Portfolio's and Fund's returns, as well as factors identified by the Advisor or the Sub-advisor as contributing to performance. See "Individual Portfolio Reviews" in the Trusts' most recent Annual Reports. The Trustees concluded that the scope and quality of the services provided by the Advisor and the Sub-advisors, as well as the investment performance of the Portfolios and Funds, was sufficient, in light of market conditions, performance attribution, the resources dedicated by the Advisor and the Sub-advisors and their integrity, their personnel and systems and their respective financial resources, to merit reapproval of the Advisory Agreement and each Sub-advisory Agreement for another year.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the Advisory Agreement and each Sub-advisory Agreement. The Trustees reviewed information, including information supplied by other third parties, concerning fees paid to investment advisors of similarly-managed funds. The Trustees also considered the fees of each Portfolio and Fund as a percentage of assets at different asset levels and possible economies of scale to the Advisor and/or the relevant Sub-advisor. In particular, the Trustees evaluated the profitability of the Advisor with respect to the Portfolios and Funds, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive." For these purposes, the Trustees not only took into account the actual dollar amount of fees paid by each Portfolio and Fund directly to the Advisor and the applicable Sub-advisors, but also took into account so-called "fallout benefits" to the Advisor and the Sub-advisors such as reputational value derived from serving as investment advisor to one or more of the Portfolios and Funds.

In evaluating the Portfolios' and Funds' advisory and sub-advisory fees, the Trustees also took into account the complexity of investment management for each Portfolio and Fund relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds, including state-specific municipal funds require greater intensity of research and trading acumen than larger capitalization or more diversified funds.

Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor and the Sub-advisors under the Advisory Agreement and each Sub-advisory Agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor and the Sub-advisors.

In determining to approve the Advisory Agreement with respect to the Small Cap Value Fund, the Trustees considered the same information and made the same determinations, except considerations and determinations related to prior experience with respect to such Fund (the Fund not yet having commenced operations at the time of the approval). Where applicable, considerations and determinations with respective to the Small Cap Value Fund were made on a prospective basis.

MANAGEMENT FEES. Each Portfolio and Fund pays a management fee to the Advisor. The management fee is calculated and paid to the Advisor every month. The management fee for each Portfolio and Fund is based upon a percentage of the average net assets of such Portfolio or Fund. Absent fee waivers, the management fee for each Portfolio and Fund, as provided in the investment advisory agreement of the Portfolio or Fund, is as follows:


FUNDS AND PORTFOLIOS                                                FEES
--------------------                                                ----
Each of the Portfolios...................................  0.65% of the first $1 billion,
                                                           0.60% of the next $2 billion,
                                                           0.55% thereafter*

REIT Fund................................................  0.80% of the first $500 million,
                                                           0.75% of the next $1.5 billion,
                                                           0.70% of the next $1 billion,
                                                           0.65% thereafter

High Yield, Equity Income and Growth & Income Funds......  0.625% of the first $250 million,
                                                           0.50% thereafter

Small Cap Value Fund & Small Cap Growh...................  0.85% of the first $500 million,
                                                           0.75% of the next 2.5 billion,
                                                           0.70% thereafter

West Coast Equity Fund...................................  0.625% of the first $500 million,
                                                           0.50% of the next $500 million,
                                                           0.375% thereafter

Mid Cap Stock Fund.......................................  0.75% of the first $1 billion,
                                                           0.70% of the next $1 billion,
                                                           0.65% of the next $1 billion,
                                                           0.60% thereafter

Growth Fund**............................................  0.80% of the first $500 million,
                                                           0.75% of the next $1.5 billion,
                                                           0.70% of the next $1.0 billion,
                                                           0.65% thereafter

FUNDS AND PORTFOLIOS                                                 FEES
--------------------                                                 ----
International Growth Fund***.............................  0.25% of the first $25 million,
                                                           0.40% of the next $25 million,
                                                           0.575% of the next $75 million,
                                                           0.375% of the next $125 million,
                                                           0.425% of the next $750 million
                                                           0.375% of the next $2 billion
                                                           0.325% thereafter*
Short Term Income Fund...................................  0.50% of the first $200 million,
                                                           0.45% of the next $300 million,
                                                           0.40% thereafter
U.S. Government Securities and Income Funds..............  0.50% of the first $2 billion,
                                                           0.45% thereafter
Tax-Exempt Bond Fund***..................................  0.40% of the first $250 million,
                                                           0.30% thereafter
California Municipal Fund***.............................  0.30% of the first $150 million,
                                                           0.35% of the next $850 million,
                                                           0.325% thereafter
California Insured Intermediate Municipal Fund***........  0.30% of the first $75 million,
                                                           0.375% of the next $925 million,
                                                           0.325% thereafter
Money Market and Tax-Exempt Money Market Funds...........  0.45% of the first $1 billion,
                                                           0.40% thereafter
California Money Fund....................................  0.45% of the first $500 million,
                                                           0.40% thereafter


* The Advisor also receives the benefit of the fee aggregation policies described below.

** The Advisory Agreement was amended effective January 1, 2000 to provide for direct payment of the Sub-advisors by the Fund. The fee shown will be reduced by the sub-advisory fees, which will fluctuate depending on the allocation of assets among the three Sub-advisors.

*** The Advisory and Sub-Advisory Agreements for the Funds were amended effective January 1, 2000 to provide for the direct payment of the Sub-advisors by the Funds. The fee rates shown above reflect this amendment (i.e., they are net of sub-advisory fees). Sub-advisory fees are disclosed under "Sub-advisory Fee" below.

For the three most recent fiscal years, the Portfolios and Funds paid the Advisor or its affiliates the following advisory fees:


                                                             FISCAL YEAR ENDED OCTOBER 31, 2004
                                                          ----------------------------------------
                                                          FEES BEFORE                    EXPENSES
                                                            WAIVER       FEES WAIVED    REIMBURSED
                                                          -----------    -----------    ----------
Flexible Income Portfolio...............................  $              $              $
Conservative Balanced Portfolio.........................
Balanced Portfolio......................................
Conservative Growth Portfolio...........................
Strategic Growth Portfolio..............................
REIT Fund...............................................
Equity Income Fund......................................
Growth & Income Fund....................................
West Coast Equity Fund..................................
Mid Cap Stock Fund......................................
Growth Fund*............................................
Small Cap Value Fund....................................
Small Cap Growth Fund...................................
International Growth Fund*..............................
Short Term Income Fund..................................
U.S. Government Securities Fund.........................
Income Fund.............................................
High Yield Fund.........................................
Tax-Exempt Bond Fund*...................................
California Municipal Fund*..............................
California Insured Intermediate Municipal Fund*.........
Money Market Fund.......................................
Tax-Exempt Money Market Fund............................
California Money Fund...................................



                                                             FISCAL YEAR ENDED OCTOBER 31, 2003
                                                          ----------------------------------------
                                                          FEES BEFORE                    EXPENSES
                                                            WAIVER       FEES WAIVED    REIMBURSED
                                                          -----------    -----------    ----------
Flexible Income Portfolio...............................  $3,520,912      $     --         $ --
Conservative Balanced Portfolio.........................   1,080,121        73,786           --
Balanced Portfolio......................................   9,728,401            --           --
Conservative Growth Portfolio...........................   7,824,738            --           --
Strategic Growth Portfolio..............................   4,225,785            --           --
REIT Fund...............................................     774,209
Equity Income Fund......................................   3,889,096            --           --
Growth & Income Fund....................................   6,922,245            --           --
West Coast Equity Fund..................................   4,482,819            --           --
Mid Cap Stock Fund......................................   2,392,456            --           --
Growth Fund*............................................   5,504,828            --           --
Small Cap Growth Fund...................................   2,298,990            --           --
International Growth Fund*..............................   2,247,490            --           --
Short Term Income Fund..................................     979,549       103,826           --
U.S. Government Securities Fund.........................   4,968,838            --           --
Income Fund.............................................   4,675,296            --           --
High Yield Fund.........................................   2,470,360            --           --
Tax-Exempt Bond Fund*...................................   1,313,476            --           --
California Municipal Fund*..............................   2,887,230            --           --
California Insured Intermediate Municipal Fund*.........     923,026       167,066           --
Money Market Fund.......................................   3,964,174            --           --
Tax-Exempt Money Market Fund............................     136,560        36,725           --
California Money Fund...................................     118,186        44,654           --

                                                             FISCAL YEAR ENDED OCTOBER 31, 2002
                                                          ----------------------------------------
                                                          FEES BEFORE                    EXPENSES
                                                            WAIVER       FEES WAIVED    REIMBURSED
                                                          -----------    -----------    ----------
Flexible Income Portfolio...............................  $2,045,819      $     --         $ --
Conservative Balanced Portfolio.........................     413,366        80,694           --
Balanced Portfolio......................................   7,766,742            --           --
Conservative Growth Portfolio...........................   6,981,257            --           --
Strategic Growth Portfolio..............................   3,880,617            --           --
Equity Income Fund......................................   3,487,589            --           --
Growth & Income Fund....................................   7,566,028            --           --
West Coast Equity Fund..................................   4,454,952            --           --
Mid Cap Stock Fund......................................   2,078,637            --           --
Growth Fund*............................................   5,128,571            --           --
Small Cap Growth Fund...................................   1,879,642            --           --
International Growth Fund*..............................   1,753,349            --           --
Short Term Income Fund..................................     761,632        35,472           --
U.S. Government Securities Fund.........................   3,535,691            --           --
Income Fund.............................................   3,379,710            --           --
High Yield Fund.........................................   1,818,597            --           --
Tax-Exempt Bond Fund*...................................   1,284,203            --           --
California Municipal Fund*..............................   2,765,304            --           --
California Insured Intermediate Municipal Fund*.........     591,670       226,944           --
Money Market Fund.......................................   3,498,291            --           --
Tax-Exempt Money Market Fund............................     145,397        36,203           --
California Money Fund...................................     169,606        26,964           --


* The Advisory and Sub-Advisory Agreements for the Funds were amended effective January 1, 2000 to provide for the direct payment of the Sub-advisors by the Funds. The fees shown above reflect this amendment (i.e., they are net of sub-advisory fees).

Other Accounts Managed by Portfolio Managers



Certain of the portfolio managers who are primarily responsible for the day-to-day management of the Funds and the Portfolios also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The table below identifies, as of October 31, 2004, (i) the Funds (other than the Money Funds) or Portfolios managed by the specified portfolio manager; (ii) the number of other registered investment companies managed by the portfolio managers, the total assets of such companies, and the number and total assets of such companies with respect to which the advisory fee is based on performance; (iii) the number of other pooled investment vehicles managed by the portfolio manager, the total assets of such vehicles, and the number and total assets of such vehicles with respect of which the advisory fee is based on performance; and (iv) the number of other accounts managed by the portfolio manager, the number and total assets of such accounts, and the number and total assets of such accounts with respect to which the advisory fee is based on performance.



From time to time, conflicts of interest may arise between a portfolio manager's management of the investments of a Fund or Portfolio and his or her management of the investments of another client. For example, an investment that is suitable for a Fund may also be suitable for another client of the Fund's portfolio manager, and the investment may not be available in sufficient quantity for both the Fund and the other client to participate fully. Similarly, there may be a limited opportunity to sell an investment held by a Fund and another client. Although the portfolio manager must allocate investment opportunities equitably among clients over time, such conflicts of interest may adversely affect the performance of the Funds and the Portfolios. Conflicts of interest may be stronger in circumstances in which the portfolio manager or his or her firm receives greater performance-based compensation from the other client.

                                                                                                Other Pooled Investment Vehicles
                                                    Other Registered Investment Companies                    Managed
                                                        Managed by Portfolio Manager                  by Portfolio Manager
                                                        ----------------------------                  --------------------
                                                                                                                         Total
                                                                                                                       Assets of
                                                                                  Total                                 Pooled
                                                                                Assets of                              Investment
                                                                     Number     Companies                   Number      Vehicles
                                                                      with        with                     with         with
                             Funds or Portfolios                   Performance  Performance              Performance  Performance
     Portfolio              Managed by Portfolio           Total    -Based       -Based            Total   -Based       -Based
      Manager                     Manager          Number  Assets     Fees        Fees      Number Asset    Fees         Fees
      -------                     -------          ------  ------     ----        ----      ------ -----    ----         ----
PORTFOLIO MANAGERS EMPLOYED BY WM ADVISORS

Stephen Q. Spencer        Growth & Income Fund                        None        None                      None         None

Richard E. Helm           Equity Income Fund;                         None        None                      None         None
                          REIT Fund



                                                                 Other Accounts Managed by
                                                                     Portfolio Manager
                                                                     -----------------
                                                                                           Total
                                                                                         Assets of
                                                                             Number      Accounts
                                                                              with        with
                            Funds or Portfolios                            Performance  Performance
     Portfolio             Managed by Portfolio                    Total     -Based       -Based
      Manager                    Manager                 Number    Asset      Fees         Fees
      -------                    -------                 ------    ----       ----         ----
PORTFOLIO MANAGERS EMPLOYED BY WM ADVISORS

Stephen Q. Spencer        Growth & Income Fund                                None         None

Richard E. Helm           Equity Income Fund;                                 None         None
                          REIT Fund

                                                                                                Other Pooled Investment Vehicles
                                                    Other Registered Investment Companies                    Managed
                                                        Managed by Portfolio Manager                  by Portfolio Manager
                                                        ----------------------------                  --------------------
                                                                                                                         Total
                                                                                                                       Assets of
                                                                                  Total                                 Pooled
                                                                                Assets of                              Investment
                                                                     Number     Companies                  Number       Vehicles
                                                                      with         with                     with         with
                             Funds or Portfolios                   Performance  Performance              Performance  Performance
     Portfolio              Managed by Portfolio           Total    -Based        -Based           Total   -Based       -Based
      Manager                     Manager          Number  Assets     Fees        Fees      Number Asset    Fees         Fees
      -------                     -------          ------  ------     ----        ----      ------ -----    ----         ----
Philip M. Foreman         West Coast Equity Fund                      None        None                      None         None

Daniel R. Coleman         Mid Cap Stock Fund                          None        None                      None         None

Linda C. Olson            Small Cap Growth Fund                       None        None                      None         None



                                                                 Other Accounts Managed by
                                                                     Portfolio Manager
                                                                     -----------------
                                                                                           Total
                                                                                         Assets of
                                                                             Number      Accounts
                                                                              with        with
                            Funds or Portfolios                            Performance  Performance
     Portfolio             Managed by Portfolio                    Total     -Based       -Based
      Manager                    Manager                 Number    Asset      Fees         Fees
      -------                    -------                 ------    ----       ----         ----
Philip M. Foreman         West Coast Equity Fund                              None        None

Daniel R. Coleman         Mid Cap Stock Fund                                  None        None

Linda C. Olson            Small Cap Growth Fund                               None        None

                                                                                                Other Pooled Investment Vehicles
                                                    Other Registered Investment Companies                    Managed
                                                        Managed by Portfolio Manager                  by Portfolio Manager
                                                        ----------------------------                  --------------------
                                                                                                                         Total
                                                                                                                       Assets of
                                                                                  Total                                 Pooled
                                                                                Assets of                              Investment
                                                                     Number     Companies                  Number       Vehicles
                                                                      with         with                     with         with
                             Funds or Portfolios                   Performance  Performance              Performance  Performance
     Portfolio              Managed by Portfolio           Total    -Based        -Based           Total   -Based       -Based
      Manager                     Manager          Number  Assets     Fees        Fees      Number Asset    Fees         Fees
      -------                     -------          ------  ------     ----        ----      ------ -----    ----         ----
Gary J. Pokrzywinski      Income Fund; High Yield                     None        None                      None         None
                          Fund; each of the
                          Portfolios

David W. Simpson          Small Cap Value Fund                        None        None                      None         None
Craig V. Sosey            Short Term Income Fund                      None        None                      None         None



                                                                 Other Accounts Managed by
                                                                     Portfolio Manager
                                                                     -----------------
                                                                                           Total
                                                                                         Assets of
                                                                             Number      Accounts
                                                                              with        with
                            Funds or Portfolios                            Performance  Performance
     Portfolio             Managed by Portfolio                    Total     -Based       -Based
      Manager                    Manager                 Number    Asset      Fees         Fees
      -------                    -------                 ------    ----       ----         ----
Gary J. Pokrzywinski      Income Fund; High Yield                             None         None
                          Fund; each of the
                          Portfolios

David W. Simpson          Small Cap Value Fund                                None         None

Craig V. Sosey            Short Term Income Fund                              None         None

                                                                                                Other Pooled Investment Vehicles
                                                    Other Registered Investment Companies                    Managed
                                                        Managed by Portfolio Manager                  by Portfolio Manager
                                                        ----------------------------                  --------------------
                                                                                                                         Total
                                                                                                                       Assets of
                                                                                  Total                                 Pooled
                                                                                Assets of                              Investment
                                                                     Number     Companies                  Number       Vehicles
                                                                      with         with                     with         with
                             Funds or Portfolios                   Performance  Performance              Performance  Performance
     Portfolio              Managed by Portfolio           Total    -Based        -Based           Total   -Based       -Based
      Manager                     Manager          Number  Assets     Fees        Fees      Number Asset    Fees         Fees
      -------                     -------          ------  ------     ----        ----      ------ -----    ----         ----
                          U.S. Government Securities
                          Fund

David I. Fisher           Member of team managing                     None        None                      None         None
                          the International Growth
                          Fund*



                                                                 Other Accounts Managed by
                                                                     Portfolio Manager
                                                                     -----------------
                                                                                           Total
                                                                                         Assets of
                                                                             Number      Accounts
                                                                              with        with
                            Funds or Portfolios                            Performance  Performance
     Portfolio             Managed by Portfolio                    Total     -Based       -Based
      Manager                    Manager                 Number    Asset      Fees         Fees
      -------                    -------                 ------    ----       ----         ----
                          U.S. Government Securities
                          Fund

David I. Fisher           Member of team managing                             None         None
                          the International Growth
                          Fund*

                                                                                                Other Pooled Investment Vehicles
                                                    Other Registered Investment Companies                    Managed
                                                        Managed by Portfolio Manager                  by Portfolio Manager
                                                        ----------------------------                  --------------------
                                                                                                                         Total
                                                                                                                       Assets of
                                                                                  Total                                 Pooled
                                                                                Assets of                              Investment
                                                                     Number     Companies                  Number       Vehicles
                                                                      with         with                     with         with
                             Funds or Portfolios                   Performance  Performance              Performance  Performance
     Portfolio              Managed by Portfolio           Total    -Based        -Based           Total   -Based       -Based
      Manager                     Manager          Number  Assets     Fees        Fees      Number Asset    Fees         Fees
      -------                     -------          ------  ------     ----        ----      ------ -----    ----         ----
Randall L. Yoakum         Each of the Portfolios                      None        None                      None         None

Michael D. Meighan        Each of the Portfolios                      None        None                      None         None

PORTFOLIO MANAGERS EMPLOYED BY CAPITAL GUARDIAN



                                                                 Other Accounts Managed by
                                                                     Portfolio Manager
                                                                     -----------------
                                                                                           Total
                                                                                         Assets of
                                                                             Number      Accounts
                                                                              with        with
                            Funds or Portfolios                            Performance  Performance
     Portfolio             Managed by Portfolio                    Total     -Based       -Based
      Manager                    Manager                 Number    Asset      Fees         Fees
      -------                    -------                 ------    ----       ----         ----
Randall L. Yoakum         Each of the Portfolios                              None         None

Michael D. Meighan        Each of the Portfolios                              None         None

PORTFOLIO MANAGERS EMPLOYED BY CAPITAL GUARDIAN

                                                                                                Other Pooled Investment Vehicles
                                                    Other Registered Investment Companies                    Managed
                                                        Managed by Portfolio Manager                  by Portfolio Manager
                                                        ----------------------------                  --------------------
                                                                                                                         Total
                                                                                                                       Assets of
                                                                                  Total                                 Pooled
                                                                                Assets of                              Investment
                                                                     Number     Companies                  Number       Vehicles
                                                                      with         with                     with         with
                             Funds or Portfolios                   Performance  Performance              Performance  Performance
     Portfolio              Managed by Portfolio           Total    -Based        -Based           Total   -Based       -Based
      Manager                     Manager          Number  Assets     Fees        Fees      Number Asset    Fees         Fees
      -------                     -------          ------  ------     ----        ----      ------ -----    ----         ----
Harmut Giesecke           Member of team managing
                          the International Growth
                          Fund*

Arthur J. Gromadzki       Member of team managing
                          the International Growth



                                                                 Other Accounts Managed by
                                                                     Portfolio Manager
                                                                     -----------------
                                                                                           Total
                                                                                         Assets of
                                                                             Number      Accounts
                                                                              with        with
                            Funds or Portfolios                            Performance  Performance
     Portfolio             Managed by Portfolio                    Total     -Based       -Based
      Manager                    Manager                 Number    Asset      Fees         Fees
      -------                    -------                 ------    ----       ----         ----

Harmut Giesecke           Member of team managing
                          the International Growth
                          Fund*

Arthur J. Gromadzki       Member of team managing
                          the International Growth

                                                                                                Other Pooled Investment Vehicles
                                                    Other Registered Investment Companies                    Managed
                                                        Managed by Portfolio Manager                  by Portfolio Manager
                                                        ----------------------------                  --------------------
                                                                                                                         Total
                                                                                                                       Assets of
                                                                                  Total                                 Pooled
                                                                                Assets of                              Investment
                                                                     Number     Companies                  Number       Vehicles
                                                                      with         with                     with         with
                             Funds or Portfolios                   Performance  Performance              Performance  Performance
     Portfolio              Managed by Portfolio           Total    -Based        -Based           Total   -Based       -Based
      Manager                     Manager          Number  Assets     Fees        Fees      Number Asset    Fees         Fees
      -------                     -------          ------  ------     ----        ----      ------ -----    ----         ----

                          Fund*
Richard N. Havas          Member of team managing
                          the International Growth
                          Fund*

Nancy J. Kyle             Member of team managing
                          the



                                                                 Other Accounts Managed by
                                                                     Portfolio Manager
                                                                     -----------------
                                                                                           Total
                                                                                         Assets of
                                                                             Number      Accounts
                                                                              with        with
                            Funds or Portfolios                            Performance  Performance
     Portfolio             Managed by Portfolio                    Total     -Based       -Based
      Manager                    Manager                 Number    Asset      Fees         Fees
      -------                    -------                 ------    ----       ----         ----
                          Fund*
Richard N. Havas          Member of team managing
                          the International Growth
                          Fund*

Nancy J. Kyle             Member of team managing
                          the

                                                                                                Other Pooled Investment Vehicles
                                                    Other Registered Investment Companies                    Managed
                                                        Managed by Portfolio Manager                  by Portfolio Manager
                                                        ----------------------------                  --------------------
                                                                                                                         Total
                                                                                                                       Assets of
                                                                                  Total                                 Pooled
                                                                                Assets of                              Investment
                                                                     Number     Companies                  Number       Vehicles
                                                                      with         with                     with         with
                             Funds or Portfolios                   Performance  Performance              Performance  Performance
     Portfolio              Managed by Portfolio           Total    -Based        -Based           Total   -Based       -Based
      Manager                     Manager          Number  Assets     Fees        Fees      Number Asset    Fees         Fees
      -------                     -------          ------  ------     ----        ----      ------ -----    ----         ----
                          International Growth
                          Fund*

Chrisopher A. Reed        Member of team managing
                          the International Growth
                          Fund*



                                                                 Other Accounts Managed by
                                                                     Portfolio Manager
                                                                     -----------------
                                                                                           Total
                                                                                         Assets of
                                                                             Number      Accounts
                                                                              with        with
                            Funds or Portfolios                            Performance  Performance
     Portfolio             Managed by Portfolio                    Total     -Based       -Based
      Manager                    Manager                 Number    Asset      Fees         Fees
      -------                    -------                 ------    ----       ----         ----
                          International Growth
                          Fund*

Chrisopher A. Reed        Member of team managing
                          the International Growth
                          Fund*

                                                                                                Other Pooled Investment Vehicles
                                                    Other Registered Investment Companies                    Managed
                                                        Managed by Portfolio Manager                  by Portfolio Manager
                                                        ----------------------------                  --------------------
                                                                                                                         Total
                                                                                                                       Assets of
                                                                                  Total                                 Pooled
                                                                                Assets of                              Investment
                                                                     Number     Companies                  Number       Vehicles
                                                                      with         with                     with         with
                             Funds or Portfolios                   Performance  Performance              Performance  Performance
     Portfolio              Managed by Portfolio           Total    -Based        -Based           Total   -Based       -Based
      Manager                     Manager          Number  Assets     Fees        Fees      Number Asset    Fees         Fees
      -------                     -------          ------  ------     ----        ----      ------ -----    ----         ----
Lionel M. Sauvage         Member of team managing
                          the International Growth
                          Fund*
Nilly Sikorsky            Member of team managing
                          the International Growth



                                                                 Other Accounts Managed by
                                                                     Portfolio Manager
                                                                     -----------------
                                                                                           Total
                                                                                         Assets of
                                                                             Number      Accounts
                                                                              with        with
                            Funds or Portfolios                            Performance  Performance
     Portfolio             Managed by Portfolio                    Total     -Based       -Based
      Manager                    Manager                 Number    Asset      Fees         Fees
      -------                    -------                 ------    ----       ----         ----
Lionel M. Sauvage         Member of team managing
                          the International Growth
                          Fund*

Nilly Sikorsky            Member of team managing
                          the International Growth

                                                                                                Other Pooled Investment Vehicles
                                                    Other Registered Investment Companies                    Managed
                                                        Managed by Portfolio Manager                  by Portfolio Manager
                                                        ----------------------------                  --------------------
                                                                                                                         Total
                                                                                                                       Assets of
                                                                                  Total                                 Pooled
                                                                                Assets of                              Investment
                                                                     Number     Companies                  Number       Vehicles
                                                                      with         with                     with         with
                             Funds or Portfolios                   Performance  Performance              Performance  Performance
     Portfolio              Managed by Portfolio           Total    -Based        -Based           Total   -Based       -Based
      Manager                     Manager          Number  Assets     Fees        Fees      Number Asset    Fees         Fees
      -------                     -------          ------  ------     ----        ----      ------ -----    ----         ----
Lionel M.
                          Fund*

Rudolph M. Staehelin      Member of team managing
                          the International Growth
                          Fund*

PORTFOLIO MANAGER EMPLOYED BY SALOMON



                                                                 Other Accounts Managed by
                                                                     Portfolio Manager
                                                                     -----------------
                                                                                           Total
                                                                                         Assets of
                                                                             Number      Accounts
                                                                              with        with
                            Funds or Portfolios                            Performance  Performance
     Portfolio             Managed by Portfolio                    Total     -Based       -Based
      Manager                    Manager                 Number    Asset      Fees         Fees
      -------                    -------                 ------    ----       ----         ----
                          Fund*

Rudolph M. Staehelin      Member of team managing
                          the International Growth
                          Fund*

PORTFOLIO MANAGER EMPLOYED BY SALOMON

                                                                                                Other Pooled Investment Vehicles
                                                    Other Registered Investment Companies                    Managed
                                                        Managed by Portfolio Manager                  by Portfolio Manager
                                                        ----------------------------                  --------------------
                                                                                                                         Total
                                                                                                                       Assets of
                                                                                  Total                                 Pooled
                                                                                Assets of                              Investment
                                                                     Number     Companies                  Number       Vehicles
                                                                      with         with                     with         with
                             Funds or Portfolios                   Performance  Performance              Performance  Performance
     Portfolio              Managed by Portfolio           Total    -Based        -Based           Total   -Based       -Based
      Manager                     Manager          Number  Assets     Fees        Fees      Number Asset    Fees         Fees
      -------                     -------          ------  ------     ----        ----      ------ -----    ----         ----
Alan Blake                Portion of Growth Fund
                          advised by Salomon

PORTFOLIO MANAGER EMPLOYED BY JANUS

E. Marc Pinto             Portion of Growth Fund
                          advised by Janus

Jane Putnam               Portion of Growth Fund



                                                                 Other Accounts Managed by
                                                                     Portfolio Manager
                                                                     -----------------
                                                                                           Total
                                                                                         Assets of
                                                                             Number      Accounts
                                                                              with        with
                            Funds or Portfolios                            Performance  Performance
     Portfolio             Managed by Portfolio                    Total     -Based       -Based
      Manager                    Manager                 Number    Asset      Fees         Fees
      -------                    -------                 ------    ----       ----         ----
Alan Blake                Portion of Growth Fund
                          advised by Salomon

PORTFOLIO MANAGER EMPLOYED BY JANUS

E. Marc Pinto             Portion of Growth Fund
                          advised by Janus

Jane Putnam               Portion of Growth Fund

                                                                                                Other Pooled Investment Vehicles
                                                    Other Registered Investment Companies                    Managed
                                                        Managed by Portfolio Manager                  by Portfolio Manager
                                                        ----------------------------                  --------------------
                                                                                                                         Total
                                                                                                                       Assets of
                                                                                  Total                                 Pooled
                                                                                Assets of                              Investment
                                                                     Number     Companies                  Number       Vehicles
                                                                      with         with                     with         with
                             Funds or Portfolios                   Performance  Performance              Performance  Performance
     Portfolio              Managed by Portfolio           Total    -Based        -Based           Total   -Based       -Based
      Manager                     Manager          Number  Assets     Fees        Fees      Number Asset    Fees         Fees
      -------                     -------          ------  ------     ----        ----      ------ -----    ----         ----
                          advised by Oppenheimer

PORTFOLIO MANAGER EMPLOYED BY VAN KAMPEN

Joseph A. Piraro          California Municipal Fund;
                          California Insured



                                                                 Other Accounts Managed by
                                                                     Portfolio Manager
                                                                     -----------------
                                                                                           Total
                                                                                         Assets of
                                                                             Number      Accounts
                                                                              with        with
                            Funds or Portfolios                            Performance  Performance
     Portfolio             Managed by Portfolio                    Total     -Based       -Based
      Manager                    Manager                 Number    Asset      Fees         Fees
      -------                    -------                 ------    ----       ----         ----
                          advised by Oppenheimer

PORTFOLIO MANAGER EMPLOYED BY VAN KAMPEN

Joseph A. Piraro          California Municipal Fund;
                          California Insured

                                                                                                Other Pooled Investment Vehicles
                                                    Other Registered Investment Companies                    Managed
                                                        Managed by Portfolio Manager                  by Portfolio Manager
                                                        ----------------------------                  --------------------
                                                                                                                         Total
                                                                                                                       Assets of
                                                                                  Total                                 Pooled
                                                                                Assets of                              Investment
                                                                     Number     Companies                  Number       Vehicles
                                                                      with         with                     with         with
                             Funds or Portfolios                   Performance  Performance              Performance  Performance
     Portfolio              Managed by Portfolio           Total    -Based        -Based           Total   -Based       -Based
      Manager                     Manager          Number  Assets     Fees        Fees      Number Asset    Fees         Fees
      -------                     -------          ------  ------     ----        ----      ------ -----    ----         ----
                          Intermediate Municipal
                          Fund;
                          Tax Exempt Bond Fund



                                                                 Other Accounts Managed by
                                                                     Portfolio Manager
                                                                     -----------------
                                                                                           Total
                                                                                         Assets of
                                                                             Number      Accounts
                                                                              with        with
                            Funds or Portfolios                            Performance  Performance
     Portfolio             Managed by Portfolio                    Total     -Based       -Based
      Manager                    Manager                 Number    Asset      Fees         Fees
      -------                    -------                 ------    ----       ----         ----

                          Intermediate Municipal
                          Fund;
                          Tax Exempt Bond Fund



* The information includes other registered investment companies, other pooled investment vehicles and other accounts managed by the team as well as the specified portfolio manager.

COMPENSATION OF PORTFOLIO MANAGERS



Portfolio Managers Employed by WM Advisors. WM Advisors believes that its portfolio managers should be compensated primarily based on their success in helping investors achieve their goals. Portfolio managers employed by WM Advisors receive a fixed salary as well as incentive-based compensation. Salary is based on a variety of factors, including seniority. A national survey of compensation for investment advisers is used as reference when determining salary. The incentive-based portion of the portfolio managers' compensation is determined by an evaluation of their professional performance and investment performance. Professional performance is assessed by reference to a portfolio manager's satisfaction of goals related to compliance, team contribution, quality and intensity of research, distribution support and [annuity asset management], and is inherently subjective. Investment performance is based on a comparison of the portfolio managers' investment performance with the performance of peer groups as determined by Lipper, Inc. Each portfolio manager's investment performance is based on the percentile rankings of the Funds or Portfolios for which the manager is primarily responsible as well as the Funds or Portfolios to whose management the manager contributes, with the performance of the primary Funds or Portfolios being weighted more heavily. Incentive compensation can be up to [xx]% of a portfolio manager's total compensation. Twenty-five percent of the incentive-based compensation is credited to a deferred compensation account with a three-year vesting schedule. The value of this account is adjusted as though the account had been invested directly in the Funds or Portfolios for which the portfolio manager is primarily responsible as well as the Funds or Portfolios to whose management the portfolio manager contributes, with the primary Funds or Portfolios being weighted more heavily. This is intended to help align the portfolio manager's economic interests with those of the shareholders of the applicable Fund or Portfolio. In addition, certain portfolio managers receive an additional amount that is placed in a deferred compensation account identical to the previously described deferred compensation account except that the amount in the account vests after three years instead of one-third vesting each year.



Portfolio Managers Employed by Capital Guardian. [to be added]



Portfolio Managers Employed by Janus. [to be added]



Portfolio Managers Employed by Salomon. [to be added]



Portfolio Managers Employed by Oppenheimer. [to be added]



Portfolio Managers Employed by Van Kampen. [to be added]



OWNERSHIP OF SHARES BY PORTFOLIO MANAGERS



The table below shows the dollar range of equity securities of the Fund(s) (other than Money Funds) or Portfolios beneficially owned as of October 31, 2004, by each portfolio manager of such Funds or Portfolios. As described above, portfolio managers employed by WM Advisors earn deferred compensation that is deposited in an account the value of which is adjusted as though the account had been invested in the relevant Funds or Portfolios. The last column shows the dollar range of this account for each portfolio manager with respect to the particular Funds or Portfolios.

                                                                                 Dollar Range of
                                                                               Notional Investment
                               Funds or Portfolios                               Through Deferred
     Portfolio                Managed by Portfolio          Dollar Range of        Compensation
      Manager                       Manager                  Shares Owned*          Account **
      -------                       -------                  -------------          ----------
PORTFOLIO MANAGERS EMPLOYED BY WM ADVISORS

Stephen Q. Spencer        Growth & Income Fund

Richard E. Helm           Equity Income Fund
                          REIT Fund

Philip M. Foreman         West Coast Equity Fund

Daniel R. Coleman         Mid Cap Stock Fund

Linda C. Olson            Small Cap Growth Fund

Gary J. Pokrzywinski      Income Fund
                          High Yield Fund

                          Flexible Income Portfolio

                          Conservative Balanced
                          Portfolio

                          Balanced Portfolio

                          Conservative Growth

                                                                                 Dollar Range of
                                                                               Notional Investment
                               Funds or Portfolios                               Through Deferred
     Portfolio                Managed by Portfolio          Dollar Range of        Compensation
      Manager                       Manager                  Shares Owned*          Account **
      -------                       -------                  -------------          ----------
                          Portfolio

                          Strategic Growth Portfolio

David W. Simpson          Small Cap Value Fund

Craig V. Sosey            Short Term Income Fund

                          U.S. Government Securities
                          Fund

Randall L. Yoakum         Flexible Income Portfolio

                          Conservative Balanced
                          Portfolio

                          Balanced Portfolio

                          Conservative Growth Portfolio

                          Strategic Growth Portfolio

Michael D. Meighan        Flexible Income Portfolio

                          Conservative Balanced
                          Portfolio

                                                                                 Dollar Range of
                                                                               Notional Investment
                               Funds or Portfolios                               Through Deferred
     Portfolio                Managed by Portfolio          Dollar Range of        Compensation
      Manager                       Manager                  Shares Owned*          Account **
      -------                       -------                  -------------          ----------
                          Balanced Portfolio

                          Conservative Growth Portfolio

                          Strategic Growth Portfolio

PORTFOLIO MANAGERS EMPLOYED BY CAPITAL GUARDIAN

David I. Fisher           Member of team managing the                                 N/A
                          International Growth Fund*

Harmut Giesecke           Member of team managing the                                 N/A
                          International Growth Fund*

Arthur J. Gromadzki       Member of team managing the                                 N/A
                          International Growth Fund*

Richard N. Havas          Member of team managing the                                 N/A
                          International Growth Fund*

                                                                                 Dollar Range of
                                                                               Notional Investment
                               Funds or Portfolios                               Through Deferred
     Portfolio                Managed by Portfolio          Dollar Range of        Compensation
      Manager                       Manager                  Shares Owned*          Account **
      -------                       -------                  -------------          ----------
Nancy J. Kyle             Member of team managing the                                 N/A
                          International Growth Fund*

Chrisopher A. Reed        Member of team managing the                                 N/A
                          International Growth Fund*

Lionel M. Sauvage         Member of team managing the                                 N/A
                          International Growth Fund*

Nilly Sikorsky            Member of team managing the                                 N/A
                          International Growth Fund*

Rudolph M. Staehelin      Member of team managing the                                 N/A
                          International Growth Fund*

PORTFOLIO MANAGER EMPLOYED BY SALOMON

Alan Blake                Portion of Growth Fund                                      N/A
                          advised by Salomon

PORTFOLIO MANAGER EMPLOYED BY JANUS

                                                                         Dollar Range of
                                                                       Notional Investment
                         Funds or Portfolios                            Through Deferred
      Portfolio          Managed by Portfolio      Dollar Range of        Compensation
       Manager                 Manager              Shares Owned*          Account **
----------------       ----------------------      ---------------    --------------------
E. Marc Pinto          Portion of Growth Fund                                  N/A
                       advised by Janus

PORTFOLIO MANAGER EMPLOYED BY OPPENHEIMER

Jane Putnam            Portion of Growth Fund                                  N/A
                       advised by Oppenheimer

PORTFOLIO MANAGER EMPLOYED BY VAN KAMPEN

Joseph A. Piraro       California Municipal                                    N/A
                       Fund

                       California Insured                                      N/A
                       Intermediate Municipal
                       Fund

                       Tax Exempt Bond Fund                                    N/A



* Shares valued as of __________, ____.



** Account valued as of _________, ____.


SUB-ADVISORY FEES

The Funds listed below pay to their Sub-advisors a monthly fee at an annual rate of the following percentages of the average net assets of each such Fund:


SUB-ADVISOR/FUNDS                                                           FEES
-----------------                                                           ----
VAN KAMPEN ASSET MANAGEMENT
  California Municipal Fund.................................  0.20% of the first $150 million,
                                                              0.15% of the next $850 million,
                                                              0.125% thereafter

  California Insured Intermediate Municipal Fund............  0.20% of the first $75 million,
                                                              0.125% thereafter
  Tax-Exempt Bond Fund......................................  0.10% of average daily net assets
SALOMON BROTHER'S ASSET MANAGEMENT, INC.
  Growth Fund...............................................  0.40% of the first $250 million,
                                                              0.35% of the next $250 million,
                                                              0.30% thereafter

JANUS CAPITAL MANAGEMENT LLC
  Growth Fund...............................................  0.55% of the first $25 million,
                                                              0.50% of the next $475 million,
                                                              0.45% thereafter*
OPPENHEIMERFUNDS, INC.
  Growth Fund...............................................  0.40% of the first $150 million,
                                                              0.375% of the next $150 million,
                                                              0.35% of the next $200 million,
                                                              0.30% thereafter*
CAPITAL GUARDIAN TRUST COMPANY
  International Growth Fund.................................  0.75% of the first $25 million,
                                                              0.60% of the next $25 million,
                                                              0.425% of the next $200 million,
                                                              0.375% thereafter**


* Assets of the WM Variable Trust Growth Fund are included with the assets of the Growth Fund for purposes of determining fees.

** Subject to the following fee aggregation policies:

For fee purposes, asset aggregation will apply to all accounts of (i) the Fund,
(ii) any other investment company advised by WM Advisors or any of its affiliates, (iii) any pension or employee benefit plan sponsored by WM Advisors or any of its affiliates or (iv) WM Advisors or its affiliates that are managed by Capital Guardian Trust Company or its affiliates for emerging markets equity investments and investments in other funds with internally charged fees ("Eligible Accounts"). In order to achieve the benefit of asset aggregation, the combined actual fees must exceed the combined total of the minimum fee applicable to each Eligible Accounts.

For Eligible Accounts with the same investment objectives and guidelines, all assets for these Eligible Accounts will be aggregated for fee calculation purposes.

For Eligible Accounts with different investment objectives and guidelines:

1. Each Eligible Account will be charged on the first $10 million at the initial breakpoint rate for the appropriate mandate. Any incremental assets over $10 million will be aggregated and charged at the incremental rate for the appropriate mandate.

2. Assets invested in commingled funds will be aggregated and charged at the incremental rate for the appropriate mandate.

3. The first additional account within a new country will be charged on the first $15 million at the initial breakpoint rate for the appropriate mandate. Any incremental assets over $15 million will be aggregated and charged at the incremental rate for the appropriate mandate.

For asset aggregation purposes, Eligible Accounts will be aggregated in the following order: balanced, equity-developed markets, convertible, fixed-income -- high yield, fixed-income -- emerging markets, and fixed-income -- developed markets.

The benefit from asset aggregation, if any, will be calculated by comparing total aggregated fees to total unaggregated fees for all Eligible Accounts. The resulting percentage discount will be applied to each Eligible Account's unaggregated fees.

If all Eligible Accounts are not denominated in the same currency, the local currency assets of each Eligible Account and the related fees calculated on an unaggregated basis will be converted to U.S. dollars using the applicable foreign exchange rate. The total of such fees will be compared to the Eligible Accounts' total aggregated fees. The resulting percentage discount will then be applied to each Eligible Account's unaggregated fee as determined in U.S. dollars.

The following fee discount will be applied based upon the total aggregated fees paid by all accounts of (i) the Fund, (ii) any other investment company advised by WM Advisors or any of its affiliates, (iii) any pension or employee benefit plan sponsored by WM Advisors or any of its affiliates or (iv) WM Advisors or its affiliates that are managed by Capital Guardian Trust Company or its affiliates:


Aggregate Fees between $1.25 million to $4 million..........     5% discount
Aggregate Fees between $4 million to $8 million.............   7.5% discount
Aggregate Fees between $8 million to $12 million............    10% discount
Aggregate Fees over $12 million.............................  12.5% discount


For this purpose, aggregated fees will include all fees from separate accounts, commingled funds, and funds internally charged fees managed by Capital Guardian Trust Company and its affiliates, except for investments in American Funds' mutual funds. The resulting fee discount percentage will be applied to each account's fees (excluding fees related to investments in funds with internally charged fees).

For clients whose total aggregated fees (before discounts) exceed $3 million, fee breakpoints will be eliminated and each account will be charged at the lowest marginal fee rate applicable to the account's fee schedule.

To determine the applicable fee discount level and breakpoint elimination threshold, the total aggregated fees for the quarter will be annualized. For this purpose, all local currency fees will be converted to a designated base currency.

Fees related to investments in funds with internally charged fees will be estimated by multiplying the quarter end value of the account (adjusted on a prorated basis for any contributions or withdrawals during the quarter) by the fund's effective fee. For this purpose, the effective fee will be based on the value of the fund's quarter end assets and the fund's current fee schedule.

Applicable discount levels and the elimination of fee breakpoints will be effective beginning with the first quarter a discount threshold is exceeded and will remain in effect unless the total fees fall below the discount threshold due to a significant withdrawal of assets. A decline in market value alone will not cause the reinstatement of a lower discount level or fee breakpoints.

For the three most recent fiscal years, the Sub-advisors were paid the following sub-advisory fees:


                                                           FEES PAID FISCAL YEAR ENDED OCTOBER 31,
                                                           ---------------------------------------
                                                              2004          2003          2002
                                                           -----------   -----------   -----------
Growth Fund..............................................                $2,720,528    $2,565,621
International Growth Fund................................                $1,052,152    $  772,306
Tax-Exempt Bond Fund.....................................                $  266,054    $  258,551
California Municipal Fund................................                $  943,289    $  904,591
California Insured Intermediate Municipal Fund...........                $  287,743    $  203,406


TRANSFER AGENT FEES. Shareholder Services has provided transfer agency and other shareholder services to each of the Portfolios and Funds since March 20, 1998. Shareholder Services, provides transfer agency and other services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. In its capacity as transfer agent, Shareholder Services may charge a fee for special services, such as providing historical account documents, that are beyond the normal scope of its services. Shareholder Services is a wholly owned subsidiary of Washington Mutual, Inc. and is located at 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101.

For the three most recent fiscal years the Trusts paid Shareholder Services the following administration and/or transfer agent fees:


                                                           FISCAL YEAR ENDED OCTOBER 31,
                                                   ---------------------------------------------
                                                       2004            2003            2002
                                                   -------------   -------------   -------------
Flexible Income Portfolio........................                  $     364,879   $     226,059
Conservative Balanced Portfolio..................                  $     134,258   $      55,603
Balanced Portfolio...............................                  $   1,182,605   $     873,819
Conservative Growth Portfolio....................                  $   1,148,617   $     842,506
Strategic Growth Portfolio.......................                  $     891,721   $     775,319
REIT Fund........................................                  $       4,892   $         N/A
Equity Income Fund...............................                  $     447,042   $     339,126
Growth & Income Fund.............................                  $     893,894   $   1,043,373
West Coast Equity Fund...........................                  $     810,534   $     819,462
Mid Cap Stock Fund...............................                  $      94,686   $      84,507
Growth Fund......................................                  $   1,212,867   $   1,456,370
Small Cap Value Fund.............................                            N/A             N/A
Small Cap Growth Fund............................                  $     361,978   $     411,839
International Growth Fund........................                  $     119,708   $     137,886
Short Term Income Fund...........................                  $     103,826   $      69,011
U.S. Government Securities Fund..................                  $     532,533   $     395,500
Income Fund......................................                  $     375,679   $     291,329
High Yield Fund..................................                  $      95,069   $      54,743
Tax-Exempt Bond Fund.............................                  $     123,215   $     140,854
California Municipal Fund........................                  $     204,546   $     224,831
California Insured Intermediate Municipal Fund...                  $      60,572   $      44,480
Money Market Fund................................                  $     538,231   $     403,841
Tax-Exempt Money Market Fund.....................                  $      23,457   $      23,540
California Money Fund............................                  $      24,701   $      23,336

Shareholder Services has engaged PFPC, Inc. ("PFPC") to perform certain sub-administrative services for the Portfolios and the Funds. For the three most recent fiscal years, Shareholder Services paid the following amounts to PFPC for sub-administrative services to the Portfolios and Funds.


                                                              FISCAL YEAR ENDED OCTOBER 31,
                                                              ------------------------------
                                                                2004       2003       2002
                                                              --------   --------   --------
Flexible Income Portfolio...................................             $182,630   $113,736
Conservative Balanced Portfolio.............................             $ 55,817   $ 22,978
Balanced Portfolio..........................................             $518,516   $431,721
Conservative Growth Portfolio...............................             $411,848   $388,047
Strategic Growth Portfolio..................................             $219,296   $215,697
REIT Fund...................................................             $ 32,130        N/A
Equity Income Fund..........................................             $241,537   $229,405
Growth & Income Fund........................................             $446,897   $524,272
West Coast Equity Fund......................................             $260,427   $276,764
Mid Cap Stock Fund..........................................             $107,656   $100,133
Growth Fund.................................................             $236,320   $218,010
Small Cap Value Fund........................................                  N/A        N/A
Small Cap Growth Fund.......................................             $ 90,911   $ 79,918
International Growth Fund...................................             $ 84,206   $ 65,645
Short Term Income Fund......................................             $ 66,500   $ 55,039
U.S. Government Securities Fund.............................             $335,651   $255,522
Income Fund.................................................             $314,509   $244,233
High Yield Fund.............................................             $145,363   $108,819
Tax-Exempt Bond Fund........................................             $ 89,995   $ 93,439
California Municipal Fund...................................             $195,629   $199,866
California Insured Intermediate Municipal Fund..............             $ 62,369   $ 42,761
Money Market Fund...........................................             $298,280   $280,982
Tax-Exempt Money Market Fund................................             $ 10,282   $ 11,678
California Money Fund.......................................             $  8,898   $ 13,623


CUSTODIAN

The Custodian for the Portfolios and Funds is Mellon Trust of New England, National Association, which is located at One Boston Place, Boston, Massachusetts 02108.

COUNSEL

Ropes & Gray LLP, located at One International Place, Boston, Massachusetts 02110, serves as counsel to the Trusts and the Independent Trustees of the Trusts.

INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

Deloitte & Touche LLP, 200 Berkeley St., Boston, MA 02116, serves as Independent Auditor to each of the Portfolios and Funds providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various filings with the Securities and Exchange Commission (the "SEC"). The financial statements, financial highlights and Independent Auditors' Reports of Deloitte & Touche LLP for each of the Portfolios and Funds contained in the Portfolios' and the Funds' Annual Report for the fiscal period ended October 31, 2003 are hereby incorporated by reference. The financial statements incorporated by reference into this SAI and the financial highlights in the Prospectus have been audited by Deloitte & Touche LLP and have been so included in reliance on the Independent Auditors' Reports, given on the authority of Deloitte & Touche LLP as experts in accounting and auditing.

INVESTMENT OBJECTIVES AND POLICIES

The Prospectus discusses the investment objective or objectives of each of the Portfolios and Funds and the policies to be employed to achieve such objectives. The following section contains supplemental information to the Prospectus concerning the types of securities and other instruments in which the Portfolios and Funds may invest, the investment policies and portfolio strategies that the Portfolios and Funds may utilize and certain risks attendant to such investments, policies and strategies.

RATINGS AS INVESTMENT CRITERIA. In general, the ratings of nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's ("S&P") and Fitch Ratings ("Fitch"), represent the opinions of these agencies as to the quality of securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used as initial criteria for the selection of applicable portfolio securities, but the Funds will also rely upon the independent advice of the Advisor or their respective Sub-advisors. Appendix A to this SAI contains further information concerning the ratings of these services and their significance.

To the extent that the rating given by Moody's, S&P or Fitch for securities may change as a result of changes in such organizations or their rating systems, the Advisor will attempt to use comparable ratings as standards for its investments in accordance with each Fund's investment policies contained in the Prospectus and in this SAI.

U.S. GOVERNMENT SECURITIES. U.S. government securities include debt obligations of varying maturities issued or guaranteed by the U.S. government, its agencies or instrumentalities. U.S. government securities include, but are not necessarily limited to, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Resolution Trust Corporation, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if the Advisor or the Fund's Sub-advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES. These securities generally cannot be sold or disposed of in the ordinary course of business at approximately the value at which the Fund has valued the investments within seven days. This may have an adverse effect upon the Fund's ability to dispose of the particular securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act ("Rule 144A securities"). Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Rule 144A securities is not determined to be liquid, that investment will be treated as an illiquid security.

BANK OBLIGATIONS. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending upon the principal amount of certificates of deposit ("CDs") of each state bank held by a Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specific levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of U.S. banks and of foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. The deposits of branches licensed by certain states may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, the Advisor or the Funds' respective Sub-advisors will carefully evaluate such investments on a case-by-case basis.

A Fund may purchase a CD, TD or bankers' acceptance issued by a bank, savings and loan association or other banking institution with less than $1 billion in assets (a "Small Issuer Bank Obligation") only so long as the issuer is a member of the FDIC or supervised by the Office of Thrift Supervision (the "OTS") and so long as the principal amount of the Small Issuer Bank Obligation is fully insured by the FDIC and is no more than $100,000. Each of the Funds will at any one time hold only one Small Issuer Bank Obligation from any one issuer.

Savings and loan associations whose CDs, TDs and bankers' acceptances may be purchased by the Funds are supervised by the OTS and insured by the Savings Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the United States government. As a result, such savings and loan associations are subject to regulation and examination.

MORTGAGE-BACKED SECURITIES. The mortgage-backed securities in which the Funds may invest include those classified as governmental or government-related. Governmental mortgage-backed securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of such securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities which are not backed by the full faith and credit of the United States include those issued by FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the U.S., the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

Entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments in which principal or interest payments may vary or terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Funds will, consistent with their respective investment objectives and policies, consider making investments in such securities.

Subject to the investment restrictions and policies stated elsewhere in the Prospectus and this SAI, Funds may invest in collateralized mortgage obligations. A collateralized mortgage obligation ("CMO") is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

The average maturity of pass-through pools of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common industry practice, for example, is to assume that prepayments will result in a 5- to 8-year average life for pools of current coupon fixed rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements. The California Municipal Fund may invest no more than 20%, in the aggregate, of its assets in repurchase agreements and certain other securities or instruments, but this 20% limit does not apply to investments for temporary defensive purposes. The Equity Income, Growth & Income, West Coast Equity, Income, Tax-Exempt Bond, Money Market and Tax-Exempt Money Market Funds may enter into repurchase agreements with brokers, dealers and banks to temporarily invest cash reserves, provided that repurchase agreements maturing in greater than 7 days cannot exceed 10% of each Fund's total assets.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED DELIVERY TRANSACTIONS. A segregated account in the name of the Fund consisting of cash or other liquid assets equal to the amount of when-issued or delayed-delivery commitments will be established at the Trusts' Custodian. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of securities purchased on a when-issued or delayed-delivery basis themselves (which may have a greater or lesser value than the Fund's payment obligations).

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions for each of the Funds stated elsewhere in this SAI and in the Prospectus, each of the Portfolios and Funds, except for the Money Funds, may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes and may also use such investment strategies to seek potentially higher returns. No Portfolio or Fund currently intends to enter into strategic transactions, excluding strategic transactions that are "covered" or entered into for bona fide hedging purposes, that are in the aggregate principal amount in excess of 15% of the Fund's net assets.

The Portfolios and Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions (each separately, a "component" transaction), instead of a single transaction, as part of a single strategy when, in the opinion of the Advisor or the Sub-advisor, it is in the best interest of the Portfolio or Fund to do so. A combined transaction may contain elements of risk that are present in each of its component transactions.

The use of strategic transactions involves special considerations and risks. Additional risks pertaining to particular strategies that make up strategic transactions are described below. Successful use of most strategic transactions depends upon the Advisor or the Sub-advisor's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. There may be imperfect correlation, or even no correlation, between price movements of strategic transactions and price movements of the related portfolio or currency positions. Such a lack of correlation might occur due to factors unrelated to the value of the related portfolio or currency positions, such as speculative or other pressures on the markets in which strategic transactions are traded. In addition, a Portfolio or Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in strategic transactions involving obligations to third parties (i.e., strategic transactions other than purchased options). These requirements might impair the Fund's ability to sell a portfolio security or currency position or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security or currency position at a disadvantageous time.


- SWAPS, CAPS, FLOORS AND COLLARS. Subject to the investment limitations and restrictions for each of the Funds stated elsewhere in the SAI and in the Prospectus, each of the Portfolios and Fixed-Income Funds, except for the Money Funds, may enter into interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors and collars. A Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or to seek potentially higher returns. A Fund will use these transactions as hedges or for investment purposes and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. In a credit default swap, the seller agrees to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or similar triggering event. In return, the seller of a credit default swap receives from the buyer a periodic stream of payments over the term of the contract provided that no event of default or similar triggering event has occurred. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or value.


A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes or are offset by a "covering" position or the Fund has segregated liquid assets sufficient to meet its obligations under such transactions, the Advisor and the Trusts believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. Caps, floors and collars are relatively recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they may be less liquid.


- FUTURES ACTIVITIES. Each of the Funds permitted to engage in strategic transactions within WM Trust II, and the REIT, Mid Cap Stock, Small Cap Value and High Yield Funds and each of the Portfolios may enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. The Income and Tax-Exempt Bond Funds may purchase and sell interest rate futures and options. These investments may be made by the Fund involved for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and for otherwise permitted strategic transactions. In the case of the California Municipal and the California Insured Intermediate Municipal Funds, such investments will be made only in unusual circumstances, such as when that Funds' Advisor or Sub-advisor anticipates an extreme change in interest rates or market conditions. The ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirement of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Taxes" below.


                                FUTURES CONTRACTS


An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. A bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.

The purpose of entering into a futures contract by a Portfolio or Fund is to protect the Portfolio or Fund from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, if the California Municipal Fund or the California Insured Intermediate Municipal Fund owns long-term bonds and tax-exempt rates are expected to increase, these Funds might enter into futures contracts to sell a municipal bond index. Such a transaction would have much the same effect as a Fund's selling some of the long-term bonds in its portfolio. If tax-exempt rates increase as anticipated, the value of certain long-term municipal obligations in the portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Because the value of portfolio securities will far exceed the value of the futures contracts entered into by a Fund, an increase in the value of the futures contract would only mitigate -- but not totally offset -- the decline in the value of the portfolio.

No consideration is paid or received by a Fund upon entering into a futures contract. Initially, a Portfolio or Fund would be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in its nature the equivalent of a performance bond or good faith deposit on the contract, which is returned to a Portfolio or Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates. This makes the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Portfolio or Fund may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's or Fund's existing position in the contract.

There are several associated risks with using futures contracts as a hedging device. Successful use of futures contracts by a Fund is subject to the ability of the Advisor or the Sub-advisor to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

Although the Portfolios and the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Portfolio or Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

To ensure that transactions constitute bona fide hedges in instances involving the purchase or sale of a futures contract, the Portfolios or Funds will be required to either (1) segregate sufficient cash or liquid assets to cover the outstanding position or (2) cover the futures contract by either owning the instruments underlying the futures contract or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contract or by holding a separate option permitting it to purchase or sell the same futures contract. Because of the imperfect correlation between the movements in the price of underlying indexes or stock indexes of various futures contracts and the movement of the price of securities in the Portfolios' or Funds' assets, the Portfolios and Funds will periodically make adjustments to its index futures contracts positions to appropriately reflect the relationship between the underlying portfolio and the indexes. The Portfolios and Funds will not maintain short positions in index or stock index futures contracts, options written on index or stock index futures contracts and options written on indexes or stock indexes, if in the aggregate, the value of these positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those positions, adjusted for the historical volatility relationship between the portfolio and the index contracts.


OPTIONS ON FUTURES CONTRACTS


An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The value of the option can change daily and that change would be reflected in the net asset value of the Fund or Portfolio holding the option.

When engaging in strategic transactions, the Portfolios and the Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in the value of its portfolio securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated interest rate and market trends by the Advisor or the Sub-advisors, which could prove to be inaccurate. Even if the expectations of the Advisor or the Sub-advisors are correct, there may be an imperfect correlation between the change in the value of the options and the portfolio securities hedged.


- OPTIONS ON SECURITIES. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income and

California Insured Intermediate Municipal Funds may buy and sell covered put (except for the Equity Income, Growth & Income and West Coast Equity Funds) and call options on securities.

Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (1) in-the-money call options when the Advisor or its Sub-advisor expects that the price of the underlying security will remain flat or decline moderately during the option period, (2) at-the-money call options when the Advisor or its Sub-advisor expects that the price of the underlying security will remain flat or advance moderately during the option period and (3) out-of-the-money call options when the Advisor or its Sub-advisor expects that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options described above.

So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC") and of the securities exchange on which the option is written.

An option may be closed out only when there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact and because of current trading conditions, the Fund expects to purchase or write call or put options issued by the OCC, except that options on U.S. government securities may be purchased or written in the over-the-counter market. Over-the-counter options can be closed out only by agreement with the primary dealer in the transaction. Any over-the-counter option written by a Fund will be with a qualified dealer pursuant to an Agreement under which the Fund may repurchase the option at a formula price at which the Fund would have the absolute right to repurchase an over-the-counter option it has sold. Such options will generally be considered illiquid in an amount equal to the formula price, less the amount by which the option is "in-the-money." In the event of the insolvency of the primary dealer, the Fund may not be able to liquidate its position in over-the-counter options, and the inability of the Fund to enter into closing purchase transactions on options written by the Fund may result in a material loss to the Fund.

A Fund may realize a profit or loss upon entering into closing transactions. In cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option, and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, the Fund will realize a profit or loss to the extent that the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

To facilitate closing transactions, a Fund will generally purchase or write only those options for which the Advisor or its Sub-advisor believes there is an active secondary market although there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the OCC and the securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such events, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the particular Fund and other clients of the Advisor and its Sub-advisors and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying security with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock. The Fund may however, incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to mortgage-backed U.S. government securities for which the Fund may write covered call options. If a Fund writes covered call options on a mortgage-backed security, the security that it holds as cover may, because of scheduled amortization of unscheduled prepayments, cease to be sufficient cover. In such an instance, the Fund will compensate by purchasing an appropriate additional amount of mortgage-backed securities.


- OPTIONS ON SECURITIES INDEXES. The REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income and California Insured Intermediate Municipal Funds may also purchase and sell call and put options on securities indexes. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.


Options on securities indexes entail risks in addition to the risks of options on securities. Because exchange trading of options on securities indexes is relatively new, the absence of a liquid secondary market to close out an option position is more likely to occur, although the Fund generally will purchase or write such an option only if the Advisor or its Sub-advisor believes the option can be closed out.

Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Advisor or its Sub-advisor believes the market is sufficiently developed for the risk of trading in such options to be no greater than the risk of trading in options on securities.

Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on securities indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.


- FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The REIT, Mid Cap Stock, Small Cap Value, Growth, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Funds may use forward currency exchange contracts to hedge either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. A Fund may not position a hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currently convertible into that particular currency. In addition, the Funds may use foreign currency forward contracts in an effort to profit from favorable currency movements.

If a Fund enters into a position hedging transaction, the Trusts' Custodian will, except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, place cash or other liquid assets in a segregated account for the Fund in an amount at least equal to the value of the Fund's total assets committed to the consummation of the forward contract. For each forward foreign currency exchange contract that is used to hedge a securities position denominated in a foreign currency, but for which the hedging position no longer provides, in the opinion of the Advisor or the Sub-advisor, sufficient protection to consider the contract to be a hedge, the Fund maintains with the Custodian a segregated account of cash or other liquid assets in an amount at least equal to the portion of the contract that is no longer sufficiently covered by such hedge. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's unhedged exposure (in the case of securities denominated in a foreign currency) or commitment with respect to the contract. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The cost to a Fund of engaging in currency transactions with factors such as the currency involved, the length of the contract period and the prevailing market conditions. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.

If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

The Funds, in addition, may combine forward currency exchange contracts with investments in U.S. securities in an attempt to create a combined investment position, the overall performance of which will be similar to that of a security denominated in the foreign currency. For instance, a Fund could purchase a U.S. government security and at the same time enter into a forward currency exchange contract to exchange U.S. dollars for a foreign currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the foreign currency, the Fund may be able to adopt a synthetic investment position whereby the Fund's overall investment return from the combined position is similar to the return from purchasing a foreign currency-denominated instrument.

There is a risk in adopting a synthetic investment position. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of a security denominated in the U.S. dollar or other foreign currency is not exactly matched with a Fund's obligation under a forward currency exchange contract on the date of maturity, the Fund may be exposed to some risk of loss from fluctuations in that currency. Although the Advisor and each Sub-advisor will attempt to hold such mismatching to a minimum, there can be no assurance that the Advisor or the Fund's Sub-advisor will be able to do so.

There is less protection against defaults in the forward trading to currencies than there is in trading such currencies on an exchange because such forward contracts are not guaranteed by an exchange or clearing house. The Commodity Futures Trading Commission has indicated that it may assert jurisdiction over forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such transactions. In the event that such prohibition included the Fund, it would cease trading such contracts. Cessation of trading might adversely affect the performance of a Fund.


- OPTIONS ON FOREIGN CURRENCIES. The REIT, Mid Cap Stock, Small Cap Value, Growth, International Growth, Short Term Income, Income, High Yield and California Insured Intermediate Municipal Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. Such hedging includes cross hedging and proxy hedging where the options to buy or sell currencies involve other currencies besides the U.S. dollar. As one example, a decline in the U.S. dollar value of a foreign currency in which securities are denominated in or exposed to will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. To protect against diminutions in the value of securities held by a Fund in a particular foreign currency, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in U.S. dollars and may thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. When an increase in the U.S. dollar value of a currency in which securities to be acquired are denominated in or exposed to is projected, thereby increasing the cost of the securities, the Fund conversely may purchase call options on the currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.


The Funds may also write covered call options on foreign currencies for the types of hedging purposes described above. As one example, when the Advisor or Fund's Sub-advisor anticipates a decline in the U.S. dollar value of foreign currency-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire the foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's Custodian upon conversion or exchange of other foreign currency held by the Fund). A call option also is covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written when the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities and other liquid debt securities in a segregated account with the Custodian.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the projections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting the Fund to liquidate open positions at a profit prior to their exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


SECURITIES IN DEVELOPING COUNTRIES. Although most of the investments of the REIT, Equity Income, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Income and High Yield Funds are made in securities of companies in (or governments of) developed countries, the Funds set forth above may also invest in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). A developing or emerging country is generally considered to be a country that is in the initial stages of its industrialization cycle. "Developing or Emerging Markets," for the WM Group of Funds, include all countries in Latin America and the Caribbean, all countries in Asia (except Australia, Hong Kong, Japan, New Zealand and Singapore), all countries in Africa and the Middle East, all former Eastern bloc countries, Russia and the Commonwealth of Independent States, and Turkey. Investing in the equity and fixed-income markets of developing or emerging countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing or emerging countries have been more volatile than the markets of the more mature economies of developed countries.


Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on securities indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.


LENDING OF PORTFOLIO SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Growth, Small Cap Growth, International Growth and Short Term Income Funds each may lend portfolio securities up to 20% of total assets. The REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Small Cap Value, U.S. Government Securities, Income, High Yield and Money Market Funds may lend portfolio securities up to 33% of total assets. Each of these Funds will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, provided that if a material event adversely affecting the investment occurs, the Trusts' Board of Trustees must terminate the loan and regain the right to vote the securities. From time to time, the Funds may pay a part of the interest earned from the investment of the collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Trust and that is acting as a "finder."

MUNICIPAL OBLIGATIONS. Municipal obligations are securities, the interest on which qualifies for exclusion from gross income for federal income tax purposes in the opinion of bond counsel to the issuer. The three principal classifications of municipal obligations are municipal bonds, municipal commercial paper and municipal notes.

MUNICIPAL BONDS, which generally have a maturity of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds. An AMT-subject bond is a particular kind of revenue bond. The classifications of municipal bonds and AMT-subject bonds are discussed below.

1. GENERAL OBLIGATION BONDS. The proceeds of these obligations are used to finance a wide range of public projects, including construction or improvement of schools, highways and roads and water and sewer systems. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

2. REVENUE BONDS. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund which may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

3. AMT-SUBJECT BONDS. AMT-subject bonds are considered municipal bonds if the interest paid on them is excluded from gross income for federal income tax purposes and if they are issued by or on behalf of public authorities to raise money to finance, for example, privately operated manufacturing or housing facilities, publicly operated airport, dock, wharf, or mass-commuting facilities. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

MUNICIPAL COMMERCIAL PAPER issues typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

MUNICIPAL NOTES generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Notes include:

1. TAX ANTICIPATION NOTES. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes and are payable from these specific future taxes.

2. REVENUE ANTICIPATION NOTES. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

3. BOND ANTICIPATION NOTES. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for the repayment of the notes.

4. CONSTRUCTION LOAN NOTES. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by GNMA to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The

Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal (the "Municipal Funds"), Tax-Exempt Money Market, and California Money Funds will only purchase construction loan notes that are subject to GNMA or bank purchase commitments.

From time to time, proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations have been introduced before Congress. Similar proposals may be introduced in the future. If a proposal to restrict or eliminate the federal tax exemption for interest on municipal obligations were enacted, the availability of municipal obligations for investment by the Municipal Funds would be adversely affected. In such event, the Municipal Funds would reevaluate their respective investment objectives and policies and submit possible changes in the structure of the Funds for the consideration of shareholders.

PARTICIPATION INTERESTS. The Municipal Funds may invest in participation interests purchased from banks in floating rate or variable rate municipal obligations (such as AMT-subject bonds) owned by banks. A participation interest gives the purchaser an undivided interest in the municipal security in the proportion that the relevant Fund's participation interest bears to the total principal amount of the municipal security and provides a demand repurchase feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank that meets the prescribed quality standards of the Fund. A Fund has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. Banks will retain or receive a service fee, letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal obligations over the negotiated yield at which the instruments were purchased by the Fund. Participation interests in the form to be purchased by the Fund are new instruments, and no ruling of the Internal Revenue Service has been secured relating to their tax-exempt status. The Funds intend to purchase participation interests based upon opinions of counsel to the issuer to the effect that such derived income is tax-exempt to the Fund.

STAND-BY COMMITMENTS. The Municipal Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer or bank would agree to purchase, at the relevant Funds' option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a Fund with respect to a particular municipal security held in the Fund's portfolio.

The amount payable to a Fund upon its exercise of a stand-by commitment normally would be (1) the acquisition cost of the municipal security (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus, (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances, the Fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.

A Fund's right to exercise a stand-by commitment would be unconditional and unqualified. Although a Fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the Funds without the payment of any direct or indirect consideration. The Funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a Fund's portfolio would not exceed 0.50% of the value of a Fund's total assets calculated immediately after each stand-by commitment is acquired.

The Funds intend to enter into stand-by commitments only with broker-dealers, dealers or banks that the Advisor or their Sub-advisor believes present minimum credit risks. A Fund's ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a Fund will be evaluated on an ongoing basis by the Advisor or its Sub-advisor in accordance with procedures established by the Board of Trustees.

A Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a Fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a Fund's portfolio.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL OBLIGATIONS

The ability of issuers to pay interest on, and repay principal of, California municipal obligations may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, (2) voter initiatives, (3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property and (4) the general financial condition of the State of California and the California economy.

LOWER-RATED SECURITIES. The Growth, Growth & Income, Income Funds and Tax-Exempt Bond Funds may each invest up to 35% of their total assets in below-investment-grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities determined to be of comparable quality by the Advisor. The High Yield Fund may invest entirely in such securities and will generally invest at least 80% of its assets in such securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuer of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid than securities in the higher rating categories and are considered speculative. See Appendix A to this SAI for a more detailed description of the ratings assigned by ratings organizations and their respective characteristics.

Historically, economic downturns have disrupted the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates could adversely affect the value of such obligations held by any of the Funds set forth above. Prices and yields of high yield securities will fluctuate over time and may affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Trustees to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Advisor and the Sub-advisor of each of the Funds not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and ongoing review of credit quality. The achievement of a Fund's investment objectives by investment in such securities may be more dependent on the Advisor or its Sub-advisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded the Advisor or the Fund's Sub-advisor will determine whether it is in the best interest of the Fund to retain or dispose of the security.

Prices for below-investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress from time to time has considered legislation which would restrict or eliminate the corporate tax deduction for interest payments on these securities and would regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

                             INVESTMENT RESTRICTIONS

Certain of the Portfolios' and Funds' investment restrictions set forth below, and in the case of the West Coast Equity Fund, the Fund's investment objective, are fundamental policies. A fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Portfolio or Fund, as defined in the 1940 Act. Such a majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a meeting of shareholders of the Portfolio or Fund, if the holders of more than 50% of the outstanding shares of the Portfolio or Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Portfolio or Fund. Unless otherwise stated, percentage limitations apply at the time the investment is made, and restrictions will not be considered violated unless an excess or deficiency occurs immediately after and as a result of a purchase.

RESTRICTIONS APPLICABLE TO WM TRUST II FUNDS (THE GROWTH, SMALL CAP GROWTH, INTERNATIONAL GROWTH, SHORT TERM INCOME, CALIFORNIA MUNICIPAL, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL AND CALIFORNIA MONEY FUNDS).

Investment Restrictions 1 through 16 are fundamental policies of the Funds. Investment restrictions 17 through 26 may be changed by WM Trust II's Board of Trustees at any time, without shareholder approval.

The above listed Funds are prohibited from:

1. Purchasing the securities of any issuer (other than U.S. government securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer (the "5% limitation"), except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% limitation; provided that this restriction shall not apply to the California Municipal, California Insured Intermediate Municipal and California Money Funds.

2. Purchasing more than 10% of the securities of any class of any one issuer; provided that this limitation shall not apply to investments in U.S. government securities; provided further that this restriction shall not apply to the Growth, California Municipal, California Insured Intermediate Municipal and California Money Funds; and provided further that the Growth Fund may not own more than 10% of the outstanding voting securities of a single issuer.

3. Purchasing securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.

4. Making short sales of securities or maintaining a short position; provided that this restriction shall not apply to the Growth and International Growth Funds.

5. Borrowing money, except that (a) the Funds may (i) enter into reverse repurchase agreements or (ii) borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of a Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made, (b) the Growth, Small Cap Growth, International Growth, Short Term Income, California Municipal and California Insured Intermediate Municipal Funds may enter into futures contracts, and (c) the Short Term Income Fund may engage in dollar roll transactions; provided that whenever borrowings pursuant to (a) above (except that whenever borrowings pursuant to (a)(ii) above) exceed 5% of the value of a Fund's total assets, the Fund will not purchase any securities; and provided further that the Short Term Income Fund is prohibited from borrowing money or entering into reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to any such borrowing).

6. Pledging, hypothecating, mortgaging or otherwise encumbering more than 30% of the value of the Fund's total assets. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to (i) the purchase and sale of options on securities, options on indexes and options on foreign currencies, and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Fund's assets.

7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8. Purchasing or selling real estate or interests in real estate, except that a Fund may purchase and sell securities that are secured, directly or indirectly, by real estate and may purchase securities issued by companies that invest or deal in real estate.

9. Investing in commodities, except that the Growth, Small Cap Growth, International Growth, Short Term Income, California Municipal and California Insured Intermediate Municipal Funds may invest in futures contracts and options on futures contracts. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities.

10. Investing in oil, gas or other mineral exploration or development programs.

11. Making loans, except through the purchase of qualified debt obligations, loans of portfolio securities (except in the case of the California Municipal
Fund) and the entry into repurchase agreements.

12. Investing in securities of other investment companies registered or required to be registered under the 1940 Act, except as they may be acquired as part of a consolidation, reorganization, acquisition of assets or an offer of exchange or as otherwise permitted by law, including the 1940 Act.

13. Purchasing any securities that would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry provided that this limitation shall not apply to the purchase of (a) U.S. government securities, (b) municipal obligations issued by governments or political subdivisions of governments or (c) with respect to the California Money Fund, U.S. dollar-denominated bank instruments such as certificates of deposit, time deposits, bankers' acceptances and letters of credit that have been issued by U.S. banks.

14. Purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof; provided that this restriction shall not apply to the Growth, Short Term Income and California Insured Intermediate Municipal Funds; and provided further that (a) the Small Cap Growth and International Growth Funds may purchase, write and sell covered put and call options on securities,
(b) the Small Cap Growth, International Growth and California Municipal Funds may purchase, write and sell futures contracts and options on futures contracts,
(c) the California Municipal and California Money Funds may acquire stand-by commitments, (d) the Small Cap Growth and International Growth Funds may purchase and write put and call options on stock indexes, and (e) the International Growth Fund may purchase put and call options and write covered call options on foreign currency contracts.

15. With respect to the Growth Fund, investing more than 35% of the Fund's assets in non-investment grade debt securities.

16. With respect to the Short Term Income Fund, having a dollar-weighted average portfolio maturity in excess of five years.

17. With respect to the Growth Fund, investing more than 25% of the Fund's assets in foreign securities.

18. Purchasing securities that are not readily marketable if more than 10% of the net assets of a Money Fund, or more than 15% of the net assets of a Non-Money Fund, would be invested in such securities, including, but not limited to: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; provided that the Funds may not invest more than 10% of its total assets in such securities, except the Growth and Short Term Income Funds (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in this SAI; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) certain Rule 144A restricted securities that are deemed to be illiquid.

19. Purchasing any security if as a result the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for less than three years; provided that in the case of industrial revenue bonds purchased for the Municipal Funds, this restriction shall apply to the entity supplying the revenues from which the issue is to be paid.

20. Making investments for the purpose of exercising control or management.

21. Purchasing or retaining securities of any company if, to the knowledge of the Fund, any of the Fund's officers or Trustees or any officer or director of the Advisor or a Sub-advisor individually owns more than 0.50% of the outstanding securities of such company and together they own beneficially more than 5% of the securities.

22. Investing in warrants, (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws.

23. Purchasing or selling interests in real estate limited partnerships.

24. Investing in mineral leases.

25. Entering into strategic transactions otherwise prohibited by the Fund's investment restrictions or in the aggregate in excess of 25% of the Fund's net assets, for purposes other than bona fide hedging positions or that are not "covered," subject to such greater percentage limitations as may be imposed by the Advisor from time to time.

26. With respect to the Small Cap Growth Fund, investing, under normal circumstances, less than 80% of the Fund's net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase.

Restriction 26 may not be changed without at least 60 days prior notice to shareholders. For purposes of the investment restrictions described above, the issuer of a municipal security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. For purposes of investment restriction 13 above, AMT-subject bonds and revenue bonds, the payment of principal and interest on which is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

THE INVESTMENT RESTRICTIONS SET FORTH BELOW HAVE BEEN ADOPTED BY WM TRUST I WITH RESPECT TO THE WM TRUST I FUNDS AS FUNDAMENTAL POLICIES, EXCEPT WHERE OTHERWISE INDICATED.


       EACH OF THE MONEY MARKET AND TAX-EXEMPT MONEY MARKET FUNDS MAY NOT:


1. invest in common stocks or other equity securities;(1)

2. borrow money for investment purposes, except that each Fund may borrow up to 5% of its total assets in emergencies, and may borrow up to 33 1/3% of such assets to meet redemption requests that would otherwise result in the untimely liquidation of vital parts of its portfolio;

3. buy securities on margin, mortgage or pledge its securities, or engage in "short" sales;

4. buy or sell options;

5. act as underwriter of securities issued by others;

6. buy securities restricted as to resale under federal securities laws (other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, and except in connection with repurchase agreements);

7. buy or sell real estate, real estate investment trust securities, commodities, or oil, gas and mineral interests;

8. lend money, except in connection with repurchase agreements and for investments made in accordance with Fund policies discussed in the Prospectus;

9. issue senior securities;

10. invest more than 5% of its total assets in the securities of any single issuer (except for the United States government, its agencies or instrumentalities);

11. invest more than 25% of its total assets in securities of issuers in any single industry;

12. invest more than 10% of its net assets in illiquid securities; or

13. invest in companies for the purpose of exercising control.

(1) For purposes of determining compliance with this restriction, the Tax-Exempt Money Market Fund will not consider securities of other money market funds to be "common stocks or other equities."


                         THE MONEY MARKET FUND MAY NOT:


1. invest in other investment companies (except as part of a merger).


                    THE TAX-EXEMPT MONEY MARKET FUND MAY NOT:


1. invest more than 20% of its assets in obligations that pay interest subject to federal alternative minimum tax.

Each of the U.S. Government Securities, Income and Tax-Exempt Bond Funds may not:

1. invest more than 5% of its total assets in any single issuer other than U.S. government securities, except that up to 25% of a Fund's assets may be invested without regard to this 5% limitation;

2. acquire more than 10% of the voting securities of any one company;

3. invest in any company for the purpose of management or exercising control;

4. invest in real estate or commodities**, although the Income Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and/or securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate interests therein, the Income and Tax-Exempt Bond Funds may purchase and sell interest rate futures and options and the U.S. Government Securities Fund may invest without limit in financial futures contracts;

5. invest in oil, gas or other mineral leases;

6. invest in securities restricted under federal securities laws other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended;

7. invest more than 20% of its assets in forward commitments;

8. invest more than 25% of its assets in any single industry;*

9. invest more than 15% of its net assets in illiquid securities;

10. buy foreign securities not payable in U.S. dollars (not applicable to the Income Fund);

11. buy securities on margin, mortgage or pledge its securities, or engage in "short" sales;

12. invest more than 5% of its net assets in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction;

13. act as underwriter of securities issued by others;

14. borrow money for investment purposes, although it may borrow up to 5% of its total net assets for emergency, non-investment purposes and, except for the Tax-Exempt Bond Fund, may enter into transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date;

15. lend money (except for the execution of repurchase agreements);

16. buy or sell put or call options; or

17. issue senior securities.

In addition,


                        THE TAX-EXEMPT BOND FUND MAY NOT:


1. buy or hold securities which directors or officers of the Fund or the Advisor hold more than .50% of the outstanding securities.

2. buy common stocks or other equity securities, except that the Fund may invest in other investment companies.


                            THE INCOME FUND MAY NOT:


1. invest in other investment companies (except as part of a merger).

* It is a policy of the Income Fund to consider electric utilities, electric and gas utilities, gas utilities, and telephone utilities to be separate industries. The Fund also considers foreign issues to be a separate industry. It is a policy of the Tax-Exempt Bond Fund to apply this restriction only to its assets in non-municipal bond holdings, pollution control revenue bonds and industrial development revenue bonds. These policies may result in increased risk.

** For purposes of this restriction, instruments are not treated as commodities unless they are traded on a commodities exchange.

The U.S. Government Securities Fund, as a matter of non-fundamental policy, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government, its agencies and/or instrumentalities or in repurchase agreements or collateralized mortgage obligations secured by these obligations. This policy may not be changed without at least 60 days prior notice to shareholders.


Each of the REIT, Mid Cap Stock, Small Cap Value and High Yield Funds may not:


1. invest more than 5% of its total assets in any single issuer other than U.S. government securities, except that up to 25% of the Fund's assets may be invested without regard to this 5% limitation;

2. acquire more than 10% of the voting securities of any one company;

3. invest in real estate* or commodities;**

4. invest in oil, gas or other mineral leases;

5. invest more than 25% or more of its assets in any single industry, except that the REIT Fund will, under normal circumstances invest more than 25% of its assets in the real estate industry;

6. buy securities on margin, mortgage or pledge its securities;

7. act as underwriter of securities issued by others;

8. borrow money for investment purposes (it may borrow up to 5% of its total assets for emergency, non-investment purposes);

9. lend money (except for the execution of repurchase agreements); or

10. issue senior securities.

* This restriction will not prevent the Fund from purchasing and selling securities that are secured, directly or indirectly, by real estate or purchasing securities issued by companies that invest or deal in real estate. The REIT Fund intends to invest primarily in REIT securities.

** For purposes of this restriction, instruments are not treated as commodities unless they are traded on a commodities exchange.

For purposes of restriction 7, to the extent a Fund is considered an underwriter within the meaning of the Securities Act in the disposition of restricted securities, the Fund will not be deemed to violate this restriction.


The REIT Fund, as a matter of non-fundamental policy, under normal circumstances, invests at least 80% of its net assets (plus borrowings for investment purposes) in REIT securities. This policy may not be changed without at least 60 days prior notice to shareholders.


The Mid Cap Stock Fund, as a matter of non-fundamental policy, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P MidCap 400 Index at the time of purchase. This policy may not be changed without at least 60 days prior notice to shareholders.


The Small Cap Value Fund, as a matter of non-fundamental policy, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase. This policy may not be changed without at least 60 days prior notice to shareholders.


Each of the Equity Income, Growth & Income and West Coast Equity Funds may not:


1. invest more than 5% of its total assets in securities of any single issuer other than U.S. Government securities, except that up to 25% of a Fund's assets may be invested without regard to this 5% limitation;

2. acquire more than 10% of the voting securities of any one company;

3. invest in any company for the purpose of management or exercising control;

4. invest in real estate (except publicly traded real estate investment trusts);

5. invest in commodities;

6. invest in oil, gas or other mineral leases;

7. invest in other investment companies (except as part of a merger);

8. invest more than 20% of its total assets in forward commitments or repurchase agreements;

9. invest more than 25% of its total assets in any single industry;

10. act as underwriter of securities issued by others;

11. borrow money for investment purposes (it may borrow up to 5% of its total net assets for emergency, non-investment purposes);

12. lend money (except for the execution of repurchase agreements);

13. issue senior securities;

14. buy or sell options, with the exception of covered call options which must be limited to 20% of total assets;

15. buy or sell futures-related securities;

16. invest in securities restricted under federal securities laws (other than securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended);

17. invest more than 15% of its net assets in illiquid securities;

18. buy securities on margin, mortgage or pledge its securities, or engage in "short" sales;

19. invest more than 5% of its net assets in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction; or

20. invest more than 25% of its total assets in foreign securities and then only in U.S. dollar-denominated foreign securities.

The Equity Income Fund, as a matter of non-fundamental policy, under normal circumstances invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. This policy may not be changed without at least 60 days prior notice to shareholders.

The West Coast Equity Fund, as a matter of non-fundamental policy, under normal circumstances invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of West Coast Companies, which are defined by WM Advisors to include companies with (i) principal executive offices located in the region, (ii) over 50% of their work force employed in the region or (iii) over 50% of their sales within the region. This policy will not be changed without at least 60 days' prior notice.

Any notice required to be delivered to shareholders of a Fund in connection with an intended change in a non-fundamental policy of the Fund (as described in this SAI or in the Fund's Prospectus) will be provided in accordance with Rule 35d-1 under the 1940 Act, as such rule is in effect and interpreted from time to time.

THE INVESTMENT RESTRICTIONS SET FORTH BELOW HAVE BEEN ADOPTED BY THE PORTFOLIOS AS FUNDAMENTAL POLICIES.


Each of the Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth may not:


1. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

2. purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

3. make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

4. (i) purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act) and
(ii) purchase securities of an issuer (except obligations of the U.S. government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

5. issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission;

6. borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Portfolio's total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Portfolio, including reverse repurchase agreements, exceed 5% of the value of a Portfolio's total assets, the Portfolio will not purchase any securities;

7. underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; or

8. write or acquire options or interests in oil, gas or other mineral exploration or development programs.

As a matter of non-fundamental investment policy, none of the Portfolios or Funds may invest in securities issued by Washington Mutual, Inc.

                               PORTFOLIO TURNOVER


DISCLOSURE OF PORTFOLIO HOLDINGS The Funds intend to disclose their calendar quarter-end portfolio holdings on the Funds' website at www.wmgroupoffunds.com no earlier than 30 calendar days after the end of each calendar quarter. The Funds also intend to disclose their largest ten holdings no earlier than 15 days after the end of each month.



The Funds, the Funds' investment advisor, the Funds' distributor (collectively "WM Group of Funds") or the Funds' investment sub-advisor ("sub-advisors") also disclose portfolio holdings in connection with the day-to-day operations and management of each Fund. Full portfolio holdings are disclosed to the Funds' custodian, securities lending agents, auditors, pricing service vendors and other persons who provide systems or software support in connection with Fund operations, including accounting, compliance support and pricing. Portfolio holdings may also be disclosed to persons assisting a Fund in the voting of proxies and to bank lenders. In connection with managing the Funds, the Funds' investment manager or sub-advisors may use analytical systems provided by third parties who may have access to the Funds' portfolio holdings. Portfolio holdings may also be disclosed to certain third party industry information vendors, institutional investment consultants, and asset allocation platform providers. In all of the above situations, a Fund vice president and the chief compliance officer of the Funds' investment advisor must make a good faith determination in light of the facts then known that the Funds have a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Funds' shareholders, and that appropriate confidentiality arrangements have been made.



Additionally, WM Group of Funds or its sub-advisors may provide oral or written information ("portfolio commentary") about the Funds, including, but not limited to, how a Fund's investments are divided among various sectors, industries, countries, value and growth stocks, small, mid and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. WM Group of Funds or its sub-advisors may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on a Fund's most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press, shareholders in a Fund, persons considering investing in a Fund or representatives of such shareholders or potential shareholders, such as financial intermediaries and fiduciaries of a 401(k) plan or a trust and their advisors. The content and nature of the information provided to each of these persons may differ.



None of the persons described above will receive any of the information described above if, in the sole judgment of an executive officer of the Funds or the chief compliance officer of the investment advisor, the information could be used in a manner that would be harmful to a Fund.



Additionally, when purchasing and selling its securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities as well as in connection with litigation involving the Funds' portfolio securities, the Funds may disclose one or more of their securities. The Funds will not enter into formal non-disclosure agreements in connection with these situations, however, the Funds will not continue to conduct business with a person who WM Group of Funds or its sub-advisors believe is misusing the disclosed information.



In no event will WM Group of Funds or its sub-advisors or any affiliate thereof be permitted to receive compensation or other consideration in connection with the disclosure of Fund portfolio holdings.



The chief compliance officer of the investment advisor will exercise oversight of disclosures of the Funds' portfolio holdings. It is the duty of the chief compliance officer to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund's shareholders. The chief compliance officer is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds' investment advisor, investment sub-advisors, principal underwriter, or any affiliated person of the Fund, their investment manager, investment sub-advisors, or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds' chief compliance officer.



The Boards of Trustees of the Funds review and approve the Funds' policy on disclosure of portfolio holdings. Exceptions to and violations of this policy are reported to the Boards of Trustees of the Funds.



The Money Funds attempt to increase yields by trading to take advantage of short-term market variations, which results in high portfolio turnover and high transaction costs. The REIT, Equity Income, Growth & Income, West Coast Equity, Growth, Mid Cap Stock, Small Cap Value, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income, High Yield, Tax-Exempt Bond, California Municipal and California Insured Intermediate Municipal Funds do not intend to seek profits through short-term trading. Nevertheless, the Funds will not consider portfolio turnover rate a limiting factor in making investment decisions.



Under certain market conditions, the REIT, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth, Short Term Income or California Insured Intermediate Municipal Funds may experience increased portfolio turnover as a result of such Funds' options activities. For instance, the exercise of a substantial number of options written by a Fund (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of a Fund's securities that are included in the computation of turnover were replaced once during a period of one year. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.


Certain other practices that may be employed by the Funds could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Advisor or a Fund's Sub-advisor believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities.

The turnover rate for the Growth Fund was 170% for the fiscal year ended October 31, 2002 and 71% for the last fiscal year. The Fund's 2002 fiscal year rate was a result of allocating positions of the Fund to two new Sub-advisors.

                             SECURITIES TRANSACTIONS

Most of the purchases and sales of securities for a Fund, whether transacted on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities. Decisions to buy and sell securities for a Fund are made by WM Advisors or the relevant Sub-advisor, which also is responsible for placing these transactions, subject to the overall review of the Trusts' Board of Trustees. Although investment decisions for each Fund are made independently from those of the other accounts managed by WM Advisors or the Sub-advisor, investments of the type the Fund may make may also be made by those other accounts. When a Fund and one or more other accounts managed by WM Advisors or the Sub-advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by WM Advisors or the Sub-advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Transactions on U.S. exchanges involve the payment of negotiated brokerage commissions. With respect to exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or concessions, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, WM Advisors or the Fund's Sub-advisors seeks the best overall terms available. In assessing the best overall terms available for any transaction, WM Advisors and each Sub-advisor will consider the factors that WM Advisors or the Sub-advisors deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each advisory agreement among the Trusts authorizes WM Advisors, and a sub-advisory agreement authorizes the Sub-advisor, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Trusts, the other Funds and/or other accounts over which WM Advisors, the Sub-advisor or their affiliates exercise investment discretion. The fees under the advisory agreements between the Trusts, WM Advisors and the Sub-advisors are not reduced by reason of their receiving such brokerage and research services. The Trusts' Board of Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits received by the Trusts.

Consistent with applicable provisions of the 1940 Act, the rules and exemptions adopted by the Commission thereunder, and relevant interpretive and "no-action" positions taken by the Commission's staff, the Trusts' Board of Trustees has adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that all portfolio transactions with affiliates will be fair and reasonable. Under the procedures adopted, portfolio transactions for a Fund may be executed through any affiliated broker (other than affiliated persons of the Trust solely because the broker is an affiliated person of a Sub-advisor of another Fund) if, subject to other conditions in the Rule 17e-1 procedures, in the judgment of WM Advisors or the Fund's Sub-advisor, the use of an affiliated broker is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction an affiliated broker charges the Fund a rate consistent with those charged for comparable transactions in comparable accounts of the broker's most favored unaffiliated clients. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

For the years set forth below, the WM Trust I and WM Trust II Funds paid the following brokerage commissions:

                        TOTAL BROKERAGE COMMISSIONS PAID


                                                                      FISCAL YEAR ENDED
                                                           ---------------------------------------
                                                           OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
FUND                                                          2004          2003          2002
----                                                       -----------   -----------   -----------
REIT Fund................................................                $  281,937    $       --
Equity Income Fund.......................................                   487,582       505,453
Growth & Income Fund.....................................                   703,432       899,288
West Coast Equity Fund...................................                   659,050       502,813
Mid Cap Stock Fund.......................................                   349,259       186,930
Growth Fund..............................................                 1,771,607     3,048,625
Small Cap Growth Fund....................................                 1,475,540       373,453
International Growth Fund................................                   258,881       289,973
Short Term Income Fund...................................                     4,900         5,600
Income Fund..............................................                     1,775         5,000
High Yield Fund..........................................                    24,714        17,250
Tax-Exempt Bond Fund.....................................                     5,694         1,105
California Municipal Fund................................                    30,203         3,736
California Insured Intermediate Municipal Fund...........                    12,272         1,471



                                                                                  TOTAL AMOUNT OF
                                                           TOTAL BROKERAGE       TRANSACTIONS WHERE
                                                          COMMISSIONS PAID     BROKERAGE COMMISSIONS
                                                           TO BROKERS THAT      WERE PAID TO BROKERS
                                                          PROVIDED RESEARCH    THAT PROVIDED RESEARCH
                                                          FISCAL YEAR ENDED      FISCAL YEAR ENDED
FUND                                                      OCTOBER 31, 2004        OCTOBER 31, 2004
----                                                      -----------------    ----------------------
REIT Fund...............................................      $                     $
Equity Income Fund......................................      $                     $
Growth & Income Fund....................................      $                     $
West Coast Equity Fund..................................      $                     $
Mid Cap Stock Fund......................................      $                     $
Growth Fund.............................................      $                     $
Small Cap Growth Fund...................................      $                     $
High Yield Fund.........................................      $                     $


The Trusts are required to identify any securities of their "regular brokers or dealers" (as defined in the 1940 Act), which the Trusts have acquired during their most recent fiscal year. As of October 31, 2003, these Portfolios and Funds had the following holdings fitting the above descriptions:


                            CREDIT SUISSE                               J.P. MORGAN     GENERAL       BANK OF
                            FIRST BOSTON      MERRILL       GOLDMAN       CHASE &      ELECTRIC       AMERICA        HSBC
                             CORPORATION       LYNCH         SACHS        COMPANY       COMPANY     CORPORATION    HOLDINGS
                            -------------   -----------   -----------   -----------   -----------   -----------   ----------
Equity Income Fund........   $       --     $             $        --   $             $        --   $             $       --
Growth & Income Fund......   $       --     $        --   $        --   $             $        --   $             $       --
West Coast Equity Fund....   $       --     $        --   $        --   $        --   $        --   $             $       --
Growth Fund...............   $       --     $             $             $             $             $             $       --
International Growth
  Fund....................   $              $        --   $        --   $        --   $        --   $        --   $
Short Term Income Fund....   $       --     $        --   $             $             $        --   $        --   $       --
Income Fund...............   $       --     $             $             $             $        --   $             $       --
High Yield Fund...........   $       --     $        --   $        --   $             $        --   $        --   $       --
Money Market Fund.........   $              $             $             $             $        --   $        --   $       --



                            JEFFERIES
                              GROUP
                            ----------
Equity Income Fund........  $       --
Growth & Income Fund......  $
West Coast Equity Fund....  $       --
Growth Fund...............  $       --
International Growth
  Fund....................  $       --
Short Term Income Fund....  $       --
Income Fund...............  $
High Yield Fund...........  $       --
Money Market Fund.........  $       --

                                                         SALOMON       MORGAN
                                                          SMITH        STANLEY
                                                          BARNEY     DEAN WITTER   PRUDENTIAL     UBS AG
                                                        ----------   -----------   ----------   ----------
Equity Income Fund....................................  $       --   $             $       --   $       --
Growth Fund...........................................  $       --   $             $            $       --
International Growth Fund.............................  $       --   $        --   $       --   $
Income Fund...........................................  $       --   $             $       --   $       --
Money Market Fund.....................................  $            $        --   $       --   $       --


                                 NET ASSET VALUE

The Trusts will calculate the net asset value (or "NAV") of the Funds' and Portfolios' Class A, Class B, Class C, and Class I shares as of the close of regular trading on the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier, Monday through Friday, exclusive of national business holidays. The Trusts will be closed on the following national holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Under unusual circumstances, the Money Funds may determine their NAVs on days when the New York Stock Exchange is not open for regular trading.


A security that is primarily traded on a U.S. exchange (including securities traded through the NASDAQ National Market System) is valued at the last reported sale price (for securities traded through the NASDAQ National Market System, the official closing price) on that exchange or, if there were no sales during the day (and no official closing price on such day), at the mean of the current day's bid and asked prices. Over-the-counter securities that are not traded through the NASDAQ National Market System and U.S. government securities are valued at the mean of the current day's bid and asked prices. An option is generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. Short term debt securities that mature in 60 days or less are valued at amortized cost; assets of the Money Funds are also valued at amortized cost. Securities and other assets initially valued in currencies other than the U.S. Dollar are converted to U.S. Dollars using exchange rates obtained from pricing securities (normally determined at 4 P.M. Eastern Time). The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. If the market makes a limit move with respect to the security or index underlying the futures contract, the futures contract will be valued at a fair market value as determined by or under the direction of the Board of Trustees.


Debt securities of U.S. issuers (other than U.S. government securities and short-term investments), including municipal obligations, are valued by one or more independent pricing services (each a "pricing service") retained by the Trusts. When, in the judgment of a pricing service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid prices and asked prices. The procedures of each pricing service are reviewed periodically by the officers of the Trusts under the general supervision and responsibility of the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value as determined by, or under the direction of, the Board of Trustees, which may rely on the assistance of one or more pricing services.

VALUATION OF THE MONEY FUNDS. The valuation of the portfolio securities of the Money Funds is based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

The use by the Money Funds of the amortized cost method of valuing their respective portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Money Funds must maintain dollar-weighted average portfolio maturities of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in securities determined by the Board of Trustees of the Trusts to present minimal credit risks. Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Funds' portfolio holdings by the Board of Trustees or its delegate, at such intervals as the Board of Trustees may deem appropriate, to determine whether the Funds' net asset values calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will cause the Trusts to take such corrective action as the Board deems necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

                          HOW TO BUY AND REDEEM SHARES

Class A, Class B, Class C and Class I shares of the Portfolios and Funds may be purchased and redeemed in the manner described in the Prospectuses and in this SAI. Class I shares are currently offered and sold only to the Portfolios.


Each Portfolio and Fund may sell Class A shares at net asset value to current and retired (defined as being 55 years of age and having at least 10 years of service) employees of Washington Mutual, Inc. and its affiliates.



Each Portfolio and Fund may sell Class A shares at net asset value to brokers, dealers and registered investment advisers who have entered into arrangements with the Distributor providing specifically for the shares to be used in particular investment products or programs made available to their clients for which they may charge a separate fee. This includes investment products or programs that are available only with respect to the proceeds of redemptions of shares of other mutual funds on which the client had paid an initial or contingent deferred sales charge.


COMPUTATION OF PUBLIC OFFERING PRICES

The Funds offer their shares to the public on a continuous basis. The public offering price per Class A share of the Funds is equal to the net asset value next computed after receipt of a purchase order, plus the applicable front-end sales charge, if any, as set forth in the Prospectus. Class A shares may be purchased at net asset value (without initial sales charges) with the proceeds of redemptions of non-WM Group mutual funds when all of the following conditions are met: (i) the purchase is made within 45 days of the redemption; (ii) the redeemed shares were subject to an initial or contingent deferred sales charge, provided, however, that for this purpose shares that were subject to an initial or contingent deferred sales charge of 2.0% or less shall be deemed not to have been subject to a sales charge and therefore are not eligible for this waiver; and (iii) both the redemption of the existing shares and the purchase of new shares are made through the same broker/dealer. The public offering price per Class B, Class C or Class I share of the Funds is equal to the net asset value next computed after receipt of a purchase order.

An illustration of the computation of the public offering price per share of each Portfolio and Fund is contained in the financial statements incorporated herein by reference.

PAYMENT IN SECURITIES

In addition to cash, the Portfolios and Funds may accept securities as payment for Portfolio or Fund shares at the applicable net asset value. Generally, the Portfolios and Funds will only consider accepting securities to increase their holding in a portfolio security or if the Advisor determines that the offered securities are a suitable investment for the Portfolio or Fund and in a sufficient amount for efficient management.

While no minimum has been established, the Portfolios and Funds may decide not to accept securities as payment for shares at their discretion. The Portfolios and Funds may reject in whole or in part any or all offers to pay for purchases of shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for shares at any time without notice. The Portfolios and Funds will value accepted securities in the manner described in the section "Net Asset Value" for valuing shares of the Portfolios and Funds. The Portfolios and Funds will only accept securities which are delivered in proper form. The acceptance of securities by certain of the Portfolios or Funds in exchange for shares is subject to additional requirements. For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of Portfolio or Fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Shareholder Services at 800-222-5852. Investors should not send securities to the Portfolios and Funds except when authorized to do so and in accordance with specific instructions received from Shareholder Services.


ARCHER MEDICAL SAVINGS ACCOUNT. The Funds administer existing Archer Medical Savings Accounts ("MSA"). New accounts may only be opened by participants employed by a firm offering, as of December 31, 2003, an MSA through the WM Group of Funds. The MSA is a specialized product with its own specific account investment requirements, privileges and policies. MSAs may purchase only Class A shares of the Portfolios and Money Market Fund. Investment minimums for the Portfolios and Money Market Fund are: either the lesser of $2,000 or the shareholder's HDHP-provided maximum; OR at least $100 monthly systematic purchases. Sales charges and dealer re-allowances are as stated in the Prospectus.

Certain provisions apply to the check writing privilege for MSAs, as follows:
(1) Checks may be drafted from the Money Market Fund Class A shares only; (2) The Money Market Fund must be funded as stated above; (3) there is no minimum check amount; and (4) a check presented for an amount in excess of the then current value of the Money Market Fund shares held in the account will be considered an instruction to redeem all shares of the Money Market Fund held in the account, with the excess being applied to shares of the Portfolios held in the account in the following order, in each case redeeming shares of the Portfolios to the extent necessary to cover the remaining amount of the check:

Flexible Income Portfolio, Conservative Balanced Portfolio, Balanced Portfolio, Conservative Growth Portfolio and Strategic Growth Portfolio.

MSA investments in the Portfolios may be counted towards Rights of Accumulation
(ROA) and Letter of Intent (LOI) options. The Funds may close an MSA after 60 days written notice if the account balance is less than $2,000 and the account owner has failed to make monthly investments of at least $100 for each of the preceding six months.

REDEMPTIONS

The procedures for redemption of Class A, Class B and Class C shares of each Portfolio and Fund are summarized in the Prospectus under "Choosing a Share Class -- Redemptions and Exchanges of Shares." The right to redeem may be suspended or the date of payment postponed (1) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Portfolio's or Fund's investments or determination of its net asset value not reasonably practicable or (3) for such other periods as the SEC by order may permit for protection of shareholders.


REDEMPTION FEE -- INTERNATIONAL GROWTH FUND CLASS A SHARES ONLY. A redemption from the International Growth Fund, including a redemption by way of exchange, made within 90 days of any purchase by the shareholders of Class A shares of the International Growth Fund will be subject to a redemption fee equal to 2.00% of the redemption proceeds (in addition to any applicable CDSC). The redemption fee will be retained by the Fund.. In determining whether a redemption fee is payable it is assumed that the purchase from which the redemption is made is the earliest purchase for shares of the Fund by the shareholder from which a redemption or exchange has not already been effected.

CONTINGENT DEFERRED SALES CHARGES

Contingent deferred sales charges (each, a "CDSC") imposed upon redemptions of Class A, Class B and Class C shares will be retained by the Distributor, and may be waived in certain instances, as described in the current Prospectus and below.

APPLICATION OF CLASS A SHARES CDSC. The Class A CDSC of 1.00% may be imposed on certain redemptions within 18 months of purchase, respectively, with respect to Class A shares (i) purchased at NAV without a sales charge at time of purchase due to being a purchase of $1 million or more, or (ii) acquired, including Class A shares of a Money Fund acquired, through an exchange for Class A shares of a non-Money Fund purchased at NAV without a sales charge at the time of purchase due to being a purchase of $1 million or more. The CDSCs for Class A shares are calculated on the shares' cost in determining whether the CDSC is payable, and the Funds will first redeem shares not subject to any CDSC.

With respect to certain investors who purchase Class A shares through an authorized dealer and who receive a waiver of the entire initial sales charge on Class A shares because the Class A shares were purchased through a plan qualified under Section 401(k) of the Code ("401(k) Plan") or who hold Class A shares of a Money Fund that were acquired through an exchange for non-Money Fund Class A shares that were purchased at NAV through one of such plans, a CDSC of 1.00% may be imposed on the amount that was invested through the plan in such Class A shares and that is redeemed (i) if, within the first 18 months after the plan's initial investment in the Funds, the named fiduciary of the plan withdraws the plan from investing in the Funds in a manner that causes all shares held by the plan's participants to be redeemed; or (ii) by a plan participant within two years of the plan participant's purchase of such Class A shares. This CDSC will be waived on redemptions in connection with certain involuntary distributions, including distributions arising out of the death or disability of a shareholder (including one who owns the shares as joint tenant).

WAIVERS OF CLASS A SHARES CDSC. The Class A CDSC is waived for redemptions of Class A shares (i) that are part of exchanges for Class A shares of other WM Funds; (ii) for distributions to pay benefits to participants from a retirement plan qualified under Section 401(a) or 401(k) of the Code, including distributions due to the death or disability of the participant (including one who owns the shares as a joint tenant); (iii) for distributions from a 403(b) Plan or an IRA due to death, disability, or attainment of age 70 1/2, including certain involuntary distributions; (iv) for tax-free returns of excess contributions to an IRA; (v) for distributions by other employee benefit plans to pay benefits; (vi) in connection with certain involuntary distributions;
(vii) for systematic withdrawals in amounts of 1.00% or less per month; and
(viii) by a 401(k) Plan participant so long as the shares were purchased through the 401(k) Plan and the 401(k) Plan continues in effect with investments in Class A shares of the Fund. See "How to Buy and Redeem Shares" in the SAI.

For purposes of the waivers described in such section of the Prospectus, a person will be deemed "disabled" only if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or be of long-continued and indefinite duration.

DEFERRED SALES CHARGE ALTERNATIVE: CLASS B AND CLASS C SHARES. If you choose the deferred sales charge alternative, you will purchase Class B or Class C shares at their NAV per share without the imposition of a sales charge at the time of purchase. Class B shares of the Short Term Income Fund that are redeemed within four years of purchase, and Class B shares of the remaining Portfolios and Funds that are redeemed within five years of purchase, however, will be subject to a CDSC as described below. Class C shares redeemed during the first 12 months after purchase are subject to a 1.00% CDSC. CDSC payments and distribution fees on Class B and Class C shares may be used to fund commissions payable to Authorized Dealers.

For Class B shares, no charge will be imposed with respect to shares having a value equal to any net increase in the value of shares purchased during the preceding four or five years and shares acquired by reinvestment of net investment income and capital gain distributions. The amount of the charge is determined as a percentage of the NAV of the shares at the time of purchase. The percentage used to calculate the CDSC will depend on the number of years since you invested the dollar amount being redeemed, according to the following tables:


Class B shares of all           Class B shares of all           Class B shares of all WM Trust
Portfolios and Funds (except    Portfolios and WM Trust II      I Funds purchased before March
for the Short Term Income       Funds (except for the Short     20, 1998 and the Short Term
Fund) purchased after March     Term Income Fund) purchased     Income Fund
20, 1998 (other than shares of  before March 20, 1998, and
the Funds received in           shares of the Funds received
connection with the merger of   in connection with the merger
other mutual funds into         of other mutual funds into
certain Funds).                 certain Funds.



      YEAR OF         CONTINGENT           YEAR OF           CONTINGENT          YEAR OF           CONTINGENT
    REDEMPTION         DEFERRED          REDEMPTION           DEFERRED         REDEMPTION           DEFERRED
  AFTER PURCHASE     SALES CHARGE      AFTER PURCHASE       SALES CHARGE     AFTER PURCHASE          SALES
-------------------  ------------   ---------------------   ------------   -------------------     ----------
First                        5.00%  First                           5.00%  First                         4.00%
Second                       4.00%  Second                          4.00%  Second                        3.00%
Third                        3.00%  Third                           3.00%  Third                         2.00%
Fourth                       2.00%  Fourth                          3.00%  Fourth                        1.00%
Fifth                        1.00%  Fifth                           2.00%  Fifth and following           0.00%
Sixth and following          0.00%  Sixth                           1.00%
                                    Seventh and following           0.00%


Class B shares of all Portfolios and Funds (except for Short Term Income Fund) purchased after April 1, 2003 (other than shares of the Funds received in connection with the merger of other mutual funds into certain Funds).


       YEAR OF           CONTINGENT
     REDEMPTION           DEFERRED
   AFTER PURCHASE       SALES CHARGE
---------------------   ------------
First                           5.00%
Second                          5.00%
Third                           4.00%
Fourth                          3.00%
Fifth                           2.00%
Sixth and following             0.00%


Class B shares of the Short Term Income Fund purchased after April 1, 2003.


       YEAR OF           CONTINGENT
     REDEMPTION           DEFERRED
   AFTER PURCHASE       SALES CHARGE
---------------------   ------------
First                       4.00%
Second                      4.00%
Third                       3.00%
Fourth                      2.00%
Fifth and following         0.00%


For these purposes, all purchases are considered made on the last day of the month of purchase. To determine the CDSC payable on a redemption of Class B or Class C shares, a Fund will first redeem Class B or Class C shares not subject to a CDSC. Thereafter, to determine the applicability and rate of any CDSC, it will be assumed that shares representing the reinvestment of dividends and capital gain distributions are redeemed first and shares held for the longest period of time are redeemed next. Using this method, your sales charge, if any, will be at the lowest possible CDSC rate.

The Trusts have adopted procedures to convert Class B shares, without payment of any sales charges, into Class A shares, which have lower distribution fees, after the passage of approximately eight years after purchase. Those shares of the former Griffin Funds purchased prior to the merger with the WM Group of Funds convert in approximately six years after purchase.

The conversion of Class B shares to Class A shares is subject to the availability of a favorable ruling from the Internal Revenue Service or a determination by the Board of Trustees, after consultation with legal counsel, that such conversion will not be subject to federal income tax. There cannot be any assurance that a ruling or determination will be available. If they should not be available, the conversion of Class B shares to Class A shares would not occur and those shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

WAIVERS OF CLASS B CDSCS. Redemptions of Class B shares from Portfolio or Fund accounts opened prior to April 1, 2002 will not be subject to CDSCs if made in connection with distributions from IRAs or other retirement accounts to shareholders over age 59 1/2, except that the qualifying age shall be 70 1/2 with respect to Class B shares of WM Trust II Funds purchased prior to March 1, 1998. This does not apply to a transfer of assets. See the Prospectus for other CDSC waivers that may apply.


WAIVERS OF CLASS C CDSCS. For Class C shares purchased prior to March 1, 2003, waivers of the 1.00% CDSC applied to Class C shares of the Portfolios and Funds redeemed within 12 months of purchase will be granted under the same conditions as generally apply to waivers of CDSCs on Class B shares, as described in the Prospectus.


DISTRIBUTIONS IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the Trusts may, in accordance with SEC rules, pay any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions when subsequently redeeming shares of those securities.


DEFINITIONS



SPOUSE The person to whom one is legally married.



PARENT The biological or adoptive mother or father of a child.



LEGAL GUARDIAN A person legally placed in charge of the affairs of a minor or an incompetent person.



CHILD A biological or adopted son or daughter; a stepchild; a legal ward; or a child of a person standing in loco parentis.



MINOR CHILD A child under the age of 21, regardless of the age of majorityrecognized by the law of the state in which the child resides.



GRANDCHILD A child of one's child under the age of 21.



DOMESTIC PARTNER. Generally, a domestic partner is someone who lives with you full-time and shares your life much like a married spouse would. Domestic partners can be either same-sex or opposite-sex.


To qualify, you and your domestic partner must have satisfied all of the following requirements for at least six months before signing an affidavit:

- you have a committed, exclusive relationship and intend to remain partners indefinitely

- you live together/share the same permanent residence

- you share financial responsibility for basic living expenses

- you are both at least 18 years old and mentally competent

- you are not related to each other by blood so as to preclude marriage in your state of residence

- neither of you is married to anyone else, legally separated or is anyone else's domestic partner

                                      TAXES

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI and all references to the Funds in this discussion include the Portfolios. New legislation, as well as administrative changes or court decisions, may significantly alter the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the other funds within a Trust. 54Each of the Funds intends to elect to be treated and to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things:



(a) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;



(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid -- generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and



(c) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Fund's investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.



In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, the American Jobs Creation Act of 2004 (the "2004 Act"), provides that for taxable years of a RIC beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.



If the Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, defined below).



If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including Capital Gains Dividends) will in general be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.


Notwithstanding the distribution requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and tax-exempt interest income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year (i) at least 98% of its ordinary income for that year, (ii) at least 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period generally ending on October 31 of that year, and (iii) certain other amounts. Each Fund intends to make distributions sufficient to avoid imposition of the 4% excise tax.


For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.



In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. In any event, if the qualified dividend income received by the Fund during any taxable year is 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.


The Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal, Tax-Exempt Money Market and California Money Funds will be qualified to pay exempt-interest dividends to their shareholders only if, at the close of each quarter of a Fund's taxable year, at least 50% of the total value of a Fund's assets consist of obligations the interest on which is exempt from federal income tax. Shareholders of a Fund are required to report tax-exempt interest on their federal income tax returns. Part or all of the interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of these funds will not be deductible for federal income tax purposes or, in the case of the California Municipal, California Insured Intermediate and California Money Funds, for California income tax purposes. Any loss on the sale or exchange of shares in these Funds held for six months or less will be disallowed to the extent of any exempt-interest dividend received by the shareholders with respect to such shares. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Municipal funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or who are related to substantial users) of facilities financed by "private activity bonds" or "industrial development bonds." For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of such bonds. Moreover, as noted in the Prospectus, some or all of these Funds' dividends may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. Similar rules apply for California state personal income tax purposes. Shareholders should consult their own tax advisors as to whether they are (1) "substantial users" with respect to a facility or "related" to such users within the meaning of the Code or (2) subject to federal alternative minimum tax, the federal "branch profits" tax, or the federal "excess net passive income" tax. Issuers of bonds purchased by the Tax-Exempt Bond, California Municipal and California Insured Intermediate Municipal Funds, the Tax-Exempt Money Market Fund and the California Money Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

The portion of distributions made by any Fund to its corporate shareholders which are derived from dividends received by such Fund from U.S. domestic corporations may qualify for the dividends received deduction for corporations (reduced to the extent shares of such Fund are treated as debt-financed) if certain holding period requirements with respect to the Fund shares (generally 46 days without protection from risk of loss during the 90-day period beginning on the day 45 days before the ex-dividend date) and certain other requirements are met and if such Fund could have taken such deduction if it were a regular corporation. Receipt of certain distributions qualifying for the deduction may result in reduction of the tax basis of the corporate shareholder's shares and require current income recognition to the extent it is in excess of such basis. Distributions made by the Fixed-Income Funds generally will not be eligible for the dividends received deduction otherwise available to corporate taxpayers.

A Fund's investments, if any, in securities issued at a discount (for example, zero-coupon bonds) and certain other obligations will (and investments in securities purchased at a discount may) require this Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities that it otherwise would have continued to hold.

As described above and in the Prospectus, certain of the Funds may invest in certain types of futures contracts and options. The Funds anticipate that these investment activities will not prevent the Funds from qualifying as RICs. As a general rule, these investment activities may accelerate, increase or decrease the amount of long-term and short-term capital gains or losses realized by a Fund and, accordingly, will affect the amount of capital gains distributed to a Fund's shareholders.

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. In addition, if a Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles (or other similar transactions), it will be subject to special tax rules (including mark-to-market, straddle, wash sale, short sale and constructive sale rules), the effect of which may be to accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund's securities, convert capital gains into ordinary income, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

In addition, investment by a Fund in an entity that qualified as a "passive foreign investment company" under the Code could subject the Fund to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment. This tax or charge may be avoided, however, by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75% or more of the income of which, for the taxable year, is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, foreign currency gains and certain income from notional principal contracts. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business, certain income received from related persons and certain other income.

Distributions of net capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain (generally taxed at a 15% tax rate for noncorporate shareholders) regardless of how long the shareholder has held Fund shares. If a shareholder held shares six months or less and during that period received a distribution of net capital gains, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution (and to the extent not disallowed by virtue of exempt-interest dividend distributions, if any, as described above). In addition, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

While only the Equity Funds expect to realize a significant amount of net long-term capital gains, any such realized gains will be distributed as described in the Prospectus and will be designated as such in a written notice mailed to the shareholder after the close of the Fund's taxable year.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another Fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed, even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE STRATEGIC ASSET MANAGEMENT PORTFOLIOS

A Portfolio will not be able to offset gains realized by one Fund in which such Portfolio invests against losses realized by another Fund in which such Portfolio invests. The Portfolio's use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.


If a Portfolio receives dividends from an underlying Fund that qualifies as a regulated investment company, and the underlying Fund designates such dividends as "qualified dividend income," then the Portfolio may in turn designate a portion of its distributions as "qualified dividend income" as well, provided the Portfolio meets the holding period and other requirements with respect to shares of the underlying Fund.


Depending on a Portfolio's percentage ownership in an underlying Fund both before and after a redemption, a Portfolio's redemption of shares of such Fund may cause the Portfolio to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Portfolio's tax basis in the shares of the underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amounts of the distribution. This could cause shareholders of the Portfolio to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying Funds directly.

Although a Portfolio may itself be entitled to a deduction for foreign taxes paid by the International Growth Fund, the Portfolio will not be able to pass any such credit or deduction through to its own shareholders.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE INTERNATIONAL GROWTH FUND

If at the end of the International Growth Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund intends to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's shareholders in connection with the Fund's dividends received by them. In this case, shareholders generally will be required to include in their gross income their pro rata share of such taxes. Shareholders may then deduct such pro rata portion of such taxes or, alternatively, such shareholders who hold Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE CALIFORNIA MUNICIPAL FUND, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND AND CALIFORNIA MONEY FUND

If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of each of the California Municipal Fund, California Insured Intermediate Municipal Fund and California Money Fund (the "California Funds") consist of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax-Exempt Obligations"), and if each of the California Funds continues to qualify as a regulated investment company for federal income tax purposes, then each respective California Fund will be qualified to pay dividends, subject to certain limitations, to its shareholders that are exempt from California state personal income tax, but not from California state franchise tax or California state corporate income tax ("California Exempt-Interest Dividends"). However, the total amount of California Exempt-Interest Dividends paid by each of the California Funds to each of the California Fund's non-corporate shareholders with respect to any taxable year cannot exceed the amount of interest received by such California Fund during such year on California Tax-Exempt Obligations less any expenses and expenditures (including any dividends paid to corporate shareholders) deemed to have been paid from such interest. If the aggregate dividends designated as California Exempt-Interest Dividends exceed the amount that may be treated as California Exempt-Interest Dividends, only that percentage of each dividend distribution equal to the ratio of the aggregate amount that may be so treated to aggregate dividends so designated will be treated as a California Exempt-Interest Dividend. Dividend distributions that do not qualify for treatment as California Exempt-Interest Dividends will be taxable to shareholders at ordinary tax rates for California personal income tax purposes. In addition, shareholders who receive social security or railroad retirement benefits should consult their tax advisors to determine what effect, if any, an investment in one of these Funds may have on the taxation of these benefits.

SHAREHOLDER STATEMENTS

Each shareholder will receive after the close of the calendar year an annual statement and such other written notices as are appropriate as to the federal income and California state personal income tax status of the shareholder's dividends and distributions received from the Fund for the prior calendar year. These statements will also inform shareholders as to the amount of exempt-interest dividends that is a specific preference item for purposes of the federal individual and corporate alternative minimum taxes for the current tax year. Shareholders should consult their tax advisors as to any other state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded or exempt from federal income taxation or California State personal income taxation and the dollar amount of dividends subject to federal income taxation or California State personal income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund. To the extent that the Tax-Exempt Bond, California Municipal, California Insured Intermediate Municipal, Tax-Exempt Money Market and California Money Funds earn taxable net investment income, they intend to designate as taxable dividends the same percentage of each day's dividend (or of each day's taxable net investment income) as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

If a shareholder fails to furnish a correct taxpayer identification number, fails to certify that the taxpayer identification number is correct and that the shareholder is not subject to "backup withholding," or if the Internal Revenue Service or a broker notifies the Fund that withholding is required then the shareholder may be subject to the 30% "backup withholding" tax currently in effect with respect to (1) taxable dividends and distributions and (2) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is generally his or her social security number. The 30% "backup withholding" tax is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.


ADDITIONAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS: In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the 2004 Act, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund (the "interest-related dividend"), and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (the "short-term capital gain dividends"). In addition, as indicated above, Capital Gain Dividends will not be subject to withholding of U.S. federal income tax.



The fact that a Portfolio achieves its investment objectives by investing in the Funds will generally not adversely affect the Portfolio's ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the Funds, except possibly to the extent that (1) interest-related dividends received by the Portfolio are offset by deductions allocable to the Portfolio's qualified interest income or (2) short-term capital gain dividends received by the Portfolio are offset by the Portfolio's net short- or long-term capital losses, in which case the amount of a distribution from the Portfolio to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying Fund.



If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.



The 2004 Act modifies the tax treatment of distributions from a Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs ("FIRPTA Distributions") will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations. Under current law, a distribution from a Portfolio to a foreign person is not anticipated to be characterized as a FIRPTA Distribution.



Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning after December 31, 2004) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN INCOME TAX CONSIDERATIONS GENERALLY AFFECTING A FUND AND ITS SHAREHOLDERS AND IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. SHAREHOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS WITH SPECIFIC REFERENCE TO THEIR OWN TAX SITUATIONS, INCLUDING THEIR FEDERAL, STATE, LOCAL AND FOREIGN, IF ANY, TAX LIABILITIES.

                                   DISTRIBUTOR


WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and a wholly-owned subsidiary of Washington Mutual, Inc., serves as distributor for Class A, Class B and Class C shares. For the fiscal year ended October 31, 2004, the Distributor received: (i) $[ ] representing commissions (front-end sales charges) on the sale of Class A shares; (ii) $ [ ] representing commissions on the sale of Class C shares; (iii) $[ ] representing CDSC fees from the redemption of Class A shares; (iv) $[ ]representing CDSC fees from the redemption of Class B shares; and (v) $[ ] representing CDSC fees from the redemption of Class C Shares. Amounts per Fund are as follows:



                                                              FRONT-END SALES CHARGES
                                                              -----------------------
                                                               CLASS A      CLASS C
                                                              ----------   ----------
REIT Fund...................................................  $            $
Equity Income Fund..........................................
Growth & Income Fund........................................
West Coast Equity Fund......................................
Mid Cap Stock Fund..........................................
Growth Fund.................................................
Small Cap Value Fund........................................
Small Cap Growth Fund.......................................
International Growth Fund...................................
Short Term Income Fund......................................
U.S. Government Securities Fund.............................
Income Fund.................................................
High Yield Fund.............................................
Tax-Exempt Bond Fund........................................
California Municipal Fund...................................
California Insured Intermediate Municipal Fund..............

                                                                  CDSC FEES
                                                         ----------------------------
                                                         CLASS A   CLASS B    CLASS C
                                                         -------   -------    -------
REIT Fund..............................................  $         $          $
Equity Income Fund.....................................
Growth & Income Fund...................................
West Coast Equity Fund.................................
Mid Cap Stock Fund.....................................
Growth Fund............................................
Small Cap Value Fund...................................
Small Cap Growth Fund..................................
International Growth Fund..............................
Short Term Income Fund.................................
U.S. Government Securities Fund........................
Income Fund............................................
High Yield Fund........................................
Tax-Exempt Bond Fund...................................
California Municipal Fund..............................
California Insured Intermediate Municipal Fund.........
Money Market Fund......................................



Additionally, the Distributor serves as distributor for Class A, Class B and Class C shares of the Portfolios. For the fiscal year ended October 31, 2004, WM Funds Distributor, Inc. received $[ ] representing commissions on the sale of Class A shares and $[ ] representing commissions on the sale of Class C shares. In addition, the Distributor received $[ ], representing CDSC fees on the redemption of Class A shares, $[ ] on the redemption of Class B shares and $[ ] representing CDSC fees on the redemption of Class C shares. Amounts per Portfolio are as follows:



                                                              FRONT-END SALES CHARGES
                                                              ------------------------
                                                                CLASS A       CLASS C
                                                              ------------   ---------
Flexible Income Portfolio...................................  $              $
Conservative Balanced Portfolio.............................
Balanced Portfolio..........................................
Conservative Growth Portfolio...............................
Strategic Growth Portfolio..................................



                                                                  CDSC FEES
                                                        ------------------------------
                                                        CLASS A   CLASS B      CLASS C
                                                        -------   --------     -------
Flexible Income Portfolio.............................  $         $            $
Conservative Balanced Portfolio.......................
Balanced Portfolio....................................
Conservative Growth Portfolio.........................
Strategic Growth Portfolio............................



Each of the Funds has adopted three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B and Class C shares of the Fund. Under the applicable Rule 12b-1 Plans, the Distributor receives a service fee at an annual rate of 0.25% of the average daily net assets of the classes. For the fiscal year ended October 31, 2004, this fee amounted to $[ ] for Class A shares, $[ ] for Class B shares and $[ ] with respect to Class C shares. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B shares and Class C shares at an annual rate of 0.75% of the average daily net assets of such shares, which amounted to $[ ] for the fiscal year ended October 31, 2004 with respect to Class B shares and $[ ] with respect to Class C shares. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. Amounts per Fund are as follows:


                                                                SERVICE FEES
                                                       ------------------------------
                                                       CLASS A    CLASS B    CLASS C
                                                       -------    -------    -------
REIT Fund............................................  $          $          $
Equity Income Fund...................................
Growth & Income Fund.................................
West Coast Equity Fund...............................
Mid Cap Stock Fund...................................
Growth Fund..........................................
Small Cap Value Fund.................................
Small Cap Growth Fund................................
International Growth Fund............................
Short Term Income Fund...............................
U.S. Government Securities Fund......................
Income Fund..........................................
High Yield Fund......................................
Tax-Exempt Bond Fund.................................
California Municipal Fund............................
California Insured Intermediate Municipal Fund.......
Money Market Fund....................................



                                                         DISTRIBUTOR FEES
                                         -------------------------------------------------
                                          CLASS B     FEES WAIVED   CLASS C    FEES WAIVED
                                         ----------   -----------   --------   -----------
REIT Fund..............................  $            $        --   $          $        --
Equity Income Fund.....................                        --                       --
Growth & Income Fund...................                        --                       --
West Coast Equity Fund.................                        --                       --
Mid Cap Stock Fund.....................                        --                       --
Growth Fund............................                        --                       --
Small Cap Value Fund...................                        --                       --
Small Cap Growth Fund..................                        --                       --
International Growth Fund..............                        --                       --
Short Term Income Fund.................                        --                       --
U.S. Government Securities Fund........                        --                       --
Income Fund............................                        --                       --
High Yield Fund........................                        --                       --
Tax-Exempt Bond Fund...................                        --                       --
California Municipal Fund..............                        --                       --
California Insured Intermediate
  Municipal Fund.......................                        --                       --
Money Market Fund......................



Additionally, each of the Portfolios has adopted three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, one each for the Class A, Class B and Class C shares of the Portfolios. Under the applicable Rule 12b-1 Plans, the Distributor is paid a shareholder service fee at an annual rate of 0.25% of the average daily net assets of each class of shares. For the year ended October 31, 2004, this fee amounted to $[ ] for Class A shares, $[ ] for Class B shares and $[ ] for Class C shares. Additionally, under the Class B and the Class C Plans, the Distributor is to be paid an annual distribution fee of up to 0.75% of the average daily net assets of the Class B shares of each Portfolio for activities primarily intended to result in the sale of Class B and Class C shares for the Portfolios, which amounted to $[ ] for fiscal year ended October 31, 2004 with respect to Class B shares and $[ ] with respect to Class C shares. Amounts per Portfolio are as follows:



                                                              SERVICE FEES
                                                    --------------------------------
                                                    CLASS A      CLASS B     CLASS C
                                                    -------      -------     -------
Flexible Income Portfolio.........................  $            $           $
Conservative Balanced Portfolio...................
Balanced Portfolio................................
Conservative Growth Portfolio.....................
Strategic Growth Portfolio........................



                                                               DISTRIBUTOR FEES
                                                              -------------------
                                                              CLASS B     CLASS C
                                                              -------     -------
Flexible Income Portfolio...................................  $           $
Conservative Balanced Portfolio.............................
Balanced Portfolio..........................................
Conservative Growth Portfolio...............................
Strategic Growth Portfolio..................................


Because the Distributor may retain any amount of its fee that is not so expended, the Rule 12b-1 Plans are characterized by the SEC as "compensation-type" plans. The service fee is paid by the Fund to the Distributor, who in turn, pays a portion of the service fee to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check for the shareholders. Under their terms, both Rule 12b-1 Plans shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees.

                                   APPENDIX A
             DESCRIPTION OF BOND, NOTES AND COMMERCIAL PAPER RATINGS

DESCRIPTION OF S&P CORPORATE BOND RATINGS

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayments, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligations are being continued. A C will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired. Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S CORPORATE AND MUNICIPAL BOND RATINGS

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as for Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are related Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds, which are rated B generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH CORPORATE BOND RATINGS


                                INVESTMENT GRADE


AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category. SPECULATIVE GRADE


BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, and C: High default risk. Default risk is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probably. C ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90% -- 100% of outstanding amounts and accrued interest. DD indicated potential recoveries in the range of 50% -- 90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given the designation of SP-1+. Notes rated SP-1 have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. Notes rated SP-3 have a speculative capacity to pay principle and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/ VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: 1) leading market positions in well-established industries, 2) high rates of return on funds employed, 3) conservative capitalization structure with moderate reliance on debt and ample asset protection, 4) broad margins in earnings coverage of fixed financial charges and high internal cash generation and 5) well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios,while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

DESCRIPTION OF FITCH'S COMMERCIAL PAPER RATINGS

The rating F1+ (Exceptionally Strong Credit Quality) is the highest commercial rating assigned by Fitch and is assigned to issues regarded as having the strongest degree of assurance for timely payment. Paper rated F1 (Highest Credit Quality) is regarded as having an assurance of timely payment only slightly less in degree than issues rated F1+. The rating F2 (Good Credit Quality) reflects an assurance of timely payment, but the margin of safety is not as great as for issues assigned F1+ or F1 ratings. The F3 rating (Fair Credit Quality) denotes that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade, whereas, B is a Speculative rating meaning that there is minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions. A rating of C (High Default Risk) shows that default is a real possibility. It also shows that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment. D stands for Default and denotes actual or imminent payment default.

                                   APPENDIX B
                              PROXY VOTING POLICIES

The Board of Trustees has delegated to the Advisor, or, where applicable, the Sub-advisor responsible for the management of a particular Fund (or, for the Growth Fund, the relevant portion of the Fund), responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the Advisor's or Sub-advisor's proxy voting policies and procedures. A copy of the proxy voting policies and procedures to be followed by the Advisor and each Sub-advisor, including procedures to be used when a vote presents a conflict of interest, are attached.

                  PROXY VOTING PROCEDURES OF WM ADVISORS, INC.

THE ROLE OF WM ADVISORS, INC.

In its capacity as an investment adviser for each of its clients, WM Advisors, Inc. ("WMA") shall, except where WMA and the client have otherwise agreed, assist the client in voting proxies with respect to its portfolio securities to the extent that such proxies relate to matters involving investment judgment. In addition, the client may authorize WMA, in its capacity as adviser, to vote the client's proxies. In such cases, WMA is responsible for casting the proxy votes in a manner consistent with the best interests of the client. WMA may delegate its responsibilities with respect to proxy voting for any client to one or more sub-advisers approved by the client.

THE ROLE OF THE PROXY VOTING SERVICE

WMA has engaged Institutional Shareholder Services ("ISS") to assist in the voting of proxies. ISS is responsible for coordinating with the client's custodian to ensure that all proxy materials received by the custodian relating to the client's portfolio securities are processed in a timely fashion. Subject to the right of the client, WMA and any applicable sub-adviser to instruct ISS to vote a specific proxy in a specific manner (an "Exception"), ISS will vote all proxies in accordance with its proxy voting guidelines. (Where those guidelines call for a determination to be made on a case-by-case basis, ISS is responsible for obtaining such information as is reasonably necessary for it to determine how to vote such proxies in the best interests of the client, and for so voting such proxies.) ISS will notify WMA and any applicable sub-adviser as to how it intends to vote each proxy no later than 3 business days prior to voting such proxy. In the event WMA or a sub-adviser wishes to create an Exception for a proxy vote, it will notify ISS at least 1 business day before the last day on which the proxy could be voted. Except as may otherwise be agreed by a client, WMA will provide a report (including both the basis and rationale for the Exception and a certification as to the absence of any conflict of interest (as described below under "Conflicts of Interest") relating to such proxy) with respect to each Exception to the client at least quarterly.

ISS will identify to WMA any proxy with respect to which it may be deemed to have a conflict of interest at least 5 business days prior to the last day such proxy could be voted. WMA will determine how any such proxy will be voted, unless it may also be deemed to have a conflict, in which case WMA will make a recommendation to the client with respect to the proxy, and the client will determine how the proxy should be voted.

CONFLICTS OF INTEREST

Occasions may arise where a person or organization involved in the proxy voting process for a client may have a conflict of interest in voting the client's proxy. A conflict of interest may exist, for example, if WMA has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., a familial relationship with company management) relating to a particular proxy shall disclose that conflict to WMA and otherwise remove himself or herself from the proxy voting process. WMA will review each proxy with respect to which it wishes to create an Exception to determine if a conflict of interest exists and will provide the client with a Conflicts Report for each proxy that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside WMA (other than routine communications from proxy solicitors) with respect to the proxy.

                  PROXY VOTING GUIDELINES OF WM ADVISORS, INC.

The proxy voting guidelines below give a general indication of how WM Advisors, Inc. ("WMA") will vote a client's portfolio securities on proposals dealing with a particular issue. WMA may delegate its responsibilities with respect to proxy voting for any client to one or more sub-advisers approved by the client. In cases where WMA has engaged a proxy voting service, the proxy voting service will vote all proxies relating to client's portfolio securities in accordance with its guidelines, except as otherwise instructed by the client, WMA or any relevant sub-adviser. If a portfolio security is currently being loaned by a client but is the subject of a vote that WMA determines is material to the value of the security, WMA will seek to recall that portfolio security and vote the proxy in accordance with these guidelines. Votes with respect to portfolio securities on loan will otherwise be voted in the discretion of the borrower.

The proxy voting guidelines are just that -- guidelines. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when WMA may not vote in strict adherence to these guidelines.

WMA, as part of its ongoing review and analysis of all client portfolio holdings, is responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the client and/or any proxy voting service of circumstances where the client's interests warrant a vote contrary to these guidelines.

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as "management proposals"), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and WMA's intent to hold corporate boards accountable for their actions in promoting shareholder interests, the client's proxies generally will be voted in support of decisions reached by independent boards of directors. Accordingly, the client's proxies will be voted FOR board-approved proposals, except as indicated below.

DOMESTIC (U.S.) PROXIES

1. AUDITORS

a. Vote FOR proposals to ratify auditors, unless any of the following apply:

- An auditor has a financial interest in or association with the company, and is therefore not independent;

- Fees for non-audit services are excessive, or

- There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2. BOARD OF DIRECTORS

a. Voting on Director Nominees in Uncontested Elections

- Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

b. Classification/Declassification of the Board

- Vote AGAINST proposals to classify the board.

- Vote FOR proposals to repeal classified boards and to elect all directors annually.

c. Independent Chairman (Separate Chairman/CEO)

- Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

d. Majority of Independent Directors/Establishment of Committees

- Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

- Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. SHAREHOLDER RIGHTS

a. Shareholder Ability to Act by Written Consent

- Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

- Vote FOR proposals to allow or make easier shareholder action by written consent.

b. Shareholder Ability to Call Special Meetings

- Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

- Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

c. Supermajority Vote Requirements

- Vote AGAINST proposals to require a supermajority shareholder vote.

- Vote FOR proposals to lower supermajority vote requirements.

d. Cumulative Voting

- Vote AGAINST proposals to eliminate cumulative voting.

- Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

e. Confidential Voting

- Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

- Vote FOR management proposals to adopt confidential voting.

4. PROXY CONTESTS

a. Voting for Director Nominees in Contested Elections

- Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

b. Reimbursing Proxy Solicitation Expenses

- Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

- Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. MERGERS AND CORPORATE RESTRUCTURINGS

- Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

- Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

a. Common Stock Authorization

- Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

- Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

- Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

b. Dual-class Stock

- Vote AGAINST proposals to create a new class of common stock with superior voting rights.

- Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

- It is intended for financing purposes with minimal or no dilution to current shareholders; or

- It is not designed to preserve the voting power of an insider or significant shareholder.

9. EXECUTIVE AND DIRECTOR COMPENSATION

a.

- Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. ISS's methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

- Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

b. Management Proposals Seeking Approval to Reprice Options

- Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

- Historic trading patterns

- Rationale for the repricing

- Value-for-value exchange

- Option vesting

- Term of the option

- Exercise price

- Participation

c. Employee Stock Purchase Plans

- Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

- Vote FOR employee stock purchase plans where all of the following apply:

- Purchase price is at least 85 percent of fair market value;

- Offering period is 27 months or less; and

- Potential voting power dilution (VPD) is ten percent or less.

- Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

d. Shareholder Proposals on Compensation

- Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. SOCIAL AND ENVIRONMENTAL ISSUES

- These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity. In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

FOREIGN (NON-U.S.) PROXIES

1. FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

- Vote FOR approval of financial statements and director and auditor reports, unless:

- there are concerns about the accounts presented or audit procedures used; or

- the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

2. APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

- Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

- there are serious concerns about the accounts presented or the audit procedures used;

- the auditors are being changed without explanation; or

- non-audit-related fees are substantial or are routinely in excess of standard annual audit fees.

- Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

- ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

3. APPOINTMENT OF INTERNAL STATUTORY AUDITORS

- Vote FOR the appointment or reelection of statutory auditors, unless:

- there are serious concerns about the statutory reports presented or the audit procedures used;

- questions exist concerning any of the statutory auditors being appointed; or

- the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

4. ALLOCATION OF INCOME

- Vote FOR approval of the allocation of income, unless:

- the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

- the payout is excessive given the company's financial position.

5. STOCK (SCRIP) DIVIDEND ALTERNATIVE

- Vote FOR most stock (scrip) dividend proposals.

- Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

6. AMENDMENTS TO ARTICLES OF ASSOCIATION

- Vote amendments to the articles of association on a CASE-BY-CASE basis.

7. CHANGE IN COMPANY FISCAL TERM

- Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

8. LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

- Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

9. AMEND QUORUM REQUIREMENTS

- Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

10. TRANSACT OTHER BUSINESS

- Vote AGAINST other business when it appears as a voting item.

11. DIRECTOR ELECTIONS

- Vote FOR management nominees in the election of directors, unless:

- there are clear concerns about the past performance of the company or the board; or

- the board fails to meet minimum corporate governance standards.

- Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

- Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

- Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

12. DIRECTOR COMPENSATION

- Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

- Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

- Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

- Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

13. DISCHARGE OF BOARD AND MANAGEMENT

- Vote FOR discharge of the board and management, unless:

- there are serious questions about actions of the board or management for the year in question; or

- legal action is being taken against the board by other shareholders.

14. DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

- Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

- Vote AGAINST proposals to indemnify auditors.

15. BOARD STRUCTURE

- Vote FOR proposals to fix board size.

- Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

- Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

16. SHARE ISSUANCE REQUESTS

a. General Issuances

- Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

- Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

b. Specific Issuances

- Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

17. INCREASES IN AUTHORIZED CAPITAL

- Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

- Vote FOR specific proposals to increase authorized capital to any amount, unless:

- the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

- the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

- Vote AGAINST proposals to adopt unlimited capital authorizations.

18. REDUCTION OF CAPITAL

- Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

- Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

19. CAPITAL STRUCTURES

- Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

- Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

20. PREFERRED STOCK

- Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

- Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

- Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

- Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

- Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

21. DEBT ISSUANCE REQUESTS

- Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

- Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

- Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

22. PLEDGING OF ASSETS FOR DEBT

- Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

23. INCREASE IN BORROWING POWERS

- Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

24. SHARE REPURCHASE PLANS:

- Vote FOR share repurchase plans, unless:

- clear evidence of past abuse of the authority is available; or

- the plan contains no safeguards against selective buybacks.

25. REISSUANCE OF SHARES REPURCHASED:

- Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

26. CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:

- Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

27. REORGANIZATIONS/RESTRUCTURINGS:

- Vote reorganizations and restructurings on a CASE-BY-CASE basis.

28. MERGERS AND ACQUISITIONS:

- Vote FOR mergers and acquisitions, unless:

- the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

- the company's structure following the acquisition or merger does not reflect good corporate governance.

- Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

- ABSTAIN if there is insufficient information available to make an informed voting decision.

29. MANDATORY TAKEOVER BID WAIVERS:

- Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

30. REINCORPORATION PROPOSALS:

- Vote reincorporation proposals on a CASE-BY-CASE basis.

31. EXPANSION OF BUSINESS ACTIVITIES:

- Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

32. RELATED-PARTY TRANSACTIONS:

- Vote related-party transactions on a CASE-BY-CASE basis.

33. COMPENSATION PLANS:

- Vote compensation plans on a CASE-BY-CASE basis.

34. ANTI-TAKEOVER MECHANISMS:

- Vote AGAINST all anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

35. SHAREHOLDER PROPOSALS:

- Vote all shareholder proposals on a CASE-BY-CASE basis.

- Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

- Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.


ADOPTED ON JULY 22, 2003

                         CAPITAL GUARDIAN TRUST COMPANY
                       PROXY VOTING POLICY AND PROCEDURES

POLICY

Capital Guardian Trust Company ("CGTC") provides investment management services to clients that include, among others, corporate and public pension plans, foundations and endowments and unaffiliated registered investment companies. CGTC's Personal Investment Management Division ("PIM") provides investment management and fiduciary services, including trust and estate administration, primarily to high net-worth individuals and families. CGTC considers proxy voting an important part of those management services, and as such, CGTC seeks to vote all proxies of securities held in client accounts for which it has proxy voting authority in the best interests of those clients. The procedures that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of CGTC's clients.

FIDUCIARY RESPONSIBILITY AND LONG-TERM SHAREHOLDER VALUE

CGTC's fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, CGTC considers those factors which would affect the value of its clients' investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, CGTC votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.

CGTC believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst's knowledge of a company, its current management, management's past record, and CGTC's general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.

As the management of a portfolio company is responsible for its day to day operations, CGTC believes that management, subject to the oversight of its board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, CGTC votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. CGTC also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients' best interests.

SPECIAL REVIEW

From time to time CGTC may vote a) on proxies of portfolio companies that are also clients of CGTC or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited CGTC or its affiliates to support a particular position. When voting these proxies, CGTC analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interest of its clients. The CGTC Special Review Committee reviews certain of these proxy decisions for improper influences on the decision-making process and takes appropriate action, if necessary.

PROCEDURES

                              PROXY REVIEW PROCESS

Associates in CGTC's proxy voting department, along with compliance associates from the legal department, are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies.

The proxy voting department reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year and certain other administrative items.

All other items are sent by the proxy voting department to the research analyst who follows the company. The analyst reviews the proxy statement and makes a recommendation about how to vote on the issues based on his or her in-depth knowledge of the company. Recommendations to vote with management on certain limited issues are voted accordingly. All other non-standard issues receive further consideration by a proxy voting committee, which reviews the issue and the analyst's recommendation, and decides how to vote. A proxy voting committee may escalate to the full investment committee(s) those issues for which it believes a broader review is warranted. Four proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates. The proxy voting committees are comprised primarily of members of CGTC's and its affiliates' investment committees and their activity is subject to oversight by those committees.

For securities held only in PIM accounts, non-standard items are sent to those associates to whom the CGTC Investment Committee has delegated the review and voting of proxies. These associates may forward certain proposals to the appropriate investment committee for discussion and a formal vote if they believe a broader review is warranted.

CTTC seeks to vote all of tis clients' proxies. In certain circumstances, CGTC may decide not to vote a proxy because the costs of voting outweigh the benefits to its clients (e.g., when voting could lead to share blocking where CGTC wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to CGTC to vote and therefore are not voted.

                             PROXY VOTING GUIDELINES

CGTC has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.

The following guidelines reflect CGTC's general position related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues.

- Corporate governance. CGTC supports strong corporate governance practices. It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.

- Capital structure. CGTC generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as an anti-takeover device, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.

- Stock option compensation plans. CGTC supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. CGTC considers the following factors when voting on proposals related to new stock compensation plans or changes to existing plans; the exercise price of the options, the size of the overall plan and/or size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, CGTC supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.

- Social and corporate responsibility. CGTC votes on these issues based on the potential impact to the value of its clients' investment in the portfolio company.

SPECIAL REVIEW PROCEDURES

If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and must not vote on the issue.

Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc. (CGTC's parent company), are deemed to be "Interested Clients". Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the Special Review Committee ("SRC"). The SRC determines whether the decision was in the best interest of CGTC's clients and may accept or override the decision, or determine another course of action. The SRC is comprised of senior representatives from CGTC's and its affiliates' investment and legal groups and does not include representatives from the marketing department.

Any other proxy will be referred to the SRC if facts or circumstances warrant further review.

CGTC'S PROXY VOTING RECORD

Upon client request, CGTC will provide reports of its proxy voting record as it relates to the securities held in the client's account(s) for which CGTC has proxy voting authority.

ANNUAL ASSESSMENT

CGTC will conduct an annual assessment of this proxy voting policy and related procedures.

EFFECTIVE DATE

This policy is effective as of August 1, 2003.

TESTING AND MONITORING:

                  PROXY VOTING GUIDELINES & PROCEDURES SUMMARY



                 CONCERNING CITIGROUP ASSET MANAGEMENT(1) (CAM)
                      PROXY VOTING POLICIES AND PROCEDURES



The following is a brief overview of the Proxy Voting Policies and Procedures (the "Policies") that CAM has adopted to seek to ensure that CAM votes proxies relating to equity securities in the best interest of clients.



CAM votes proxies for each client account with respect to which it has been authorized to vote proxies. In voting proxies, CAM is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. CAM attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. CAM may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, the CAM adviser (business unit) continues to retain responsibility for the proxy vote.



In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A CAM business unit or investment team (e.g. CAM's Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, CAM will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services' (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.



--------
(1) Citigroup Asset Management comprises Salomon Brothers Asset Management Inc, Smith Barney Asset Management ( a division of Citigroup Global Markets Inc.), Citibank Global Asset Management ( a unit of Citibank, N.A.), Smith Barney Fund Management LLC, Citi Fund Management Inc. and other investment adviser affiliates.

In furtherance of CAM's goal to vote proxies in the best interest of clients, CAM follows procedures designed to identify and address material conflicts that may arise between CAM's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees in writing that they are under an obligation
(i) to be aware of the potential for conflicts of interest on the part of CAM with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's business, and (ii) to bring conflicts of interest of which they become aware to the attention of CAM's compliance personnel. CAM also maintains and considers a list of significant CAM relationships that could present a conflict of interest for CAM in voting proxies. CAM is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which CAM decides to vote a proxy, CAM generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for CAM in voting proxies with respect to such issuer. Such position is based on the fact that CAM is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between CAM and certain other Citigroup business units.



CAM maintains a Proxy Voting Committee to review and address conflicts of interest brought to its attention by CAM compliance personnel. A proxy issue that will be voted in accordance with a stated CAM position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because CAM's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, CAM's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, CAM may vote proxies notwithstanding the existence of the conflict.



If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

                        PERTINENT REGULATION/COMPLIANCE:
                                CROSS REFERENCES:
                          JANUS CAPITAL MANAGEMENT LLC
                             PROXY VOTING PROCEDURES
                                    JUNE 2003

The following represents the procedures for Janus Capital Management LLC ("Janus") with respect to the voting of proxies on behalf of all clients, including mutual funds advised by Janus, for which Janus has voting responsibility and the keeping of records relating to proxy voting.

GENERAL POLICY. Janus votes proxies in the best interest of if its clients. Janus will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service). Janus will only accept direction from a client to vote proxies for that client's account pursuant to 1) Janus' Proxy Voting Guidelines 2) the recommendations of Institutional Shareholder Services or 3) the recommendations of Institutional Shareholder Services under their Proxy Voter Services program.

ERISA PLAN POLICY. On behalf of client accounts subject to ERISA, Janus seeks to discharge its fiduciary duty by voting proxies solely in the best interest of the participants and beneficiaries of such plans. Janus recognizes that the exercise of voting rights on securities held by ERISA plans for which Janus has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence. In voting proxies for ERISA accounts, Janus will exercise its fiduciary responsibility to vote all proxies for shares for which it has investment discretion as investment manager unless the power to vote such shares has been retained by the appointing fiduciary as set forth in the documents in which the named fiduciary has appointed Janus as investment manager.

PROXY VOTING COMMITTEE. The Janus Proxy Voting Committee (the "Committee") develops Janus' positions on all major corporate issues, creates guidelines and oversees the voting process. The Committee is comprised of the Director of Research, the Vice President of Investment Operations, the Vice President of Investment Accounting, the Chief Compliance Officer and internal legal counsel. A quorum is required for all Committee meetings. In creating proxy voting recommendations, the Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Committee establishes its recommendations, they are distributed to Janus' portfolio managers(1) for review and comment. Following portfolio manager input on the recommendations, they are implemented as the Janus Proxy Voting Guidelines (the "Guidelines"). While the Committee sets the Guidelines and serves as a resource for Janus portfolio management, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund or any investment advisory client. The portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Guidelines. However, a portfolio manager may choose to vote contrary to the Guidelines. When portfolio managers cast votes which are contrary to the Guidelines, they are required to document their reasons in writing for the Committee. In many cases, a security may be held by multiple portfolio managers. Portfolio managers are not required to cast consistent votes. Annually the Janus Funds Board of Trustees, or a committee thereof, will review Janus' proxy voting process, policies and voting records.

INVESTMENT ACCOUNTING OPERATIONS GROUP. The Investment Accounting Operations Group is responsible for administering the proxy voting process as set forth in these procedures. The Proxy Administrator in the Investment Accounting Operations Group works with the proxy voting service and is responsible for ensuring that all meeting notices are reviewed against the Guidelines and proxy matters are communicated to the portfolio managers and analysts for consideration pursuant to the Guidelines.

VOTING AND USE OF PROXY VOTING SERVICE. Janus has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are processed in a timely fashion. In addition, the Proxy Voting Service is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Janus upon request.

To the extent applicable, the Proxy Voting Service will process all proxy votes in accordance with the Guidelines. Portfolio managers may decide to vote their proxies consistent with the Guidelines and instruct the Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose to only sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the Guidelines. In all cases, the portfolio mangers may elect to receive a weekly report summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with the Guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation. If the Proxy Administrator does not receive a voting instruction from a Portfolio Manager, and the Guidelines require Portfolio Manager input on the issue, the vote will be cast by the Chief Investment Officer or the Director of Research.

The Proxy Voting Service will refer proxy questions to the Proxy Administrator for instructions under circumstances where: (1) the application of the Guidelines is unclear; (2) a particular proxy question is not covered by the Guidelines; or (3) the Guidelines call for Janus portfolio manager input. The Portfolio Administrator solicits feedback from the Portfolio Manager or the Committee as required. Janus also utilizes research services relating to proxy questions provided by the Proxy Voting Service.


------------
(1) All references to portfolio managers include assistant portfolio managers.

PROCEDURES FOR PROXY ISSUES OUTSIDE THE GUIDELINES. In situations where the Proxy Voting Service refers a proxy question to the Proxy Administrator, the Proxy Administrator will consult with the portfolio manager regarding how the shares will be voted. The Proxy Administrator will refer such questions, through a written request, to the portfolio manager(s) who holds the security for a voting recommendation. The Proxy Administrator may also refer such questions, through a written request to any member of the Committee, but the Committee cannot direct the Proxy Administrator how to vote. If the proxy issue raises a conflict of interest (see Conflict of Interest discussion below), the portfolio manager will document how the proxy should be voted and the rationale for such recommendation. If the portfolio manager has had any contact with persons outside of Janus (excluding routine communications with proxy solicitors) regarding the proxy issue, the portfolio manager will disclose that contact to the Committee. The Committee will review the portfolio manager's voting recommendation. If the Committee believes a conflict exists and that the portfolio manager's voting recommendation is not in the best interests of the shareholders, the Committee will refer the issue to the Janus Chief Investment Officer (or the Director of Research in his/her absence) to determine how to vote.

CONFLICTS OF INTEREST. The Committee is responsible for monitoring and resolving possible material conflicts with respect to proxy voting. A conflict of interest may exist, for example, if Janus has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any portfolio manager with knowledge of a personal conflict of interest (i.e., a family member in a company's management) relating to a particular referral item shall disclose that conflict to the Committee and may be required to recuse himself or herself from the proxy voting process. Issues raising possible conflicts of interest are referred by the Proxy Administrator to the Committee for resolution. Application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest since the Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Guidelines, the Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Committee does not agree that the portfolio manager's rationale is reasonable, the Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.

                         REPORTING AND RECORD RETENTION.

Upon request, on an annual basis, Janus will provide its non-mutual fund clients with the proxy voting record for that client's account. Starting in August 2004, on an annual basis, Janus will provide its proxy voting record for each proprietary mutual fund for the one-year period ending on June 30th on Janus' website.

Janus retains proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by Janus regarding votes cast in contradiction to the Janus guidelines. In addition, any document prepared by Janus that is material to a proxy voting decision such as the Janus Proxy Voting Guidelines, Proxy Voting Committee materials and other internal research relating to voting decisions will be kept. Proxystatements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

                      MORGAN STANLEY INVESTMENT MANAGEMENT
                       PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

Introduction -- Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

Proxy Research Services -- To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

Voting Proxies for certain Non-US Companies -- While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings;
(iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II. GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III. GUIDELINES

A. MANAGEMENT PROPOSALS

1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

- Selection or ratification of auditors.

- Approval of financial statements, director and auditor reports.

- Election of Directors.

- Limiting Directors' liability and broadening indemnification of Directors.

- Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

- Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

- Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

- General updating/corrective amendments to the charter.

- Elimination of cumulative voting.

- Elimination of preemptive rights.

- Provisions for confidential voting and independent tabulation of voting results.

- Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

Capitalization changes

- Capitalization changes that eliminate other classes of stock and voting rights.

- Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

- Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

- Proposals for share repurchase plans.

- Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

- Proposals to effect stock splits.

- Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.


                                  COMPENSATION


- Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

- Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

- Establishment of Employee Stock Option Plans and other employee ownership plans.


                              ANTI-TAKEOVER MATTERS


- Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

- Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

- Capitalization changes that add classes of stock that which substantially dilute the voting interests of existing shareholders.

- Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

- Creation of "blank check" preferred stock.

- Changes in capitalization by 100% or more.

- Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

- Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

- Proposals to indemnify auditors.

4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.


                             CORPORATE TRANSACTIONS


- Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

- Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

- Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

- Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

(i) Whether the stock option plan is incentive based;

(ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

(iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.


                            ANTI-TAKEOVER PROVISIONS


- Proposals requiring shareholder ratification of poison pills.

- Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B. SHAREHOLDER PROPOSALS

1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

- Requiring auditors to attend the annual meeting of shareholders.

- Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

- Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

- Confidential voting.

- Reduction or elimination of supermajority vote requirements.

2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

- Proposals that limit tenure of directors.

- Proposals to limit golden parachutes.

- Proposals requiring directors to own large amounts of stock to be eligible for election.

- Restoring cumulative voting in the election of directors.

- Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

- Proposals that limit retirement benefits or executive compensation.

- Requiring shareholder approval for bylaw or charter amendments.

- Requiring shareholder approval for shareholder rights plan or poison pill.

- Requiring shareholder approval of golden parachutes.

- Elimination of certain anti-takeover related provisions.

- Prohibit payment of greenmail.

3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

- Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

- Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

- Proposals that require inappropriate endorsements or corporate actions.

IV. ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A. PROXY REVIEW COMMITTEE

1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

(a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

(b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

(c) The Committee will meet at least monthly to (among other matters):

(1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

(d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures);
(2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

(e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

(f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

(g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

                                OPPENHEIMER FUNDS
                               498 SEVENTH AVENUE
                            NEW YORK, NEW YORK 10018
         DESCRIPTION OF PORTFOLIO PROXY VOTING PROCEDURES AND GUIDELINES
                                 AUGUST 1, 2003

Under the investment advisory agreement between OppenheimerFunds, Inc. ("OFI") and each Oppenheimer fund, OFI regularly provides investment advice and recommendations to the Fund with respect to its investments, investment policies and the purchase and sale of securities. Voting proxies relating to securities held by the Oppenheimer funds ("portfolio proxies") is within OFI's responsibility to supervise the Funds' investment program.

In addition, OFI is the sub-adviser for more than 20 funds across 12 outside fund families. Pursuant to the sub-advisory agreement between OFI and each such fund's advisor, OFI is responsible for portfolio proxy voting unless the adviser has directed OFI to the contrary in writing.

OBJECTIVE

OFI has a fiduciary duty under its investment advisory and sub-advisory agreements to vote portfolio proxies in the best interests of the Fund and its shareholders. OFI undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the Funds. When making portfolio proxy voting decisions on behalf of the Funds, OFI adheres to its Proxy Voting Guidelines. These Guidelines set forth OFI's position on routine issues and parameters for assessing non-routine issues. In the case of social and political responsibility issues, OFI believes they do not primarily involve financial considerations and OFI abstains from voting on those issues.

PROXY VOTING AGENT

OFI, on behalf of the Funds, has engaged an independent unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The proxy voting agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the Funds' portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting agent will refer proxy voting questions to the Proxy Voting Coordinator (described below) for instructions under circumstances where: (1) a particular proxy question is not covered by the Proxy Voting Guidelines; or (2) the Proxy Voting Guidelines call for instructions on a case-by-case basis.

PROXY VOTING COORDINATOR

The Proxy Voting Coordinator, who reports to a senior attorney within OFI's Legal Department, is responsible for monitoring proxy voting by the proxy voting agent. The Proxy Voting Coordinator deals directly with the proxy voting agent and, as to questions referred by the proxy voting agent, will solicit recommendations and instructions from OFI's investment professionals, as appropriate. The Proxy Voting Coordinator will review the investment professionals' recommendation with the senior attorney in determining how to vote the portfolio proxy. The Proxy Voting Coordinator is responsible for ensuring that these questions are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting agent.

CONFLICTS OF INTEREST

OFI's primary consideration when voting proxies is the financial interests of the Funds and their shareholders. It is possible that a conflict of interest may arise between the interests of the Fund's shareholders and OFI or its directly-controlled affiliates in voting a portfolio proxy. A potential conflict of interest situation may include where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of the company soliciting the proxy, and failure to vote the proxy as recommended by the company's management might harm the OFI affiliate's business relationship with the company. In order to prevent potential conflicts of interest between OFI and its directly-controlled affiliates, OFI and its directly-controlled affiliates each maintain separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. When voting proxies on behalf of Fund shareholders, OFI votes in a manner consistent with the best interest of the Fund and its shareholders, and votes a company's proxies without regard to any other business relationship between OFI (or its directly-controlled affiliates) and the company.

SUMMARY OF PORTFOLIO PROXY VOTING GUIDELINES

The following is a summary of the Portfolio Proxy Voting Guidelines under which OFI votes proxies relating to securities held by (i) the Oppenheimer funds, and
(ii) the funds for which OFI is the sub-adviser (unless the fund's adviser has advised OFI that the adviser will vote the fund's portfolio proxies). Under Portfolio Proxy Voting Guidelines:

- We vote with the recommendation of the company's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.

- In general, we oppose anti-takeover proposals and support elimination of anti-takeover proposals, absent unusual circumstances.

- We support shareholder proposals to reduce a super-majority vote requirement.

- We oppose management proposals to add a super-majority vote requirement.

- We oppose proposals to classify the board of directors. A company that has a classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year terms and the entire board stands for election each year. We believe classified boards inappropriately limit the ability of shareholders to effect change in a board's composition.

- We support proposals to eliminate cumulative voting. Cumulative voting permits a shareholder to amass (cumulate) all his or her votes for directors and apportion these votes among one, a few, or all of the directors on a multi-candidate slate. We believe cumulative voting promotes special interest candidates who may not represent the interests of all shareholders.

- We oppose re-pricing of stock options.

- In general, we consider executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effect. While we generally support management proposals, we oppose compensation plans we consider to be excessive.

August 1, 2003

                                   WM TRUST I
                                   WM TRUST II
                  WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS, LLC
                                    FORM N-1A
                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Charter

(1) WM Trust I

(A) Form of Amended and Restated Agreement and Declaration of Trust dated as of September 19, 1997 -- incorporated by reference to Post -Effective Amendment ("PEA") No. 67 to the Registrant's Registration Statement, filed with the SEC on September 30, 1997.

(B) Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust dated March 20, 1998 --incorporated by reference to PEA No. 74 to the Registrant's Registration Statement, filed with the SEC on March 27, 1998.

(C) Amendment No. 2 to Amended and Restated Agreement and Declaration of Trust dated March 20, 1998 -- incorporated by reference to PEA No. 74 to the Registrant's Registration Statement, filed with the SEC on March 27, 1998.

(D) Form of Amendment to Amended and Restated Agreement and Declaration of Trust dated ___________, 2003 -- incorporated by reference to PEA No. 84 to the Registrant's Registration Statement, filed with the SEC on February 27, 2003.

(2) WM Trust II

(A) Master Trust Agreement of the Registrant dated February 22, 1989 --incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

(B) Amendment No. 1 to Master Trust Agreement, dated May 10, 1989 --incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

(C) Amendment No. 2 to Master Trust Agreement, dated May 22, 1989 --incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.


(D) Amendment No. 3 to Master Trust Agreement, dated May 24, 1989 --incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

(E) Amendment No. 4 to Master Trust Agreement, dated May 7, 1990 - incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.


(F) Amendment No. 5 to Master Trust Agreement, dated December 4, 1991 --incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

(G) Amendment No. 6 to Master Trust Agreement, dated January 30, 1992 --incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

(H) Amendment No. 7 to Master Trust Agreement, dated September 12, 1992 --incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

(I) Amendment No. 8 to Master Trust Agreement, dated September 22, 1993 --incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

(J) Amendment No. 9 to Master Trust Agreement, dated March 13, 1994 --incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

(K) Amendment No. 10 to Master Trust Agreement, dated January 20, 1995 --incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

(L) Amendment No. 11 to Master Trust Agreement, dated July 19, 1996 --incorporated by reference to PEA No. 23 to the Registrant's Registration Statement, filed with the SEC on August 30, 1996.

(M) Amendment No. 12 to Master Trust Agreement, dated March 20, 1998 --incorporated by reference to PEA No. 28 to the Registrant's Registration Statement, filed with the SEC on March 27, 1998.

(3) WM Strategic Asset Management Portfolios, LLC - LLC Operating Agreement, dated March 12, 1999 - incorporated by reference to PEA No. 8 to the Registrant's Registration Statement, filed with the SEC on April 30, 1999.

(b) Bylaws


(1) WM Trust I - incorporated by reference to PEA No. 67 to the Registrant's Registration Statement, filed with the SEC on September 30, 1997.

(A) Amendment to Bylaws dated February 20, 2002--incorporated by reference to PEA No. 82 to the Registrant's Registration Statement, filed with the SEC on February 28, 2002.

(2) WM Trust II - incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

(A) Amendment to Bylaws dated February 20, 2002--incorporated by reference to PEA No. 37 to the Registrant's Registration Statement, filed with the SEC on February 28, 2002.

(3) WM Strategic Asset Management Portfolios, LLC - incorporated by reference to PEA No. 8 to the Registrant's Registration Statement, filed with the SEC on April 30, 1999.

(A) Amendment to Bylaws dated February 20, 2002--incorporated by reference to PEA No. 13 to the Registrant's Registration Statement, filed with the SEC on February 28, 2002.

(c) Instruments defining the Rights of Shareholders - See (a) and (b) above.

(d) Investment Advisory Contracts

(1) WM Trust I


(A) Amended and Restated Investment Management Agreement dated as of February 19, 2004 incorporated by reference to PEA No. 86 to the Registrant's Registration Statement filed with the SEC on February 27, 2004.


(B) Investment Subadvisory Agreement with Van Kampen Investment Advisory Corporation, dated December 7, 2001 with respect to the Tax-Exempt Bond Fund--incorporated by reference to PEA No. 81 to the Registrant's Registration Statement, filed with the SEC on December 28, 2001.

(2) WM Trust II

(A) Amended and Restated Investment Management Agreement dated as of May 14, 2002--incorporated by reference to PEA No. 38 to the Registrant's Registration Statement, filed with the SEC on December 16, 2002.

(B) Investment Subadvisory Agreement with Van Kampen Investment Advisory Corporation, dated December 7, 2001 with respect to the California Municipal and California Insured Intermediate Municipal Funds--incorporated by reference to PEA No. 36 to the Registrant's Registration Statement, filed with the SEC on December 28, 2001.


(C) Investment Sub-Advisory Agreement dated June 23, 1999 with respect to the International Growth Fund --incorporated by reference to PEA No. 33 to the Registrant's Registration Statement, filed with the SEC on February 29, 2000.

(D) Amendment Agreement with Van Kampen Management, Inc. dated as of January 1, 2000 - incorporated by reference to PEA No. 34 to the Registrant's Registration Statement, filed with the SEC on December 28, 2000.

(E) Amendment Agreement with Capital Guardian Trust Company, dated as of January 1, 2000 -- incorporated by reference to PEA No. 34 to the Registrant's Registration Statement, filed with the SEC on December 28, 2000.


(F) Amended and Restated Investment Sub-advisory Agreement with Janus Capital Management LLC dated as of November 9, 2004 -- filed herewith.



(G)(i) Investment Sub-advisory Agreement with Columbia Management Company dated as of March 1, 2002 -- incorporated by reference to PEA No. 38 to the Registrant's Registration Statement, filed with the SEC on December 16, 2002.



(ii) Amendment to the Investment Sub-advisory Agreement with Columbia Management Company dated as of August 10, 2004 -- filed herewith.



(H)(i) Investment Sub-advisory Agreement with Oppenheimer Funds, Inc. dated as of March 1, 2002--incorporated by reference to PEA No. 38 to the Registrant's Registration Statement, filed with the SEC on December 16, 2002.



(ii) Amendment to the Investment Sub-advisory Agreement with Oppenheimer Funds, Inc. dated as of August 10, 2004 -- filed herewith.


(3) WM Strategic Asset Management Portfolios, LLC - Amended and Restated Investment Management Agreement, dated as of May 14, 2002--incorporated by reference to PEA No. 14 to the Registrant's Registration Statement, filed with the SEC on December 16, 2002.

(e) Underwriting Contracts


(1) Amended and Restated Distribution Agreement dated February 20, 2003 with respect to WM Trust I, WM Trust II and WM Strategic Asset Management Portfolios, LLC -- -- incorporated by reference to PEA No. 84 to WM Trust I's Registration Statement and PEA No. 39 to WM Trust II's Registration Statement, each filed with the SEC on February 27, 2003, and PEA No. 15 to WM Strategic Asset Management Portfolios, LLC's Registration Statement, filed with the SEC on February 28, 2003.



(2) Form of Dealer Agreement - incorporated by reference to PEA No. 86 to WM Trust I's Registration Statements PEA No. 41 to WM Trust's II Registration Statement and PEA No. 17 to WM Strategic Asset Management Portfolios, LLC's Registration Statement, each filed with the SEC on February 27, 2004.


(f) Bonus or Profit Sharing Plans - Not Applicable.

(g) Custodian Agreements


(1) Mutual Funds Custody and Service Agreement effective as of July 1, 2001, for WM Trust I, WM Trust II and WM Strategic Asset Management Portfolios, LLC -- incorporated by reference to PEA No. 81 to WM Trust I's Registration Statement, PEA No. 36 to WM Trust II's

Registration Statement and PEA No. 12 to WM Strategic Asset Management Portfolios, LLC's Registration Statement, each filed with the SEC on December 28, 2001.

(h) Other Material Contracts


(1) Amended and Restated Transfer Agent Contract with respect to WM Trust I, WM Trust II and WM Strategic Asset Management Portfolios, LLC dated January 1, 2003
- incorporated by reference to PEA No. 86 to WM Trust I's Registration Statement, PEA No. 41 to WM Trust II's Registration Statement and PEA No. 17 to WM Strategic Asset Management Portfolios, LLC's Registration Statement, each filed with the SEC on February 27, 2004.


(i) Legal Opinion

(1) WM Trust I - Opinion and Consent of Counsel --incorporated by reference to PEA No. 74 to the Registrant's Registration Statement, filed with the SEC on March 27, 1998.

(A) Opinion and Consent of Counsel dated February 27, 2003 for the REIT Fund --incorporate by reference to PEA No. 84 to the Registrant's Registration Statement, filed with the SEC on February 27, 2003.

(2) WM Trust II - Consent and Opinion of Counsel dated June 20, 1997 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement, filed with the SEC on August 28, 1997.

(3) WM Strategic Asset Management Portfolios, LLC - Opinion and Consent of Counsel dated June 25, 1999 -- incorporated by reference to PEA No. 9 of the Registrant's Registration Statement, filed with the SEC on June 25, 1999.

(j) Other Opinions


(1) Consent of Deloitte & Touche LLP -- to be filed by amendment.


(k) Omitted Financial Statements - Not Applicable.

(l) Initial Capital Agreements - Not Applicable.

(m) 12b-1 Plan

(A) Class A Distribution Plan dated as of March 7, 2000 -incorporated by reference to PEA No. 79 to WM Trust I's Registration Statement, PEA No. 34 to WM Trust II's Registration Statement, and PEA No. 10 to WM Strategic Asset Management, LLC's Registration Statement, each as filed with the SEC on December 28, 2000.

(B) Class B Distribution Plan dated as of March 7, 2000 --incorporated by reference to PEA No. 79 to WM Trust I's Registration Statement, PEA No. 34 to WM Trust II's Registration Statement, and PEA No. 10 to WM Strategic Asset Management, LLC's Registration Statement, each as filed with the SEC on December 28, 2000.


(C) Class C Distribution Plan dated as of February 20, 2002 --incorporated by reference to PEA No. 81 to WM Trust I's Registration Statement, PEA No. 36 to WM Trust II's Registration Statement and PEA No. 12 to WM Strategic As set Management Portfolios, LLC's Registration Statement, each filed with the SEC on December 28, 2001.

(n) Rule 18f-3 Plan

(1) WM Trust I, WM Trust II, WM Strategic Asset Management Portfolios, LLC--Rule 18f-3 Multiple Class Plan dated January 1, 2002, incorporated by reference to PEA No. 81 to WM Trust I's Registration Statement, PEA No. 36 to WM Trust II's Registration Statement and PEA No. 12 to WM Strategic Asset Management Portfolios, LLC's Registration Statement, each filed with the SEC on December 28, 2001.

(o) Reserved

(p) Codes of Ethics


(1) WM Trust I, WM Trust II, WM Strategic Asset Management Portfolios, LLC, WM Advisors, Inc. and WM Funds Distributor, Inc. -- Code of Ethics dated as of May 11, 2004 - filed herewith.



(2) Van Kampen Asset Management -- Code of Ethics dated as of August 16, 2002 --incorporated by reference to PEA No. 85 to WM Trust I's Registration Statement, PEA No. 40 to WM Trust II's Registration Statement, filed with the SEC on December 16, 2003.



(3) Capital Guardian Trust Company -- Code of Ethics dated as of November 2004 - filed herewith.



(4) Janus Capital Management LLC -- Code of Ethics dated as of September 14, 2004 - filed herewith.



(5) Columbia Management Company -- Code of Ethics dated as of November 14, 2003
- filed herewith.



(6) Oppenheimer Funds, Inc. -- Code of Ethics dated as of May 15, 2002 --incorporated by reference to PEA No. 39 to WM Trust II's Registration Statement, filed with the SEC on February 27, 2003. .


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable.

ITEM 25. INDEMNIFICATION

(a) WM Trust I -- Under Article VIII, Section 1 of the Amended and Restated Agreement and Declaration of Trust of the Registrant, as amended (the "Agreement and Declaration of Trust"), each of the Registrant's Trustees and officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each such person being a "Covered Person"), is indemnified against all liabilities and expenses, including amounts paid in satisfaction of judgments or settlements or as reasonable attorneys' fees, incurred by a Covered Person in any civil or criminal proceeding by virtue of such person's being a Covered Person. This provision does not authorize indemnification of a Covered Person if it is determined as a final adjudication that the Covered Person is liable to the Registrant or its shareholders by reason of such Covered Person's willful misfeasance, bad faith, gross negligence or reckless disregard of such Covered Person's duties in such office. Expenses may be paid by the Registrant in advance of the final disposition of any such action provided that the Covered Person delivers an undertaking that expenses so advanced will be repaid by the Covered Person to the Registrant if it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or a majority of the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.


Under Article IX, Section 9 of the Bylaws of the Registrant, as amended, for purposes of the determination or opinion with respect to the Registrant paying expenses in advance, as referred to above, the determination by the majority of disinterested Trustees acting on the matter or independent legal counsel, as the case may be, shall afford the Covered Person a rebuttable presumption that the covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.



(b) WM Trust II - Under Section 6.4 of Registrant's Master Trust Agreement, as amended, any past or present Trustee or officer of Registrant, including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to a s a "Covered Person"), is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Master Trust Agreement, that a Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Master Trust Agreement, that the Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by the Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by a Covered Person to repay those expenses to the Registrant in the event that it is ultimately determined that indemnification of the expenses is not authorized under the Master Trust Agreement and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Master Trust Agreement, that there is reason to believe the Covered Person will be found to be entitled to indemnification.


Under Article XIV, Section 1 of the Bylaws of the Registrant, as amended, for purposes of the determination or opinion with respect to the Registrant paying expenses in advance, as referred to above, the determination by the majority of disinterested Trustees acting on the matter or independent legal counsel, as the case may be, shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.



(c) WM Strategic Asset Management Portfolios, LLC - Under Article 8, Section 1 of the Registrant's Limited Liability Company Agreement (the "LLC Agreement"), any past or present Trustee or officer of the Registrant, including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the LLC Agreement, that a Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the LLC Agreement, that the Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by the Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by a Covered Person to repay those expenses to the Registrant in the event that it is ultimately determined that indemnification of the expenses is not authorized under the LLC Agreement and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the LLC Agreement, that there is reason to believe the Covered Person will be found to be entitled to indemnification.


Under Article XIII, Section 1 of the Bylaws of the Registrant, as amended, for purposes of the determination or opinion with respect to the Registrant paying expenses in advance, as referred to above, the determination by the majority of disinterested Trustees acting on the matter or independent legal counsel, as the case may be, shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

****************

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of each of WM Trust I, WM Trust II and WM Strategic Asset Management Portfolios, LLC pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the above-named Registrants in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, such Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

(a) WM Advisors, Inc.


Directors/Officers                         Past Two Fiscal Years
----------------------                     ---------------------------
Michael Amato                              WM Advisors, Inc.
Director                                   1201 Third Ave., 22nd Floor,
                                           Seattle WA 98101



Director                                   WM Funds Distributor, Inc.
                                           1201 Third Ave., 22nd Floor,
                                           Seattle, WA 98101



Director                                   WM Shareholder Services, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Charles D. Averill                         WM Advisors, Inc.
Vice President                             1201 Third Ave., 22nd Floor,
                                           Seattle WA 98101



Janine Bakken                              WM Advisors, Inc.
Vice President                             1201 Third Ave., 22nd Floor,
                                           Seattle WA 98101



Wendi Bernard                              WM Advisors, Inc.
Assistant Vice President                   1201 Third Ave., 22nd Floor,
                                           Seattle, WA 98101

Holly Bragdon                              WM Advisors, Inc.
Assistant Vice President                   1201 Third Ave., 22nd Floor,
                                           Seattle, WA 98101



Mike Brandeberry                           WM Advisors, Inc.
Director                                   1201 Third Ave., 22nd Floor,
                                           Seattle, WA 98101



Director                                   WM Funds Distributor, Inc.
                                           1201 Third Ave., 22nd Floor,
                                           Seattle, WA 98101



Director                                   WM Shareholder Services, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101


Joel Calvo                                 WM Advisors, Inc.
Chairman                                   1201 Third Ave., 22nd Floor,
                                           Seattle, WA 98101

Chairman                                   WM Funds Distributor, Inc.
                                           1201 Third Ave., 22nd Floor,
                                           Seattle, WA 98101

President and Chairman                     WM Shareholder Services, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101


President and Chairman                     WM Financial Services,
                                           1201 Third Avenue, Suite 780,
                                           Seattle, WA 98101


Sandra A. Cavanaugh                        WM Advisors, Inc.
Senior Vice President, Director            1201 Third Ave., 22nd Floor,
                                           Seattle, WA 98101

Senior Vice President, Director            WM Shareholder Services, Inc.
                                           1201 Third Ave., 22nd Floor,
                                           Seattle, WA 98101

Senior Vice President, Director            WM Funds Distributor, Inc.
                                           1201 Third Ave., 22nd Floor,
                                           Seattle, WA 98101


Daniel R. Coleman                          WM Advisors, Inc.
Vice President                             1201 Third Ave., 22nd Floor,

                                           Seattle, WA 98101


Philip M. Foreman                          WM Advisors, Inc.
Vice President                             1201 Third Ave., 22nd Floor,
                                           Seattle, WA 98101



John Friedl                                WM Advisors, Inc.
Vice President                             1201 Third Ave., 22nd Floor,
                                           Seattle, WA 98101



Alex Ghazanfari                            WM Advisors, Inc.
Chief Compliance Officer,                  1201 Third Ave., 22nd Floor,
First Vice President                       Seattle, WA 98101



Chief Compliance Officer,                  WM Funds Distributor, Inc.
First Vice President                       1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Chief Compliance Officer,                  WM Shareholder Services, Inc.
First Vice President                       1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



John W. Healy                              WM Advisors, Inc.
Assistant Vice President                   1201 Third Ave., 22nd Floor,
                                           Seattle, WA 98101



Richard Helm                               WM Advisors, Inc.
Vice President                             1201 Third Ave., 22nd Floor,
                                           Seattle, WA 98101



Sharon L. Howells                          WM Advisors, Inc.
First Vice President,                      1201 Third Avenue, 22nd  Floor,
Secretary                                  Seattle WA 98101



First Vice President,                      WM Funds Distributor, Inc.
Secretary                                  1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



First Vice President,                      WM Shareholder Services, Inc.
Secretary                                  1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Robert E. Jackson                          WM Advisors, Inc.
Assistant Vice President                   1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101

Cindy Kim                                  WM Advisors, Inc.
Assistant Vice President                   1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Suzanne M. Krahling                        WM Advisors, Inc.
First Vice President,                      1201 Third Avenue, 22nd Floor,
Treasurer                                  Seattle, WA 98101


First Vice President,                      WM Shareholder Services, Inc.
Treasurer                                  1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101

First Vice President,                      WM Funds Distributor, Inc.
Treasurer                                  1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101

First Vice President,                      WM Financial Services
Secretary,                                 1201 Third Avenue, 22nd Floor,
Treasurer                                  Seattle, WA 98101


Jeffrey Lunzer                             WM Advisors, Inc.
First Vice President                       1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



First Vice President                       WM Funds Distributor, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



First Vice President                       WM Shareholder Services, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Melissa Martinez                           WM Advisors, Inc.
Director                                   1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Director                                   WM Funds Distributor, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Director                                   WM Shareholder Services, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Michael D. Meighan                         WM Advisors, Inc.
Vice President                             1201 Third Avenue, 22nd Floor,

                                           Seattle, WA 98101



Diane Novak                                WM Advisors, Inc.
Senior Vice President                      1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Senior Vice President                      WM Funds Distributor, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Senior Vice President                      WM Shareholder Services, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Linda C. Olson                             WM Advisors, Inc.
Vice President                             1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101


William G. Papesh                          WM Advisors, Inc.
President, Director                        1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101

President, Director                        WM Shareholder Services, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101

Director                                   WM Insurance Services
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101

President, Director                        WM Group of Funds
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101

President, Director                        WM Funds Distributor, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101

Scott Pelkola                              WM Advisors, Inc.
Director                                   1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101

Director                                   WM Funds Distributor, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA  98101

Director                                   WM Shareholder Services, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Scott J. Peterson                          WM Advisors, Inc.
Vice President                             1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101


Brian L. Placzek                           WM Advisors, Inc.
Vice President                             1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101


Gary J. Pokrzywinski                       WM Advisors, Inc.
Senior Vice President,                     1201 Third Avenue, 22nd Floor,
Director                                   Seattle, WA 98101



Director                                   WM Funds Distributor, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Director                                   WM Shareholder Services, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Debra Ramsey                               WM Advisors, Inc.
Senior Vice President,                     1201 Third Avenue, 22nd Floor,
Director                                   Seattle, WA 98101



Senior Vice President,                     WM Funds Distributor, Inc.
Director                                   1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Senior Vice President,                     WM Shareholder Services, Inc.
Director                                   1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Deveri Ray                                 WM Advisors, Inc.
First Vice President                       1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



First Vice President                       WM Funds Distributor, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



First Vice President                       WM Shareholder Services, Inc.
                                           1201 Third Avenue, 22nd Floor,

                                           Seattle, WA 98101


Craig V. Sosey                             WM Advisors, Inc.
Vice President                             1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Stephen Q. Spencer                         WM Advisors, Inc.
First Vice President                       1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Catherine Tong-Lee                         WM Advisors, Inc.
Assistant Vice President                   1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Deborah L. Wardwell                        WM Advisors, Inc.
Vice President                             1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



John T. West                               WM Advisors, Inc.
First Vice President                       1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



First Vice President                       WM Funds Distributor, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA  98101



First Vice President                       WM Shareholder Services, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



David M. Williams                          WM Advisors, Inc.
Chief Financial Officer,                   1201 Third Avenue, 22nd Floor,
Treasurer,                                 Seattle, WA 98101
First Vice President



Chief Financial Officer,                   WM Shareholder Services, Inc.
Treasurer,                                 1201 Third Avenue, 22nd Floor,
First Vice President                       Seattle, WA 98101



Chief Financial Officer,                   WM Funds Distributor, Inc.
Treasurer,                                 1201 Third Ave., 22nd Floor,
First Vice President                       Seattle, WA 98101



Randall L. Yoakum                          WM Advisors, Inc.
Senior Vice President,                     1201 Third Avenue, 22nd Floor,
Chairman of Investment Committee           Seattle, WA 98101

Director                                   WM Advisors, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Director                                   WM Shareholder Services, Inc.
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



Director                                   WM Funds Distributor
                                           1201 Third Avenue, 22nd Floor,
                                           Seattle, WA 98101



(b) Van Kampen Asset Management


Van Kampen Asset Management ("Van Kampen"), is a wholly owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. Van Kampen provides investment advice to a wide variety of individual, institutional and investment company clients.

The list required by this Item 26 of officers and directors of Van Kampen, together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Van Kampen pursuant to the Advisers Act (SEC File No. 801-18161).

(c) Janus Capital Management LLC

Janus Capital Management LLC ("Janus") is an investment advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies, foreign investment companies and for individual, charitable, corporate and retirement accounts. Janus, and its affiliates, provide a variety of trust, investment management and investment advisory services.

The list required by this Item 26 of officers and directors of Janus, together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D or Form ADV filed by Janus pursuant to the Advisers Act (SEC File No. 801-13991).


(d) Oppenheimer Funds, Inc.



Oppenheimer Funds, Inc. ("Oppenheimer") is a wholly owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.

The list required by this Item 26 of officers and directors of Oppenheimer, together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Oppenheimer pursuant to the Advisers Act (SEC File No. 801-8253).


(e) Columbia Management Advisor, Inc.

Columbia Management Company ("Columbia") is a wholly owned subsidiary of FleetBoston Financial Corporation, a publicly owned multi-bank holding company based in Boston, MA. The list required by this Item 26 of officers and directors of Columbia, together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Columbia pursuant to the Advisers Act (SEC File No. 801-5930).

(f) Capital Guardian Trust Company

Capital Guardian Trust Company ("Capital Guardian") is a wholly owned subsidiary of Capital Group International, Inc. ("CGI"), which is in turn owned by The Capital Group Companies, Inc. ("CGC"). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provided investment management services.

The list required by this Item 26 of officers and directors of Capital Guardian, together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Capital Guardian pursuant to the Advisers Act (SEC File No. 801-60145).

ITEM 27: PRINCIPAL UNDERWRITERS

(a) The principal underwriter for each Registrant is WM Funds Distributor, Inc.

(b) The directors and officers of WM Funds Distributor, Inc., their positions with WM Funds Distributor, Inc. and the WM Group of Funds are set forth in the table below. The principal business address of WM Funds Distributor, Inc. and each of its directors and officers is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101.


        Name and                                     Position and                           Positions and
   Principal Business                                Offices with                           Offices with
         Address                                      Underwriter                            Registrant
------------------------                    ------------------------------         ------------------------------
William G. Papesh                                 President, Director                    President, Director

Michael Amato                                          Director                               Director

Mike Brandeberry                                       Director                               Director

Melissa Martinez                                       Director                               Director

Scott Pelkola                                          Director                               Director

Gary Pokrzywinski                                      Director                               Director,
                                                                                        Senior Vice President

Debra Ramsey                                           Director,                              Director,
                                                 Senior Vice President                  Senior Vice President

Scott McIntyre                                   Senior Vice President

Diane Novak                                      Senior Vice President                  Senior Vice President

Jeffrey Place                                    Senior Vice President

Russell Adams                                    First Vice President

James Blakeslee                                  First Vice President

Alex Ghazanfari                                Chief Compliance Officer,              Chief Compliance Officer,
                                                 First Vice President                   First Vice President,

Leslie A. Harrison                               First Vice President

Sharon L. Howells                                First Vice President,                  First Vice President
                                                      Secretary,

Brent Korte                                      First Vice President

Jeffrey Lunzer                                   First Vice President                   First Vice President

Antonios Poleondakis                             First Vice President

Deveri Ray                                       First Vice President                   First Vice President

Theresa Shuping                                  First Vice President                   First Vice President

John T. West                                     First Vice President                   First Vice President

David M. Williams                              Chief Compliance Officer,              Chief Compliance Officer,
                                                      Treasurer,                             Treasurer,
                                                 First Vice President                   First Vice President

Barbara A. Burgat                                   Vice President

Barbara Cantu                                       Vice President

Carolyn Casteel-Picincih                            Vice President

Jeff Chernoff                                       Vice President

Patrick Clark                                       Vice President

Glenn Commons                                       Vice President

William Condon                                      Vice President

Christine Corsa                                     Vice President

Christopher Fullerton                               Vice President

Geoffrey Haefner                                    Vice President

Brian Hannigan                                      Vice President

Timothy Hill                                        Vice President

Kyle Hodges                                         Vice President

Joel H. Jonczyk                                     Vice President

Diana Keary                                         Vice President

John Kent                                           Vice President

Dean Lampe                                          Vice President

Tait Lane                                           Vice President

Stephen Lynch                                       Vice President

Brian Marks                                         Vice President

Shawn McClain                                       Vice President

John McCormack                                      Vice President

Ionnis Meras                                        Vice President

John Mullen                                         Vice President

Pam Todd Gregory                                    Vice President

Timothy Parkinson                                   Vice President

John Poleondakis                                    Vice President

Michael Russo                                       Vice President

Edward Schuh                                        Vice President

Darren Stabler                                      Vice President

Terry Swagerty                                      Vice President

Chad Wood                                           Vice President

Herbert Wood                                        Vice President

Jeanne Fruda                                   Assistant Vice President

Will Jones                                     Assistant Vice President

Damon Novell                                   Assistant Vice President

Troy Seitz                                     Assistant Vice President

Todd Shobert                                   Assistant Vice President

Tiffanie Yee                                   Assistant Vice President


(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


All accounts, books and other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrants, at 1201 Third Avenue, 22nd Floor, Seattle, WA 98101, the offices of the Registrants' custodian, Mellon Trust of New England, National Association, One Boston Place, Boston, MA 02108 and the offices of the Registrants' sub-advisors, Van Kampen Asset Management, One Parkview Plaza, Oakbrook Terrace, Illinois 60181, Janus Capital Management LLC, 100 Fillmore Street, Suite 300, Denver, Colorado 80206, Capital Guardian Trust Co., Investment Office, 333 South Hope St., Los Angeles, CA 90071, Columbia Management Advisors, Inc., 1301 Southwest Fifth Avenue, Portland, Oregon 97201, and

Oppenheimer Funds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10018.


ITEM 29. MANAGEMENT SERVICES

None of the Registrants is a party to any management related contract, other than as set forth in the Prospectus.

ITEM 30. UNDERTAKINGS

(a) Each Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) Each of the Registrants has undertaken to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of the Registrant when requested to do so by the holders of at least 10% of the Registrant's outstanding shares. Each Registrant has undertaken further, in connection with the meeting, to comply with the provisions of Section 16 (c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Seattle, and State of Washington on the 30th day of December, 2004.



                                   WM TRUST I
                                 WM TRUST II AND
                  WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS, LLC



                       /s/WILLIAM G. PAPESH
                       --------------------------------------
                       WILLIAM G. PAPESH, PRESIDENT



Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



          SIGNATURE                                         TITLE                                   DATE
/s/ WILLIAM G. PAPESH                        President and Trustee                            December 30, 2004
-------------------------------
William G. Papesh


/s/ JEFFREY L. LUNZER                        Chief Financial Officer                          December 30, 2004
-------------------------------              (and principal accounting officer)
Jeffrey L. Lunzer


WAYNE L. ATTWOOD, M.D.*                      Trustee                                          December 30, 2004
-------------------------------
Wayne L. Attwood, M.D.


KRISTIANNE BLAKE*                            Trustee                                          December 30, 2004
-------------------------------
Kristianne Blake


EDMOND R. DAVIS*                             Trustee                                          December 30, 2004
-------------------------------
Edmond R. Davis


ANNE V. FARRELL*                             Trustee                                          December 30, 2004
-------------------------------
Anne V. Farrell


CARROLL R. MCGINNIS*                         Trustee                                          December 30, 2004
-------------------------------
Carroll R. McGinnis


MICHAEL K. MURPHY*                           Trustee                                          December 30, 2004
-------------------------------
Michael K. Murphy


ALFRED E. OSBORNE, JR.*                      Trustee                                          December 30, 2004
-------------------------------
Alfred E. Osborne, Jr.


DANIEL L. PAVELICH*                          Trustee                                          December 30, 2004
-------------------------------
Daniel L. Pavelich


JAY ROCKEY*                                  Trustee                                          December 30, 2004
-------------------------------
Jay Rockey


RICHARD C. YANCEY*                           Trustee                                          December 30, 2004
-------------------------------
Richard C. Yancey


/s/ WILLIAM G. PAPESH
---------------------
WILLIAM G. PAPESH


* By /s/ pursuant to Powers of Attorney previously filed.


EXHIBIT INDEX



(d) (2) (F) Amended and Restated Investment Sub-advisory Agreement with Janus Capital Management LLC dated as of November 9, 2004



(d) (2) (G)(ii) Amendment to the Investment Sub-advisory Agreement dated as of August 10, 2004




(d) (2) (H)(ii) Amendment to the Investment Sub-advisory Agreement dated as of August 10, 2004



(p)(1) WM Trust I, WM Trust II, WM Strategic Asset Management Portfolios, LLC, WM Advisors, Inc. and WM Funds Distributor, Inc. Code of Ethics dated as of May 11, 2004



(p)(3) Capital Guardian Trust Company Code of Ethics dated as of November 2004



(p)(4) Janus Capital Management LLC Code of Ethics dated as of September 14,
2004



(p)(5) Columbia Management Company Code of Ethics dated as of November 14, 2003